          As filed with the Securities and Exchange Commission on April 22, 2005

                                             1933 Act Registration No. 333-91182

                                            1940 Act Registration No. 811-09763
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 7 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 44 /X/

               Lincoln New York Account N for Variable Annuities
                           (Exact Name of Registrant)

      Lincoln ChoicePlus II Bonus and Lincoln ChoicePlus Assurance (Bonus)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                           W. Thomas Conner, Esquire
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue NW
                             Washington, DC 20004

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on May 1, 2005, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _____________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

Lincoln ChoicePlus II Bonus
Lincoln New York Account N
for Variable Annuities
Individual Variable Annuity Contracts

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnRetirement.com

Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 7866
Fort Wayne, IN 46802-7866
1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York. It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For contracts issued after September 30, 2003, the only fixed account available is for dollar cost averaging purposes.

We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistancy credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.

You should carefully consider whether or not this contract is the best product for you.


All purchase payments, bonus credits and persistancy credits for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.


The available funds are listed below:


AIM Variable Insurance Funds (Series II):
     AIM V.I. Growth Fund**
     AIM V.I. International Growth Fund**
     AIM V.I. Premier Equity Fund**

AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein Large Cap Growth Portfolio***
     (formerly AllianceBernstein Premier Growth)
     AllianceBernstein Small/Mid Cap Value Portfolio
     (formerly AllianceBernstein Small Cap)

     AllianceBernstein Global Technology Portfolio
     (formerly AllianceBernstein Technology)
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):

   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund

     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

                                                                               1


Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series*
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series

     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series

     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series***
     Delaware VIP Value Series
     (formerly Delaware VIP Large Cap Value)

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio

     Fidelity (Reg. TM) VIP Equity-Income Portfolio***

     Fidelity (Reg. TM) VIP Growth Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio*
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     (formerly FTVIPT Franklin Small Cap)
     FTVIPT Templeton Global Income Securities Fund*

     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):

     Janus Aspen Balanced Portfolio***
     Janus Aspen Mid Cap Growth Portfolio***

     Janus Aspen Worldwide Growth Portfolio**
Lincoln Variable Insurance Products Trust (Standard Class):
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP International Fund
     Lincoln VIP Money Market Fund
   Lincoln VIP Social Awareness Fund


Lincoln Variable Insurance Products Trust (Service Class):
     Lincoln VIP Core Fund*
     Lincoln VIP Equity-Income Fund****
     Lincoln VIP Growth Fund*
     Lincoln VIP Growth and Income Fund*
     Lincoln VIP Growth Opportunities Fund*
     Lincoln VIP Conservative Profile Fund*
     Lincoln VIP Moderate Profile Fund*
     Lincoln VIP Moderately Aggressive Profile Fund*
     Lincoln VIP Aggressive Profile Fund*
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Capital Opportunities Series***
     MFS (Reg. TM) VIT Emerging Growth Series***

     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio

Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund**
     Putnam VT Health Sciences Fund**

Scudder Investment VIT Funds (Class A):

     Scudder VIT EAFE Equity Index Fund***

     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund


* These funds will be available for allocations of purchase payments or contract value on or around June 6, 2005. Check with your investment representative regarding availability.

** These funds are not offered in contracts issued on or after May 24, 2004.

*** These funds will not be offered in contracts issued on or after June 6, 2005.

**** This fund is only available for contracts issued on or after June 6, 2005.



This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.
The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2005


2

Table of Contents



Item                                                                            Page
Special terms                                                                    4
Expense tables                                                                   5
Summary of common questions                                                      9
Lincoln Life & Annuity Company of New York                                      11
Variable annuity account (VAA)                                                  11
Investments of the variable annuity account                                     12
Charges and other deductions                                                    18
The contracts                                                                   21
 Purchase payments                                                              22
 Bonus credits                                                                  22
 Persistency credits                                                            22
 Transfers on or before the annuity commencement date                           23
 Death benefit                                                                  25
 Lincoln SmartSecuritySM Advantage                                              28
 Surrenders and withdrawals                                                     31
 Distribution of the contracts                                                  32
 i4LIFE (Reg. TM) Advantage                                                     33
 Annuity payouts                                                                36
 Fixed side of the contract                                                     37
Federal tax matters                                                             38
Additional information                                                          43
 Voting rights                                                                  43
 Return privilege                                                               43
 Other information                                                              43
 Legal proceedings                                                              44
Statement of Additional Information
Table of Contents for Lincoln New York Account N for Variable Annuities         45
Appendix A - Condensed financial information                                    A-1


                                                                               3

Special terms
In this prospectus, the following terms have the indicated meanings:

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.


Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.


Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Bonus Credit - The additional amount credited to the contract for each purchase payment.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The contracts - Death benefit for a description of the various death benefit options.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln New York (we, us, our) - Lincoln Life & Annuity Company of New York
(LNY)

Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.

Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.



4

Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:


  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        8.5%*
  o        Transfer charge:                                                                      $ 25**

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions-Surrender charge.

** The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.


Annual Account Fee: $30*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):



                                                  With Enhanced                Guarantee of
                                                  Guaranteed Minimum           Principal Death
                                                  Death Benefit (EGMDB)        Benefit (GOP)
                                                  -----------------------      ----------------
o        Mortality and expense risk charge                1.45%                     1.35%
o        Administrative charge                            0.15%                     0.15%
                                                           ----                      ----
o        Total annual charge for each
         subaccount                                       1.60%                     1.50%


* We do not assess the account fee on contracts issued prior to October 1, 2003. The account fee will be waived if your contract value is $50,000 or more at the end of any particular year. The account fee will be waived after the fifteenth contract year.


Optional Rider Charges:





                                            Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                          Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                 Step-Up option                     Step-Up option
                                         -----------------------------      -----------------------------
Guaranteed maximum annual
percentage charge*                                  0.95%                               1.50%
Current annual percentage charge*                   0.45%                               0.65%



*The annual percentage charge is assessed against the Guaranteed Amount as adjusted for purchase payments, bonus credits, step-ups and withdrawals. See Charges and other deductions for further information.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2004. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.




                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.29%          4.13%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.29%          1.75%



* 21 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2006.


                                                                               5


The following table shows the expenses charged by each fund for the year ended December 31, 2004:
(as a percentage of each fund's average net assets):




                                                                              Management
                                                                             Fees (before
                                                                             any waivers/
                                                                            reimbursements)      +
AIM V.I. Growth Fund (Series II)                                            0.63        %
AIM V.I. International Growth Fund (Series II)                              0.74
AIM V.I. Premier Equity Fund (Series II)                                    0.61
AllianceBernstein Growth and Income Portfolio (class B)                     0.55
AllianceBernstein Large Cap Growth Portfolio (class B)                      0.75
AllianceBernstein Small/Mid Cap Value Portfolio (class B)                   0.75
AllianceBernstein Global Technology Portfolio (class B)                     0.75
American Century Investments VP II Inflation Protection (Class II)          0.50
American Funds Global Growth Fund (class 2) (1)                             0.61
American Funds Global Small Capitalization Fund (class 2) (1)               0.77
American Funds Growth Fund (class 2) (1)                                    0.35
American Funds Growth-Income Fund (class 2) (1)                             0.29
American Funds International Fund (class 2) (1)                             0.54
Delaware VIP Capital Reserves Series (Service Class) (2)                    0.50
Delaware VIP Diversified Income Series(Service Class) (3)                   0.65
Delaware VIP Emerging Markets Series(Service Class) (4)                     1.25
Delaware VIP High Yield Series (Service class) (2)                          0.65
Delaware VIP Value Series (Service class) (5)                               0.65
Delaware VIP REIT Series (Service class) (6)                                0.74
Delaware VIP Small Cap Value Series (Service class) (6)                     0.74
Delaware VIP Trend Series (Service class) (6)                               0.74
Delaware VIP U.S. Growth Series (Service class) (2)                         0.65
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)           0.57
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)        0.47
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)               0.58
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service class 2) (7)              0.57
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)             0.72
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)          0.48
FTVIPT Templeton Global Income Securities Fund (class 2)                    0.62
FTVIPT Templeton Growth Securities Fund (class 2)                           0.79
Janus Aspen Mid Cap Growth Portfolio (Service class)                        0.64
Janus Aspen Balanced Portfolio (Service class)                              0.55
Janus Aspen Worldwide Growth Portfolio (Service class)                      0.60
Lincoln VIP Aggressive Growth Fund (Standard class)                         0.74
Lincoln VIP Bond Fund (Standard class)                                      0.36
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                 0.74
Lincoln VIP Core Fund (Service class) (9)                                   0.69
Lincoln VIP Equity-Income Fund (Service class) (16)                         0.73
Lincoln VIP Global Asset Allocation Fund (Standard class)                   0.74
Lincoln VIP Growth Fund (Service class) (9)                                 0.74
Lincoln VIP Growth and Income Fund (Service class)                          0.33
Lincoln VIP Growth Opportunities Fund (Service class) (9)                   0.99



                                                                              12b-1 Fees                  Other Expenses
                                                                              (before any                   (before any
                                                                               waivers/                      waivers/
                                                                            reimbursements)      +        reimbursements)
AIM V.I. Growth Fund (Series II)                                            0.25        %                 0.28        %
AIM V.I. International Growth Fund (Series II)                              0.25                          0.40
AIM V.I. Premier Equity Fund (Series II)                                    0.25                          0.30
AllianceBernstein Growth and Income Portfolio (class B)                     0.25                          0.05
AllianceBernstein Large Cap Growth Portfolio (class B)                      0.25                          0.06
AllianceBernstein Small/Mid Cap Value Portfolio (class B)                   0.25                          0.12
AllianceBernstein Global Technology Portfolio (class B)                     0.25                          0.13
American Century Investments VP II Inflation Protection (Class II)          0.25                          0.00
American Funds Global Growth Fund (class 2) (1)                             0.25                          0.04
American Funds Global Small Capitalization Fund (class 2) (1)               0.25                          0.04
American Funds Growth Fund (class 2) (1)                                    0.25                          0.01
American Funds Growth-Income Fund (class 2) (1)                             0.25                          0.02
American Funds International Fund (class 2) (1)                             0.25                          0.05
Delaware VIP Capital Reserves Series (Service Class) (2)                    0.30                          0.12
Delaware VIP Diversified Income Series(Service Class) (3)                   0.30                          0.33
Delaware VIP Emerging Markets Series(Service Class) (4)                     0.30                          0.38
Delaware VIP High Yield Series (Service class) (2)                          0.30                          0.10
Delaware VIP Value Series (Service class) (5)                               0.30                          0.10
Delaware VIP REIT Series (Service class) (6)                                0.30                          0.10
Delaware VIP Small Cap Value Series (Service class) (6)                     0.30                          0.09
Delaware VIP Trend Series (Service class) (6)                               0.30                          0.10
Delaware VIP U.S. Growth Series (Service class) (2)                         0.30                          0.11
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)           0.25                          0.11
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)        0.25                          0.11
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)               0.25                          0.10
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service class 2) (7)              0.25                          0.14
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)             0.25                          0.19
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)          0.25                          0.29
FTVIPT Templeton Global Income Securities Fund (class 2)                    0.25                          0.16
FTVIPT Templeton Growth Securities Fund (class 2)                           0.25                          0.07
Janus Aspen Mid Cap Growth Portfolio (Service class)                        0.25                          0.01
Janus Aspen Balanced Portfolio (Service class)                              0.25                          0.01
Janus Aspen Worldwide Growth Portfolio (Service class)                      0.25                          0.03
Lincoln VIP Aggressive Growth Fund (Standard class)                         0.00                          0.17
Lincoln VIP Bond Fund (Standard class)                                      0.00                          0.06
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                 0.00                          0.07
Lincoln VIP Core Fund (Service class) (9)                                   0.25                          2.90
Lincoln VIP Equity-Income Fund (Service class) (16)                         0.25                          0.07
Lincoln VIP Global Asset Allocation Fund (Standard class)                   0.00                          0.29
Lincoln VIP Growth Fund (Service class) (9)                                 0.25                          2.89
Lincoln VIP Growth and Income Fund (Service class)                          0.25                          0.04
Lincoln VIP Growth Opportunities Fund (Service class) (9)                   0.25                          2.89



                                                                                                               Total
                                                                                     Total Expenses         Contractual
                                                                                       (before any            waivers/
                                                                                        waivers/           reimbursements
                                                                            =        reimbursements)          (if any)
AIM V.I. Growth Fund (Series II)                                                     1.16        %
AIM V.I. International Growth Fund (Series II)                                       1.39
AIM V.I. Premier Equity Fund (Series II)                                             1.16
AllianceBernstein Growth and Income Portfolio (class B)                              0.85
AllianceBernstein Large Cap Growth Portfolio (class B)                               1.06
AllianceBernstein Small/Mid Cap Value Portfolio (class B)                            1.12
AllianceBernstein Global Technology Portfolio (class B)                              1.13
American Century Investments VP II Inflation Protection (Class II)                   0.75
American Funds Global Growth Fund (class 2) (1)                                      0.90
American Funds Global Small Capitalization Fund (class 2) (1)                        1.06
American Funds Growth Fund (class 2) (1)                                             0.61
American Funds Growth-Income Fund (class 2) (1)                                      0.56
American Funds International Fund (class 2) (1)                                      0.84
Delaware VIP Capital Reserves Series (Service Class) (2)                             0.92                 -0.05        %
Delaware VIP Diversified Income Series(Service Class) (3)                            1.28                 -0.23
Delaware VIP Emerging Markets Series(Service Class) (4)                              1.93                 -0.18
Delaware VIP High Yield Series (Service class) (2)                                   1.05                 -0.05
Delaware VIP Value Series (Service class) (5)                                        1.05                 -0.05
Delaware VIP REIT Series (Service class) (6)                                         1.14                 -0.05
Delaware VIP Small Cap Value Series (Service class) (6)                              1.13                 -0.05
Delaware VIP Trend Series (Service class) (6)                                        1.14                 -0.05
Delaware VIP U.S. Growth Series (Service class) (2)                                  1.06                 -0.05
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)                    0.93
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)                 0.83
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)                        0.93
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service class 2) (7)                       0.96
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)                      1.16
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)                   1.02                 -0.03
FTVIPT Templeton Global Income Securities Fund (class 2)                             1.03
FTVIPT Templeton Growth Securities Fund (class 2)                                    1.11
Janus Aspen Mid Cap Growth Portfolio (Service class)                                 0.90
Janus Aspen Balanced Portfolio (Service class)                                       0.81
Janus Aspen Worldwide Growth Portfolio (Service class)                               0.88
Lincoln VIP Aggressive Growth Fund (Standard class)                                  0.91
Lincoln VIP Bond Fund (Standard class)                                               0.42
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                          0.81                 -0.13
Lincoln VIP Core Fund (Service class) (9)                                            3.84                 -2.75
Lincoln VIP Equity-Income Fund (Service class) (16)                                  1.05                 -0.04
Lincoln VIP Global Asset Allocation Fund (Standard class)                            1.03
Lincoln VIP Growth Fund (Service class) (9)                                          3.88                 -2.77
Lincoln VIP Growth and Income Fund (Service class)                                   0.62
Lincoln VIP Growth Opportunities Fund (Service class) (9)                            4.13                 -2.70



                                                                            Total Expenses
                                                                                (after
                                                                             Contractual
                                                                               waivers/
                                                                            reimbursements
                                                                                  s)
AIM V.I. Growth Fund (Series II)
AIM V.I. International Growth Fund (Series II)
AIM V.I. Premier Equity Fund (Series II)
AllianceBernstein Growth and Income Portfolio (class B)
AllianceBernstein Large Cap Growth Portfolio (class B)
AllianceBernstein Small/Mid Cap Value Portfolio (class B)
AllianceBernstein Global Technology Portfolio (class B)
American Century Investments VP II Inflation Protection (Class II)
American Funds Global Growth Fund (class 2) (1)
American Funds Global Small Capitalization Fund (class 2) (1)
American Funds Growth Fund (class 2) (1)
American Funds Growth-Income Fund (class 2) (1)
American Funds International Fund (class 2) (1)
Delaware VIP Capital Reserves Series (Service Class) (2)                    0.87        %
Delaware VIP Diversified Income Series(Service Class) (3)                   1.05
Delaware VIP Emerging Markets Series(Service Class) (4)                     1.75
Delaware VIP High Yield Series (Service class) (2)                          1.00
Delaware VIP Value Series (Service class) (5)                               1.00
Delaware VIP REIT Series (Service class) (6)                                1.09
Delaware VIP Small Cap Value Series (Service class) (6)                     1.08
Delaware VIP Trend Series (Service class) (6)                               1.09
Delaware VIP U.S. Growth Series (Service class) (2)                         1.01
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)          0.99
FTVIPT Templeton Global Income Securities Fund (class 2)
FTVIPT Templeton Growth Securities Fund (class 2)
Janus Aspen Mid Cap Growth Portfolio (Service class)
Janus Aspen Balanced Portfolio (Service class)
Janus Aspen Worldwide Growth Portfolio (Service class)
Lincoln VIP Aggressive Growth Fund (Standard class)
Lincoln VIP Bond Fund (Standard class)
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                 0.68
Lincoln VIP Core Fund (Service class) (9)                                   1.09
Lincoln VIP Equity-Income Fund (Service class) (16)                         1.01
Lincoln VIP Global Asset Allocation Fund (Standard class)
Lincoln VIP Growth Fund (Service class) (9)                                 1.11
Lincoln VIP Growth and Income Fund (Service class)
Lincoln VIP Growth Opportunities Fund (Service class) (9)                   1.43


6



                                                                                 Management
                                                                                Fees (before
                                                                                any waivers/
                                                                               reimbursements)      +
Lincoln VIP International Fund (Standard class)                                0.82        %
Lincoln VIP Money Market Fund (Standard class)                                 0.44
Lincoln VIP Social Awareness Fund (Standard class)                             0.35
Lincoln VIP Conservative Profile Fund (Service class) (10)                     0.25
Lincoln VIP Moderate Profile Fund (Service class) (10)                         0.25
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)            0.25
Lincoln VIP Aggressive Profile Fund (Service class) (10)                       0.25
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11) 12)        0.75
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (12)            0.75
MFS (Reg. TM) VIT Trust Total Return Series (Service class) (12)               0.75
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (12)                  0.75
Neuberger Berman AMT Mid-Cap Growth Portfolio                                  0.84
Neuberger Berman AMT Regency Portfolio                                         0.85
Putnam VT Growth & Income Fund (class 1B)                                      0.48
Putnam VT Health Sciences Fund (class 1B)                                      0.70
Scudder VIT EAFE Equity Index Fund (class A) (13)                              0.45
Scudder VIT Equity 500 Index Fund (class A)                                    0.20
Scudder VIT Small Cap Index Fund (class A) (14)                                0.35



                                                                                 12b-1 Fees                  Other Expenses
                                                                                 (before any                   (before any
                                                                                  waivers/                      waivers/
                                                                               reimbursements)      +        reimbursements)
Lincoln VIP International Fund (Standard class)                                0.00        %                 0.16        %
Lincoln VIP Money Market Fund (Standard class)                                 0.00                          0.09
Lincoln VIP Social Awareness Fund (Standard class)                             0.00                          0.06
Lincoln VIP Conservative Profile Fund (Service class) (10)                     0.25                          2.27
Lincoln VIP Moderate Profile Fund (Service class) (10)                         0.25                          1.55
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)            0.25                          1.36
Lincoln VIP Aggressive Profile Fund (Service class) (10)                       0.25                          1.67
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11) 12)        0.25                          0.13
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (12)            0.25                          0.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class) (12)               0.25                          0.08
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (12)                  0.25                          0.14
Neuberger Berman AMT Mid-Cap Growth Portfolio                                  0.00                          0.08
Neuberger Berman AMT Regency Portfolio                                         0.00                          0.19
Putnam VT Growth & Income Fund (class 1B)                                      0.25                          0.06
Putnam VT Health Sciences Fund (class 1B)                                      0.25                          0.15
Scudder VIT EAFE Equity Index Fund (class A) (13)                              0.00                          0.37
Scudder VIT Equity 500 Index Fund (class A)                                    0.00                          0.09
Scudder VIT Small Cap Index Fund (class A) (14)                                0.00                          0.13



                                                                                                                  Total
                                                                                        Total Expenses         Contractual
                                                                                          (before any            waivers/
                                                                                           waivers/           reimbursements
                                                                               =        reimbursements)          (if any)
Lincoln VIP International Fund (Standard class)                                         0.98        %
Lincoln VIP Money Market Fund (Standard class)                                          0.53
Lincoln VIP Social Awareness Fund (Standard class)                                      0.41
Lincoln VIP Conservative Profile Fund (Service class) (10)                              2.77                 -1.53        %
Lincoln VIP Moderate Profile Fund (Service class) (10)                                  2.05                 -0.74
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)                     1.86                 -0.47
Lincoln VIP Aggressive Profile Fund (Service class) (10)                                2.17                 -0.73
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11) 12)                 1.13
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (12)                     1.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class) (12)                        1.08
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (12)                           1.14
Neuberger Berman AMT Mid-Cap Growth Portfolio                                           0.92
Neuberger Berman AMT Regency Portfolio                                                  1.04
Putnam VT Growth & Income Fund (class 1B)                                               0.79
Putnam VT Health Sciences Fund (class 1B)                                               1.10
Scudder VIT EAFE Equity Index Fund (class A) (13)                                       0.82                 -0.17
Scudder VIT Equity 500 Index Fund (class A)                                             0.29
Scudder VIT Small Cap Index Fund (class A) (14)                                         0.48                 -0.03



                                                                               Total Expenses
                                                                                   (after
                                                                                Contractual
                                                                                  waivers/
                                                                               reimbursements
                                                                                     s)
Lincoln VIP International Fund (Standard class)
Lincoln VIP Money Market Fund (Standard class)
Lincoln VIP Social Awareness Fund (Standard class)
Lincoln VIP Conservative Profile Fund (Service class) (10)                     1.24        %
Lincoln VIP Moderate Profile Fund (Service class) (10)                         1.31
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)            1.39
Lincoln VIP Aggressive Profile Fund (Service class) (10)                       1.44
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11) 12)
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (12)
MFS (Reg. TM) VIT Trust Total Return Series (Service class) (12)
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (12)
Neuberger Berman AMT Mid-Cap Growth Portfolio
Neuberger Berman AMT Regency Portfolio
Putnam VT Growth & Income Fund (class 1B)
Putnam VT Health Sciences Fund (class 1B)
Scudder VIT EAFE Equity Index Fund (class A) (13)                              0.65
Scudder VIT Equity 500 Index Fund (class A)
Scudder VIT Small Cap Index Fund (class A) (14)                                0.45



(1) The Series' investment adviser began voluntarily waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' Prospectus and in the audited financial statements in the Series' annual report.

(2) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(3) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.98%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(4) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(5) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.75% for the fiscal year 2004 (excluding 12b-1 fees). Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(6) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through



                                                                               7


    arrangements with a fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91% Contrafund, 0.82% for Equity-Income, 0.93% Mid Cap, and 1.12% Overseas.

(8) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Fund.

(9) The "other expenses" are based on estimated expenses for the current fiscal year. Lincoln Life has contractually agreed to reimburse the fund to the extent that the Total Annual Operating Expenses exceed 1.09% Core, 1.11% Growth and 1.43% Growth Opportunities. The Agreement will continue at least through September 1, 2006 , and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund.

(10) The Other Expenses are based on estimates for the current fiscal year. Other Expenses reflects the expenses of the underlying funds invested in by the Lincoln Profile Funds (Conservative 0.69%; Moderate 0.76%; Moderately Aggressive 0.84%; Aggressive 0.89%) as well as the expenses of the particular Profile Fund (Conservative 1.58%; Moderate 0.79%; Moderately Aggressive 0.52%; Aggressive 0.78%) Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.55%. The Agreement will continue at least through September 1, 2006 and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund. Underlying fund fees and expenses are incurred indirectly by each Profile fund as a result of investment in shares of one or more underlying funds. These expenses are estimated based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to each Profile Fund. Each Profile Fund's expense ratio will vary based on the actual allocation to the underlying funds.

(11) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in Footnote 12), do not exceed 0.15% annually.This expense limitation arrangement excludes management fees, taxes extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.

(12) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for each series and would equal 1.11% Emerging Growth, 1.13% Utilities and 1.07% for Total Return. There were no fee reductions for the Capital Opportunities Series.

(13) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2005 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.65%.

(14) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2005 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.45%.

(15) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% of the first $100,000,000 of average daily net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund; 0.15% of the next $250,000,000 of average daily net assets of the Fund; 0.10% of the next $250,000,000 of average daily net assets of the Fund; 0.15% of the next $750,000,000 of the average daily net assets of the Fund; and 0.20% of the excess over $1,500,000,000 of average daily net assets of the Fund. If the fee waiver had been in effect in 2004, it would have resulted in a reduction of 0.13% of the management fee. The fee waiver will continue at least through April 30, 2006, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(16) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.0% on the first $250,000,000 of average daily net assets of the Fund; 0.05% on the next $500,000,000 of average daily net assets of the Fund; and 0.10% on the excess over $750,000,000 of average daily net assets of the Fund. If the fee waiver had been in effect in 2004, it would have resulted in a reduction of 0.04% of the management fee. This waiver will continue at least through April 30, 2006, and renew automatically for one-year terms unless the adviser provides writtten notice of termination to the Fund.



For information concerning compensation paid for the sale of the contracts, see Distribution of the contracts.


8

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln SmartSecuritySM Advantage - 1 Year Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,448         $2,701         $3,747         $6,189


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year        3 years        5 years        10 years
--------      ---------      ---------      ---------
   $638        $1,901         $3,147         $6,189


For more information, see Charges and other deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFE (Reg. TM) Advantage and Annuity payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of common questions

What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. See The contracts.


What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistancy credits to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.5% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions-Surrender charge.

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an account fee of $30 on any contract anniversary if the contract value is less than $50,000. This account fee will be waived after the fifteenth contract year. See Charges and other deductions.


                                                                               9

We apply a charge to the daily net asset value of the VAA and those charges are:


                                                  With Enhanced                Guarantee of
                                                  Guaranteed Minimum           Principal Death
                                                  Death Benefit (EGMDB)        Benefit (GOP)
                                                  -----------------------      ----------------
o        Mortality and expense risk charge                1.45%                     1.35%
o        Administrative charge                            0.15%                     0.15%
                                                           ----                      ----
o        Total annual charge for each
         subaccount                                       1.60%                     1.50%


Additional optional rider:




                                                    Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                  Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                         Step-up Option                     Step-up Option
                                                 -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge                                  0.95%                               1.50%
o        Current annual percentage charge                   0.45%                               0.65%



See Charges and other deductions.


The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed side of the contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The contracts and Annuity payouts.

For information about the compensation we pay for sales of contracts, see The contracts - Distribution of the contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts - Purchase payments.

What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The contracts - Bonus credits.


A persistency credit of 0.05% of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The contracts - Persistency credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts - Death benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of


10

the contract at any time. See The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.


What is the Lincoln SmartSecuritySM Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credits (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. There are two options available to reset the Guaranteed Amount to the current contract value. See The contracts - Lincoln SmartSecuritySM Advantage.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts - Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.


Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values.



Investment results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher.. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.



Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.



Lincoln Life & Annuity Company of New York

Lincoln New York is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.




Variable annuity account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln New York. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.


                                                                              11

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Investments of the variable annuity account
You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers


As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.36%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affilitiates amounts to participate in sales meetings.

The AIM, AllianceBernstein, American Century, American Funds, Delaware, Fidelity, Franklin Templeton, Janus, Lincoln, MFS, and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

The Scudder VIT EAFE Index Fund (Scudder Fund) will be closing in July, 2005. Between now and July 19,2005, you may transfer your contract value from the Scudder Fund to any of the other available subaccounts in your contract. If you have not transferred your contract value to a different subaccount by July 19, 2005, we will transfer any remaining contract value in the Scudder Fund Subaccount to the Lincoln VIP Money Market Subaccount. After that time, you may transfer your contract value from the Lincoln VIP Money Market Subaccount to any of the other available investment options. There is no charge for a transfer made pursuant to the closing of the Scudder Fund and this transfer will not count against the number of transfers you are allowed under your contract, if the transfer is made within 30 days after the closing of the Scudder Fund.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the



12


adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 FUND NAME                       FUND DESCRIPTION                    MANAGER
AIM V.I. Growth Fund            Capital appreciation                AIM Advisors, Inc.
 AIM V.I. International          Long-term growth                    AIM Advisors, Inc.
Growth Fund
AIM V.I. Premier Equity         Long-term growth                    AIM Advisors, Inc.
Fund
 AllianceBernstein               Growth and income                   Alliance Capital
Growth and Income                                                   Management, L.P.
Portfolio
AllianceBernstein Large         Capital appreciation                Alliance Capital
Cap Growth Portfolio                                                Management, L.P.
 AllianceBernstein               Long-term growth                    Alliance Capital
Small/Mid Cap Value                                                 Management, L.P.
Portfolio
AllianceBernstein Global        Maximum capital appreciation        Alliance Capital
Technology Portfolio                                                Management, L.P.
 American Century                Inflation protection                American Century
Investments VP
Inflation Protection
Fund
American Funds Global           Long-term growth                    Capital Research and
Growth Fund                                                         Management Company
 American Funds Global           Long-term growth                    Capital Research and
Small Capitalization                                                Management Company
Fund
American Funds Growth           Long-term growth                    Capital Research and
Fund                                                                Management Company
 American Funds                  Growth and income                   Capital Research and
Growth-Income Fund                                                  Management Company
American Funds                  Long-term growth                    Capital Research and
International Fund                                                  Management Company
 Delaware VIP Capital            Current income                      Delaware Management
Reserves Series                                                     Company
Delaware VIP                    Total return                        Delaware Management
Diversified Income                                                  Company
Series


                                                                              13



 FUND NAME                               FUND DESCRIPTION                            MANAGER
Delaware VIP Emerging                   Capital appreciation                        Delaware Management
Markets Series                                                                      Company Sub-advised
                                                                                    by Mondrian
                                                                                    Investment Partners
                                                                                    Limited
 Delaware VIP High Yield                 Capital appreciation                        Delaware Management
Series                                                                              Company
Delaware VIP REIT                       Total return                                Delaware Management
Series                                                                              Company
 Delaware VIP Small Cap                  Capital appreciation                        Delaware Management
Value Series                                                                        Company
Delaware VIP Trend                      Capital appreciation                        Delaware Management
Series                                                                              Company
 Delaware VIP U.S.                       Capital appreciation                        Delaware Management
Growth Series                                                                       Company
Delaware VIP Value                      Long-term capital appreciation              Delaware Management
Series                                                                              Company
 Fidelity (Reg. TM) VIP                  Long-term capital appreciation              Fidelity Management
Contrafund (Reg. TM) Portfolio                                                      and Research Company
Fidelity (Reg. TM) VIP                  Reasonable income                           Fidelity Management
Equity-Income Portfolio                                                             and Research Company
 Fidelity (Reg. TM) VIP Growth           Capital appreciation                        Fidelity Management
Portfolio                                                                           and Research Company
Fidelity (Reg. TM) VIP Mid Cap          Long-term growth                            Fidelity Management
Portfolio                                                                           and Research Company
 Fidelity (Reg. TM) VIP Overseas         Long-term growth                            Fidelity Management
Portfolio                                                                           and Research Company
FTVIPT Templeton                        Total return                                Templeton Global
Global Income                                                                       Advisors Limited
Securities Fund
 FTVIPT Franklin                         Long-term growth                            Franklin Advisers, Inc.
Small-Mid Cap Growth
Securities Fund
FTVIPT Templeton                        Long-term growth                            Templeton Global
Growth Securities Fund                                                              Advisors Limited
 Janus Aspen Balanced                    Long-term growth and current income         Janus Capital
Portfolio                                                                           Management LLC
Janus Aspen Mid Cap                     Long-term growth                            Janus Capital
Growth Portfolio                                                                    Management LLC


14



 FUND NAME                      FUND DESCRIPTION                     MANAGER
Janus Aspen Worldwide          Long-term growth                     Janus Capital
Growth Portfolio                                                    Management LLC
 Lincoln VIP Aggressive         Maximum capital appreciation         Delaware Management
Growth Fund                                                         Company Sub-advised
                                                                    by T. Rowe Price
                                                                    Associates, Inc.
Lincoln VIP Bond Fund          Current income                       Delaware Management
                                                                    Company
 Lincoln VIP Capital            Long-term growth                     Delaware Management
Appreciation Fund                                                   Company Sub-advised
                                                                    by Janus Capital
                                                                    Management LLC
Lincoln VIP Core Fund          Capital appreciation                 Delaware Management
                                                                    Company Sub-advised
                                                                    by Salomon Brothers
                                                                    Asset Management Inc.,
                                                                    a wholly-owned
                                                                    subsidiary of Citigroup
                                                                    Inc.
 Lincoln VIP                    Income                               Delaware Management
Equity-Income Fund                                                  Company Sub-advised
                                                                    by Fidelity Management
                                                                    & Research Company
                                                                    (FMR)
Lincoln VIP Global             Total return                         Delaware Management
Asset Allocation Fund                                               Company Sub-advised
                                                                    by UBS Global Asset
                                                                    Management
 Lincoln VIP Growth             Long-term growth                     Delaware Management
Fund                                                                Company Sub-advised
                                                                    by Mercury Advisors, a
                                                                    division of Merrill Lynch
                                                                    Investment Managers
Lincoln VIP Growth &           Capital appreciation                 Delaware Management
Income Fund                                                         Company
 Lincoln VIP Growth             Long-term growth                     Delaware Management
Opportunities Fund                                                  Company Sub-advised
                                                                    by Mercury Advisors, a
                                                                    division of Merrill Lynch
                                                                    Investment Managers
Lincoln VIP                    Capital appreciation                 Delaware Management
International Fund                                                  Company Sub-advised
                                                                    by Mondrian
                                                                    Investment Partners
                                                                    Limited


                                                                              15



 FUND NAME                             FUND DESCRIPTION               MANAGER
Lincoln VIP Money                     Preservation of capital        Delaware Management
Market Fund                                                          Company
 Lincoln VIP Social                    Capital appreciation           Delaware Management
Awareness Fund                                                       Company
Lincoln VIP                           Current income                 Delaware Management
Conservative Profile                                                 Company Sub-advised
Fund                                                                 by Wilshire Associates
                                                                     Inc.
 Lincoln VIP Moderate                  Total return                   Delaware Management
Profile Fund                                                         Company Sub-advised
                                                                     by Wilshire Associates
                                                                     Inc.
Lincoln VIP Moderately                Growth and income              Delaware Management
Aggressive Profile Fund                                              Company Sub-advised
                                                                     by Wilshire Associates
                                                                     Inc.
 Lincoln VIP Aggressive                Capital appreciation           Delaware Management
Profile Fund                                                         Company Sub-advised
                                                                     by Wilshire Associates
                                                                     Inc.
MFS (Reg. TM) VIT Capital             Capital appreciation           Massachusetts Financial
Opportunities Series                                                 Services Company
 MFS (Reg. TM) VIT Emerging            Long-term growth               Massachusetts Financial
Growth Series                                                        Services Company
MFS (Reg. TM) VIT Total Return        Income and growth              Massachusetts Financial
Series                                                               Services Company
 MFS (Reg. TM) VIT Utilities           Growth and income              Massachusetts Financial
Series                                                               Services Company
Neuberger Berman AMT                  Capital appreciation           Neuberger Berman
Mid-Cap Growth                                                       Management, Inc.
Portfolio
 Neuberger Berman AMT                  Long-term growth               Neuberger Berman
Regency Portfolio                                                    Management, Inc.
Putnam VT Growth &                    Growth and income              Putnam Investment
Income Fund                                                          Management, LLC
 Putnam VT Health                      Capital appreciation           Putnam Investment
Sciences Fund                                                        Management, LLC
Scudder VIT EAFE                      Capital appreciation           Deutsche Asset
Equity Index Fund                                                    Management Inc.


16



 FUND NAME                     FUND DESCRIPTION             MANAGER
Scudder VIT Equity 500        Capital appreciation         Deutsche Asset
Index Fund                                                 Management Inc.
                                                           Sub-advised by
                                                           Northern Trust
                                                           Investments, Inc.
 Scudder VIT Small Cap         Capital appreciation         Deutsche Asset
Index Fund                                                 Management Inc.
                                                           Sub-advised by
                                                           Northern Trust
                                                           Investments, Inc.


Fund shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of dividends and capital gain distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

                                                                              17

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value; and

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.



Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:



                                                  With Enhanced                Guarantee of
                                                  Guaranteed Minimum           Principal Death
                                                  Death Benefit (EGMDB)        Benefit (GOP)
                                                  -----------------------      ----------------
o        Mortality and expense risk charge                1.45%                     1.35%
o        Administrative charge                            0.15%                     0.15%
                                                           ----                      ----
o        Total annual charge for each
         subaccount                                       1.60%                     1.50%

18

Surrender charge

A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:


                                                  0
      Surrender charge as a percentage of the    8.50%
      surrendered or withdrawn purchase
      payments



                                                               Number of contract anniversaries since
                                                                    purchase payment was invested
                                                 -------------------------------------------------------------------
                                                  1            2         3         4         5         6         7
      Surrender charge as a percentage of the    8.50%        8%        7%        6%        5%        4%        3%
      surrendered or withdrawn purchase
      payments



                                                   Number of
                                                    contract
                                                  anniversaries
                                                     since
                                                    purchase
                                                   payment was
                                                    invested
                                                 --------------
                                                  8         9+
      Surrender charge as a percentage of the    2%        0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments (this does not apply upon surrender of the contract);
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant;
 o Purchase payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us;
 o Regular income payments made under i4LIFE (Reg. TM) Advantage or periodic payments made under any annuity payout option made available by us;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code and the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner;
 o A surrender or withdrawal of any purchase payments if such purchase payments were received more than 12 months prior to the admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender or annuitization of bonus credits and persistency credits;

 o Withdrawals up to the Annual Withdrawal Limit under the Lincoln SmartSecuritySM Advantage, subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals, we assume that:
The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

1. from purchase payments (on a FIFO basis) until exhausted; then

2. from earnings until exhausted; then

3. from bonus credits.

On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

1. from purchase payments (on a FIFO basis)to which a surrender charge no longer applies until exhausted; then

2. from earnings and persistency credits until exhausted; then

3. from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then

4. from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then

5. from bonus credits attributable to purchase payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.


                                                                              19

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account fee

During the accumulation period, we will deduct $30 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $30 account fee will also be deducted from the contract value upon surrender. This fee will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $50,000 on the contract anniversary. We do not assess the account fee on contracts issued prior to October 1, 2003.


Transfer fee

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.


Rider charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln SmartSecuritySM Advantage Charge. During the accumulation period, there is a charge for the Lincoln SmartSecuritySM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) if the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option is selected or 0.65% (0.1625% quarterly) for the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount on the valuation date the Rider charge is assessed. The charge will not apply to any portion of the Guaranteed Amount in the dollar cost averaging fixed account. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum 0.95% or 1.50% depending on the option selected.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments and bonus credits made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


Deductions for premium taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%. Currently, there is no premium tax levied for New York residents.




20

Other charges and deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed side of the contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage and Annuity payouts.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional information


The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with

 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received at our Servicing office, an initial purchase payment and its corresponding bonus credits will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credits within two business days.


Who can invest


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.


Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


                                                                              21

Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.


Bonus credits

For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:


Cumulative Purchase Payments          Bonus Credit %
--------------------------------      ---------------
  Less than $100,000............           3.0%
  $100,000-$999,999.............           4.0%
  $1,000,000 or greater.........           5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.

We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.


Persistency credits

Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least fourteen years, by 0.05%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.


Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of purchase payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and or the fixed side of the contract in the same proportion in which you allocated purchase payments.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is



22

determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Servicing office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units


Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus


2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.


The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers on or before the annuity commencement date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a contract year. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Servicing office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Servicing office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Servicing office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.


                                                                              23

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of payments.


Market timing


Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner via overnight mail service that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds



24


will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers after the annuity commencement date

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.


Additional services


These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing office. For further detailed information on these services, please see Additional services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.


Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Death benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.


 UPON DEATH OF:         AND...
contractowner          There is a surviving joint owner
 contractowner          There is no surviving joint owner
contractowner          There is no surviving joint owner
                       and the beneficiary predeceases the
                       contractowner



 UPON DEATH OF:         AND...                                      DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased         joint owner
 contractowner          The annuitant is living or deceased         designated beneficiary
contractowner          The annuitant is living or deceased         contractowner's estate

                                                                              25


 UPON DEATH OF:         AND...
annuitant              The contractowner is living
 annuitant              The contractowner is living
annuitant**            The contractowner is a trust or other
                       non-natural person



 UPON DEATH OF:         AND...                                     DEATH BENEFIT PROCEEDS PASS TO:
annuitant              There is no contingent annuitant           The youngest contractowner
                                                                  becomes the contingent annuitant
                                                                  and the contract continues. The
                                                                  contractowner may waive* this
                                                                  continuation and receive the death
                                                                  benefit proceeds.
 annuitant              The contingent annuitant is living         contingent annuitant becomes the
                                                                  annuitant and the contract continues
annuitant**            No contingent annuitant allowed            designated beneficiary
                       with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.


All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).

If the Enhanced Guaranteed Minimum Death Benefit (EGMDB) is in effect, the death benefit paid will be the greatest of:
 o the contract value as of the valuation date the death benefit is approved by us for payment;
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.


26

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.


The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 80. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after that effective date will be used.


For contracts purchased after October 1, 2003, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Servicing office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions.


General death benefit information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.


If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.



                                                                              27


Lincoln SmartSecuritySM Advantage

The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credits (or contract value if elected after contract issue) adjusted for purchase payments and bonus credits, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecuritySM Advantage -  5 Year Elective Step-up (default) or

     Lincoln SmartSecuritySM Advantage -  1 Year Automatic Step-up

when you purchase the benefit, and the version of the Rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage
- 1 Year Automatic Step-up option, the Guaranteed amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. All purchasers of the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and qualified annuity purchasers of the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

There is no guarantee that the Lincoln SmartSecuritySM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Servicing office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date (or after the purchase of i4LIFE (Reg. TM) Advantage).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credits. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln New York contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments and bonus credits automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecuritySM Advantage
- 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the Rider charge and Account Fee plus any purchase payments and bonus credits made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may elect (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

This step-up will initiate automatic step-ups as described above for another ten years.


28


Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. See Charges and other deductions. Purchase payments and bonus credits or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal limit is:
 o  7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payments and bonus credits. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or the interest adjustment, if applicable. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal tax matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:

  o the contract value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
  o the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or

  o the greater of:

   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be



                                                                              29


changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

The tax consequences of withdrawals and annuity payouts are discussed in Federal tax matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The contracts - Death benefit.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner);or
 o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect either option.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. This Rider is available for contracts issued after October 1, 2003. In addition, the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option may not be available for contracts sold through certain broker/dealers.



Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.


As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


30

Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts - Death benefit. A contingent annuitant may be named or changed by notifying us in writing. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Servicing office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters - Taxation of withdrawals and surrenders.



Small contract surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for three (3) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.


Delay of payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.


Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


                                                                              31


This election must be made by your written authorization to us and received in our Servicing office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Distribution of the contracts


Lincoln Financial Advisors Corporation ("LFA"), an affiliate of ours, serves as principal underwriter for the contracts. LFA is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and is a member of NASD, Inc. We offer the contracts through LFA and LFA also pays commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with LFA. We and LFA also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.


Compensation Paid to LFA. LFA, in addition to acting as principal underwriter, is also a member of the selling group. In its role as a member of the selling group, the maximum commission paid to LFA for the sale of contracts is 6.50% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission paid to LFA is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFA also receives from Lincoln Life payment for the operating expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. We pay commissions to all Selling Firms. The maximum commission paid to Selling Firms, other than LFA, is 6.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission paid to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

We may pay certain Selling Firms additional amounts for: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating



32


any recommendation relating to the contracts. Additional information relating to compensation paid in 2004 is contained in the Statement of Additional Information (SAI).


A portion of these payments may be passed on by the Selling Firms to their sales representatives in accordance with their internal compensation programs. These programs may also include other types of cash and non-cash compensation and other benefits.

Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts.


Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.


i4LIFE (Reg. TM) Advantage

The i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is a payout option that provides you with variable, periodic regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily of the net asset value of the Account Value in the VAA. The annual rate of the charge is 1.85% for the i4LIFE (Reg. TM) Advantage Account Value death benefit for IRA and non-qualified annuity contracts and 2.05% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE (Reg. TM) Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.


i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected after the contract has been in effect for at least 12 months and prior to the annuity commencement date by sending a written request to our Servicing office. There is no guarantee that i4LIFE (Reg. TM) Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time (unless you had previously purchased the Lincoln SmartSecuritySM Advantage, if available. See The contracts - Lincoln SmartSecuritySM Advantage). The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected.


i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts.

Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage Account Value death benefit will be provided for IRA annuity contracts and either the i4LIFE (Reg. TM) Advantage Account Value death benefit or the EGMDB will be provided for non-qualified annuity contracts. Both death benefit options are discussed below. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began.

For information regarding income tax consequences of regular income payments and withdrawals, please refer to Federal tax matters - Qualified retirement plans for a discussion of the tax consequences of distributions from qualified retirement plans for IRAs and to Federal tax matters - Taxation of withdrawals and surrenders for information regarding withdrawals from non-qualified contracts.


Regular Income. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant (or additional measuring life, hereinafter referred to as "secondary life") is living. We determine the initial regular income payment based in part on the assumed investment return you choose. Assumed investment returns of 3%, 4% or 5% may be available. See Annuity payouts - Variable annuity payouts for a more detailed explanation. Subsequent regular income payments will be adjusted periodically for non-qualified contracts (once a year for IRA contracts) with the performance of the subaccounts selected and the interest credited on the fixed account. For example, if net investment performance for the year is 3% higher (annualized) than the assumed return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed return, the regular income payment will decrease by approximately 3%. In most states you may also elect to have regular income payments from non-qualified contracts recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and other deductions.



                                                                              33

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract, and make withdrawals from your Account Value (defined below). We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may change or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as the annuitant or the secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable).

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The interest adjustment may apply.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Death Benefit for IRA Annuity Contracts. During the Access Period, i4LIFE (Reg.
TM) Advantage provides the i4LIFE (Reg. TM) Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. This is the only death benefit option available for IRA annuity contracts. The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA.

If you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. Your beneficiary may start a new i4LIFE (Reg. TM) Advantage program. If your spouse's life was also used to determine the regular income payments and the spouse dies, the regular income payments may be recalculated.

Following the Access Period, there is no death benefit.

Death Benefit for Non-Qualified Annuity Contracts. During the Access Period, i4LIFE (Reg. TM) Advantage provides two death benefit options for non-qualified annuity contracts:
 o i4LIFE (Reg. TM) Advantage Account Value death benefit; and
 o i4LIFE (Reg. TM) Advantage EGMDB.

The i4LIFE (Reg. TM) Advantage Account Value death benefit is the Account Value as of the valuation date on which we approve the payment of the death claim.

The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.

The i4LIFE (Reg. TM) Advantage EGMDB is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o The sum of all purchase payments less the sum of all regular income payments, and withdrawals. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the Account Value;
 o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals, reduce the Account Value.

Only the highest Account Value achieved on a contract anniversary following the election of i4LIFE (Reg. TM) Advantage will be considered if you did not elect (or you discontinued) the EGMDB option prior to electing i4LIFE (Reg. TM) Advantage. If you elected the EGMDB after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.


34

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.

The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Servicing office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

For both death benefit options, following the Access Period, there is no death benefit.


Guaranteed Income Benefit.

The Guaranteed Income Benefit option will be available if you elect i4LIFE (Reg. TM) Advantage. The annual charge is 2.35% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit. For non-qualified annuity contracts the annual charge is 2.55% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFE (Reg. TM) Advantage is elected and will begin at the time i4LIFE (Reg. TM) Advantage begins. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit.


If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment. Contractowners who purchased the Lincoln SmartSecuritySM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].

The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit. You may want to discuss the impact of additional withdrawals with your financial adviser.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce the value of your death benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant and the secondary life, if applicable, is living. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:
 o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
 o You must choose an Access Period of at least 15 years.

There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time (unless the Lincoln SmartSecuritySM Advantage was previously elected).

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to us. Termination will be effective upon the next annual anniversary of the valuation date on which the first regular income payment was calculated, and your annual charge will be reduced to 1.85% of the net asset value of the Account Value in the VAA if the i4LIFE (Reg. TM) Advantage Account Value death benefit is selected or 2.05% of the net asset value if the i4LIFE (Reg. TM) Advantage EGMDB death benefit is selected. If you change the Access Period and/or the frequency of the regular income payment under i4LIFE (Reg.
TM) Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated by the contractowner, it can be re-elected after twelve (12) months, if the i4LIFE (Reg. TM) Advantage is restarted. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (last death of the annuitant or secondary life) or termination of i4LIFE (Reg. TM) Advantage. If we change your Access Period to comply with Internal Revenue Code provisions for required minimum distributions, this will not terminate or adjust the Guaranteed Income Benefit.



                                                                              35


Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the lowest death benefit available in your contract during the accumulation period. Upon termination, we will stop assessing the charge for the i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this new death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.


For non-qualified annuity contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.


Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.


Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Servicing office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any


36

annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Servicing office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts cannot commence within 12 months of the effective date of the contract.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.



Fixed side of the contract

Purchase payments, bonus credits, persistency credits and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


                                                                              37

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.


Guaranteed periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credits allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment if applicable. Each guaranteed period purchase payment and its corresponding bonus credits will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.



Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax deferral on earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts not owned by an individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the



38


purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Loss of interest deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax treatment of payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation of withdrawals and surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.


Taxation of annuity payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM)Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.



                                                                              39

Taxation of death benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty taxes payable on withdrawals, surrenders, or annuity payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,

 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).



Special rules if you own more than one annuity contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting a contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for additional benefits


Your contract automatically includes a basic death benefit and may include Lincoln SmartSecuritySM Advantage. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Lincoln SmartSecuritySM Advantage charge, if any, as a contract withdrawal.



Qualified retirement plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


40

Types of qualified contracts and terms of contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.


We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax treatment of qualified contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecuritySM Advantage, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.



                                                                              41

Federal penalty taxes payable on distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and direct rollovers


As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our tax status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


42

Additional information

Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the variable annuity account - Fund shares.


Return privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Servicing office at PO Box 7866, 1300 S. Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.

IRA purchasers will receive purchase payments only.



State regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln New York and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.


                                                                              43

Legal proceedings

Lincoln New York is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln New York, the VAA or the Principal Underwriter.


44

Statement of Additional Information
Table of Contents for Lincoln New York Account N for Variable Annuities


Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Interest Adjustment Example                          B-2
Annuity payouts                                      B-4
Determination of accumulation and annuity unit
value                                                B-6
Advertising and sales literature                     B-6
Additional services                                  B-7
Other information                                    B-9
Financial statements                                 B-9

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                          Lincoln ChoicePlus II Bonus
               Lincoln New York Account N for Variable Annuities











Please send me a free copy of the current Statement of Additional Information for Lincoln New York Variable Annuity Account N (Lincoln ChoicePlus II Bonus).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to Lincoln Life & Annuity Company of New York, PO Box 7866, Fort Wayne, Indiana 46801-7866.

                                                                              45



                      (This page intentionally left blank)


46

Appendix A - Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln New York ChoicePlus II Bonus subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI. Because the Delaware VIP Capital Reserves Series, Templeton Global Income Securities Fund, Fidelity VIP Mid Cap Portfolio, Lincoln VIP Core Fund, Lincoln VIP Equity-Income, Lincoln VIP Growth Fund, Lincoln VIP Growth and Income Fund, Lincoln VIP Growth Opportunities Fund, Lincoln VIP Conservative Profile Fund, Lincoln VIP Moderate Profile Fund, Lincoln VIP Moderately Aggressive Profile Fund and Lincoln VIP Aggressive Profile Fund subaccounts were not in existence as of December 31, 2004, accumulation unit values and accumulation units are not provided for these subaccounts.




                                                                                  2002                  2003
                                                                               ----------      ----------------------
                                                                                     With        With            With
                                                                                    EGMDB         GOP           EGMDB
                                                                               ----------      ------      ----------
AIM V.I. Growth Fund Accumulation unit value
o Beginning of period ...................................................       $10.943         N/A         $10.342
o End of period .........................................................        10.342         N/A          13.322
Number of accumulation units
o End of period (000's omitted) .........................................             2         N/A               3
--------------------------------------------------------------------------      -------        ------       -------
AIM V.I. International Growth Fund Accumulation unit value
o Beginning of period ...................................................       $10.479         N/A         $10.532
o End of period .........................................................        10.532         N/A          13.331
Number of accumulation units
o End of period (000's omitted) .........................................             2         N/A               2
--------------------------------------------------------------------------      -------        ------       -------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period ...................................................       $10.764         N/A         $10.371
o End of period .........................................................        10.371         N/A          12.740
Number of accumulation units
o End of period (000's omitted) .........................................             2         N/A               3
--------------------------------------------------------------------------      -------        ------       -------
American Century Investments VP Inflation Protection Fund Accumulation unit value
o Beginning of period ...................................................
o End of period .........................................................
Number of accumulation units
o End of period (000's omitted) .........................................
--------------------------------------------------------------------------      -------        ------       -------
American Funds Global Growth Accumulation unit value
o Beginning of period ...................................................
o End of period .........................................................
Number of accumulation units
o End of period (000's omitted) .........................................
--------------------------------------------------------------------------      -------        ------       -------
American Funds Global Small Capitalization Fund Accumulation unit value
o Beginning of period ...................................................       $10.744         N/A         $10.573
o End of period .........................................................        10.573         N/A          15.976
Number of accumulation units
o End of period (000's omitted) .........................................             4         N/A               8
--------------------------------------------------------------------------      -------        ------       -------
American Funds Growth Fund Accumulation unit value
o Beginning of period ...................................................       $11.198         N/A         $10.630
o End of period .........................................................        10.630         N/A          14.312
Number of accumulation units
o End of period (000's omitted) .........................................            32         N/A             142
--------------------------------------------------------------------------      -------        ------       -------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period ...................................................       $11.021         N/A         $10.876
o End of period .........................................................        10.876         N/A          14.174
Number of accumulation units
o End of period (000's omitted) .........................................            13         N/A             150
--------------------------------------------------------------------------      -------        ------       -------
American Funds International Fund Accumulation unit value
o Beginning of period ...................................................       $10.961         N/A         $10.890
o End of period .........................................................        10.890         N/A          14.452
Number of accumulation units
o End of period (000's omitted) .........................................             1         N/A              27
--------------------------------------------------------------------------      -------        ------       -------



                                                                                          2004
                                                                               --------------------------
                                                                                     With            With
                                                                                      GOP           EGMDB
                                                                               ----------      ----------
AIM V.I. Growth Fund Accumulation unit value
o Beginning of period ...................................................          N/A          $13.322
o End of period .........................................................          N/A           14.159
Number of accumulation units
o End of period (000's omitted) .........................................          N/A                1
--------------------------------------------------------------------------         ---          -------
AIM V.I. International Growth Fund Accumulation unit value
o Beginning of period ...................................................          N/A          $13.331
o End of period .........................................................          N/A           16.229
Number of accumulation units
o End of period (000's omitted) .........................................          N/A                1
--------------------------------------------------------------------------         ---          -------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period ...................................................          N/A          $12.740
o End of period .........................................................          N/A           13.226
Number of accumulation units
o End of period (000's omitted) .........................................          N/A                2
--------------------------------------------------------------------------         ---          -------
American Century Investments VP Inflation Protection Fund Accumulation unit value
o Beginning of period ...................................................       $10.000         $ 9.906
o End of period .........................................................        10.413          10.408
Number of accumulation units
o End of period (000's omitted) .........................................             1              40
--------------------------------------------------------------------------      -------         -------
American Funds Global Growth Accumulation unit value
o Beginning of period ...................................................          N/A          $10.215
o End of period .........................................................          N/A           11.270
Number of accumulation units
o End of period (000's omitted) .........................................          N/A                4
--------------------------------------------------------------------------      -------         -------
American Funds Global Small Capitalization Fund Accumulation unit value
o Beginning of period ...................................................          N/A          $15.976
o End of period .........................................................          N/A           19.006
Number of accumulation units
o End of period (000's omitted) .........................................          N/A               16
--------------------------------------------------------------------------      -------         -------
American Funds Growth Fund Accumulation unit value
o Beginning of period ...................................................       $12.322         $14.312
o End of period .........................................................        13.655          15.845
Number of accumulation units
o End of period (000's omitted) .........................................            15             248
--------------------------------------------------------------------------      -------         -------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period ...................................................       $12.296         $14.174
o End of period .........................................................        13.370          15.396
Number of accumulation units
o End of period (000's omitted) .........................................            15             255
--------------------------------------------------------------------------      -------         -------
American Funds International Fund Accumulation unit value
o Beginning of period ...................................................       $13.203         $14.452
o End of period .........................................................        15.519          16.971
Number of accumulation units
o End of period (000's omitted) .........................................             1              74
--------------------------------------------------------------------------      -------         -------


                                      A-1



                                                                                   2002                   2003
                                                                               ------------      ----------------------
                                                                                       With        With            With
                                                                                      EGMDB         GOP           EGMDB
                                                                               ------------      ------      ----------
AllianceBernstein VP Growth and Income Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $11.371
o End of period .........................................................          N/A            N/A          13.936
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A              24
--------------------------------------------------------------------------         ---           ------       -------
AllianceBernstein VP Large Cap Growth Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $10.400
o End of period .........................................................          N/A            N/A          12.023
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               2
--------------------------------------------------------------------------         ---           ------       -------
AllianceBernstein VP Small/Mid Cap Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 11.583         N/A         $11.570
o End of period .........................................................          11.570         N/A          16.043
Number of accumulation units
o End of period (000's omitted) .........................................               2         N/A               8
--------------------------------------------------------------------------       --------        ------       -------
AllianceBernstein VP Global Technology Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A            N/A            N/A
o End of period .........................................................          N/A            N/A            N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A            N/A
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP Diversified Income Series Accumulation unit value
o Beginning of period ...................................................
o End of period .........................................................
Number of accumulation units
o End of period (000's omitted) .........................................
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP Emerging Markets Series Accumulation unit value
o Beginning of period ...................................................
o End of period .........................................................
Number of accumulation units
o End of period (000's omitted) .........................................
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP High Yield Series Accumulation unit value
o Beginning of period ...................................................        $ 10.638         N/A         $11.104
o End of period .........................................................          11.104         N/A          14.055
Number of accumulation units
o End of period (000's omitted) .........................................               7         N/A              25
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period ...................................................        $ 10.462         N/A         $10.725
o End of period .........................................................          10.725         N/A          14.115
Number of accumulation units
o End of period (000's omitted) .........................................               7         N/A              44
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period ...................................................        $ 10.886         N/A         $10.685
o End of period .........................................................          10.685         N/A          14.897
Number of accumulation units
o End of period (000's omitted) .........................................               1*        N/A              14
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period ...................................................        $ 11.277         N/A         $11.023
o End of period .........................................................          11.023         N/A          14.623
Number of accumulation units
o End of period (000's omitted) .........................................               2         N/A               7
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP U.S. Growth Series Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $10.880
o End of period .........................................................          N/A            N/A          12.353
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               6
--------------------------------------------------------------------------       --------        ------       -------
Delaware VIP Value Series Accumulation unit value
o Beginning of period ...................................................        $ 10.872         N/A         $10.681
o End of period .........................................................          10.681         N/A          13.466
Number of accumulation units
o End of period (000's omitted) .........................................               1*        N/A              12
--------------------------------------------------------------------------       --------        ------       -------



                                                                                           2004
                                                                               ----------------------------
                                                                                       With            With
                                                                                        GOP           EGMDB
                                                                               ------------      ----------
AllianceBernstein VP Growth and Income Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 12.018         $13.936
o End of period .........................................................          13.167          15.253
Number of accumulation units
o End of period (000's omitted) .........................................               7              48
--------------------------------------------------------------------------       --------         -------
AllianceBernstein VP Large Cap Growth Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A            $12.023
o End of period .........................................................          N/A             12.819
Number of accumulation units
o End of period (000's omitted) .........................................          N/A                  2
--------------------------------------------------------------------------       --------         -------
AllianceBernstein VP Small/Mid Cap Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 13.131         $16.043
o End of period .........................................................          15.403          18.800
Number of accumulation units
o End of period (000's omitted) .........................................               1              10
--------------------------------------------------------------------------       --------         -------
AllianceBernstein VP Global Technology Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 12.050            N/A
o End of period .........................................................          13.455            N/A
Number of accumulation units
o End of period (000's omitted) .........................................               1*           N/A
--------------------------------------------------------------------------       --------         -------
Delaware VIP Diversified Income Series Accumulation unit value
o Beginning of period ...................................................        $ 10.000         $10.040
o End of period .........................................................          10.882          10.875
Number of accumulation units
o End of period (000's omitted) .........................................               1              15
--------------------------------------------------------------------------       --------         -------
Delaware VIP Emerging Markets Series Accumulation unit value
o Beginning of period ...................................................        $ 10.838         $10.482
o End of period .........................................................          13.576          13.568
Number of accumulation units
o End of period (000's omitted) .........................................               1               7
--------------------------------------------------------------------------       --------         -------
Delaware VIP High Yield Series Accumulation unit value
o Beginning of period ...................................................        $ 11.078         $14.055
o End of period .........................................................          12.443          15.771
Number of accumulation units
o End of period (000's omitted) .........................................               7              42
--------------------------------------------------------------------------       --------         -------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period ...................................................        $ 12.197         $14.115
o End of period .........................................................          15.751          18.209
Number of accumulation units
o End of period (000's omitted) .........................................               4              80
--------------------------------------------------------------------------       --------         -------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period ...................................................        $ 13.168         $14.897
o End of period .........................................................          15.716          17.762
Number of accumulation units
o End of period (000's omitted) .........................................               3              23
--------------------------------------------------------------------------       --------         -------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period ...................................................        $ 12.550         $14.623
o End of period .........................................................          13.886          16.163
Number of accumulation units
o End of period (000's omitted) .........................................               1              19
--------------------------------------------------------------------------       --------         -------
Delaware VIP U.S. Growth Series Accumulation unit value
o Beginning of period ...................................................        $ 11.469         $12.353
o End of period .........................................................          11.640          12.524
Number of accumulation units
o End of period (000's omitted) .........................................               3              17
--------------------------------------------------------------------------       --------         -------
Delaware VIP Value Series Accumulation unit value
o Beginning of period ...................................................        $ 12.049         $13.466
o End of period .........................................................          13.601          15.185
Number of accumulation units
o End of period (000's omitted) .........................................               2              14
--------------------------------------------------------------------------       --------         -------


                                      A-2



                                                                                   2002
                                                                               ------------
                                                                                       With
                                                                                      EGMDB
                                                                               ------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 10.025
o End of period .........................................................           9.977
Number of accumulation units
o End of period (000's omitted) .........................................               1*
--------------------------------------------------------------------------       --------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A
o End of period .........................................................          N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A
--------------------------------------------------------------------------       --------
Fidelity VIP Growth Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A
o End of period .........................................................          N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A
--------------------------------------------------------------------------       --------
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A
o End of period .........................................................          N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A
--------------------------------------------------------------------------       --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Accumulation unit value
o Beginning of period ...................................................        $ 11.848
o End of period .........................................................          11.538
Number of accumulation units
o End of period (000's omitted) .........................................               1*
--------------------------------------------------------------------------       --------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
o Beginning of period ...................................................        $ 10.813
o End of period .........................................................          10.594
Number of accumulation units
o End of period (000's omitted) .........................................               1*
--------------------------------------------------------------------------       --------
Janus Aspen Balanced Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A
o End of period .........................................................          N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A
--------------------------------------------------------------------------       --------
Janus Aspen Mid Cap Growth Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A
o End of period .........................................................          N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A
--------------------------------------------------------------------------       --------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A
o End of period .........................................................          N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A
--------------------------------------------------------------------------       --------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period ...................................................          N/A
o End of period .........................................................          N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A
--------------------------------------------------------------------------       --------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ...................................................        $ 10.063
o End of period .........................................................          10.303
Number of accumulation units
o End of period (000's omitted) .........................................              93
--------------------------------------------------------------------------       --------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period ...................................................        $ 11.087
o End of period .........................................................          10.161
Number of accumulation units
o End of period (000's omitted) .........................................               2
--------------------------------------------------------------------------       --------



                                                                                         2003                    2004
                                                                               ------------------------      ------------
                                                                                 With              With              With
                                                                                  GOP             EGMDB               GOP
                                                                               ------      ------------      ------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
o Beginning of period ...................................................       N/A          $  9.977          $ 12.404
o End of period .........................................................       N/A            12.587            13.909
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                37                 8
--------------------------------------------------------------------------     ------        --------          --------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
o Beginning of period ...................................................       N/A          $ 11.143          $ 12.404
o End of period .........................................................       N/A            13.787            13.591
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                12                 1*
--------------------------------------------------------------------------     ------        --------          --------
Fidelity VIP Growth Portfolio Accumulation unit value
o Beginning of period ...................................................       N/A          $  9.374          $ 12.402
o End of period .........................................................       N/A            13.422            12.488
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                 2                 6
--------------------------------------------------------------------------     ------        --------          --------
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period ...................................................       N/A          $ 11.674          $ 14.193
o End of period .........................................................       N/A            14.620            15.844
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                 4                 1
--------------------------------------------------------------------------     ------        --------          --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Accumulation unit value
o Beginning of period ...................................................       N/A          $ 11.538            N/A
o End of period .........................................................       N/A            15.584            N/A
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                12            N/A
--------------------------------------------------------------------------     ------        --------          --------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
o Beginning of period ...................................................       N/A          $ 10.594            N/A
o End of period .........................................................       N/A            13.777            N/A
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                18            N/A
--------------------------------------------------------------------------     ------        --------          --------
Janus Aspen Balanced Portfolio Accumulation unit value
o Beginning of period ...................................................       N/A          $  9.863          $ 10.850
o End of period .........................................................       N/A            11.338            11.575
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                15                 1
--------------------------------------------------------------------------     ------        --------          --------
Janus Aspen Mid Cap Growth Portfolio Accumulation unit value
o Beginning of period ...................................................       N/A          $  9.924          $ 12.600
o End of period .........................................................       N/A            13.567            14.725
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                 2                 3
--------------------------------------------------------------------------     ------        --------          --------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period ...................................................       N/A          $ 10.212          $ 11.847
o End of period .........................................................       N/A            12.557            12.577
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                 1*                1*
--------------------------------------------------------------------------     ------        --------          --------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period ...................................................       N/A          $ 12.757            N/A
o End of period .........................................................       N/A            13.541            N/A
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                 1            N/A
--------------------------------------------------------------------------     ------        --------          --------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ...................................................       N/A          $ 10.303          $ 10.361
o End of period .........................................................       N/A            10.878            10.411
Number of accumulation units
o End of period (000's omitted) .........................................       N/A               313                15
--------------------------------------------------------------------------     ------        --------          --------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period ...................................................       N/A          $ 10.161          $ 11.788
o End of period .........................................................       N/A            13.246            12.672
Number of accumulation units
o End of period (000's omitted) .........................................       N/A                 6                 5
--------------------------------------------------------------------------     ------        --------          --------



                                                                                   2004              2004
                                                                               ------------      ------------
                                                                                       With
                                                                                      EGMDB
                                                                               ------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 12.587
o End of period .........................................................          14.266
Number of accumulation units
o End of period (000's omitted) .........................................              71
--------------------------------------------------------------------------       --------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 13.787
o End of period .........................................................          15.092
Number of accumulation units
o End of period (000's omitted) .........................................              28
--------------------------------------------------------------------------       --------
Fidelity VIP Growth Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 13.422
o End of period .........................................................          13.622
Number of accumulation units
o End of period (000's omitted) .........................................               6
--------------------------------------------------------------------------       --------
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 14.620
o End of period .........................................................          16.303
Number of accumulation units
o End of period (000's omitted) .........................................              13
--------------------------------------------------------------------------       --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Accumulation unit value
o Beginning of period ...................................................        $ 15.584
o End of period .........................................................          17.097
Number of accumulation units
o End of period (000's omitted) .........................................              16
--------------------------------------------------------------------------       --------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
o Beginning of period ...................................................        $ 13.777
o End of period .........................................................          15.731
Number of accumulation units
o End of period (000's omitted) .........................................              31
--------------------------------------------------------------------------       --------
Janus Aspen Balanced Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 11.338
o End of period .........................................................          12.084
Number of accumulation units
o End of period (000's omitted) .........................................              31
--------------------------------------------------------------------------       --------
Janus Aspen Mid Cap Growth Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 13.567
o End of period .........................................................          16.086
Number of accumulation units
o End of period (000's omitted) .........................................               5
--------------------------------------------------------------------------       --------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 12.557
o End of period .........................................................          12.917
Number of accumulation units
o End of period (000's omitted) .........................................               1*
--------------------------------------------------------------------------       --------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period ...................................................        $ 13.541
o End of period .........................................................          15.147
Number of accumulation units
o End of period (000's omitted) .........................................               1
--------------------------------------------------------------------------       --------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ...................................................        $ 10.878
o End of period .........................................................          11.273
Number of accumulation units
o End of period (000's omitted) .........................................             424
--------------------------------------------------------------------------       --------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period ...................................................        $ 13.246
o End of period .........................................................          13.724
Number of accumulation units
o End of period (000's omitted) .........................................              18
--------------------------------------------------------------------------       --------


                                      A-3



                                                                                   2002                   2003
                                                                               ------------      ----------------------
                                                                                       With        With            With
                                                                                      EGMDB         GOP           EGMDB
                                                                               ------------      ------      ----------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period ...................................................          N/A            N/A            N/A
o End of period .........................................................          N/A            N/A            N/A
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A            N/A
--------------------------------------------------------------------------         ---           ------          ---
Lincoln VIP International Fund Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $10.154
o End of period .........................................................          N/A            N/A          14.665
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               5
--------------------------------------------------------------------------         ---           ------       -------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period ...................................................        $  9.997         N/A         $ 9.990
o End of period .........................................................           9.990         N/A           9.899
Number of accumulation units
o End of period (000's omitted) .........................................              15         N/A              76
--------------------------------------------------------------------------       --------        ------       -------
Lincoln VIP Social Awareness Fund Accumulation unit value ...........................................
o Beginning of period ...................................................          N/A            N/A         $12.083
o End of period .........................................................          N/A            N/A          13.630
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A              14
--------------------------------------------------------------------------       --------        ------       -------
MFS VIT Capital Opportunities Series Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $12.219
o End of period .........................................................          N/A            N/A          13.326
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               2
--------------------------------------------------------------------------       --------        ------       -------
MFS VIT Emerging Growth Series Accumulation unit value
o Beginning of period ...................................................        $ 10.710         N/A         $10.198
o End of period .........................................................          10.198         N/A          13.041
Number of accumulation units
o End of period (000's omitted) .........................................               1*        N/A               7
--------------------------------------------------------------------------       --------        ------       -------
MFS VIT Total Return Series Accumulation unit value
o Beginning of period ...................................................        $ 10.594         N/A         $10.399
o End of period .........................................................          10.399         N/A          11.872
Number of accumulation units
o End of period (000's omitted) .........................................               1         N/A              73
--------------------------------------------------------------------------       --------        ------       -------
MFS VIT Utilities Series Accumulation unit value
o Beginning of period ...................................................        $ 10.967         N/A         $11.381
o End of period .........................................................          11.381         N/A          15.184
Number of accumulation units
o End of period (000's omitted) .........................................               7         N/A              14
--------------------------------------------------------------------------       --------        ------       -------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 10.257         N/A         $ 9.949
o End of period .........................................................           9.949         N/A          12.540
Number of accumulation units
o End of period (000's omitted) .........................................               1         N/A              24
--------------------------------------------------------------------------       --------        ------       -------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $10.131
o End of period .........................................................          N/A            N/A          13.980
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               3
--------------------------------------------------------------------------       --------        ------       -------
Putnam VT Growth & Income Fund Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $ 9.641
o End of period .........................................................          N/A            N/A          13.542
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               4
--------------------------------------------------------------------------       --------        ------       -------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $10.812
o End of period .........................................................          N/A            N/A          11.331
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               1
--------------------------------------------------------------------------       --------        ------       -------



                                                                                            2004
                                                                               ------------------------------
                                                                                       With              With
                                                                                        GOP             EGMDB
                                                                               ------------      ------------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period ...................................................        $ 12.324          $ 12.476
o End of period .........................................................          12.719            13.726
Number of accumulation units
o End of period (000's omitted) .........................................               1                 2
--------------------------------------------------------------------------       --------          --------
Lincoln VIP International Fund Accumulation unit value
o Beginning of period ...................................................        $ 13.033          $ 14.665
o End of period .........................................................          15.679            17.454
Number of accumulation units
o End of period (000's omitted) .........................................               3                19
--------------------------------------------------------------------------       --------          --------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period ...................................................        $  9.926          $  9.899
o End of period .........................................................           9.882             9.827
Number of accumulation units
o End of period (000's omitted) .........................................              10                81
--------------------------------------------------------------------------       --------          --------
Lincoln VIP Social Awareness Fund Accumulation unit value .............
o Beginning of period ...................................................        $ 12.331          $ 13.630
o End of period .........................................................          13.645            15.118
Number of accumulation units
o End of period (000's omitted) .........................................               3                31
--------------------------------------------------------------------------       --------          --------
MFS VIT Capital Opportunities Series Accumulation unit value
o Beginning of period ...................................................          N/A             $ 13.326
o End of period .........................................................          N/A               14.699
Number of accumulation units
o End of period (000's omitted) .........................................          N/A                    3
--------------------------------------------------------------------------       --------          --------
MFS VIT Emerging Growth Series Accumulation unit value
o Beginning of period ...................................................        $ 11.916          $ 13.041
o End of period .........................................................          13.173            14.466
Number of accumulation units
o End of period (000's omitted) .........................................               1                 5
--------------------------------------------------------------------------       --------          --------
MFS VIT Total Return Series Accumulation unit value
o Beginning of period ...................................................        $ 11.101          $ 11.872
o End of period .........................................................          12.142            12.972
Number of accumulation units
o End of period (000's omitted) .........................................               7                88
--------------------------------------------------------------------------       --------          --------
MFS VIT Utilities Series Accumulation unit value
o Beginning of period ...................................................        $ 11.939          $ 15.184
o End of period .........................................................          15.271            19.404
Number of accumulation units
o End of period (000's omitted) .........................................               7                 9
--------------------------------------------------------------------------       --------          --------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 12.151          $ 12.540
o End of period .........................................................          13.922            14.354
Number of accumulation units
o End of period (000's omitted) .........................................               1                37
--------------------------------------------------------------------------       --------          --------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period ...................................................        $ 12.811          $ 13.980
o End of period .........................................................          15.443            16.834
Number of accumulation units
o End of period (000's omitted) .........................................               2                19
--------------------------------------------------------------------------       --------          --------
Putnam VT Growth & Income Fund Accumulation unit value
o Beginning of period ...................................................          N/A             $ 13.542
o End of period .........................................................          N/A               14.808
Number of accumulation units
o End of period (000's omitted) .........................................          N/A                    4
--------------------------------------------------------------------------       --------          --------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ...................................................        $ 11.302          $ 11.331
o End of period .........................................................          11.598            11.946
Number of accumulation units
o End of period (000's omitted) .........................................               1*                1*
--------------------------------------------------------------------------       --------          --------


                                      A-4



                                                                                   2002                   2003
                                                                               ------------      ----------------------
                                                                                       With        With            With
                                                                                      EGMDB         GOP           EGMDB
                                                                               ------------      ------      ----------
Scudder VIT EAFE Equity Index Fund Accumulation unit value
o Beginning of period ...................................................        $ 10.435         N/A         $10.422
o End of period .........................................................          10.422         N/A          13.679
Number of accumulation units
o End of period (000's omitted) .........................................               1*        N/A               2
--------------------------------------------------------------------------       --------        ------       -------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period ...................................................        $ 10.751         N/A         $10.456
o End of period .........................................................          10.456         N/A          13.188
Number of accumulation units
o End of period (000's omitted) .........................................               1*        N/A               6
--------------------------------------------------------------------------       --------        ------       -------
Scudder VIT Small Cap Index Fund Accumulation unit value
o Beginning of period ...................................................          N/A            N/A         $11.920
o End of period .........................................................          N/A            N/A          15.958
Number of accumulation units
o End of period (000's omitted) .........................................          N/A            N/A               1
--------------------------------------------------------------------------       --------        ------       -------



                                                                                           2004
                                                                               ----------------------------
                                                                                       With            With
                                                                                        GOP           EGMDB
                                                                               ------------      ----------
Scudder VIT EAFE Equity Index Fund Accumulation unit value
o Beginning of period ...................................................        $ 12.738         $13.679
o End of period .........................................................          15.168          16.029
Number of accumulation units
o End of period (000's omitted) .........................................               1*              9
--------------------------------------------------------------------------       --------         -------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period ...................................................        $ 11.752         $13.188
o End of period .........................................................          13.143          14.353
Number of accumulation units
o End of period (000's omitted) .........................................               1*             34
--------------------------------------------------------------------------       --------         -------
Scudder VIT Small Cap Index Fund Accumulation unit value
o Beginning of period ...................................................        $ 12.924         $15.958
o End of period .........................................................          15.736          18.494
Number of accumulation units
o End of period (000's omitted) .........................................               3               5
--------------------------------------------------------------------------       --------         -------


* Units less than 500 were rounded up to 1,000.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln ChoicePlus II Bonus
Lincoln Life & Annuity Variable
Annuity Account N   (Registrant)

Lincoln Life & Annuity Company of New York   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus II Bonus prospectus of Lincoln Life & Annuity Variable Annuity Account N dated May 1, 2005. You may obtain a copy of the Lincoln ChoicePlus II Bonus prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents





Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Interest adjustment example                          B-2
Annuity payouts                                      B-4


Item                                                  Page
Determination of accumulation and annuity unit
value                                                B-6
Advertising and sales literature                     B-6
Additional services                                  B-7
Other information                                    B-9
Financial statements                                 B-9



This SAI is not a prospectus.
The date of this SAI is May 1, 2005.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Keeper of records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Principal underwriter

Lincoln Financial Advisors Corporation (LFA), an affiliate of ours, serves as principal underwriter for the contracts, as described in the prospectus. LFA is a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with LFA. We and LFA also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. LFA paid $3,315,352, $3,485,310, and $5,268,760 to Lincoln Sales Representatives and Selling Firms in 2002, 2003, and 2004, respectively, as sales compensation with respect to the contracts. LFA retained no underwriting commissions for the sale of the contracts.




Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.


Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest adjustment example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.



                                                                             B-2

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES



         Single Premium ...................       $50,000
         Premium taxes ....................       None
         Withdrawals ......................       None
         Guaranteed Period ................       5 years
         Guaranteed Interest Rate .........       3.50%
         Annuity Date .....................       Age 70
         Index Rate A .....................       3.50%
         Index Rate B .....................       4.00% End of contract year 1
                                                  3.50% End of contract year 2
                                                  3.00% End of contract year 3
                                                  2.00% End of contract year 4
         Percentage adjustment to B .......       0.50%




  Formula                       (1 + Index A)n
                        ------------------------------
                                                            -1
                        (1 + Index B + % Adjustment)n


                          SURRENDER VALUE CALCULATION


                                                      (3)
                     (1)            (2)               Adjusted
                     Annuity        Index Rate        Annuity
Contract Year        Value          Factor            Value
---------------      ---------      ------------      ----------
  1 ...........      $51,710         0.962268         $49,759
  2 ...........      $53,480         0.985646         $52,712
  3 ...........      $55,312         1.000000         $55,312
  4 ...........      $57,208         1.009756         $57,766
  5 ...........      $59,170            N/A           $59,170



                     (4)            (5)               (6)              (7)
                     Minimum        Greater of        Surrender        Surrender
Contract Year        Value          (3) & (4)         Charge           Value
---------------      ---------      ------------      -----------      ----------
  1 ...........      $50,710        $50,710           $4,250           $46,460
  2 ...........      $51,431        $52,712           $4,250           $48,462
  3 ...........      $52,162        $55,312           $4,000           $51,312
  4 ...........      $52,905        $57,766           $3,500           $54,266
  5 ...........      $53,658        $59,170           $3,000           $56,170

                           ANNUITY VALUE CALCULATION


                          BOY*                                                  Annual                  EOY**
                          Annuity                 Guaranteed                    Account                 Annuity
Contract Year             Value                   Interest Rate                 Fee                     Value
--------------------      ---------               ---------------               ---------               ----------
  1 ................      $50,000        x            1.035            -        $40            =        $51,710
  2 ................      $51,710        x            1.035            -        $40            =        $53,480
  3 ................      $53,480        x            1.035            -        $40            =        $55,312
  4 ................      $55,312        x            1.035            -        $40            =        $57,208
  5 ................      $57,208        x            1.035            -        $40            =        $59,170

                          SURRENDER CHARGE CALCULATION


                          Surrender
                          Charge                                           Surrender
Contract Year             Factor                   Deposit                 Charge
--------------------      ----------               ---------               ----------
  1 ................           8.5%       x        $50,000        =        $4,250
  2 ................           8.5%       x        $50,000        =        $4,250
  3 ................           8.0%       x        $50,000        =        $4,000
  4 ................           7.0%       x        $50,000        =        $3,500
  5 ................           6.0%       x        $50,000        =        $3,000

B-3

                             INDEX RATE FACTOR CALCULATION


Contract Year            Index A         Index B         Adj Index B         N           Result
------------------       ---------       ---------       -------------       -----       ---------
  1 ..............        3.50%           4.00%             4.50%             4          0.962268
  2 ..............        3.50%           3.50%             4.00%             3          0.985646
  3 ..............        3.50%           3.00%             3.50%             2          1.000000
  4 ..............        3.50%           2.00%             2.50%             1          1.009756
  5 ..............        3.50%            N/A               N/A             N/A            N/A

                           MINIMUM VALUE CALCULATION


                                                   Minimum                       Annual
                                                   Guaranteed                    Account                 Minimum
Contract Year                                      Interest Rate                 Fee                     Value
--------------------                               ---------------               ---------               ----------
  1 ................      $50,000         x            1.015            -        $40            =        $50,710
  2 ................      $50,710         x            1.015            -        $40            =        $51,431
  3 ................      $51,431         x            1.015            -        $40            =        $52,162
  4 ................      $52,162         x            1.015            -        $40            =        $52,905
  5 ................      $52,905         x            1.015            -        $40            =        $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.


We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.


At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will


                                                                             B-4

vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of age, sex and survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.


i4LIFE (Reg. TM) Advantage

During the Access Period for non-Qualified contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected);
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.

During the Access Period for IRA contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment;
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.

For non-qualified contracts, the initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.

For IRA contracts, the initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.

The annuity factors are based on whether the i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution is selected, an assumed investment return of either 3%, 4% or 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

The assumed interest rate is the measuring point for subsequent regular income payments. If the actual net investment rate (annualized) for the contract,whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly. We may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.


B-5

Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.



Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:

A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.

Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.


                                                                             B-6

Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.


Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index. These 1,000 companies represent approximately 92% of the U.S. equity markets, as of June 2004.

Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index. These 2,000 companies represents the small cap segment of the U. S. equity market, approximately 6%, as of June 2004.

Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2004, the average firm's stock value in the index was $4.4 billion; the median was $822 million. The range of stock value was from $317.8 billion to $175.8 million.


Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet - An electronic communications network which may be used to provide information regarding Lincoln New York, performance of the subaccounts and advertisement literature.



Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;

B-7

 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $116 billion and had consolidated revenues of $5.4 billion in 2004. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln New York's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln New York serves. As of the date of this SAI, Lincoln New York was serving over 500 employers and more than 10,000 individuals.

Lincoln New York's assets, size. Lincoln New York may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2004 Lincoln New York had total assets of approximately $3.7 billion.



                                                                             B-8

Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial statements
Financial statements of the VAA and of Lincoln New York appear on the following pages.

Lincoln ChoicePlus Assurance (Bonus)
Lincoln New York Account N
for Variable Annuities
Individual Variable Annuity Contracts

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnRetirement.com

Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 7866
Fort Wayne, IN 46802-7866
1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York. It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For contracts issued after September 30, 2003, the only fixed account available is for dollar cost averaging purposes.

We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.

You should carefully consider whether or not this contract is the best product for you.


All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.


The available funds are listed below:


AIM Variable Insurance Funds (Series II):
     AIM V.I. Growth Fund**
     AIM V.I. International Growth Fund**
     AIM V.I. Premier Equity Fund**

AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein Large Cap Growth Portfolio***
     (formerly AllianceBernstein Premier Growth)
     AllianceBernstein Small/Mid Cap Value Portfolio
     (formerly AllianceBernstein Small Cap)

     AllianceBernstein Global Technology Portfolio
     (formerly AllianceBernstein Technology)
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):

   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund

     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

                                                                               1


Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series*
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series

     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series

     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series***
     Delaware VIP Value Series
     (formerly Delaware VIP Large Cap Value)

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio

     Fidelity (Reg. TM) VIP Equity-Income Portfolio***

     Fidelity (Reg. TM) VIP Growth Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio*
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     (formerly FTVIPT Franklin Small Cap)
     FTVIPT Templeton Global Income Securities Fund*

     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):

     Janus Aspen Balanced Portfolio***
     Janus Aspen Mid Cap Growth Portfolio***

     Janus Aspen Worldwide Growth Portfolio**
Lincoln Variable Insurance Products Trust (Service Class):
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP International Fund
     Lincoln VIP Money Market Fund

     Lincoln VIP Social Awareness Fund

Lincoln VIP Core Fund*
     Lincoln VIP Equity-Income Fund****
     Lincoln VIP Growth Fund*
     Lincoln VIP Growth and Income Fund*
     Lincoln VIP Growth Opportunities Fund*
     Lincoln VIP Conservative Profile Fund*
     Lincoln VIP Moderate Profile Fund*
     Lincoln VIP Moderately Aggressive Profile Fund*
     Lincoln VIP Aggressive Profile Fund*

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) VIT Capital Opportunities Series***
     MFS (Reg. TM) VIT Emerging Growth Series***

     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio

Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund**
     Putnam VT Health Sciences Fund**

Scudder Investment VIT Funds (Class B):

     Scudder VIT EAFE Equity Index Fund***

     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund


* These funds will be available for allocations of purchase payments or contract value on or around June 6, 2005. Check with your investment representative regarding availability.

** These funds are not offered in contracts issued on or after May 24, 2004.

*** These funds will not be offered in contracts issued on or after June 6, 2005.

**** This fund is only available for contracts issued on or after June 6, 2005.



This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.
The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2005


2

Table of Contents



Item                                                                            Page
Special terms                                                                    4
Expense tables                                                                   5
Summary of common questions                                                      9
Lincoln Life & Annuity Company of New York                                      11
Variable annuity account (VAA)                                                  11
Investments of the variable annuity account                                     12
Charges and other deductions                                                    18
The contracts                                                                   21
 Purchase payments                                                              22
 Bonus credits                                                                  22
 Persistency credits                                                            22
 Transfers on or before the annuity commencement date                           23
 Death benefit                                                                  25
 Lincoln SmartSecuritySM Advantage                                              28
 Surrenders and withdrawals                                                     31
 Distribution of the contracts                                                  32
 i4LIFE (Reg. TM) Advantage                                                     33
 Annuity payouts                                                                36
 Fixed side of the contract                                                     37
Federal tax matters                                                             38
Additional information                                                          43
 Voting rights                                                                  43
 Return privilege                                                               43
 Other information                                                              44
 Legal proceedings                                                              44
Statement of Additional Information
Table of Contents for Lincoln New York Account N for Variable Annuities         45
Appendix A - Condensed financial information                                    A-1


                                                                               3

Special terms
In this prospectus, the following terms have the indicated meanings:

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.


Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.


Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Bonus Credit - The additional amount credited to the contract for each purchase payment.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The contracts - Death benefit for a description of the various death benefit options.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.

Lincoln New York (we, us, our) - Lincoln Life & Annuity Company of New York
(LNY)

Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.



4

Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:


  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        8.5%*
  o        Transfer charge:                                                                      $ 25**

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions-Surrender charge.

** The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.


Annual Account Fee: $30*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):




o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount**



         With Enhanced                Guarantee of
         Guaranteed Minimum           Principal Death
         Death Benefit (EGMDB)        Benefit (GOP)         Account Value death benefit
         -----------------------      ----------------      ----------------------------
o                1.65%                     1.40%                       1.35%
o                0.15%                     0.15%                       0.15%
                  ----                      ----                        ----
o
                 1.80%                     1.55%                       1.50%



* The account fee will be waived if your contract value is $100,000 or more at the end of any particular year. The account fee will be waived after the fifteenth contract year.

**For contracts purchased before June 6, 2005, the total annual charges are as follows: EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.


Optional Rider Charges:





                                            Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                          Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                 Step-Up option                     Step-Up option
                                         -----------------------------      -----------------------------
Guaranteed maximum annual
percentage charge*                                  0.95%                               1.50%
Current annual percentage charge*                   0.45%                               0.65%



*The annual percentage charge is assessed against the Guaranteed Amount as adjusted for purchase payments, bonus credits, step-ups and withdrawals. See Charges and other deductions for further information.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2004. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.




                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.54%          4.13%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.54%          1.75%



* 21 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2006.


                                                                               5


The following table shows the expenses charged by each fund for the year ended December 31, 2004:
(as a percentage of each fund's average net assets):




                                                                              Management
                                                                             Fees (before
                                                                             any waivers/
                                                                            reimbursements)      +
AIM V.I. Growth Fund (Series II)                                            0.63        %
AIM V.I. International Growth Fund (Series II)                              0.74
AIM V.I. Premier Equity Fund (Series II)                                    0.61
AllianceBernstein Growth and Income Portfolio (class B)                     0.55
AllianceBernstein Large Cap Growth Portfolio (class B)                      0.75
AllianceBernstein Small/Mid Cap Value Portfolio (class B)                   0.75
AllianceBernstein Global Technology Portfolio (class B)                     0.75
American Century Investments VP II Inflation Protection (Class II)          0.50
American Funds Global Growth Fund (class 2) (1)                             0.61
American Funds Global Small Capitalization Fund (class 2) (1)               0.77
American Funds Growth Fund (class 2) (1)                                    0.35
American Funds Growth-Income Fund (class 2) (1)                             0.29
American Funds International Fund (class 2) (1)                             0.54
Delaware VIP Capital Reserves Series (Service Class) (2)                    0.50
Delaware VIP Diversified Income Series(Service Class) (3)                   0.65
Delaware VIP Emerging Markets Series(Service Class) (4)                     1.25
Delaware VIP High Yield Series (Service class) (2)                          0.65
Delaware VIP Value Series (Service class) (5)                               0.65
Delaware VIP REIT Series (Service class) (6)                                0.74
Delaware VIP Small Cap Value Series (Service class) (6)                     0.74
Delaware VIP Trend Series (Service class) (6)                               0.74
Delaware VIP U.S. Growth Series (Service class) (2)                         0.65
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)           0.57
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)        0.47
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)               0.58
Fidelity (Reg. TM) Mid Cap Portfolio (Service class 2) (7)                  0.57
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)             0.72
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)          0.48
FTVIPT Templeton Global Income Sercurities Fund (Class 2)                   0.62
FTVIPT Templeton Growth Securities Fund (class 2)                           0.79
Janus Aspen Mid Cap Growth Portfolio (Service class)                        0.64
Janus Aspen Balanced Portfolio (Service class)                              0.55
Janus Aspen Worldwide Growth Portfolio (Service class)                      0.60
Lincoln VIP Aggressive Growth Fund (Service class)                          0.74
Lincoln VIP Bond Fund (Service class)                                       0.36
Lincoln VIP Core Fund (Service class) (9)                                   0.69
Lincoln VIP Capital Appreciation Fund (Service class) (15)                  0.74
Lincoln VIP Equity-Income Fund (Service class) (16)                         0.73
Lincoln VIP Global Asset Allocation Fund (Service class)                    0.74
Lincoln VIP Growth Fund (Service class) (9)                                 0.74
Lincoln VIP Growth and Income Fund (Service class)                          0.33
Lincoln VIP Growth Opportunities Fund (Service class) (9)                   0.99



                                                                              12b-1 Fees                  Other Expenses
                                                                              (before any                   (before any
                                                                               waivers/                      waivers/
                                                                            reimbursements)      +        reimbursements)
AIM V.I. Growth Fund (Series II)                                            0.25        %                 0.28        %
AIM V.I. International Growth Fund (Series II)                              0.25                          0.40
AIM V.I. Premier Equity Fund (Series II)                                    0.25                          0.30
AllianceBernstein Growth and Income Portfolio (class B)                     0.25                          0.05
AllianceBernstein Large Cap Growth Portfolio (class B)                      0.25                          0.06
AllianceBernstein Small/Mid Cap Value Portfolio (class B)                   0.25                          0.12
AllianceBernstein Global Technology Portfolio (class B)                     0.25                          0.13
American Century Investments VP II Inflation Protection (Class II)          0.25                          0.00
American Funds Global Growth Fund (class 2) (1)                             0.25                          0.04
American Funds Global Small Capitalization Fund (class 2) (1)               0.25                          0.04
American Funds Growth Fund (class 2) (1)                                    0.25                          0.01
American Funds Growth-Income Fund (class 2) (1)                             0.25                          0.02
American Funds International Fund (class 2) (1)                             0.25                          0.05
Delaware VIP Capital Reserves Series (Service Class) (2)                    0.30                          0.12
Delaware VIP Diversified Income Series(Service Class) (3)                   0.30                          0.33
Delaware VIP Emerging Markets Series(Service Class) (4)                     0.30                          0.38
Delaware VIP High Yield Series (Service class) (2)                          0.30                          0.10
Delaware VIP Value Series (Service class) (5)                               0.30                          0.10
Delaware VIP REIT Series (Service class) (6)                                0.30                          0.10
Delaware VIP Small Cap Value Series (Service class) (6)                     0.30                          0.09
Delaware VIP Trend Series (Service class) (6)                               0.30                          0.10
Delaware VIP U.S. Growth Series (Service class) (2)                         0.30                          0.11
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)           0.25                          0.11
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)        0.25                          0.11
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)               0.25                          0.10
Fidelity (Reg. TM) Mid Cap Portfolio (Service class 2) (7)                  0.25                          0.14
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)             0.25                          0.19
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)          0.25                          0.29
FTVIPT Templeton Global Income Sercurities Fund (Class 2)                   0.25                          0.16
FTVIPT Templeton Growth Securities Fund (class 2)                           0.25                          0.07
Janus Aspen Mid Cap Growth Portfolio (Service class)                        0.25                          0.01
Janus Aspen Balanced Portfolio (Service class)                              0.25                          0.01
Janus Aspen Worldwide Growth Portfolio (Service class)                      0.25                          0.03
Lincoln VIP Aggressive Growth Fund (Service class)                          0.25                          0.17
Lincoln VIP Bond Fund (Service class)                                       0.25                          0.06
Lincoln VIP Core Fund (Service class) (9)                                   0.25                          2.90
Lincoln VIP Capital Appreciation Fund (Service class) (15)                  0.25                          0.07
Lincoln VIP Equity-Income Fund (Service class) (16)                         0.25                          0.07
Lincoln VIP Global Asset Allocation Fund (Service class)                    0.25                          0.29
Lincoln VIP Growth Fund (Service class) (9)                                 0.25                          2.89
Lincoln VIP Growth and Income Fund (Service class)                          0.25                          0.04
Lincoln VIP Growth Opportunities Fund (Service class) (9)                   0.25                          2.89



                                                                                                               Total
                                                                                     Total Expenses         Contractual
                                                                                       (before any            waivers/
                                                                                        waivers/           reimbursements
                                                                            =        reimbursements)          (if any)
AIM V.I. Growth Fund (Series II)                                                     1.16        %
AIM V.I. International Growth Fund (Series II)                                       1.39
AIM V.I. Premier Equity Fund (Series II)                                             1.16
AllianceBernstein Growth and Income Portfolio (class B)                              0.85
AllianceBernstein Large Cap Growth Portfolio (class B)                               1.06
AllianceBernstein Small/Mid Cap Value Portfolio (class B)                            1.12
AllianceBernstein Global Technology Portfolio (class B)                              1.13
American Century Investments VP II Inflation Protection (Class II)                   0.75
American Funds Global Growth Fund (class 2) (1)                                      0.90
American Funds Global Small Capitalization Fund (class 2) (1)                        1.06
American Funds Growth Fund (class 2) (1)                                             0.61
American Funds Growth-Income Fund (class 2) (1)                                      0.56
American Funds International Fund (class 2) (1)                                      0.84
Delaware VIP Capital Reserves Series (Service Class) (2)                             0.92                 -0.05        %
Delaware VIP Diversified Income Series(Service Class) (3)                            1.28                 -0.23
Delaware VIP Emerging Markets Series(Service Class) (4)                              1.93                 -0.18
Delaware VIP High Yield Series (Service class) (2)                                   1.05                 -0.05
Delaware VIP Value Series (Service class) (5)                                        1.05                 -0.05
Delaware VIP REIT Series (Service class) (6)                                         1.14                 -0.05
Delaware VIP Small Cap Value Series (Service class) (6)                              1.13                 -0.05
Delaware VIP Trend Series (Service class) (6)                                        1.14                 -0.05
Delaware VIP U.S. Growth Series (Service class) (2)                                  1.06                 -0.05
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)                    0.93
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)                 0.83
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)                        0.93
Fidelity (Reg. TM) Mid Cap Portfolio (Service class 2) (7)                           0.96
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)                      1.16
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)                   1.02                 -0.03
FTVIPT Templeton Global Income Sercurities Fund (Class 2)                            1.03
FTVIPT Templeton Growth Securities Fund (class 2)                                    1.11
Janus Aspen Mid Cap Growth Portfolio (Service class)                                 0.90
Janus Aspen Balanced Portfolio (Service class)                                       0.81
Janus Aspen Worldwide Growth Portfolio (Service class)                               0.88
Lincoln VIP Aggressive Growth Fund (Service class)                                   1.16
Lincoln VIP Bond Fund (Service class)                                                0.67
Lincoln VIP Core Fund (Service class) (9)                                            3.84                 -2.75
Lincoln VIP Capital Appreciation Fund (Service class) (15)                           1.06                 -0.13
Lincoln VIP Equity-Income Fund (Service class) (16)                                  1.05                 -0.04
Lincoln VIP Global Asset Allocation Fund (Service class)                             1.28
Lincoln VIP Growth Fund (Service class) (9)                                          3.88                 -2.77
Lincoln VIP Growth and Income Fund (Service class)                                   0.62
Lincoln VIP Growth Opportunities Fund (Service class) (9)                            4.13                 -2.70



                                                                            Total Expenses
                                                                                (after
                                                                             Contractual
                                                                               waivers/
                                                                            reimbursements
                                                                                  s)
AIM V.I. Growth Fund (Series II)
AIM V.I. International Growth Fund (Series II)
AIM V.I. Premier Equity Fund (Series II)
AllianceBernstein Growth and Income Portfolio (class B)
AllianceBernstein Large Cap Growth Portfolio (class B)
AllianceBernstein Small/Mid Cap Value Portfolio (class B)
AllianceBernstein Global Technology Portfolio (class B)
American Century Investments VP II Inflation Protection (Class II)
American Funds Global Growth Fund (class 2) (1)
American Funds Global Small Capitalization Fund (class 2) (1)
American Funds Growth Fund (class 2) (1)
American Funds Growth-Income Fund (class 2) (1)
American Funds International Fund (class 2) (1)
Delaware VIP Capital Reserves Series (Service Class) (2)                    0.87        %
Delaware VIP Diversified Income Series(Service Class) (3)                   1.05
Delaware VIP Emerging Markets Series(Service Class) (4)                     1.75
Delaware VIP High Yield Series (Service class) (2)                          1.00
Delaware VIP Value Series (Service class) (5)                               1.00
Delaware VIP REIT Series (Service class) (6)                                1.09
Delaware VIP Small Cap Value Series (Service class) (6)                     1.08
Delaware VIP Trend Series (Service class) (6)                               1.09
Delaware VIP U.S. Growth Series (Service class) (2)                         1.01
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2) (7)
Fidelity (Reg. TM) Mid Cap Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2) (7)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (class 2) (8)          0.99
FTVIPT Templeton Global Income Sercurities Fund (Class 2)
FTVIPT Templeton Growth Securities Fund (class 2)
Janus Aspen Mid Cap Growth Portfolio (Service class)
Janus Aspen Balanced Portfolio (Service class)
Janus Aspen Worldwide Growth Portfolio (Service class)
Lincoln VIP Aggressive Growth Fund (Service class)
Lincoln VIP Bond Fund (Service class)
Lincoln VIP Core Fund (Service class) (9)                                   1.09
Lincoln VIP Capital Appreciation Fund (Service class) (15)                  0.93
Lincoln VIP Equity-Income Fund (Service class) (16)                         1.01
Lincoln VIP Global Asset Allocation Fund (Service class)
Lincoln VIP Growth Fund (Service class) (9)                                 1.11
Lincoln VIP Growth and Income Fund (Service class)
Lincoln VIP Growth Opportunities Fund (Service class) (9)                   1.43


6



                                                                                 Management
                                                                                Fees (before
                                                                                any waivers/
                                                                               reimbursements)      +
Lincoln VIP International Fund (Service class)                                 0.82        %
Lincoln VIP Money Market Fund (Service class)                                  0.44
Lincoln VIP Social Awareness Fund (Service class)                              0.35
Lincoln VIP Conservative Profile Fund (Service class) (10)                     0.25
Lincoln VIP Moderate Profile Fund (Service class) (10)                         0.25
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)            0.25
Lincoln VIP Aggressive Profile Fund (Service class) (10)                       0.25
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11)(12)        0.75
MFS (Reg. TM)VIT Emerging Growth Series (Service class) (12)                   0.75
MFS (Reg. TM) VIT Total Return Series (Service class)(12)                      0.75
MFS (Reg. TM) VIT Utilities Series (Service class) (12)                        0.75
Neuberger Berman AMT Mid-Cap Growth Portfolio                                  0.84
Neuberger Berman AMT Regency Portfolio                                         0.85
Putnam VT Growth & Income Fund (class 1B)                                      0.48
Putnam VT Health Sciences Fund (class 1B)                                      0.70
Scudder VIT EAFE Equity Index Fund (class B) (13)                              0.45
Scudder VIT Equity 500 Index Fund (class B)                                    0.20
Scudder VIT Small Cap Index Fund (class B) (14)                                0.35



                                                                                 12b-1 Fees                  Other Expenses
                                                                                 (before any                   (before any
                                                                                  waivers/                      waivers/
                                                                               reimbursements)      +        reimbursements)
Lincoln VIP International Fund (Service class)                                 0.25        %                 0.16        %
Lincoln VIP Money Market Fund (Service class)                                  0.25                          0.09
Lincoln VIP Social Awareness Fund (Service class)                              0.25                          0.06
Lincoln VIP Conservative Profile Fund (Service class) (10)                     0.25                          2.27
Lincoln VIP Moderate Profile Fund (Service class) (10)                         0.25                          1.55
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)            0.25                          1.36
Lincoln VIP Aggressive Profile Fund (Service class) (10)                       0.25                          1.67
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11)(12)        0.25                          0.13
MFS (Reg. TM)VIT Emerging Growth Series (Service class) (12)                   0.25                          0.12
MFS (Reg. TM) VIT Total Return Series (Service class)(12)                      0.25                          0.08
MFS (Reg. TM) VIT Utilities Series (Service class) (12)                        0.25                          0.14
Neuberger Berman AMT Mid-Cap Growth Portfolio                                  0.00                          0.08
Neuberger Berman AMT Regency Portfolio                                         0.00                          0.19
Putnam VT Growth & Income Fund (class 1B)                                      0.25                          0.06
Putnam VT Health Sciences Fund (class 1B)                                      0.25                          0.15
Scudder VIT EAFE Equity Index Fund (class B) (13)                              0.25                          0.37
Scudder VIT Equity 500 Index Fund (class B)                                    0.25                          0.09
Scudder VIT Small Cap Index Fund (class B) (14)                                0.25                          0.13



                                                                                                                  Total
                                                                                        Total Expenses         Contractual
                                                                                          (before any            waivers/
                                                                                           waivers/           reimbursements
                                                                               =        reimbursements)          (if any)
Lincoln VIP International Fund (Service class)                                          1.23        %
Lincoln VIP Money Market Fund (Service class)                                           0.78
Lincoln VIP Social Awareness Fund (Service class)                                       0.66
Lincoln VIP Conservative Profile Fund (Service class) (10)                              2.77                 -1.53        %
Lincoln VIP Moderate Profile Fund (Service class) (10)                                  2.05                 -0.74
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)                     1.86                 -0.74
Lincoln VIP Aggressive Profile Fund (Service class) (10)                                2.17                 -0.73
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11)(12)                 1.13
MFS (Reg. TM)VIT Emerging Growth Series (Service class) (12)                            1.12
MFS (Reg. TM) VIT Total Return Series (Service class)(12)                               1.08
MFS (Reg. TM) VIT Utilities Series (Service class) (12)                                 1.14
Neuberger Berman AMT Mid-Cap Growth Portfolio                                           0.92
Neuberger Berman AMT Regency Portfolio                                                  1.04
Putnam VT Growth & Income Fund (class 1B)                                               0.79
Putnam VT Health Sciences Fund (class 1B)                                               1.10
Scudder VIT EAFE Equity Index Fund (class B) (13)                                       1.07                 -0.17
Scudder VIT Equity 500 Index Fund (class B)                                             0.54
Scudder VIT Small Cap Index Fund (class B) (14)                                         0.73                 -0.03



                                                                               Total Expenses
                                                                                   (after
                                                                                Contractual
                                                                                  waivers/
                                                                               reimbursements
                                                                                     s)
Lincoln VIP International Fund (Service class)
Lincoln VIP Money Market Fund (Service class)
Lincoln VIP Social Awareness Fund (Service class)
Lincoln VIP Conservative Profile Fund (Service class) (10)                     1.24        %
Lincoln VIP Moderate Profile Fund (Service class) (10)                         1.31
Lincoln VIP Moderately Aggressive Profile Fund (Service class) (10)            1.39
Lincoln VIP Aggressive Profile Fund (Service class) (10)                       1.44
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (11)(12)
MFS (Reg. TM)VIT Emerging Growth Series (Service class) (12)
MFS (Reg. TM) VIT Total Return Series (Service class)(12)
MFS (Reg. TM) VIT Utilities Series (Service class) (12)
Neuberger Berman AMT Mid-Cap Growth Portfolio
Neuberger Berman AMT Regency Portfolio
Putnam VT Growth & Income Fund (class 1B)
Putnam VT Health Sciences Fund (class 1B)
Scudder VIT EAFE Equity Index Fund (class B) (13)                              0.90
Scudder VIT Equity 500 Index Fund (class B)
Scudder VIT Small Cap Index Fund (class B) (14)                                0.70



(1) The Series' investment adviser began voluntarily waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' Prospectus and in the audited financial statements in the Series' annual report.

(2) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(3) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.98%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(4) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(5) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.75% for the fiscal year 2004 (excluding 12b-1 fees). Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%. DMC has voluntarily elected to waive its management fee for the Series to 0.60% indefinitely.

(6) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through



                                                                               7


    arrangements with a fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91% Contrafund, 0.82% for Equity-Income, 0.93% Mid Cap, and 1.12% Overseas.

(8) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Fund.

(9) The "other expenses" are based on estimated expenses for the current fiscal year. Lincoln Life has contractually agreed to reimburse the fund to the extent that the Total Annual Operating Expenses exceed 1.09% Core, 1.11% Growth and 1.43% Growth Opportunities. The Agreement will continue at least through September 1, 2006 , and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund.

(10) The Other Expenses are based on estimates for the current fiscal year. Other Expenses reflects the expenses of the underlying funds invested in by the Lincoln Profile Funds (Conservative 0.69%; Moderate 0.76%; Moderately Aggressive 0.84%; Aggressive 0.89%) as well as the expenses of the particular Profile Fund (Conservative 1.58%; Moderate 0.79%; Moderately Aggressive 0.52%; Aggressive 0.78%) Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.55%. The Agreement will continue at least through September 1, 2006 and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund. Underlying fund fees and expenses are incurred indirectly by each Profile fund as a result of investment in shares of one or more underlying funds. These expenses are estimated based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to each Profile Fund. Each Profile Fund's expense ratio will vary based on the actual allocation to the underlying funds.

(11) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in Footnote 12), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.

(12) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for each series and would equal 1.11% Emerging Growth, 1.13% Utilities and 1.07% for Total Return. There were no fee reductions for the Capital Opportunities Series.

(13) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2005 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.90%.

(14) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2005 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.70%.

(15) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% of the first $100,000,000 of average daily net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund; 0.15% of the next $250,000,000 of average daily net assets of the Fund; 0.10% of the next $250,000,000 of average daily net assets of the Fund; 0.15% of the next $750,000,000 of the average daily net assets of the Fund; and 0.20% of the excess over $1,500,000,000 of average daily net assets of the Fund. If the fee waiver had been in effect in 2004, it would have resulted in a reduction of 0.13% of the management fee. The fee waiver will continue at least through April 30, 2006, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(16) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.0% on the first $250,000,000 of average daily net assets of the Fund; 0.05% on the next $500,000,000 of average daily net assets of the Fund; and 0.10% on the excess over $750,000,000 of average daily net assets of the Fund. If the fee waiver had been in effect in 2004, it would have resulted in a reduction of 0.04% of the management fee. This waiver will continue at least through April 30, 2006, and renew automatically for one-year terms unless the adviser provides writtten notice of termination to the Fund.



For information concerning compensation paid for the sale of the contracts, see Distribution of the contracts.


8

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln SmartSecuritySM Advantage - 1 Year Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,509         $2,759         $3,836         $6,335


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year        3 years        5 years        10 years
--------      ---------      ---------      ---------
   $659        $1,959         $3,236         $6,335


For more information, see Charges and other deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFE (Reg. TM) Advantage and Annuity payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of common questions

What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. See The contracts.


What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.5% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions-Surrender charge.

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an account fee of $30 on any contract anniversary if the contract value is less than $100,000. This account fee will be waived after the fifteenth contract year. See Charges and other deductions.


                                                                               9

We apply a charge to the daily net asset value of the VAA and those charges are:



o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount**



         With Enhanced                Guarantee of
         Guaranteed Minimum           Principal Death
         Death Benefit (EGMDB)        Benefit (GOP)         Account Value death benefit
         -----------------------      ----------------      ----------------------------
o                1.65%                     1.40%                       1.35%
o                0.15%                     0.15%                       0.15%
                  ----                      ----                        ----
o
                 1.80%                     1.55%                       1.50%



**For contracts purchased before June 6, 2005, the total annual charges are as follows: EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.

Additional optional rider:





                                                    Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                  Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                         Step-up Option                     Step-up Option
                                                 -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge                                  0.95%                               1.50%
o        Current annual percentage charge                   0.45%                               0.65%



See Charges and other deductions.


The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed side of the contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The contracts and Annuity payouts.

For information about the compensation we pay for sales of contracts, see The contracts - Distribution of the contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts - Purchase payments.

What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The contracts - Bonus credits.


A persistency credit of 0.0625% (or 0.05% on contracts issued before June 6, 2005) of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The contracts - Persistency credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts - Death benefit.


10

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.


What is the Lincoln SmartSecuritySM Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. There are two options available to reset the Guaranteed Amount to the current contract value. See The contracts - Lincoln SmartSecuritySM Advantage.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts-Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.


Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values.



Investment results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.



Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.



Lincoln Life & Annuity Company of New York

Lincoln New York is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.




Variable annuity account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln New York. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set


                                                                              11

forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Investments of the variable annuity account
You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers


As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.36%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affilitiates amounts to participate in sales meetings.

The AIM, AllianceBernstein, American Century, American Funds, Delaware, Fidelity, Franklin Templeton, Janus, Lincoln, MFS, Putnam and Scudder Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

The Scudder VIT EAFE Index Fund (Scudder Fund) will be closing in July, 2005. Between now and July 19,2005, you may transfer your contract value from the Scudder Fund to any of the other available subaccounts in your contract. If you have not transferred your contract value to a different subaccount by July 19, 2005, we will transfer any remaining contract value in the Scudder Fund Subaccount to the Lincoln VIP Money Market Subaccount. After that time, you may transfer your contract value from the Lincoln VIP Money Market Subaccount to any of the other available investment options. There is no charge for a transfer made pursuant to the closing of



12


the Scudder Fund and this transfer will not count against the number of transfers you are allowed under your contract, if the transfer is made within 30 days after the closing of the Scudder Fund.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 FUND NAME                       FUND DESCRIPTION                    MANAGER
AIM V.I. Growth Fund            Capital appreciation                AIM Advisors, Inc.
 AIM V.I. International          Long-term growth                    AIM Advisors, Inc.
Growth Fund
AIM V.I. Premier Equity         Long-term growth                    AIM Advisors, Inc.
Fund
 AllianceBernstein               Growth and income                   Alliance Capital
Growth and Income                                                   Management, L.P.
Portfolio
AllianceBernstein Large         Capital appreciation                Alliance Capital
Cap Growth Portfolio                                                Management, L.P.
 AllianceBernstein               Long-term growth                    Alliance Capital
Small/Mid Cap Value                                                 Management, L.P.
Portfolio
AllianceBernstein Global        Maximum capital appreciation        Alliance Capital
Technology Portfolio                                                Management, L.P.
 American Century                Inflation protection                American Century
Investments VP
Inflation Protection
Fund
American Funds Global           Long-term growth                    Capital Research and
Growth Fund                                                         Management Company
 American Funds Global           Long-term growth                    Capital Research and
Small Capitalization                                                Management Company
Fund
American Funds Growth           Long-term growth                    Capital Research and
Fund                                                                Management Company
 American Funds                  Growth and income                   Capital Research and
Growth-Income Fund                                                  Management Company
American Funds                  Long-term growth                    Capital Research and
International Fund                                                  Management Company
 Delaware VIP Capital            Current income                      Delaware Management
Reserves Series                                                     Company


                                                                              13



 FUND NAME                              FUND DESCRIPTION                       MANAGER
Delaware VIP                           Total return                           Delaware Management
Diversified Income                                                            Company
Series
 Delaware VIP Emerging                  Capital appreciation                   Delaware Management
Markets Series                                                                Company Sub-advised
                                                                              by Mondrian
                                                                              Investment Partners
                                                                              Limited
Delaware VIP High Yield                Capital appreciation                   Delaware Management
Series                                                                        Company
 Delaware VIP REIT                      Total return                           Delaware Management
Series                                                                        Company
Delaware VIP Small Cap                 Capital appreciation                   Delaware Management
Value Series                                                                  Company
 Delaware VIP Trend                     Capital appreciation                   Delaware Management
Series                                                                        Company
Delaware VIP U.S.                      Capital appreciation                   Delaware Management
Growth Series                                                                 Company
 Delaware VIP Value                     Long-term capital appreciation         Delaware Management
Series                                                                        Company
Fidelity (Reg. TM) VIP                 Long-term capital appreciation         Fidelity Management
Contrafund (Reg. TM) Portfolio                                                and Research Company
 Fidelity (Reg. TM) VIP                 Reasonable income                      Fidelity Management
Equity-Income Portfolio                                                       and Research Company
Fidelity (Reg. TM) VIP Growth          Capital appreciation                   Fidelity Management
Portfolio                                                                     and Research Company
 Fidelity (Reg. TM) VIP Mid Cap         Long-term growth                       Fidelity Management
Portfolio                                                                     and Research Company
Fidelity (Reg. TM) VIP Overseas        Long-term growth                       Fidelity Management
Portfolio                                                                     and Research Company
 FTVIPT Franklin                        Long-term growth                       Franklin Advisers, Inc.
Small-Mid Cap Growth
Securities Fund
FTVIPT Templeton                       Total return                           Templeton Global
Global Income                                                                 Advisors Limited
Securities Fund
 FTVIPT Templeton                       Long-term growth                       Templeton Global
Growth Securities Fund                                                        Advisors Limited


14



 FUND NAME                      FUND DESCRIPTION                           MANAGER
Janus Aspen Balanced           Long-term growth and current income        Janus Capital
Portfolio                                                                 Management LLC
 Janus Aspen Mid Cap            Long-term growth                           Janus Capital
Growth Portfolio                                                          Management LLC
Janus Aspen Worldwide          Long-term growth                           Janus Capital
Growth Portfolio                                                          Management LLC
 Lincoln VIP Aggressive         Maximum capital appreciation               Delaware Management
Growth Fund                                                               Company Sub-advised
                                                                          by T. Rowe Price
                                                                          Associates, Inc.
Lincoln VIP Bond Fund          Current income                             Delaware Management
                                                                          Company
 Lincoln VIP Capital            Long-term growth                           Delaware Management
Appreciation Fund                                                         Company Sub-advised
                                                                          by Janus Capital
                                                                          Management LLC
Lincoln VIP Core Fund          Capital appreciation                       Delaware Management
                                                                          Company Sub-advised
                                                                          by Salomon Brothers
                                                                          Asset Management Inc.,
                                                                          a wholly-owned
                                                                          subsidiary of Citigroup
                                                                          Inc.
 Lincoln VIP                    Income                                     Delaware Management
Equity-Income Fund                                                        Company Sub-advised
                                                                          by Fidelity Management
                                                                          & Research Company
                                                                          (FMR)
Lincoln VIP Global             Total return                               Delaware Management
Asset Allocation Fund                                                     Company Sub-advised
                                                                          by UBS Global Asset
                                                                          Management
 Lincoln VIP Growth             Long-term growth                           Delaware Management
Fund                                                                      Company Sub-advised
                                                                          by Mercury Advisors, a
                                                                          division of Merrill Lynch
                                                                          Investment Managers
Lincoln VIP Growth &           Capital appreciation                       Delaware Management
Income Fund                                                               Company
 Lincoln VIP Growth             Long-term growth                           Delaware Management
Opportunities Fund                                                        Company Sub-advised
                                                                          by Mercury Advisors, a
                                                                          division of Merrill Lynch
                                                                          Investment Managers


                                                                              15



 FUND NAME                              FUND DESCRIPTION                MANAGER
Lincoln VIP                            Capital appreciation            Delaware Management
International Fund                                                     Company Sub-advised
                                                                       by Mondrian
                                                                       Investment Partners
                                                                       Limited
 Lincoln VIP Money                      Preservation of capital         Delaware Management
Market Fund                                                            Company
Lincoln VIP Social                     Capital appreciation            Delaware Management
Awareness Fund                                                         Company
 Lincoln VIP                            Current income                  Delaware Management
Conservative Profile                                                   Company Sub-advised
Fund                                                                   by Wilshire Associates
                                                                       Inc.
Lincoln VIP Moderate                   Total return                    Delaware Management
Profile Fund                                                           Company Sub-advised
                                                                       by Wilshire Associates
                                                                       Inc.
 Lincoln VIP Moderately                 Growth and income               Delaware Management
Aggressive Profile Fund                                                Company Sub-advised
                                                                       by Wilshire Associates
                                                                       Inc.
Lincoln VIP Aggressive                 Capital appreciation            Delaware Management
Profile Fund                                                           Company Sub-advised
                                                                       by Wilshire Associates
                                                                       Inc.
 MFS (Reg. TM) VIT Capital              Capital appreciation            Massachusetts Financial
Opportunities Series                                                   Services Company
MFS (Reg. TM) VIT Emerging             Long-term growth                Massachusetts Financial
Growth Series                                                          Services Company
 MFS (Reg. TM) VIT Total Return         Income and growth               Massachusetts Financial
Series                                                                 Services Company
MFS (Reg. TM) VIT Utilities            Growth and income               Massachusetts Financial
Series                                                                 Services Company
 Neuberger Berman AMT                   Capital appreciation            Neuberger Berman
Mid-Cap Growth                                                         Management, Inc.
Portfolio
Neuberger Berman AMT                   Long-term growth                Neuberger Berman
Regency Portfolio                                                      Management, Inc.
 Putnam VT Growth &                     Growth and income               Putnam Investment
Income Fund                                                            Management, LLC


16



 FUND NAME                     FUND DESCRIPTION             MANAGER
Putnam VT Health              Capital appreciation         Putnam Investment
Sciences Fund                                              Management, LLC
 Scudder VIT EAFE              Capital appreciation         Deutsche Asset
Equity Index Fund                                          Management Inc.
Scudder VIT Equity 500        Capital appreciation         Deutsche Asset
Index Fund                                                 Management Inc.
                                                           Sub-advised by
                                                           Northern Trust
                                                           Investments, Inc.
 Scudder VIT Small Cap         Capital appreciation         Deutsche Asset
Index Fund                                                 Management Inc.
                                                           Sub-advised by
                                                           Northern Trust
                                                           Investments, Inc.


Fund shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of dividends and capital gain distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We also may:

                                                                              17

 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value; and

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.



Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:




o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount**



         With Enhanced                Guarantee of
         Guaranteed Minimum           Principal Death
         Death Benefit (EGMDB)        Benefit (GOP)         Account Value death benefit
         -----------------------      ----------------      ----------------------------
o                1.65%                     1.40%                       1.35%
o                0.15%                     0.15%                       0.15%
                  ----                      ----                        ----
o
                 1.80%                     1.55%                       1.50%



**For contracts purchased before June 6, 2005, the total annual charges are as follows: EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.


18

Surrender charge

A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:


                                                  Number of contract anniversaries since
                                                      purchase payment was invested
                                                 ----------------------------------------
                                                  0            1            2         3
      Surrender charge as a percentage of the    8.50%        8.50%        8%        7%
      surrendered or withdrawn purchase
      payments



                                                         Number of contract anniversaries since
                                                             purchase payment was invested
                                                 ------------------------------------------------------
                                                  4         5         6         7         8         9+
      Surrender charge as a percentage of the    6%        5%        4%        3%        2%        0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments (this does not apply upon surrender of the contract);
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant;
 o Purchase payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us;
 o Regular income payments made under i4LIFE (Reg. TM) Advantage or periodic payments made under any annuity payout option made available by us;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code and the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner;
 o A surrender or withdrawal of any purchase payments if such purchase payments were received more than 12 months prior to the admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender or annuitization of bonus credits and persistency credits;
 o A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;

 o Withdrawals up to the Annual Withdrawal Limit under the Lincoln SmartSecuritySM Advantage, subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals, we assume that:
The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

1. from purchase payments (on a FIFO basis) until exhausted; then

2. from earnings until exhausted; then

3. from bonus credits.

On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

1. from purchase payments (on a FIFO basis)to which a surrender charge no longer applies until exhausted; then

2. from earnings and persistency credits until exhausted; then

3. from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then

4. from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then

5. from bonus credits attributable to purchase payments to which a surrender charge still applies.

                                                                              19

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account fee

During the accumulation period, we will deduct $30 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $30 account fee will also be deducted from the contract value upon surrender. This fee will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.


Transfer fee

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.


Rider charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln SmartSecuritySM Advantage Charge. During the accumulation period, there is a charge for the Lincoln SmartSecuritySM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) if the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option is selected or 0.65% (0.1625% quarterly) for the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount on the valuation date the Rider charge is assessed. The charge will not apply to any portion of the Guaranteed Amount in the dollar cost averaging fixed account. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum 0.95% or 1.50% depending on the option selected.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments and bonus credits made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


Deductions for premium taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


20


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%. Currently, there is no premium tax levied for New York residents.




Other charges and deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed side of the contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage and Annuity payouts.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional information


The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with

 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received at our Servicing office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credit within two business days.


Who can invest


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.


Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender


                                                                              21

charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.


Bonus credits

For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:


Cumulative Purchase Payments          Bonus Credit %
--------------------------------      ---------------
  Less than $100,000............           3.0%
  $100,000-$999,999.............           4.0%
  $1,000,000 or greater.........           5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.

We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.


Persistency credits


Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least fourteen years, by 0.0625% (or 0.05% on contracts issued before June 6, 2005). This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.


There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.


Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of purchase payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and or the fixed side of the contract in the same proportion in which you allocated purchase payments.


22

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Servicing office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units


Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus


2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.


The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers on or before the annuity commencement date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a contract year. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Servicing office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Servicing office.


                                                                              23

Requests for transfers will be processed on the valuation date that they are received when they are received at our Servicing office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of payments.


Market timing


Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner via overnight mail service that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may



24


also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers after the annuity commencement date

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.


Additional services


These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing office. For further detailed information on these services, please see Additional services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.


Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Death benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.


 UPON DEATH OF:         AND...
contractowner          There is a surviving joint owner
 contractowner          There is no surviving joint owner
contractowner          There is no surviving joint owner
                       and the beneficiary predeceases the
                       contractowner



 UPON DEATH OF:         AND...                                      DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased         joint owner
 contractowner          The annuitant is living or deceased         designated beneficiary
contractowner          The annuitant is living or deceased         contractowner's estate

                                                                              25


 UPON DEATH OF:         AND...
annuitant              The contractowner is living
 annuitant              The contractowner is living
annuitant**            The contractowner is a trust or other
                       non-natural person



 UPON DEATH OF:         AND...                                     DEATH BENEFIT PROCEEDS PASS TO:
annuitant              There is no contingent annuitant           The youngest contractowner
                                                                  becomes the contingent annuitant
                                                                  and the contract continues. The
                                                                  contractowner may waive* this
                                                                  continuation and receive the death
                                                                  benefit proceeds.
 annuitant              The contingent annuitant is living         contingent annuitant becomes the
                                                                  annuitant and the contract continues
annuitant**            No contingent annuitant allowed            designated beneficiary
                       with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.


Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:

 o The current contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.
For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and other deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o The current contract value as of the valuation date we approve the payment of the claim; or


26


 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.


The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 80. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after that effective date will be used.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Servicing office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and other deductions.



General death benefit information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.


                                                                              27

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.


If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Lincoln SmartSecuritySM Advantage

The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value if elected after contract issue) adjusted for purchase payments and bonus credits, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecuritySM Advantage -  5 Year Elective Step-up (default) or

     Lincoln SmartSecuritySM Advantage -  1 Year Automatic Step-up

when you purchase the benefit, and the version of the Rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage
- 1 Year Automatic Step-up option, the Guaranteed amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. All purchasers of the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and qualified annuity purchasers of the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

There is no guarantee that the Lincoln SmartSecuritySM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Servicing office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date (or after the purchase of i4LIFE (Reg. TM) Advantage).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln New York contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments and bonus credits automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecuritySM Advantage
- 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the Rider charge and Account Fee plus any purchase payments and bonus credits made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.



28


After the tenth Benefit Year anniversary, you may elect (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

This step-up will initiate automatic step-ups as described above for another ten years.

Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. See Charges and other deductions. Purchase payments and bonus credits or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal limit is:
 o  7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payments and bonus credits. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or the interest adjustment, if applicable. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal tax matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:

  o the contract value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
  o the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or

  o the greater of:

   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if



                                                                              29


there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

The tax consequences of withdrawals and annuity payouts are discussed in Federal tax matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The contracts - Death benefit.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner);or
 o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect either option.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. This Rider is available for contracts issued after October 1, 2003. In addition, the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option may not be available for contracts sold through certain broker/dealers.



Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.


As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising


30

from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts - Death benefit. A contingent annuitant may be named or changed by notifying us in writing. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Servicing office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters - Taxation of withdrawals and surrenders.



Small contract surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for three (3) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.


Delay of payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.


Payment of contract proceeds from the fixed account may be delayed for up to six months.


                                                                              31


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us and received in our Servicing office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Distribution of the contracts


Lincoln Financial Advisors Corporation ("LFA"), an affiliate of ours, serves as principal underwriter for the contracts. LFA is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and is a member of NASD, Inc. We offer the contracts through LFA and LFA also pays commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with LFA. We and LFA also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.


Compensation Paid to LFA. LFA, in addition to acting as principal underwriter, is also a member of the selling group. In its role as a member of the selling group, the maximum commission paid to LFA for the sale of contracts is 7.00% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission paid to LFA is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFA also receives from Lincoln Life payment for the operating expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. We pay commissions to all Selling Firms. The maximum commission paid to Selling Firms, other than LFA, is 7.00% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission paid to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

We may pay certain Selling Firms additional amounts for: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. We may make bonus payments to certain Selling



32

Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2004 is contained in the Statement of Additional Information (SAI).


A portion of these payments may be passed on by the Selling Firms to their sales representatives in accordance with their internal compensation programs. These programs may also include other types of cash and non-cash compensation and other benefits.

Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts.


Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.


i4LIFE (Reg. TM) Advantage


The i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is a payout option that provides you with variable, periodic regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily of the net asset value of the Account Value in the VAA. The annual rate of the charge is 1.90% for the i4LIFE (Reg. TM) Advantage Account Value death benefit for IRA and non-qualified annuity contracts and 2.20% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE (Reg. TM) Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage elections prior to June 6, 2005 may have lower charges. Your contract will contain the charges applicable to your contract.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected after the contract has been in effect for at least 12 months and prior to the annuity commencement date by sending a written request to our Servicing office. There is no guarantee that i4LIFE (Reg. TM) Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time (unless you had previously purchased the Lincoln SmartSecuritySM Advantage, if available. See The contracts - Lincoln SmartSecuritySM Advantage). The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected.


i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts.

Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage Account Value death benefit will be provided for IRA annuity contracts and either the i4LIFE (Reg. TM) Advantage Account Value death benefit or the EGMDB will be provided for non-qualified annuity contracts. Both death benefit options are discussed below. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began.

For information regarding income tax consequences of regular income payments and withdrawals, please refer to Federal tax matters - Qualified retirement plans for a discussion of the tax consequences of distributions from qualified retirement plans for IRAs and to Federal tax matters - Taxation of withdrawals and surrenders for information regarding withdrawals from non-qualified contracts.

Regular Income. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant (or additional measuring life, hereinafter


                                                                              33


referred to as "secondary life") is living. We determine the initial regular income payment based in part on the assumed investment return you choose. Assumed investment returns of 3%, 4% or 5% may be available. See Annuity payouts - Variable annuity payouts for a more detailed explanation. Subsequent regular income payments will be adjusted periodically for non-qualified contracts (once a year for IRA contracts) with the performance of the subaccounts selected and the interest credited on the fixed account. For example, if net investment performance for the year is 3% higher (annualized) than the assumed return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed return, the regular income payment will decrease by approximately 3%. In most states you may also elect to have regular income payments from non-qualified contracts recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and other deductions.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract, and make withdrawals from your Account Value (defined below). We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may change or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as the annuitant or the secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable).

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The interest adjustment may apply.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.


Death Benefit for IRA Annuity Contracts. During the Access Period, i4LIFE (Reg.
TM) Advantage provides the i4LIFE (Reg. TM) Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. This is the only death benefit option available for IRA annuity contracts. The charge under this death benefit is equal to an annual rate of 1.90% of the net asset value of the Account Value in the VAA.


If you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. Your beneficiary may start a new i4LIFE (Reg. TM) Advantage program. If your spouse's life was also used to determine the regular income payments and the spouse dies, the regular income payments may be recalculated.

Following the Access Period, there is no death benefit.

Death Benefit for Non-Qualified Annuity Contracts. During the Access Period, i4LIFE (Reg. TM) Advantage provides two death benefit options for non-qualified annuity contracts:
 o i4LIFE (Reg. TM) Advantage Account Value death benefit; and
 o i4LIFE (Reg. TM) Advantage EGMDB.

The i4LIFE (Reg. TM) Advantage Account Value death benefit is the Account Value as of the valuation date on which we approve the payment of the death claim.


The charge under this death benefit is equal to an annual rate of 1.90% of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.


The i4LIFE (Reg. TM) Advantage EGMDB is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or

34

 o The sum of all purchase payments less the sum of all regular income payments, and withdrawals. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the Account Value;
 o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals, reduce the Account Value.

Only the highest Account Value achieved on a contract anniversary following the election of i4LIFE (Reg. TM) Advantage will be considered if you did not elect (or you discontinued) the EGMDB option prior to electing i4LIFE (Reg. TM) Advantage. If you elected the EGMDB after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.


The charge under this death benefit is equal to an annual rate of 2.20% of the net asset value of the Account Value in the VAA.


During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Servicing office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

For both death benefit options, following the Access Period, there is no death benefit.


Guaranteed Income Benefit.

The Guaranteed Income Benefit option will be available if you elect i4LIFE (Reg. TM) Advantage. The annual charge is 2.40% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit. For non-qualified annuity contracts the annual charge is 2.70% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFE (Reg. TM) Advantage is elected and will begin at the time i4LIFE (Reg. TM) Advantage begins. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit.


If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment. Contractowners who purchased the Lincoln SmartSecuritySM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].

The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit. You may want to discuss the impact of additional withdrawals with your financial adviser.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce the value of your death benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant and the secondary life, if applicable, is living. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:
 o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
 o You must choose an Access Period of at least 15 years.


                                                                              35


There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time (unless the Lincoln SmartSecuritySM Advantage was previously elected).

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to us. Termination will be effective upon the next annual anniversary of the valuation date on which the first regular income payment was calculated, and your annual charge will be reduced to 1.90% of the net asset value of the Account Value in the VAA if the i4LIFE (Reg. TM) Advantage Account Value death benefit is selected or 2.20% of the net asset value if the i4LIFE (Reg. TM) Advantage EGMDB death benefit is selected. If you change the Access Period and/or the frequency of the regular income payment under i4LIFE (Reg.
TM) Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated by the contractowner, it can be re-elected after twelve (12) months, if the i4LIFE (Reg. TM) Advantage is restarted. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (last death of the annuitant or secondary life) or termination of i4LIFE (Reg. TM) Advantage. If we change your Access Period to comply with Internal Revenue Code provisions for required minimum distributions, this will not terminate or adjust the Guaranteed Income Benefit.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the lowest death benefit available in your contract during the accumulation period. Upon termination, we will stop assessing the charge for the i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this new death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.


For non-qualified annuity contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.


Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.


Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus

36

 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Servicing office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Servicing office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts cannot commence within 12 months of the effective date of the contract.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.



Fixed side of the contract

Purchase payments, bonus credits, persistency credits and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and


                                                                              37

supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.


Guaranteed periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credit allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment if applicable. Each guaranteed period purchase payment and its corresponding bonus credit will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.



Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


38

Tax deferral on earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts not owned by an individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Loss of interest deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax treatment of payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


                                                                              39

Taxation of withdrawals and surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.


Taxation of annuity payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM)Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.



Taxation of death benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty taxes payable on withdrawals, surrenders, or annuity payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,

 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).



Special rules if you own more than one annuity contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


40

Gifting a contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for additional benefits


Your contract automatically includes a basic death benefit and may include Lincoln SmartSecuritySM Advantage. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Lincoln SmartSecuritySM Advantage charge, if any, as a contract withdrawal.



Qualified retirement plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of qualified contracts and terms of contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.


We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax treatment of qualified contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


                                                                              41

Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecuritySM Advantage, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and direct rollovers


As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require


42

that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our tax status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional information

Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the variable annuity account - Fund shares.


Return privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Servicing office at PO Box 7866, 1300 S. Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.

IRA purchasers will receive purchase payments only.



State regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts



                                                                              43

are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.


Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln New York and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.


Legal proceedings

Lincoln New York is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln New York, the VAA or the Principal Underwriter.


44

Statement of Additional Information
Table of Contents for Lincoln New York Account N for Variable Annuities


Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Interest Adjustment Example                          B-2
Annuity payouts                                      B-4
Determination of accumulation and annuity unit
value                                                B-6
Advertising and sales literature                     B-6
Additional services                                  B-7
Other information                                    B-9
Financial statements                                 B-9

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                      Lincoln ChoicePlus Assurance (Bonus)
               Lincoln New York Account N for Variable Annuities











Please send me a free copy of the current Statement of Additional Information for Lincoln New York Variable Annuity Account N (Lincoln ChoicePlus Assurance (Bonus)).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to Lincoln Life & Annuity Company of New York, PO Box 7866, Fort Wayne, Indiana 46801-7866.

                                                                              45



                      (This page intentionally left blank)


46

Appendix A - Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln New York ChoicePlus Assurance (Bonus) subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI. Because the Delaware VIP Capital Reserves Series, Templeton Global Income Securities Fund, Fidelity VIP Mid Cap Portfolio, Lincoln VIP Core Fund, Lincoln VIP Equity-Income, Lincoln VIP Growth Fund, Lincoln VIP Growth and Income Fund, Lincoln VIP Growth Opportunities Fund, Lincoln VIP Conservative Profile Fund, Lincoln VIP Moderate Profile Fund, Lincoln VIP Moderately Aggressive Profile Fund and Lincoln VIP Aggressive Profile Fund subaccounts were not in existence as of December 31, 2004, accumulation unit values and accumulation units are not provided for these subaccounts.




                                                                          2003
                                                              -----------------------------
                                                                                       With
                                                                  With GOP            EGMDB
                                                              ------------      -----------
AIM V.I. Growth Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------          --               ---
AIM V.I. International Growth Fund Accumulation unit value
o Beginning of period ..................................         $11.525            N/A
o End of period ........................................          12.481            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             354            N/A
---------------------------------------------------------        -------            ---
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------            ---
AllianceBernstein VP Growth and Income Portfolio Accumulation unit value
o Beginning of period 10/14/2002 .......................         $11.773          $11.371
o End of period ........................................          12.018           13.936
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             451            4,584
---------------------------------------------------------        -------          -------
AllianceBernstein VP Large Cap Growth Portfolio Accumulation unit value
o Beginning of period ..................................         $11.167            N/A
o End of period ........................................          11.498            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              93            N/A
---------------------------------------------------------        -------          -------
AllianceBernstein VP Small/Mid Cap Portfolio Accumulation unit value
o Beginning of period 10/14/2002 .......................         $12.696            N/A
o End of period ........................................          13.131            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              79            N/A
---------------------------------------------------------        -------          -------
AllianceBernstein VP Global Technology Portfolio Accumulation unit value
o Beginning of period 10/14/2002 .......................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------
American Century Investments VP Inflation Protection Fund Accumulation unit value
o Beginning of period ..................................
o End of period ........................................
Number of accumulation units
o End of period (000's omitted beginning 2004) .........
---------------------------------------------------------        -------          -------
American Funds Global Growth Fund Accumulation unit value
o Beginning of period ..................................
o End of period ........................................
Number of accumulation units
o End of period (000's omitted beginning 2004) .........
---------------------------------------------------------        -------          -------



                                                                           2004
                                                              ------------------------------
                                                                                        With
                                                                  With GOP             EGMDB
                                                              ------------      ------------
AIM V.I. Growth Fund Accumulation unit value
o Beginning of period ..................................          N/A             $ 13.322
o End of period ........................................          N/A               14.159
Number of accumulation units
o End of period (000's omitted beginning 2004) .........          N/A                    1
---------------------------------------------------------         ---             --------
AIM V.I. International Growth Fund Accumulation unit
value
o Beginning of period ..................................        $ 12.481          $ 13.331
o End of period ........................................          15.210            16.229
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               1*                1*
---------------------------------------------------------       --------          --------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period ..................................          N/A               N/A
o End of period ........................................          N/A               N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........          N/A               N/A
---------------------------------------------------------       --------          --------
AllianceBernstein VP Growth and Income Portfolio
Accumulation unit value
o Beginning of period 10/14/2002 .......................        $ 12.018          $ 13.936
o End of period ........................................          13.167            15.253
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              44                33
---------------------------------------------------------       --------          --------
AllianceBernstein VP Large Cap Growth Portfolio
Accumulation unit value
o Beginning of period ..................................        $ 11.498          $ 12.023
o End of period ........................................          12.272            12.819
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               3                 4
---------------------------------------------------------       --------          --------
AllianceBernstein VP Small/Mid Cap Portfolio
Accumulation unit value
o Beginning of period 10/14/2002 .......................        $ 13.131          $ 16.043
o End of period ........................................          15.403            18.800
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               6                 5
---------------------------------------------------------       --------          --------
AllianceBernstein VP Global Technology Portfolio
Accumulation unit value
o Beginning of period 10/14/2002 .......................        $ 12.050          $ 15.569
o End of period ........................................          13.455            16.102
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               1*                1
---------------------------------------------------------       --------          --------
American Century Investments VP Inflation Protection
Fund Accumulation unit value
o Beginning of period ..................................        $ 10.000          $  9.906
o End of period ........................................          10.413            10.408
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              95               124
---------------------------------------------------------       --------          --------
American Funds Global Growth Fund Accumulation unit
value
o Beginning of period ..................................        $ 10.019          $ 10.215
o End of period ........................................          11.276            11.270
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               1                 5
---------------------------------------------------------       --------          --------


                                      A-1



                                                                         2003                             2004
                                                              ---------------------------      --------------------------
                                                                                     With                            With
                                                                With GOP            EGMDB        With GOP           EGMDB
                                                              ----------      -----------      ----------      ----------
American Funds Global Small Capitalization Fund Accumulation unit value
o Beginning of period ..................................          N/A           $10.573         $14.256         $15.976
o End of period ........................................          N/A            15.976          16.837          19.006
Number of accumulation units
o End of period (000's omitted beginning 2004) .........          N/A             1,459              10              14
---------------------------------------------------------         ---           -------         -------         -------
American Funds Growth Fund Accumulation unit value
o Beginning of period ..................................       $11.873          $10.630         $12.322         $14.312
o End of period ........................................        12.322           14.312          13.655          15.845
Number of accumulation units
o End of period (000's omitted beginning 2004) .........        35,799            6,644             303             159
---------------------------------------------------------      -------          -------         -------         -------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period ..................................       $11.672          $10.876         $12.296         $14.174
o End of period ........................................        12.296           14.174          13.370          15.396
Number of accumulation units
o End of period (000's omitted beginning 2004) .........        19,373            7,325             277             163
---------------------------------------------------------      -------          -------         -------         -------
American Funds International Fund Accumulation unit value
o Beginning of period ..................................       $12.328          $10.890         $13.203         $14.452
o End of period ........................................        13.203           14.452          15.519          16.971
Number of accumulation units
o End of period (000's omitted beginning 2004) .........         5,680            3,941              56              54
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP Diversified Income Series Accumulation unit value
o Beginning of period ..................................                                        $10.000         $10.040
o End of period ........................................                                         10.882          10.875
Number of accumulation units
o End of period (000's omitted beginning 2004) .........                                             33              19
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP Emerging Markets Series Accumulation unit value
o Beginning of period ..................................                                        $10.838         $10.482
o End of period ........................................                                         13.576          13.568
Number of accumulation units
o End of period (000's omitted beginning 2004) .........                                              9              10
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP High Yield Series Accumulation unit value
o Beginning of period 10/14/2002 .......................       $10.752          $11.104         $11.078         $14.055
o End of period ........................................        11.078           14.055          12.443          15.771
Number of accumulation units
o End of period (000's omitted beginning 2004) .........        11,728            3,687              67              30
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period ..................................       $11.483          $10.725         $12.197         $14.115
o End of period ........................................        12.197           14.115          15.751          18.209
Number of accumulation units
o End of period (000's omitted beginning 2004) .........         9,697            4,479              45              55
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period ..................................       $12.606          $10.685         $13.168         $14.897
o End of period ........................................        13.168           14.897          15.716          17.762
Number of accumulation units
o End of period (000's omitted beginning 2004) .........         4,300              972              24              12
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period ..................................       $12.273          $11.023         $12.550         $14.623
o End of period ........................................        12.550           14.623          13.886          16.163
Number of accumulation units
o End of period (000's omitted beginning 2004) .........        14,629            2,343              47              17
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP U.S. Growth Series Accumulation unit value
o Beginning of period ..................................       $11.250          $10.880         $11.469         $12.353
o End of period ........................................        11.469           12.353          11.640          12.524
Number of accumulation units
o End of period (000's omitted beginning 2004) .........         2,904            5,501              50              35
---------------------------------------------------------      -------          -------         -------         -------
Delaware VIP Value Series Accumulation unit value
o Beginning of period 10/14/2002 .......................       $11.609            N/A           $12.049         $13.466
o End of period ........................................        12.049            N/A            13.601          15.185
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           710            N/A                10               5
---------------------------------------------------------      -------          -------         -------         -------


                                      A-2



                                                                          2003
                                                              -----------------------------
                                                                                       With
                                                                  With GOP            EGMDB
                                                              ------------      -----------
Fidelity VIP Contrafund Portfolio Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------          --               ---
Fidelity VIP Equity-Income Portfolio Accumulation unit value
o Beginning of period ..................................         $12.112            N/A
o End of period ........................................          12.404            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             174            N/A
---------------------------------------------------------        -------            ---
Fidelity VIP Growth Portfolio Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------            ---
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period ..................................         $13.190          $11.674
o End of period ........................................          14.193           14.620
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             616            2,459
---------------------------------------------------------        -------          -------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Accumulation unit value
o Beginning of period ..................................         $12.692            N/A
o End of period ........................................          12.955            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             318            N/A
---------------------------------------------------------        -------          -------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------
Janus Aspen Balanced Portfolio Accumulation unit value
o Beginning of period ..................................         $10.523            N/A
o End of period ........................................          10.850            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             557            N/A
---------------------------------------------------------        -------          -------
Janus Aspen Mid Cap Growth Portfolio Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ..................................         $ 9.848          $ 9.843
o End of period ........................................          10.023           10.017
Number of accumulation units
o End of period (000's omitted beginning 2004) .........          54,408           34,822
---------------------------------------------------------        -------          -------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------



                                                                           2004
                                                              ------------------------------
                                                                                        With
                                                                  With GOP             EGMDB
                                                              ------------      ------------
Fidelity VIP Contrafund Portfolio Accumulation unit
value
o Beginning of period ..................................        $ 12.404          $ 12.587
o End of period ........................................          13.909            14.266
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               9                 4
---------------------------------------------------------       --------          --------
Fidelity VIP Equity-Income Portfolio Accumulation unit
value
o Beginning of period ..................................        $ 12.404          $ 13.787
o End of period ........................................          13.591            15.092
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              14                16
---------------------------------------------------------       --------          --------
Fidelity VIP Growth Portfolio Accumulation unit value
o Beginning of period ..................................        $ 12.402          $ 13.422
o End of period ........................................          12.488            13.622
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               4                 6
---------------------------------------------------------       --------          --------
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period ..................................        $ 14.193          $ 14.620
o End of period ........................................          15.844            16.303
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              28                26
---------------------------------------------------------       --------          --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
Accumulation unit value
o Beginning of period ..................................        $ 12.955          $ 15.584
o End of period ........................................          14.227            17.097
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               2                 2
---------------------------------------------------------       --------          --------
FTVIPT Templeton Growth Securities Fund Accumulation
unit value
o Beginning of period ..................................        $ 12.970          $ 13.777
o End of period ........................................          14.509            15.731
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               3                 9
---------------------------------------------------------       --------          --------
Janus Aspen Balanced Portfolio Accumulation unit value
o Beginning of period ..................................        $ 10.850          $ 11.338
o End of period ........................................          11.575            12.084
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               1                 1*
---------------------------------------------------------       --------          --------
Janus Aspen Mid Cap Growth Portfolio Accumulation unit
value
o Beginning of period ..................................        $ 12.600          $ 13.567
o End of period ........................................          14.725            16.086
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               1*                1*
---------------------------------------------------------       --------          --------
Janus Aspen Worldwide Growth Portfolio Accumulation unit
value
o Beginning of period ..................................          N/A             $ 12.557
o End of period ........................................          N/A               12.917
Number of accumulation units
o End of period (000's omitted beginning 2004) .........          N/A                    1
---------------------------------------------------------       --------          --------
Lincoln VIP Aggressive Growth Fund Accumulation unit
value
o Beginning of period ..................................        $ 12.265          $ 12.321
o End of period ........................................          13.772            13.751
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               6                 1*
---------------------------------------------------------       --------          --------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ..................................        $ 10.023          $ 10.017
o End of period ........................................          10.372            10.356
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             399               337
---------------------------------------------------------       --------          --------
Lincoln VIP Capital Appreciation Fund Accumulation unit
value
o Beginning of period ..................................        $ 11.996          $ 12.191
o End of period ........................................          12.620            12.600
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               3                 4
---------------------------------------------------------       --------          --------


                                      A-3



                                                                          2003
                                                              -----------------------------
                                                                                       With
                                                                  With GOP            EGMDB
                                                              ------------      -----------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------          --               ---
Lincoln VIP International Fund Accumulation unit value
o Beginning of period ..................................         $12.561          $12.000
o End of period ........................................          13.141           13.133
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           6,017            7,133
---------------------------------------------------------        -------          -------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period ..................................         $ 9.947          $ 9.941
o End of period ........................................           9.928            9.922
Number of accumulation units
o End of period (000's omitted beginning 2004) .........          55,061           39,540
---------------------------------------------------------        -------          -------
Lincoln VIP Social Awareness Fund Accumulation unit value
o Beginning of period ..................................         $11.933          $11.622
o End of period ........................................          12.271           12.263
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             525            5,384
---------------------------------------------------------        -------          -------
MFS VIT Capital Opportunities Series Accumulation unit value
o Beginning of period ..................................         $11.712            N/A
o End of period ........................................          11.915            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........             436            N/A
---------------------------------------------------------        -------          -------
MFS VIT Emerging Growth Series Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------
MFS VIT Total Return Series Accumulation unit value
o Beginning of period ..................................         $10.618            N/A
o End of period ........................................          11.101            N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           8,516            N/A
---------------------------------------------------------        -------          -------
MFS VIT Utilities Series Accumulation unit value
o Beginning of period ..................................         $11.010          $11.381
o End of period ........................................          11.939           15.184
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           3,265              294
---------------------------------------------------------        -------          -------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period ..................................         $11.919          $ 9.949
o End of period ........................................          12.151           12.540
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           1,867            2,236
---------------------------------------------------------        -------          -------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period ..................................         $12.563          $10.131
o End of period ........................................          12.811           13.980
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           3,265            3,655
---------------------------------------------------------        -------          -------
Putnam VT Growth & Income Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          -------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ..................................           N/A            $10.812
o End of period ........................................           N/A             11.331
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A                575
---------------------------------------------------------        -------          -------



                                                                           2004
                                                              ------------------------------
                                                                                        With
                                                                  With GOP             EGMDB
                                                              ------------      ------------
Lincoln VIP Global Asset Allocation Fund Accumulation
unit value
o Beginning of period ..................................         $11.583          $ 11.521
o End of period ........................................          12.668            12.647
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               1                 1*
---------------------------------------------------------        -------          --------
Lincoln VIP International Fund Accumulation unit value
o Beginning of period ..................................         $13.141          $ 13.133
o End of period ........................................          15.617            15.592
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              70                58
---------------------------------------------------------        -------          --------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period ..................................         $ 9.928          $  9.922
o End of period ........................................           9.842             9.826
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              84                65
---------------------------------------------------------        -------          --------
Lincoln VIP Social Awareness Fund Accumulation unit
value
o Beginning of period ..................................         $12.271          $ 12.263
o End of period ........................................          13.590            13.568
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              43                44
---------------------------------------------------------        -------          --------
MFS VIT Capital Opportunities Series Accumulation unit
value
o Beginning of period ..................................         $11.915          $ 13.326
o End of period ........................................          13.157            14.699
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               2                 1
---------------------------------------------------------        -------          --------
MFS VIT Emerging Growth Series Accumulation unit value
o Beginning of period ..................................         $11.916          $ 13.041
o End of period ........................................          13.173            14.466
Number of accumulation units
o End of period (000's omitted beginning 2004) .........               1                 6
---------------------------------------------------------        -------          --------
MFS VIT Total Return Series Accumulation unit value
o Beginning of period ..................................         $11.101          $ 11.872
o End of period ........................................          12.142            12.972
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              19                32
---------------------------------------------------------        -------          --------
MFS VIT Utilities Series Accumulation unit value
o Beginning of period ..................................         $11.939          $ 15.184
o End of period ........................................          15.271            19.404
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              12                 2
---------------------------------------------------------        -------          --------
Neuberger Berman AMT Mid-Cap Growth Portfolio
Accumulation unit value
o Beginning of period ..................................         $12.151          $ 12.540
o End of period ........................................          13.922            14.354
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              21                18
---------------------------------------------------------        -------          --------
Neuberger Berman AMT Regency Portfolio Accumulation unit
value
o Beginning of period ..................................         $12.811          $ 13.980
o End of period ........................................          15.443            16.834
Number of accumulation units
o End of period (000's omitted beginning 2004) .........              43                45
---------------------------------------------------------        -------          --------
Putnam VT Growth & Income Fund Accumulation unit value
o Beginning of period ..................................           N/A            $ 13.542
o End of period ........................................           N/A              14.808
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A                   1*
---------------------------------------------------------        -------          --------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ..................................           N/A              N/A
o End of period ........................................           N/A              N/A
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A              N/A
---------------------------------------------------------        -------          --------


                                      A-4



                                                                          2003                             2004
                                                              ----------------------------      --------------------------
                                                                                      With                            With
                                                                  With GOP           EGMDB        With GOP           EGMDB
                                                              ------------      ----------      ----------      ----------
Scudder VIT EAFE Equity Index Fund Accumulation unit value
o Beginning of period ..................................         $12.431         $11.785         $12.896         $12.888
o End of period ........................................          12.896          12.888          15.091          15.066
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           1,424           1,066              17              13
---------------------------------------------------------        -------         -------         -------         -------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period ..................................         $11.467         $11.388         $12.041         $12.033
o End of period ........................................          12.041          12.033          13.085          13.064
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           6,480           1,633              55              30
---------------------------------------------------------        -------         -------         -------         -------
Scudder VIT Small Cap Index Fund Accumulation unit value
o Beginning of period ..................................           N/A           $12.850         $14.530         $13.531
o End of period ........................................           N/A            13.531          15.668          15.644
Number of accumulation units
o End of period (000's omitted beginning 2004) .........           N/A               352               7               1
---------------------------------------------------------        -------         -------         -------         -------



*All numbers less than 500 were rounded up to one.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln ChoicePlus Assurance (Bonus)
Lincoln Life & Annuity Variable
Annuity Account N   (Registrant)

Lincoln Life & Annuity Company of New York   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus Assurance (Bonus) prospectus of Lincoln Life & Annuity Variable Annuity Account N dated May 1, 2005. You may obtain a copy of the Lincoln ChoicePlus Assurance (Bonus) prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents





Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Interest adjustment example                          B-2
Annuity payouts                                      B-4


Item                                                  Page
Determination of accumulation and annuity unit
value                                                B-6
Advertising and sales literature                     B-6
Additional services                                  B-7
Other information                                    B-9
Financial statements                                 B-9



This SAI is not a prospectus.
The date of this SAI is May 1, 2005.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Keeper of records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Principal underwriter

Lincoln Financial Advisors Corporation (LFA), an affiliate of ours, serves as principal underwriter for the contracts, as described in the prospectus. LFA is a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with LFA. We and LFA also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. LFA paid $3,315,352, $3,485,310, and $5,268,760 to Lincoln Sales Representatives and Selling Firms in 2002, 2003, and 2004, respectively, as sales compensation with respect to the contracts. LFA retained no underwriting commissions for the sale of the contracts.




Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.


Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest adjustment example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.



                                                                             B-2

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES



         Single Premium ...................       $50,000
         Premium taxes ....................       None
         Withdrawals ......................       None
         Guaranteed Period ................       5 years
         Guaranteed Interest Rate .........       3.50%
         Annuity Date .....................       Age 70
         Index Rate A .....................       3.50%
         Index Rate B .....................       4.00% End of contract year 1
                                                  3.50% End of contract year 2
                                                  3.00% End of contract year 3
                                                  2.00% End of contract year 4
         Percentage adjustment to B .......       0.50%




  Formula                       (1 + Index A)n
                        ------------------------------
                                                            -1
                        (1 + Index B + % Adjustment)n


                          SURRENDER VALUE CALCULATION


                                                      (3)
                     (1)            (2)               Adjusted
                     Annuity        Index Rate        Annuity
Contract Year        Value          Factor            Value
---------------      ---------      ------------      ----------
  1 ...........      $51,710         0.962268         $49,759
  2 ...........      $53,480         0.985646         $52,712
  3 ...........      $55,312         1.000000         $55,312
  4 ...........      $57,208         1.009756         $57,766
  5 ...........      $59,170            N/A           $59,170



                     (4)            (5)               (6)              (7)
                     Minimum        Greater of        Surrender        Surrender
Contract Year        Value          (3) & (4)         Charge           Value
---------------      ---------      ------------      -----------      ----------
  1 ...........      $50,710        $50,710           $4,250           $46,460
  2 ...........      $51,431        $52,712           $4,250           $48,462
  3 ...........      $52,162        $55,312           $4,000           $51,312
  4 ...........      $52,905        $57,766           $3,500           $54,266
  5 ...........      $53,658        $59,170           $3,000           $56,170

                           ANNUITY VALUE CALCULATION


                          BOY*                                                  Annual                  EOY**
                          Annuity                 Guaranteed                    Account                 Annuity
Contract Year             Value                   Interest Rate                 Fee                     Value
--------------------      ---------               ---------------               ---------               ----------
  1 ................      $50,000        x            1.035            -        $40            =        $51,710
  2 ................      $51,710        x            1.035            -        $40            =        $53,480
  3 ................      $53,480        x            1.035            -        $40            =        $55,312
  4 ................      $55,312        x            1.035            -        $40            =        $57,208
  5 ................      $57,208        x            1.035            -        $40            =        $59,170

                          SURRENDER CHARGE CALCULATION


                          Surrender
                          Charge                                           Surrender
Contract Year             Factor                   Deposit                 Charge
--------------------      ----------               ---------               ----------
  1 ................           8.5%       x        $50,000        =        $4,250
  2 ................           8.5%       x        $50,000        =        $4,250
  3 ................           8.0%       x        $50,000        =        $4,000
  4 ................           7.0%       x        $50,000        =        $3,500
  5 ................           6.0%       x        $50,000        =        $3,000

B-3

                             INDEX RATE FACTOR CALCULATION


Contract Year            Index A         Index B         Adj Index B         N           Result
------------------       ---------       ---------       -------------       -----       ---------
  1 ..............        3.50%           4.00%             4.50%             4          0.962268
  2 ..............        3.50%           3.50%             4.00%             3          0.985646
  3 ..............        3.50%           3.00%             3.50%             2          1.000000
  4 ..............        3.50%           2.00%             2.50%             1          1.009756
  5 ..............        3.50%            N/A               N/A             N/A            N/A

                           MINIMUM VALUE CALCULATION


                                                   Minimum                       Annual
                                                   Guaranteed                    Account                 Minimum
Contract Year                                      Interest Rate                 Fee                     Value
--------------------                               ---------------               ---------               ----------
  1 ................      $50,000         x            1.015            -        $40            =        $50,710
  2 ................      $50,710         x            1.015            -        $40            =        $51,431
  3 ................      $51,431         x            1.015            -        $40            =        $52,162
  4 ................      $52,162         x            1.015            -        $40            =        $52,905
  5 ................      $52,905         x            1.015            -        $40            =        $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.


We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.


At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will


                                                                             B-4

vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of age, sex and survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.


i4LIFE (Reg. TM) Advantage

During the Access Period for non-Qualified contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected);
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.

During the Access Period for IRA contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment;
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.

For non-qualified contracts, the initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.

For IRA contracts, the initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.

The annuity factors are based on whether the i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution is selected, an assumed investment return of either 3%, 4% or 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

The assumed interest rate is the measuring point for subsequent regular income payments. If the actual net investment rate (annualized) for the contract,whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly. We may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.


B-5

Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.



Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:

A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.

Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.


                                                                             B-6

Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.


Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index. These 1,000 companies represent approximately 92% of the U.S. equity markets, as of June 2004.

Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index. These 2,000 companies represents the small cap segment of the U. S. equity market, approximately 6%, as of June 2004.

Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2004, the average firm's stock value in the index was $4.4 billion; the median was $822 million. The range of stock value was from $317.8 billion to $175.8 million.


Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet - An electronic communications network which may be used to provide information regarding Lincoln New York, performance of the subaccounts and advertisement literature.



Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;

B-7

 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $116 billion and had consolidated revenues of $5.4 billion in 2004. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln New York's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln New York serves. As of the date of this SAI, Lincoln New York was serving over 500 employers and more than 10,000 individuals.

Lincoln New York's assets, size. Lincoln New York may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2004 Lincoln New York had total assets of approximately $3.7 billion.



                                                                             B-8

Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial statements
Financial statements of the VAA and of Lincoln New York appear on the following pages.

Lincoln New York Account N For Variable Annuities

Statement of assets and liabilities

December 31, 2004

                                                                                                      Mortality &
                                                                                                      Expense
                                                               Contract                  Contract     Guarantee
                                                               Purchases                 Redemptions  Charges
                                                               Due from                  Due to       Payable To
                                                               Lincoln Life              Lincoln Life Lincoln Life
                                                               & Annuity                 & Annuity    & Annuity
                                                               Company of                Company of   Company of
Subaccount                                         Investments New York     Total Assets New York     New York     Net Assets
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                    $   889,189   $     --   $   889,189    $     --      $   35    $   889,154
AIM V.I. Growth Class II                               166,693         --       166,693          --           7        166,686
AIM V.I. International Growth                          449,547         --       449,547          --          17        449,530
AIM V.I. International Growth Class II                 195,974         --       195,974          --           8        195,966
AIM V.I. Premier Equity                              1,585,243         --     1,585,243          --          63      1,585,180
AIM V.I. Premier Equity Class II                        96,540         --        96,540          --           4         96,536
ABVPSF Growth and Income Class B                     7,264,629     25,643     7,290,272          --         302      7,289,970
ABVPSF Premier Growth Class B                        2,605,435         --     2,605,435          --         107      2,605,328
ABVPSF Small Cap Value Class B                       1,272,728         --     1,272,728          --          53      1,272,675
ABVPSF Technology Class B                            1,308,067         --     1,308,067          --          52      1,308,015
American Century VP Inflation Protection Class 2     5,727,944         --     5,727,944     102,041         237      5,625,666
American Funds Global Growth Class 2                   657,068         28       657,096          --          29        657,067
American Funds Global Small Capitalization Class 2   3,080,849      1,867     3,082,716          --         131      3,082,585
American Funds Growth Class 2                       31,723,566     40,046    31,763,612          --       1,322     31,762,290
American Funds Growth-Income Class 2                35,574,295     44,698    35,618,993          --       1,477     35,617,516
American Funds International Class 2                12,378,231         --    12,378,231         495         514     12,377,222
Delaware VIPT Diversified Income Service Class       3,053,934      9,587     3,063,521          --         127      3,063,394
Delaware VIPT Emerging Markets Service Class           912,366      2,804       915,170          --          38        915,132
Delaware VIPT High Yield                             2,184,303         --     2,184,303          --          84      2,184,219
Delaware VIPT High Yield Service Class               6,049,124     12,062     6,061,186          --         258      6,060,928
Delaware VIPT REIT                                   2,849,322         --     2,849,322          --         109      2,849,213
Delaware VIPT REIT Service Class                     7,751,174     15,382     7,766,556          --         331      7,766,225
Delaware VIPT Small Cap Value                        3,529,345         --     3,529,345          --         136      3,529,209
Delaware VIPT Small Cap Value Service Class          4,454,672     14,513     4,469,185          --         191      4,468,994
Delaware VIPT Trend                                  2,072,693         --     2,072,693          --          80      2,072,613
Delaware VIPT Trend Service Class                    3,385,018         --     3,385,018         607         147      3,384,264
Delaware VIPT U.S. Growth Service Class              2,070,284         --     2,070,284       1,166          87      2,069,031
Delaware VIPT Value                                    786,103         --       786,103          --          30        786,073
Delaware VIPT Value Service Class                    1,708,279      7,845     1,716,124          --          73      1,716,051
Fidelity VIP Contrafund Service Class 2              5,483,852         --     5,483,852          --         234      5,483,618
Fidelity VIP Equity-Income                           2,181,337         --     2,181,337          --          84      2,181,253
Fidelity VIP Equity-Income Service Class 2           2,482,251     15,010     2,497,261          --         107      2,497,154
Fidelity VIP Growth                                    775,706         --       775,706          --          30        775,676
Fidelity VIP Growth Service Class 2                  1,563,992      8,118     1,572,110          --          64      1,572,046
Fidelity VIP Overseas                                  311,763         --       311,763          --          12        311,751
Fidelity VIP Overseas Service Class 2                2,104,407     23,306     2,127,713          --          89      2,127,624
FTVIPT Franklin Small Cap Class 2                    2,924,172      8,376     2,932,548          --         120      2,932,428
FTVIPT Templeton Growth Securities Class 2           3,025,141     20,358     3,045,499          --         124      3,045,375
Janus Aspen Series Balanced Service Shares             979,300         --       979,300          --          42        979,258
Janus Aspen Series Mid Cap Growth Service Shares     1,690,933         41     1,690,974          --          71      1,690,903
Janus Aspen Series Worldwide Growth Service Shares      24,378         --        24,378          --           1         24,377
Lincoln VIPT Aggressive Growth                          41,662         --        41,662          --           2         41,660
Lincoln VIPT Aggressive Growth Service Class            97,207         --        97,207          --           4         97,203
Lincoln VIPT Bond                                   23,282,884     31,653    23,314,537          --         945     23,313,592
Lincoln VIPT Bond Service Class                     13,277,229      2,806    13,280,035          --         556     13,279,479
Lincoln VIPT Capital Appreciation                      388,400      4,876       393,276          --          17        393,259
Lincoln VIPT Capital Appreciation Service Class        189,078         --       189,078          --           8        189,070
Lincoln VIPT Global Asset Allocation                   203,147         --       203,147          --           9        203,138
Lincoln VIPT Global Asset Allocation Service Class      33,565         --        33,565          --           1         33,564
Lincoln VIPT International                           1,378,859     11,287     1,390,146          --          57      1,390,089
Lincoln VIPT International Service Class             3,396,970      2,806     3,399,776          --         143      3,399,633
Lincoln VIPT Money Market                            5,521,419    129,228     5,650,647          --         219      5,650,428
Lincoln VIPT Money Market Service Class              2,598,966         --     2,598,966          --         109      2,598,857
Lincoln VIPT Social Awareness                          990,408     15,023     1,005,431          --          42      1,005,389

Lincoln New York Account N For Variable Annuities

December 31, 2004

                                                                                               Mortality &
                                                                                               Expense
                                                        Contract                  Contract     Guarantee
                                                        Purchases                 Redemptions  Charges
                                                        Due from                  Due to       Payable To
                                                        Lincoln Life              Lincoln Life Lincoln Life
                                                        & Annuity                 & Annuity    & Annuity
                                                        Company of                Company of   Company of
Subaccount                                  Investments New York     Total Assets New York     New York     Net Assets
----------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Social Awareness Service Class $1,999,513    $    --     $1,999,513      $--          $ 85     $1,999,428
MFS VIT Capital Opportunities Service Class    186,974         --        186,974       --             8        186,966
MFS VIT Emerging Growth                        448,055         --        448,055       --            17        448,038
MFS VIT Emerging Growth Service Class          355,238         --        355,238       --            15        355,223
MFS VIT Total Return                         3,762,470         --      3,762,470       --           144      3,762,326
MFS VIT Total Return Service Class           6,195,359      2,788      6,198,147       --           263      6,197,884
MFS VIT Utilities                            1,520,639         --      1,520,639       --            58      1,520,581
MFS VIT Utilities Service Class              1,230,820         --      1,230,820        7            52      1,230,761
NB AMT Mid-Cap Growth                        2,957,878     18,469      2,976,347       --           123      2,976,224
NB AMT Regency                               3,172,168     12,196      3,184,364       --           133      3,184,231
Putnam VT Growth & Income Class IB             105,323         --        105,323       --             5        105,318
Putnam VT Health Sciences Class IB             192,989         --        192,989       --             8        192,981
Scudder VIT EAFE Equity Index                  326,745         --        326,745       --            14        326,731
Scudder VIT EAFE Equity Index Service Class  1,021,220          6      1,021,226       --            42      1,021,184
Scudder VIT Equity 500 Index                 6,738,556         --      6,738,556       --           271      6,738,285
Scudder VIT Equity 500 Index Service Class   2,870,571         12      2,870,583       --           120      2,870,463
Scudder VIT Small Cap Index                  1,152,899         --      1,152,899       --            47      1,152,852
Scudder VIT Small Cap Index Service Class      649,786         --        649,786       --            28        649,758

See accompanying notes.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln New York Account N For Variable Annuities

Statement of Operations

Year Ended December 31, 2004


                                                   Dividends
                                                   from       Mortality and     Net
                                                   Investment Expense           Investment
Subaccount                                         Income     Guarantee Charges Income (loss)
---------------------------------------------------------------------------------------------
AIM V.I. Growth                                     $     --      $ (13,972)      $ (13,972)
AIM V.I. Growth Class II                                  --         (2,224)         (2,224)
AIM V.I. International Growth                          2,633         (5,829)         (3,196)
AIM V.I. International Growth Class II                   893         (2,519)         (1,626)
AIM V.I. Premier Equity                                7,188        (25,329)        (18,141)
AIM V.I. Premier Equity Class II                         298         (1,479)         (1,181)
ABVPSF Growth and Income Class B                      40,301        (85,182)        (44,881)
ABVPSF Premier Growth Class B                             --        (34,581)        (34,581)
ABVPSF Small Cap Value Class B                           543        (11,625)        (11,082)
ABVPSF Technology Class B                                 --        (18,071)        (18,071)
American Century VP Inflation Protection Class 2      44,794        (18,640)         26,154
American Funds Global Growth Class 2                      58         (2,178)         (2,120)
American Funds Global Small Capitalization Class 2        --        (28,335)        (28,335)
American Funds Growth Class 2                         47,065       (326,958)       (279,893)
American Funds Growth-Income Class 2                 275,964       (374,755)        (98,791)
American Funds International Class 2                 140,561       (127,659)         12,902
Delaware VIPT Diversified Income Service Class            --        (13,136)        (13,136)
Delaware VIPT Emerging Markets Service Class              --         (2,769)         (2,769)
Delaware VIPT High Yield                             203,281        (34,930)        168,351
Delaware VIPT High Yield Service Class               260,891        (72,168)        188,723
Delaware VIPT REIT                                    47,213        (32,931)         14,282
Delaware VIPT REIT Service Class                      66,431        (71,947)         (5,516)
Delaware VIPT Small Cap Value                          6,182        (44,605)        (38,423)
Delaware VIPT Small Cap Value Service Class              487        (49,381)        (48,894)
Delaware VIPT Trend                                       --        (28,362)        (28,362)
Delaware VIPT Trend Service Class                         --        (38,005)        (38,005)
Delaware VIPT U.S. Growth Service Class                   --        (18,572)        (18,572)
Delaware VIPT Value                                   11,032         (9,835)          1,197
Delaware VIPT Value Service Class                     14,926        (17,772)         (2,846)
Fidelity VIP Contrafund Service Class 2                3,112        (41,266)        (38,154)
Fidelity VIP Equity-Income                            32,227        (28,711)          3,516
Fidelity VIP Equity-Income Service Class 2            15,625        (24,003)         (8,378)
Fidelity VIP Growth                                    2,963        (12,596)         (9,633)
Fidelity VIP Growth Service Class 2                    1,119        (16,516)        (15,397)
Fidelity VIP Overseas                                  2,880         (3,869)           (989)
Fidelity VIP Overseas Service Class 2                  4,935        (15,555)        (10,620)
FTVIPT Franklin Small Cap Class 2                         --        (34,122)        (34,122)
FTVIPT Templeton Growth Securities Class 2            25,067        (32,123)         (7,056)
Janus Aspen Series Balanced Service Shares            18,999        (12,121)          6,878
Janus Aspen Series Mid Cap Growth Service Shares          --        (14,050)        (14,050)
Janus Aspen Series Worldwide Growth Service Shares       325           (633)           (308)
Lincoln VIPT Aggressive Growth                            --           (643)           (643)
Lincoln VIPT Aggressive Growth Service Class              --           (473)           (473)
Lincoln VIPT Bond                                    911,164       (329,529)        581,635
Lincoln VIPT Bond Service Class                      412,188       (111,707)        300,481
Lincoln VIPT Capital Appreciation                         --         (3,382)         (3,382)
Lincoln VIPT Capital Appreciation Service Class           --         (2,064)         (2,064)
Lincoln VIPT Global Asset Allocation                   1,189           (930)            259
Lincoln VIPT Global Asset Allocation Service Class       436           (411)             25
Lincoln VIPT International                            10,401        (11,267)           (866)
Lincoln VIPT International Service Class              21,362        (23,590)         (2,228)
Lincoln VIPT Money Market                             51,739        (86,353)        (34,614)
Lincoln VIPT Money Market Service Class               11,721        (23,099)        (11,378)
Lincoln VIPT Social Awareness                          7,828        (10,513)         (2,685)
Lincoln VIPT Social Awareness Service Class           10,589        (13,701)         (3,112)
MFS VIT Capital Opportunities Service Class              229         (2,069)         (1,840)
MFS VIT Emerging Growth                                   --         (6,625)         (6,625)
MFS VIT Emerging Growth Service Class                     --         (4,591)         (4,591)
MFS VIT Total Return                                  64,588        (52,386)         12,202
MFS VIT Total Return Service Class                    65,601        (72,824)         (7,223)
MFS VIT Utilities                                     20,941        (19,494)          1,447
MFS VIT Utilities Service Class                        8,263        (11,919)         (3,656)
NB AMT Mid-Cap Growth                                     --        (30,894)        (30,894)
NB AMT Regency                                           438        (21,149)        (20,711)
Putnam VT Growth & Income Class IB                     1,679         (1,646)             33
Putnam VT Health Sciences Class IB                       313         (2,720)         (2,407)
Scudder VIT EAFE Equity Index                          3,901         (2,915)            986
Scudder VIT EAFE Equity Index Service Class            7,419         (7,133)            286
Scudder VIT Equity 500 Index                          56,168        (81,288)        (25,120)
Scudder VIT Equity 500 Index Service Class             8,819        (24,473)        (15,654)
Scudder VIT Small Cap Index                            3,747        (12,897)         (9,150)
Scudder VIT Small Cap Index Service Class                248         (4,448)         (4,200)


See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from Total Net      Unrealized      (Decrease) in
  Net Realized   Net Realized   Realized       Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
     $(99,661)      $     --       $(99,661)     $  161,073      $   47,440
        4,597             --          4,597           7,306           9,679
       34,270             --         34,270          55,297          86,371
        8,554             --          8,554          29,381          36,309
      (68,046)            --        (68,046)        145,542          59,355
        1,918             --          1,918           2,433           3,170
       48,342             --         48,342         596,078         599,539
      (48,305)            --        (48,305)        248,365         165,479
       11,251         16,292         27,543         130,684         147,145
      (38,636)            --        (38,636)        111,938          55,231
        1,068             --          1,068          52,281          79,503
          121             --            121          50,054          48,055
       90,642             --         90,642         388,383         450,690
      206,047             --        206,047       2,948,417       2,874,571
      255,011             --        255,011       2,423,409       2,579,629
      178,217             --        178,217       1,430,450       1,621,569
        2,176             --          2,176         139,940         128,980
        1,271             --          1,271         117,245         115,747
      160,097             --        160,097        (107,131)        221,317
        9,845             --          9,845         320,252         518,820
       58,727         48,919        107,646         512,501         634,429
       53,703         75,670        129,373       1,267,746       1,391,603
      202,317         61,701        264,018         345,118         570,713
       79,759         51,554        131,313         542,761         625,180
       52,645             --         52,645         201,520         225,803
       37,753             --         37,753         283,156         282,904
       (4,837)            --         (4,837)        110,596          87,187
       10,499             --         10,499          79,745          91,441
       18,497             --         18,497         143,441         159,092
       26,352             --         26,352         460,014         448,212
       25,782          7,699         33,481         162,414         199,411
       15,408          4,072         19,480         161,701         172,803
      (47,986)            --        (47,986)         63,335           5,716
        3,074             --          3,074          45,995          33,672
       18,910             --         18,910          15,043          32,964
        8,844             --          8,844         187,347         185,571
       59,588             --         59,588         235,002         260,468
       20,975             --         20,975         323,523         337,442
       23,123             --         23,123          25,845          55,846
        3,879             --          3,879         216,632         206,461
       (3,133)            --         (3,133)            270          (3,171)
            6             --              6           4,332           3,695
          290             --            290          10,381          10,198
       49,870        643,089        692,959        (470,835)        803,759
       (5,547)       167,441        161,894        (157,289)        305,086
        5,113             --          5,113          20,167          21,898
        3,062             --          3,062           2,235           3,233
           44             --             44          12,599          12,902
          135             --            135           3,390           3,550
        4,269             --          4,269         167,540         170,943
       10,545             --         10,545         419,588         427,905
           --             --             --              --         (34,614)
           --             --             --              --         (11,378)
        4,319             --          4,319          81,947          83,581
        5,082             --          5,082         161,427         163,397
          583             --            583          17,734          16,477
         (233)            --           (233)         54,024          47,166
        7,210             --          7,210          32,206          34,825
       63,932             --         63,932         265,097         341,231
       42,851             --         42,851         430,503         466,131
        5,280             --          5,280         345,681         352,408
       25,378             --         25,378         211,488         233,210
       16,119             --         16,119         357,854         343,079
       17,320             --         17,320         367,099         363,708
        2,687             --          2,687           5,694           8,414
        1,996             --          1,996          10,087           9,676
        1,937             --          1,937          35,251          38,174
          936             --            936         115,151         116,373
       85,242             --         85,242         469,534         529,656
        4,485             --          4,485         211,905         200,736
       11,697             --         11,697         137,034         139,581
          925             --            925          80,069          76,794

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2003 and 2004




                                                                         AIM V.I. Capital                 AIM V.I. Growth
                                                                         Appreciation     AIM V.I. Growth Class II
                                                                         Subaccount       Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $ 738,211       $   941,640     $    21,319
Changes From Operations:
.. Net investment income (loss)                                                 (3,961)          (14,699)         (1,085)
.. Net realized gain (loss) on investments                                    (378,479)          (33,466)          8,993
.. Net change in unrealized appreciation on investments                        412,623           319,458          18,821
                                                                            ---------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                30,183           271,293          26,729
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                           1,989             3,797         414,177
..  Contract withdrawals and transfers to annuity reserves                      (8,429)          (35,671)             --
..  Contract transfers                                                        (761,954)           (2,092)       (341,777)
                                                                            ---------       -----------     -----------
                                                                             (768,394)          (33,966)         72,400
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --                 8              --
..  Annuity Payments                                                              (241)           (5,302)             --
..  Receipt of mortality guarantee adjustment                                      241                --              --
                                                                            ---------       -----------     -----------
                                                                                   --            (5,294)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (768,394)          (39,260)         72,400
                                                                            ---------       -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (738,211)          232,033          99,129
                                                                            ---------       -----------     -----------
NET ASSETS AT DECEMBER 31, 2003                                                    --         1,173,673         120,448
Changes From Operations:
.. Net investment income (loss)                                                     --           (13,972)         (2,224)
.. Net realized gain (loss) on investments                                          --           (99,661)          4,597
.. Net change in unrealized appreciation or depreciation on investments             --           161,073           7,306
                                                                            ---------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    --            47,440           9,679
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              --            11,164          31,562
..  Contract withdrawals and transfers to annuity reserves                          --           (33,682)           (846)
..  Contract transfers                                                              --          (303,568)          5,843
                                                                            ---------       -----------     -----------
                                                                                   --          (326,086)         36,559
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --                --              --
..  Annuity Payments                                                                --            (5,879)             --
..  Receipt of mortality guarantee adjustment                                       --                 6              --
                                                                            ---------       -----------     -----------
                                                                                   --            (5,873)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             --          (331,959)         36,559
                                                                            ---------       -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            --          (284,519)         46,238
                                                                            ---------       -----------     -----------
NET ASSETS AT DECEMBER 31, 2004                                             $      --       $   889,154     $   166,686
                                                                            =========       ===========     ===========

                                                                                          American Funds
                                                                         American Funds   Global Small
                                                                         Global Growth    Capitalization  American Funds
                                                                         Class 2          Class 2         Growth Class 2
                                                                         Subaccount       Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $      --       $ 2,077,923     $ 4,988,490
Changes From Operations:
.. Net investment income (loss)                                                     --            (8,338)       (123,385)
.. Net realized gain (loss) on investments                                          --           (40,955)        (57,268)
.. Net change in unrealized appreciation on investments                             --           332,516       3,099,659
                                                                            ---------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    --           283,223       2,919,006
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              --           247,660       2,986,321
..  Contract withdrawals and transfers to annuity reserves                          --           (40,178)       (477,927)
..  Contract transfers                                                              --        (1,360,341)      4,853,092
                                                                            ---------       -----------     -----------
                                                                                   --        (1,152,859)      7,361,486
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --                --              --
..  Annuity Payments                                                                --                --              --
..  Receipt of mortality guarantee adjustment                                       --                --              --
                                                                            ---------       -----------     -----------
                                                                                   --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             --        (1,152,859)      7,361,486
                                                                            ---------       -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            --          (869,636)     10,280,492
                                                                            ---------       -----------     -----------
NET ASSETS AT DECEMBER 31, 2003                                                    --         1,208,287      15,268,982
Changes From Operations:
.. Net investment income (loss)                                                 (2,120)          (28,335)       (279,893)
.. Net realized gain (loss) on investments                                         121            90,642         206,047
.. Net change in unrealized appreciation or depreciation on investments         50,054           388,383       2,948,417
                                                                            ---------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                48,055           450,690       2,874,571
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         458,129         1,293,327      11,968,378
..  Contract withdrawals and transfers to annuity reserves                        (446)         (150,386)     (1,298,083)
..  Contract transfers                                                         151,329           280,667       2,940,740
                                                                            ---------       -----------     -----------
                                                                              609,012         1,423,608      13,611,035
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --                --           8,213
..  Annuity Payments                                                                --                --            (535)
..  Receipt of mortality guarantee adjustment                                       --                --              24
                                                                            ---------       -----------     -----------
                                                                                   --                --           7,702
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        609,012         1,423,608      13,618,737
                                                                            ---------       -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       657,067         1,874,298      16,493,308
                                                                            ---------       -----------     -----------
NET ASSETS AT DECEMBER 31, 2004                                             $ 657,067       $ 3,082,585     $31,762,290
                                                                            =========       ===========     ===========


                                                                         AIM V.I.
                                                                         International
                                                                         Growth
                                                                         Subaccount
---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $ 2,626,943
Changes From Operations:
.. Net investment income (loss)                                                 (6,399)
.. Net realized gain (loss) on investments                                      28,794
.. Net change in unrealized appreciation on investments                        102,594
                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               124,989
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             899
..  Contract withdrawals and transfers to annuity reserves                      (5,586)
..  Contract transfers                                                      (2,346,608)
                                                                          -----------
                                                                           (2,351,295)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                          -----------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (2,351,295)
                                                                          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (2,226,306)
                                                                          -----------
NET ASSETS AT DECEMBER 31, 2003                                               400,637
Changes From Operations:
.. Net investment income (loss)                                                 (3,196)
.. Net realized gain (loss) on investments                                      34,270
.. Net change in unrealized appreciation or depreciation on investments         55,297
                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                86,371
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                           9,632
..  Contract withdrawals and transfers to annuity reserves                     (13,663)
..  Contract transfers                                                         (33,447)
                                                                          -----------
                                                                              (37,478)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                          -----------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (37,478)
                                                                          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        48,893
                                                                          -----------
NET ASSETS AT DECEMBER 31, 2004                                           $   449,530
                                                                          ===========


                                                                         American Funds
                                                                         Growth-Income
                                                                         Class 2
                                                                         Subaccount
---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $ 6,610,919
Changes From Operations:
.. Net investment income (loss)                                                (13,351)
.. Net realized gain (loss) on investments                                       2,568
.. Net change in unrealized appreciation on investments                      3,226,512
                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             3,215,729
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       3,747,205
..  Contract withdrawals and transfers to annuity reserves                    (554,695)
..  Contract transfers                                                       4,575,018
                                                                          -----------
                                                                            7,767,528
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                          -----------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      7,767,528
                                                                          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    10,983,257
                                                                          -----------
NET ASSETS AT DECEMBER 31, 2003                                            17,594,176
Changes From Operations:
.. Net investment income (loss)                                                (98,791)
.. Net realized gain (loss) on investments                                     255,011
.. Net change in unrealized appreciation or depreciation on investments      2,423,409
                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             2,579,629
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      12,542,436
..  Contract withdrawals and transfers to annuity reserves                  (1,216,030)
..  Contract transfers                                                       4,117,305
                                                                          -----------
                                                                           15,443,711
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                          -----------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     15,443,711
                                                                          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    18,023,340
                                                                          -----------
NET ASSETS AT DECEMBER 31, 2004                                           $35,617,516
                                                                          ===========

See accompanying notes.




AIM V.I.             AIM V.I. Premier AIM V.I. Premier ABVPSF Growth and                    ABVPSF Premier      ABVPSF Small
International Growth Equity           Equity Class II  Income Class B    ABVPSF Growth      Growth Class B      Cap Value Class B
Class II Subaccount  Subaccount       Subaccount       Subaccount        Class B Subaccount Subaccount          Subaccount
----------------------------------------------------------------------------------------------------------------------------------
    $    45,118         $1,717,270       $  38,725        $3,259,311        $   564,848         $1,763,317         $  170,220
           (745)           (19,740)           (850)          (22,354)            (2,903)           (27,963)            (3,222)
          2,240           (113,845)            718          (123,771)          (290,023)           (80,505)             7,418
         18,013            494,582          16,062         1,120,444            329,950            491,704            122,221
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
         19,508            360,997          15,930           974,319             37,024            383,236            126,417
         18,582              9,388          17,633           644,558                100            101,590            105,044
           (374)          (160,406)             (9)         (556,127)           (62,645)          (149,812)            (6,574)
         17,174            (67,086)         22,502           291,793           (539,327)           124,419            136,371
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
         35,382           (218,104)         40,126           380,224           (601,872)            76,197            234,841
             --                 --              --                --                 --                 --                 --
             --                 --              --                --                 --                 --                 --
             --                 --              --                --                 --                 --                 --
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
             --                 --              --                --                 --                 --                 --
         35,382           (218,104)         40,126           380,224           (601,872)            76,197            234,841
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
         54,890            142,893          56,056         1,354,543           (564,848)           459,433            361,258
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
        100,008          1,860,163          94,781         4,613,854                 --          2,222,750            531,478
         (1,626)           (18,141)         (1,181)          (44,881)                --            (34,581)           (11,082)
          8,554            (68,046)          1,918            48,342                 --            (48,305)            27,543
         29,381            145,542           2,433           596,078                 --            248,365            130,684
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
         36,309             59,355           3,170           599,539                 --            165,479            147,145
         47,292              3,468          17,023         1,925,026                 --            285,058            397,955
         (1,303)          (154,906)            (80)         (283,833)                --           (172,994)           (22,169)
         13,660           (182,900)        (18,358)          428,190                 --            105,035            218,266
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
         59,649           (334,338)         (1,415)        2,069,383                 --            217,099            594,052
             --                 --              --             7,670                 --                 --                 --
             --                 --              --              (499)                --                 --                 --
             --                 --              --                23                 --                 --                 --
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
             --                 --              --             7,194                 --                 --                 --
         59,649           (334,338)         (1,415)        2,076,577                 --            217,099            594,052
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
         95,958           (274,983)          1,755         2,676,116                 --            382,578            741,197
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
    $   195,966         $1,585,180       $  96,536        $7,289,970        $        --         $2,605,328         $1,272,675
    ===========         ==========       =========        ==========        ===========         ==========         ==========


American Funds       Delaware VIPT    Delaware VIPT    Delaware VIPT
International        Diversified      Emerging         Emerging Markets  Delaware VIPT      Delaware VIPT High
Class 2              Income Service   Markets          Service Class     High Yield         Yield Service Class Delaware VIPT
Subaccount           Class Subaccount Subaccount       Subaccount        Subaccount         Subaccount          REIT Subaccount
----------------------------------------------------------------------------------------------------------------------------------
    $ 2,504,113         $       --       $  96,854        $   33,049        $ 1,637,062         $  538,054         $1,308,859
          9,595                 --           2,733               761            167,239             49,001             18,439
       (102,704)                --           1,501               143             49,000             23,122             21,680
      1,356,546                 --           1,809               860            488,285            269,512            439,975
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
      1,263,437                 --           6,043             1,764            704,524            341,635            480,094
      1,084,441                 --              --                80              1,247          1,356,786              3,270
       (211,159)                --             (15)              (16)          (303,289)          (173,942)           (48,016)
      1,135,885                 --        (102,882)          (34,877)         1,232,011          1,231,229            298,854
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
      2,009,167                 --        (102,897)          (34,813)           929,969          2,414,073            254,108
          2,862                 --              --                --                 --                 --                 --
           (726)                --              --                --                 --                 --                 --
              2                 --              --                --                 --                 --                 --
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
          2,138                 --              --                --                 --                 --                 --
      2,011,305                 --        (102,897)          (34,813)           929,969          2,414,073            254,108
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
      3,274,742                 --         (96,854)          (33,049)         1,634,493          2,755,708            734,202
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
      5,778,855                 --              --                --          3,271,555          3,293,762          2,043,061
         12,902            (13,136)             --            (2,769)           168,351            188,723             14,282
        178,217              2,176              --             1,271            160,097              9,845            107,646
      1,430,450            139,940              --           117,245           (107,131)           320,252            512,501
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
      1,621,569            128,980              --           115,747            221,317            518,820            634,429
      3,579,517          1,197,191              --           465,981              7,147          2,407,046             21,714
       (501,382)           (28,795)             --            (1,405)          (150,712)          (144,146)          (148,282)
      1,895,081          1,766,018              --           334,809         (1,170,266)           (14,554)           298,291
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
      4,973,216          2,934,414              --           799,385         (1,313,831)         2,248,346            171,723
          5,375                 --              --                --              5,520                 --                 --
         (1,811)                --              --                --               (359)                --                 --
             18                 --              --                --                 17                 --                 --
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
          3,582                 --              --                --              5,178                 --                 --
      4,976,798          2,934,414              --           799,385         (1,308,653)         2,248,346            171,723
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
      6,598,367          3,063,394              --           915,132         (1,087,336)         2,767,166            806,152
    -----------         ----------       ---------        ----------        -----------         ----------         ----------
    $12,377,222         $3,063,394       $      --        $  915,132        $ 2,184,219         $6,060,928         $2,849,213
    ===========         ==========       =========        ==========        ===========         ==========         ==========

                   American
                   Century VP
                   Inflation
ABVPSF Technology  Protection
Class B            Class 2
Subaccount         Subaccount
--------------------------------
    $  586,079      $       --
       (10,940)             --
       (74,365)             --
       345,716              --
    ----------      ----------
       260,411              --
       207,837              --
      (100,447)             --
       142,628              --
    ----------      ----------
       250,018              --
            --              --
            --              --
            --              --
    ----------      ----------
            --              --
       250,018              --
    ----------      ----------
       510,429              --
    ----------      ----------
     1,096,508              --
       (18,071)         26,154
       (38,636)          1,068
       111,938          52,281
    ----------      ----------
        55,231          79,503
       127,665       2,098,072
       (54,405)        (41,026)
        83,016       3,489,117
    ----------      ----------
       156,276       5,546,163
            --              --
            --              --
            --              --
    ----------      ----------
            --              --
       156,276       5,546,163
    ----------      ----------
       211,507       5,625,666
    ----------      ----------
    $1,308,015      $5,625,666
    ==========      ==========



Delaware VIPT REIT Delaware VIPT
Service Class      Select Growth
Subaccount         Subaccount
--------------------------------
    $  469,879      $  457,190
         1,283          (2,395)
        12,761        (241,166)
       354,286         295,486
    ----------      ----------
       368,330          51,925
     1,076,579              87
       (47,047)        (55,892)
       677,856        (453,310)
    ----------      ----------
     1,707,388        (509,115)
            --              --
            --              --
            --              --
    ----------      ----------
            --              --
     1,707,388        (509,115)
    ----------      ----------
     2,075,718        (457,190)
    ----------      ----------
     2,545,597              --
        (5,516)             --
       129,373              --
     1,267,746              --
    ----------      ----------
     1,391,603              --
     2,582,783              --
      (129,167)             --
     1,375,409              --
    ----------      ----------
     3,829,025              --
            --              --
            --              --
            --              --
    ----------      ----------
            --              --
     3,829,025              --
    ----------      ----------
     5,220,628              --
    ----------      ----------
    $7,766,225      $       --
    ==========      ==========

Lincoln New York Account N for Variable Annuities

Years Ended December 31, 2003 and 2004

                                                                         Delaware VIPT                 Delaware VIPT
                                                                         Select Growth Delaware VIPT   Small Cap Value
                                                                         Service Class Small Cap Value Service Class
                                                                         Subaccount    Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $   19,911     $1,793,377      $  447,389
Changes From Operations:
.. Net investment income (loss)                                                  (128)       (22,799)        (13,605)
.. Net realized gain (loss) on investments                                     (6,884)        10,466           8,136
.. Net change in unrealized appreciation on investments                         9,507        791,070         353,516
                                                                          ----------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                2,495        778,737         348,047
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             --         18,372         712,241
..  Contract withdrawals and transfers to annuity reserves                         (7)       (95,971)        (20,690)
..  Contract transfers                                                        (22,399)       410,719         437,706
                                                                          ----------     ----------      ----------
                                                                             (22,406)       333,120       1,129,257
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                       --             --              --
..  Annuity Payments                                                               (4)            --              --
..  Receipt of mortality guarantee adjustment                                       4             --              --
                                                                          ----------     ----------      ----------
                                                                                  --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (22,406)       333,120       1,129,257
                                                                          ----------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (19,911)     1,111,857       1,477,304
                                                                          ----------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2003                                                   --      2,905,234       1,924,693
Changes From Operations:
.. Net investment income (loss)                                                    --        (38,423)        (48,894)
.. Net realized gain (loss) on investments                                         --        264,018         131,313
.. Net change in unrealized appreciation or depreciation on investments            --        345,118         542,761
                                                                          ----------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   --        570,713         625,180
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             --         22,825       1,587,829
..  Contract withdrawals and transfers to annuity reserves                         --       (125,934)       (159,252)
..  Contract transfers                                                             --        151,120         490,544
                                                                          ----------     ----------      ----------
                                                                                  --         48,011       1,919,121
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                       --          5,597              --
..  Annuity Payments                                                               --           (364)             --
..  Receipt of mortality guarantee adjustment                                      --             18              --
                                                                          ----------     ----------      ----------
                                                                                  --          5,251              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            --         53,262       1,919,121
                                                                          ----------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           --        623,975       2,544,301
                                                                          ----------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2004                                           $       --     $3,529,209      $4,468,994
                                                                          ==========     ==========      ==========


                                                                                       Fidelity VIP    Fidelity VIP
                                                                         Fidelity VIP  Growth Service  Growth
                                                                         Growth        Class 2         Opportunities
                                                                         Subaccount    Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $1,022,304     $   53,548      $   98,809
Changes From Operations:
.. Net investment income (loss)                                               (10,164)        (2,304)            290
.. Net realized gain (loss) on investments                                   (139,679)        (5,249)        (25,626)
.. Net change in unrealized appreciation on investments                       407,216         60,234          32,166
                                                                          ----------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              257,373         52,681           6,830
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          2,675        406,075              --
..  Contract withdrawals and transfers to annuity reserves                   (299,990)        (3,455)         (3,635)
..  Contract transfers                                                        175,332        173,763        (102,004)
                                                                          ----------     ----------      ----------
                                                                            (121,983)       576,383        (105,639)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                       --             --              --
..  Annuity Payments                                                               --             --              --
..  Receipt of mortality guarantee adjustment                                      --             --              --
                                                                          ----------     ----------      ----------
                                                                                  --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (121,983)       576,383        (105,639)
                                                                          ----------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      135,390        629,064         (98,809)
                                                                          ----------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2003                                            1,157,694        682,612              --
Changes From Operations:
.. Net investment income (loss)                                                (9,633)       (15,397)             --
.. Net realized gain (loss) on investments                                    (47,986)         3,074              --
.. Net change in unrealized appreciation or depreciation on investments        63,335         45,995              --
                                                                          ----------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                5,716         33,672              --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                            120        554,876              --
..  Contract withdrawals and transfers to annuity reserves                   (120,335)        (5,364)             --
..  Contract transfers                                                       (267,519)       306,250              --
                                                                          ----------     ----------      ----------
                                                                            (387,734)       855,762              --
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                       --             --              --
..  Annuity Payments                                                               --             --              --
..  Receipt of mortality guarantee adjustment                                      --             --              --
                                                                          ----------     ----------      ----------
                                                                                  --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (387,734)       855,762              --
                                                                          ----------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (382,018)       889,434              --
                                                                          ----------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2004                                           $  775,676     $1,572,046      $       --
                                                                          ==========     ==========      ==========

                                                                         Delaware VIPT
                                                                         Social Awareness
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                $ 72,079
Changes From Operations:
.. Net investment income (loss)                                                    155
.. Net realized gain (loss) on investments                                     (10,182)
.. Net change in unrealized appreciation on investments                         13,607
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 3,580
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              --
..  Contract withdrawals and transfers to annuity reserves                      (4,374)
..  Contract transfers                                                         (71,285)
                                                                             --------
                                                                              (75,659)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                             --------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (75,659)
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (72,079)
                                                                             --------
NET ASSETS AT DECEMBER 31, 2003                                                    --
Changes From Operations:
.. Net investment income (loss)                                                     --
.. Net realized gain (loss) on investments                                          --
.. Net change in unrealized appreciation or depreciation on investments             --
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              --
..  Contract withdrawals and transfers to annuity reserves                          --
..  Contract transfers                                                              --
                                                                             --------
                                                                                   --
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                             --------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             --
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            --
                                                                             --------
NET ASSETS AT DECEMBER 31, 2004                                              $     --
                                                                             ========

                                                                         Fidelity VIP
                                                                         Growth
                                                                         Opportunities
                                                                         Service Class 2
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                $ 24,994
Changes From Operations:
.. Net investment income (loss)                                                    (29)
.. Net realized gain (loss) on investments                                      (5,693)
.. Net change in unrealized appreciation on investments                          7,381
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,659
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              80
..  Contract withdrawals and transfers to annuity reserves                         (11)
..  Contract transfers                                                         (26,722)
                                                                             --------
                                                                              (26,653)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                             --------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (26,653)
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (24,994)
                                                                             --------
NET ASSETS AT DECEMBER 31, 2003                                                    --
Changes From Operations:
.. Net investment income (loss)                                                     --
.. Net realized gain (loss) on investments                                          --
.. Net change in unrealized appreciation or depreciation on investments             --
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              --
..  Contract withdrawals and transfers to annuity reserves                          --
..  Contract transfers                                                              --
                                                                             --------
                                                                                   --
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --
..  Annuity Payments                                                                --
..  Receipt of mortality guarantee adjustment                                       --
                                                                             --------
                                                                                   --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             --
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            --
                                                                             --------
NET ASSETS AT DECEMBER 31, 2004                                              $     --
                                                                             ========

See accompanying notes.

Delaware VIPT                                       Delaware VIPT                                          Fidelity VIP
Social Awareness Delaware VIPT   Delaware VIPT      U.S. Growth                          Delaware VIPT     Contrafund
Service Class    Trend           Trend Service      Service Class     Delaware VIPT      Value Service     Service Class 2
Subaccount       Subaccount      Class Subaccount   Subaccount        Value Subaccount   Class Subaccount  Subaccount
---------------------------------------------------------------------------------------------------------------------------
  $    75,091      $1,577,961       $   415,582        $    8,238        $   574,433        $  118,032       $  117,627
          (20)        (24,790)          (11,598)           (1,160)             3,862            (1,701)          (8,028)
      (17,436)        (37,579)            4,401             3,884            (56,347)              150            3,352
       21,527         576,060           221,376            16,181            183,967            91,307          163,852
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
        4,071         513,691           214,179            18,905            131,482            89,756          159,176
        1,178           6,553           673,815           342,387                 --           223,568          525,455
         (569)       (171,829)          (41,290)          (59,558)           (93,589)           (4,956)         (17,667)
      (79,771)        131,244           167,365            50,042             48,721           285,465          435,505
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
      (79,162)        (34,032)          799,890           332,871            (44,868)          504,077          943,293
           --               5                --                --                 --                --               --
           --          (3,305)               --                --                 --                --               --
           --              --                --                --                 --                --               --
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --          (3,300)               --                --                 --                --               --
      (79,162)        (37,332)          799,890           332,871            (44,868)          504,077          943,293
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
      (75,091)        476,359         1,014,069           351,776             86,614           593,833        1,102,469
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --       2,054,320         1,429,651           360,014            661,047           711,865        1,220,096
           --         (28,362)          (38,005)          (18,572)             1,197            (2,846)         (38,154)
           --          52,645            37,753            (4,837)            10,499            18,497           26,352
           --         201,520           283,156           110,596             79,745           143,441          460,014
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --         225,803           282,904            87,187             91,441           159,092          448,212
           --          21,727         1,256,782         1,366,945                694           700,346        1,514,283
           --        (199,513)         (133,620)          (40,910)           (16,413)         (152,346)        (150,486)
           --         (31,126)          548,547           295,795             49,304           297,094        2,451,513
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --        (208,912)        1,671,709         1,621,830             33,585           845,094        3,815,310
           --           5,585                --                --                 --                --               --
           --          (4,203)               --                --                 --                --               --
           --              20                --                --                 --                --               --
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --           1,402                --                --                 --                --               --
           --        (207,510)        1,671,709         1,621,830             33,585           845,094        3,815,310
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --          18,293         1,954,613         1,709,017            125,026         1,004,186        4,263,522
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
  $        --      $2,072,613       $ 3,384,264        $2,069,031        $   786,073        $1,716,051       $5,483,618
  ===========      ==========       ===========        ==========        ===========        ==========       ==========


                 Fidelity VIP    FTVIPT Franklin                      FTVIPT Templeton   FTVIPT Templeton  Janus Aspen
Fidelity VIP     Overseas        Mutual Shares      FTVIPT Franklin   Foreign Securities Growth Securities Series Balanced
Overseas         Service Class 2 Securities Class 2 Small Cap Class 2 Class 2            Class 2           Service Shares
Subaccount       Subaccount      Subaccount         Subaccount        Subaccount         Subaccount        Subaccount
---------------------------------------------------------------------------------------------------------------------------
  $ 1,312,242      $1,068,088       $ 1,490,996        $  891,591        $ 1,798,014        $  227,638       $   85,431
       (3,408)         (2,992)           (8,400)          (18,227)            (5,722)              266            2,887
       92,586         (56,880)         (111,612)           (7,312)           102,403             1,748            1,430
      100,475          85,607           200,518           422,405             14,404           230,823           38,495
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
      189,653          25,735            80,506           396,866            111,085           232,837           42,812
        1,371         230,449               679           145,500                 51           351,110          225,397
       (1,813)        (39,314)          (11,618)          (86,977)            (7,567)          (16,597)          (5,485)
   (1,251,498)       (892,436)       (1,560,563)          657,042         (1,898,281)          685,111          198,049
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
   (1,251,940)       (701,301)       (1,571,502)          715,565         (1,905,797)        1,019,624          417,961
           --              --                --                --             (2,862)               --               --
           --              --                --            (3,072)              (440)               --               --
           --              --                --                 5                 --                --               --
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --              --                --            (3,067)            (3,302)               --               --
   (1,251,940)       (701,301)       (1,571,502)          712,498         (1,909,099)        1,019,624          417,961
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
   (1,062,287)       (675,566)       (1,490,996)        1,109,364         (1,798,014)        1,252,461          460,773
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
      249,955         392,522                --         2,000,955                 --         1,480,099          546,204
         (989)        (10,620)               --           (34,122)                --            (7,056)           6,878
       18,910           8,844                --            59,588                 --            20,975           23,123
       15,043         187,347                --           235,002                 --           323,523           25,845
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
       32,964         185,571                --           260,468                 --           337,442           55,846
        6,979       1,316,290                --           652,339                 --           543,894          132,621
       (7,808)        (51,557)               --          (156,679)                --           (84,363)         (78,533)
       29,661         284,798                --           178,935                 --           768,303          323,120
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
       28,832       1,549,531                --           674,595                 --         1,227,834          377,208
           --              --                --                --                 --                --               --
           --              --                --            (3,594)                --                --               --
           --              --                --                 4                 --                --               --
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
           --              --                --            (3,590)                --                --               --
       28,832       1,549,531                --           671,005                 --         1,227,834          377,208
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
       61,796       1,735,102                --           931,473                 --         1,565,276          433,054
  -----------      ----------       -----------        ----------        -----------        ----------       ----------
  $   311,751      $2,127,624       $        --        $2,932,428        $        --        $3,045,375       $  979,258
  ===========      ==========       ===========        ==========        ===========        ==========       ==========

               Fidelity VIP
Fidelity VIP   Equity-Income
Equity- Income Service Class 2
Subaccount     Subaccount
---------------------------------
  $1,640,164       $  345,301
       7,758           (2,252)
     (47,154)          10,639
     480,319          168,406
  ----------       ----------
     440,923          176,793
      26,080          197,582
     (34,203)         (11,502)
      11,346          221,659
  ----------       ----------
       3,223          407,739
          18               --
     (12,409)              --
          --               --
  ----------       ----------
     (12,391)              --
      (9,168)         407,739
  ----------       ----------
     431,755          584,532
  ----------       ----------
   2,071,919          929,833
       3,516           (8,378)
      33,481           19,480
     162,414          161,701
  ----------       ----------
     199,411          172,803
       7,402        1,143,843
     (75,407)         (61,842)
      (7,649)         312,517
  ----------       ----------
     (75,654)       1,394,518
          --               --
     (14,439)              --
          16               --
  ----------       ----------
     (14,423)              --
     (90,077)       1,394,518
  ----------       ----------
     109,334        1,567,321
  ----------       ----------
  $2,181,253       $2,497,154
  ==========       ==========

Janus Aspen
Series Mid Cap Janus Aspen Series
Growth Service Worldwide Growth
Shares         Service Shares
Subaccount     Subaccount
---------------------------------
  $    9,767       $    1,575
        (709)             (56)
        (368)             504
      15,875            1,471
  ----------       ----------
      14,798            1,919
      47,163               10
      (1,114)              --
      62,707            7,952
  ----------       ----------
     108,756            7,962
          --               --
          --               --
          --               --
  ----------       ----------
          --               --
     108,756            7,962
  ----------       ----------
     123,554            9,881
  ----------       ----------
     133,321           11,456
     (14,050)            (308)
       3,879           (3,133)
     216,632              270
  ----------       ----------
     206,461           (3,171)
     263,511            5,154
     (57,337)         (19,378)
   1,144,947           30,316
  ----------       ----------
   1,351,121           16,092
          --               --
          --               --
          --               --
  ----------       ----------
          --               --
   1,351,121           16,092
  ----------       ----------
   1,557,582           12,921
  ----------       ----------
  $1,690,903       $   24,377
  ==========       ==========

Lincoln New York Account N for Variable Annuities

Years Ended December 31, 2003 and 2004

                                                                                          Lincoln VIPT
                                                                         Liberty VIT      Aggressive
                                                                         Newport Tiger    Growth
                                                                         Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $  162,628       $       --
Changes From Operations:
.. Net investment income (loss)                                                    (698)            (106)
.. Net realized gain (loss) on investments                                      (47,502)               1
.. Net change in unrealized appreciation on investments                          41,049            1,059
                                                                            ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (7,151)             954
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                               25           17,476
..  Contract withdrawals and transfers to annuity reserves                       (2,151)              --
..  Contract transfers                                                         (153,351)          12,741
                                                                            ----------       ----------
                                                                              (155,477)          30,217
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --               --
..  Annuity Payments                                                                 --               --
..  Receipt of mortality guarantee adjustment                                        --               --
                                                                            ----------       ----------
                                                                                    --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (155,477)          30,217
                                                                            ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (162,628)          31,171
                                                                            ----------       ----------
NET ASSETS AT DECEMBER 31, 2003                                                     --           31,171
Changes From Operations:
.. Net investment income (loss)                                                      --             (643)
.. Net realized gain (loss) on investments                                           --                6
.. Net change in unrealized appreciation or depreciation on investments              --            4,332
                                                                            ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     --            3,695
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                               --            8,120
..  Contract withdrawals and transfers to annuity reserves                           --          (10,392)
..  Contract transfers                                                               --            9,066
                                                                            ----------       ----------
                                                                                    --            6,794
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --               --
..  Annuity Payments                                                                 --               --
..  Receipt of mortality guarantee adjustment                                        --               --
                                                                            ----------       ----------
                                                                                    --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS              --            6,794
                                                                            ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --           10,489
                                                                            ----------       ----------
NET ASSETS AT DECEMBER 31, 2004                                             $       --       $   41,660
                                                                            ==========       ==========

                                                                                          Lincoln VIPT
                                                                         Lincoln VIPT     Social Awareness
                                                                         Social Awareness Service Class
                                                                         Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $       --       $       --
Changes From Operations:
.. Net investment income (loss)                                                     282             (129)
.. Net realized gain (loss) on investments                                       10,502               --
.. Net change in unrealized appreciation on investments                          46,842            5,552
                                                                            ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 57,626            5,423
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          113,703          201,427
..  Contract withdrawals and transfers to annuity reserves                      (81,276)              --
..  Contract transfers                                                          304,072           12,450
                                                                            ----------       ----------
                                                                               336,499          213,877
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --               --
..  Annuity Payments                                                                 --               --
..  Receipt of mortality guarantee adjustment                                        --               --
                                                                            ----------       ----------
                                                                                    --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         336,499          213,877
                                                                            ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        394,125          219,300
                                                                            ----------       ----------
NET ASSETS AT DECEMBER 31, 2003                                                394,125          219,300
Changes From Operations:
.. Net investment income (loss)                                                  (2,685)          (3,112)
.. Net realized gain (loss) on investments                                        4,319            5,082
.. Net change in unrealized appreciation or depreciation on investments          81,947          161,427
                                                                            ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 83,581          163,397
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          215,611        1,359,735
..  Contract withdrawals and transfers to annuity reserves                      (37,400)         (32,649)
..  Contract transfers                                                          349,472          289,645
                                                                            ----------       ----------
                                                                               527,683        1,616,731
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --               --
..  Annuity Payments                                                                 --               --
..  Receipt of mortality guarantee adjustment                                        --               --
                                                                            ----------       ----------
                                                                                    --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         527,683        1,616,731
                                                                            ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        611,264        1,780,128
                                                                            ----------       ----------
NET ASSETS AT DECEMBER 31, 2004                                             $1,005,389       $1,999,428
                                                                            ==========       ==========

                                                                         Lincoln VIPT Aggressive
                                                                         Growth Service Class    Lincoln VIPT Bond
                                                                         Subaccount              Subaccount
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                   $     --            $15,194,672
Changes From Operations:
.. Net investment income (loss)                                                       (32)               539,299
.. Net realized gain (loss) on investments                                              1                399,174
.. Net change in unrealized appreciation on investments                               129                 81,397
                                                                                --------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       98              1,019,870
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              1,000              3,488,397
..  Contract withdrawals and transfers to annuity reserves                           (546)            (2,184,488)
..  Contract transfers                                                             13,152              1,988,978
                                                                                --------            -----------
                                                                                  13,606              3,292,887
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --                     26
..  Annuity Payments                                                                   --                (18,815)
..  Receipt of mortality guarantee adjustment                                          --                     --
                                                                                --------            -----------
                                                                                      --                (18,789)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            13,606              3,274,098
                                                                                --------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           13,704              4,293,968
                                                                                --------            -----------
NET ASSETS AT DECEMBER 31, 2003                                                   13,704             19,488,640
Changes From Operations:
.. Net investment income (loss)                                                      (473)               581,635
.. Net realized gain (loss) on investments                                            290                692,959
.. Net change in unrealized appreciation or depreciation on investments            10,381               (470,835)
                                                                                --------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   10,198                803,759
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             73,285              3,540,040
..  Contract withdrawals and transfers to annuity reserves                           (968)            (1,141,942)
..  Contract transfers                                                                984                629,471
                                                                                --------            -----------
                                                                                  73,301              3,027,569
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --                 13,298
..  Annuity Payments                                                                   --                (19,733)
..  Receipt of mortality guarantee adjustment                                          --                     59
                                                                                --------            -----------
                                                                                      --                 (6,376)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            73,301              3,021,193
                                                                                --------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           83,499              3,824,952
                                                                                --------            -----------
NET ASSETS AT DECEMBER 31, 2004                                                 $ 97,203            $23,313,592
                                                                                ========            ===========

                                                                         MFS VIT Capital
                                                                         Opportunities           MFS VIT Emerging
                                                                         Service Class           Growth
                                                                         Subaccount              Subaccount
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                   $  3,867            $   464,714
Changes From Operations:
.. Net investment income (loss)                                                      (576)                (7,160)
.. Net realized gain (loss) on investments                                          1,231                (14,338)
.. Net change in unrealized appreciation on investments                            11,166                146,924
                                                                                --------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   11,821                125,426
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             23,980                  3,938
..  Contract withdrawals and transfers to annuity reserves                         (1,166)               (35,877)
..  Contract transfers                                                             56,810                 13,837
                                                                                --------            -----------
                                                                                  79,624                (18,102)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --                     --
..  Annuity Payments                                                                   --                     --
..  Receipt of mortality guarantee adjustment                                          --                     --
                                                                                --------            -----------
                                                                                      --                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            79,624                (18,102)
                                                                                --------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           91,445                107,324
                                                                                --------            -----------
NET ASSETS AT DECEMBER 31, 2003                                                   95,312                572,038
Changes From Operations:
.. Net investment income (loss)                                                    (1,840)                (6,625)
.. Net realized gain (loss) on investments                                            583                   (233)
.. Net change in unrealized appreciation or depreciation on investments            17,734                 54,024
                                                                                --------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   16,477                 47,166
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             23,118                  1,429
..  Contract withdrawals and transfers to annuity reserves                         (2,258)               (19,911)
..  Contract transfers                                                             54,317               (152,684)
                                                                                --------            -----------
                                                                                  75,177               (171,166)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --                     --
..  Annuity Payments                                                                   --                     --
..  Receipt of mortality guarantee adjustment                                          --                     --
                                                                                --------            -----------
                                                                                      --                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            75,177               (171,166)
                                                                                --------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           91,654               (124,000)
                                                                                --------            -----------
NET ASSETS AT DECEMBER 31, 2004                                                 $186,966            $   448,038
                                                                                ========            ===========

See accompanying notes.

                  Lincoln VIPT     Lincoln VIPT         Lincoln VIPT  Lincoln VIPT Global                   Lincoln VIPT
Lincoln VIPT Bond Capital          Capital Appreciation Global Asset  Asset Allocation    Lincoln VIPT      International
Service Class     Appreciation     Service Class        Allocation    Service Class       International     Service Class
Subaccount        Subaccount       Subaccount           Subaccount    Subaccount          Subaccount        Subaccount
------------------------------------------------------------------------------------------------------------------------------
   $        --       $  33,093           $     --        $       227      $       --         $    7,269        $       --
         5,090          (1,183)              (473)               144             126              3,230               (90)
            (1)             86                 59                  3              23              3,935                 4
         3,535          23,248              9,184              1,353             583             42,367            14,630
   -----------       ---------           --------        -----------      ----------         ----------        ----------
         8,624          22,151              8,770              1,500             732             49,532            14,544
     1,713,585          56,449             54,518             12,017              --            286,359           342,749
        (1,758)            (12)              (597)                --            (863)          (101,643)             (154)
        77,225          20,871             63,633              5,482          20,109             89,793            15,856
   -----------       ---------           --------        -----------      ----------         ----------        ----------
     1,789,052          77,308            117,554             17,499          19,246            274,509           358,451
            --              --                 --                 --              --                 --                --
            --              --                 --                 --              --                 --                --
            --              --                 --                 --              --                 --                --
   -----------       ---------           --------        -----------      ----------         ----------        ----------
            --              --                 --                 --              --                 --                --
     1,789,052          77,308            117,554             17,499          19,246            274,509           358,451
   -----------       ---------           --------        -----------      ----------         ----------        ----------
     1,797,676          99,459            126,324             18,999          19,978            324,041           372,995
   -----------       ---------           --------        -----------      ----------         ----------        ----------
     1,797,676         132,552            126,324             19,226          19,978            331,310           372,995
       300,481          (3,382)            (2,064)               259              25               (866)           (2,228)
       161,894           5,113              3,062                 44             135              4,269            10,545
      (157,289)         20,167              2,235             12,599           3,390            167,540           419,588
   -----------       ---------           --------        -----------      ----------         ----------        ----------
       305,086          21,898              3,233             12,902           3,550            170,943           427,905
     8,947,892         100,627            107,151            148,776          11,080            428,219         2,228,061
      (162,803)           (178)            (3,287)               (43)         (1,044)           (25,805)          (53,313)
     2,391,628         138,360            (44,351)            22,277              --            485,422           423,985
   -----------       ---------           --------        -----------      ----------         ----------        ----------
    11,176,717         238,809             59,513            171,010          10,036            887,836         2,598,733
            --              --                 --                 --              --                 --                --
            --              --                 --                 --              --                 --                --
            --              --                 --                 --              --                 --                --
   -----------       ---------           --------        -----------      ----------         ----------        ----------
            --              --                 --                 --              --                 --                --
    11,176,717         238,809             59,513            171,010          10,036            887,836         2,598,733
   -----------       ---------           --------        -----------      ----------         ----------        ----------
    11,481,803         260,707             62,746            183,912          13,586          1,058,779         3,026,638
   -----------       ---------           --------        -----------      ----------         ----------        ----------
   $13,279,479       $ 393,259           $189,070        $   203,138      $   33,564         $1,390,089        $3,399,633
   ===========       =========           ========        ===========      ==========         ==========        ==========

                                                                      MFS VIT Total
MFS VIT Emerging                   MFS VIT Research     MFS VIT Total Return Service                        MFS VIT Utilities
Growth Service    MFS VIT Research Service Class        Return        Class               MFS VIT Utilities Service Class
Class Subaccount  Subaccount       Subaccount           Subaccount    Subaccount          Subaccount        Subaccount
------------------------------------------------------------------------------------------------------------------------------
   $    37,960       $ 434,831           $ 34,240        $ 4,801,045      $1,088,269         $  995,480        $  209,902
        (1,933)            655                (59)             8,772          (4,497)            10,140             1,826
        (3,310)       (212,337)           (15,151)           (76,982)          4,224            (26,799)              314
        32,607         225,734             16,570            565,027         344,860            360,949           104,561
   -----------       ---------           --------        -----------      ----------         ----------        ----------
        27,364          14,052              1,360            496,817         344,587            344,290           106,701
        96,832              11                 --             68,631       1,365,276              3,290           213,506
       (13,109)         (2,974)            (4,501)          (539,705)        (37,794)           (49,598)          (18,794)
        43,686        (445,920)           (31,099)          (919,834)        948,978             81,260            62,831
   -----------       ---------           --------        -----------      ----------         ----------        ----------
       127,409        (448,883)           (35,600)        (1,390,908)      2,276,460             34,952           257,543
            --              --                 --                  5              --                  6                --
            --              --                 --             (3,729)             --             (4,192)               --
            --              --                 --                 --              --                 --                --
   -----------       ---------           --------        -----------      ----------         ----------        ----------
            --              --                 --             (3,724)             --             (4,186)               --
       127,409        (448,883)           (35,600)        (1,394,632)      2,276,460             30,766           257,543
   -----------       ---------           --------        -----------      ----------         ----------        ----------
       154,773        (434,831)           (34,240)          (897,815)      2,621,047            375,056           364,244
   -----------       ---------           --------        -----------      ----------         ----------        ----------
       192,733              --                 --          3,903,230       3,709,316          1,370,536           574,146
        (4,591)             --                 --             12,202          (7,223)             1,447            (3,656)
         7,210              --                 --             63,932          42,851              5,280            25,378
        32,206              --                 --            265,097         430,503            345,681           211,488
   -----------       ---------           --------        -----------      ----------         ----------        ----------
        34,825              --                 --            341,231         466,131            352,408           233,210
       164,577              --                 --             31,761       1,383,136              3,828           330,948
       (51,367)             --                 --           (355,571)       (237,267)           (59,784)          (31,445)
        14,455              --                 --           (154,305)        876,568           (141,268)          123,902
   -----------       ---------           --------        -----------      ----------         ----------        ----------
       127,665              --                 --           (478,115)      2,022,437           (197,224)          423,405
            --              --                 --                 --              --                 --                --
            --              --                 --             (4,024)             --             (5,145)               --
            --              --                 --                  4              --                  6                --
   -----------       ---------           --------        -----------      ----------         ----------        ----------
            --              --                 --             (4,020)             --             (5,139)               --
       127,665              --                 --           (482,135)      2,022,437           (202,363)          423,405
   -----------       ---------           --------        -----------      ----------         ----------        ----------
       162,490              --                 --           (140,904)      2,488,568            150,045           656,615
   -----------       ---------           --------        -----------      ----------         ----------        ----------
   $   355,223       $      --           $     --        $ 3,762,326      $6,197,884         $1,520,581        $1,230,761
   ===========       =========           ========        ===========      ==========         ==========        ==========

               Lincoln VIPT
Lincoln VIPT   Money Market
Money Market   Service Class
Subaccount     Subaccount
-----------------------------
 $  8,513,848   $        --
      (66,106)         (880)
           --            --
           --            --
 ------------   -----------
      (66,106)         (880)
    2,232,943     1,516,643
  (11,089,845)         (105)
    6,562,391      (386,480)
 ------------   -----------
   (2,294,511)    1,130,058
           10            --
       (7,635)           --
           --            --
 ------------   -----------
       (7,625)           --
   (2,302,136)    1,130,058
 ------------   -----------
   (2,368,242)    1,129,178
 ------------   -----------
    6,145,606     1,129,178
      (34,614)      (11,378)
           --            --
           --            --
 ------------   -----------
      (34,614)      (11,378)
    1,048,986     2,575,820
     (875,711)      (49,972)
     (626,562)   (1,044,791)
 ------------   -----------
     (453,287)    1,481,057
           --            --
       (7,285)           --
            8            --
 ------------   -----------
       (7,277)           --
     (460,564)    1,481,057
 ------------   -----------
     (495,178)    1,469,679
 ------------   -----------
 $  5,650,428   $ 2,598,857
 ============   ===========


NB AMT Mid-Cap
Growth         NB AMT Regency
Subaccount     Subaccount
-----------------------------
 $     70,540   $       998
       (7,068)       (1,014)
        1,620         8,051
      125,352        19,367
 ------------   -----------
      119,904        26,404
      477,589       288,204
       (4,079)      (48,525)
      600,585        50,395
 ------------   -----------
    1,074,095       290,074
           --            --
           --            --
           --            --
 ------------   -----------
           --            --
    1,074,095       290,074
 ------------   -----------
    1,193,999       316,478
 ------------   -----------
    1,264,539       317,476
      (30,894)      (20,711)
       16,119        17,320
      357,854       367,099
 ------------   -----------
      343,079       363,708
      870,090     1,821,569
     (117,801)      (80,503)
      616,317       761,981
 ------------   -----------
    1,368,606     2,503,047
           --            --
           --            --
           --            --
 ------------   -----------
           --            --
    1,368,606     2,503,047
 ------------   -----------
    1,711,685     2,866,755
 ------------   -----------
 $  2,976,224   $ 3,184,231
 ============   ===========

Lincoln New York Account N for Variable Annuities

Years Ended December 31, 2003 and 2004


                                                                         Putnam VT Growth  Putnam VT Health  Scudder VIT EAFE
                                                                         & Income Class IB Sciences Class IB Equity Index
                                                                         Subaccount        Subaccount        Subaccount
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                $  8,057          $ 60,567          $  8,864
Changes From Operations:
.. Net investment income (loss)                                                   (542)             (958)              879
.. Net realized gain (loss) on investments                                          33             1,756               424
.. Net change in unrealized appreciation on investments                         14,624            12,180            16,045
                                                                             --------          --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                14,115            12,978            17,348
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          52,830            20,810            21,676
..  Contract withdrawals and transfers to annuity reserves                          (2)           (6,122)             (536)
..  Contract transfers                                                          23,397            47,743            42,961
                                                                             --------          --------          --------
                                                                               76,225            62,431            64,101
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --                --                --
..  Annuity Payments                                                                --                --                --
..  Receipt of mortality guarantee adjustment                                       --                --                --
                                                                             --------          --------          --------
                                                                                   --                --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         76,225            62,431            64,101
                                                                             --------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        90,340            75,409            81,449
                                                                             --------          --------          --------
NET ASSETS AT DECEMBER 31, 2003                                                98,397           135,976            90,313
Changes From Operations:
.. Net investment income (loss)                                                     33            (2,407)              986
.. Net realized gain (loss) on investments                                       2,687             1,996             1,937
.. Net change in unrealized appreciation or depreciation on investments          5,694            10,087            35,251
                                                                             --------          --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 8,414             9,676            38,174
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                           2,787            37,924            83,664
..  Contract withdrawals and transfers to annuity reserves                     (22,902)           (2,408)           (2,698)
..  Contract transfers                                                          18,622            11,813           117,278
                                                                             --------          --------          --------
                                                                               (1,493)           47,329           198,244
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --                --                --
..  Annuity Payments                                                                --                --                --
..  Receipt of mortality guarantee adjustment                                       --                --                --
                                                                             --------          --------          --------
                                                                                   --                --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (1,493)           47,329           198,244
                                                                             --------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         6,921            57,005           236,418
                                                                             --------          --------          --------
NET ASSETS AT DECEMBER 31, 2004                                              $105,318          $192,981          $326,731
                                                                             ========          ========          ========

                                                                         Scudder VIT EAFE
                                                                         Equity Index Service
                                                                         Class Subaccount
---------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                 $       --
Changes From Operations:
.. Net investment income (loss)                                                       (68)
.. Net realized gain (loss) on investments                                              4
.. Net change in unrealized appreciation on investments                             4,375
                                                                              ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    4,311
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             76,864
..  Contract withdrawals and transfers to annuity reserves                            (97)
..  Contract transfers                                                              8,589
                                                                              ----------
                                                                                  85,356
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --
..  Annuity Payments                                                                   --
..  Receipt of mortality guarantee adjustment                                          --
                                                                              ----------
                                                                                      --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            85,356
                                                                              ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           89,667
                                                                              ----------
NET ASSETS AT DECEMBER 31, 2003                                                   89,667
Changes From Operations:
.. Net investment income (loss)                                                       286
.. Net realized gain (loss) on investments                                            936
.. Net change in unrealized appreciation or depreciation on investments           115,151
                                                                              ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  116,373
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                            461,086
..  Contract withdrawals and transfers to annuity reserves                        (10,720)
..  Contract transfers                                                            364,778
                                                                              ----------
                                                                                 815,144
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --
..  Annuity Payments                                                                   --
..  Receipt of mortality guarantee adjustment                                          --
                                                                              ----------
                                                                                      --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           815,144
                                                                              ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          931,517
                                                                              ----------
NET ASSETS AT DECEMBER 31, 2004                                               $1,021,184
                                                                              ==========

See accompanying notes.

                       Scudder VIT                        Scudder VIT
      Scudder VIT      Equity 500 Index Scudder VIT Small Small Cap Index
      Equity 500 Index Service Class    Cap Index         Service Class
      Subaccount       Subaccount       Subaccount        Subaccount
      -------------------------------------------------------------------
         $2,031,787       $       --       $   88,431        $     --
            (18,369)            (474)          (1,771)            (31)
           (307,019)              12            2,554              --
          1,101,263           16,274           89,690             630
         ----------       ----------       ----------        --------
            775,875           15,812           90,473             599
            371,557          362,001          173,932          22,839
           (293,574)            (317)         (11,946)             --
          1,637,311           10,236          205,125           8,340
         ----------       ----------       ----------        --------
          1,715,294          371,920          367,111          31,179
                163               --               --              --
            (92,995)              --               --              --
                 --               --               --              --
         ----------       ----------       ----------        --------
            (92,832)              --               --              --
          1,622,462          371,920          367,111          31,179
         ----------       ----------       ----------        --------
          2,398,337          387,732          457,584          31,778
         ----------       ----------       ----------        --------
          4,430,124          387,732          546,015          31,778
            (25,120)         (15,654)          (9,150)         (4,200)
             85,242            4,485           11,697             925
            469,534          211,905          137,034          80,069
         ----------       ----------       ----------        --------
            529,656          200,736          139,581          76,794
            446,647        1,357,962          153,860         449,685
           (321,009)         (37,376)         (64,599)        (10,798)
          1,757,396          961,409          377,995         102,299
         ----------       ----------       ----------        --------
          1,883,034        2,281,995          467,256         541,186
                 --               --               --              --
           (104,587)              --               --              --
                 58               --               --              --
         ----------       ----------       ----------        --------
           (104,529)              --               --              --
          1,778,505        2,281,995          467,256         541,186
         ----------       ----------       ----------        --------
          2,308,161        2,482,731          606,837         617,980
         ----------       ----------       ----------        --------
         $6,738,285       $2,870,463       $1,152,852        $649,758
         ==========       ==========       ==========        ========

  -----------------------------------------------------------------------------
Lincoln New York Account N For Variable Annuities

Notes to financial statements

December 31, 2004

1. Accounting Policies and Account Information
The Variable Account: Lincoln New York Separate Account N for Variable Annuities (Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of ten products. The available contracts are as follows:

  -Lincoln Choice Plus
  -Lincoln Choice Plus II
  -Lincoln Choice Plus Access
  -Lincoln Choice Plus II Access
  -Lincoln Choice Plus II Bonus
  -Lincoln Choice Plus II L-Share
  -Lincoln Choice Plus Assurance
  -Lincoln Choice Plus Assurance Access
  -Lincoln Choice Plus Assurance Bonus
  -Lincoln Choice Plus Assurance L-Share

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. Certain reclassifications have been made to 2003 amounts to conform to the 2004 presentation.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of seventy six available mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Growth Fund
  AIM V.I. Growth Class II Fund
  AIM V.I. International Growth Fund
  AIM V.I. International Growth Class II Fund
  AIM V.I. Premier Equity Fund
  AIM V.I. Premier Equity Class II Fund

AllianceBernstein Variable Products Series Fund (ABVPSF):
  ABVPSF Growth and Income Class B Fund
  ABVPSF Premier Growth Class B Fund
  ABVPSF Small Cap Value Class B Fund
  ABVPSF Technology Class B Fund

American Century Variable Products Group, Inc. (American Century VP):
  American Century VP Inflation Protection (Class 2)

American Funds Insurance Series (American Funds):
  American Funds Global Growth Class 2 Fund
  American Funds Global Small Capitalization Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds International Class 2 Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Diversified Income Service Class Series
  Delaware VIPT Emerging Markets Service Class Series
  Delaware VIPT High Yield Series
  Delaware VIPT High Yield Service Class Series
  Delaware VIPT REIT Series
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Small Cap Value Series
  Delaware VIPT Small Cap Service Class Series
  Delaware VIPT Trend Series
  Delaware VIPT Trend Service Class Series
  Delaware VIPT U.S. Growth Service Class Series
  Delaware VIPT Value Series
  Delaware VIPT Value Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Equity-Income Service Class 2 Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Small Cap Class 2 Fund
  FTVIPT Templeton Growth Securities Class 2 Fund

Janus Aspen Series:
  Janus Aspen Series Balanced Service Shares Portfolio
  Janus Aspen Series Mid Cap Growth Service Shares Portfolio
  Janus Aspen Series Worldwide Growth Service Shares Portfolio

Lincoln Variable Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Aggressive Growth Service Class Fund
  Lincoln VIPT Bond Fund
  Lincoln VIPT Bond Service Class Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Capital Appreciation Service Class Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT Global Asset Allocation Service Class Fund
  Lincoln VIPT International Fund
  Lincoln VIPT International Service Class Fund
  Lincoln VIPT Money Market Fund

  -----------------------------------------------------------------------------
Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

  Lincoln VIPT Money Market Service Class Fund
  Lincoln VIPT Social Awareness Fund
  Lincoln VIPT Social Awareness Service Class Fund

M Fund, Inc. (M Fund):
  M Fund Brandes International Equity Fund**
  M Fund Business Opportunity Value Fund**
  M Fund Frontier Capital Appreciation Fund**
  M Fund Turner Core Growth Fund**

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Service Class Series
  MFS VIT Emerging Growth Series
  MFS VIT Emerging Growth Service Class Series
  MFS VIT Total Return Series
  MFS VIT Total Return Service Class Series
  MFS VIT Utilities Series
  MFS VIT Utilities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Class IB Fund
  Putnam VT Health Sciences Class IB Fund

Scudder VIT Funds (Scudder VIT):
  Scudder VIT EAFE Equity Index Fund
  Scudder VIT EAFE Equity Index Service Class Fund
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Equity 500 Index Service Class Fund
  Scudder VIT Small Cap Index Fund
  Scudder VIT Small Cap Index Service Class Fund

* Denotes an affiliate of Lincoln Life & Annuity Company of New York. ** Available fund with no money invested at December 31, 2004.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2004, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, 5% or 6%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, 5% or 6%.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of each Fund's average daily net assets within the Variable Account. The rates are as follows for the ten contract types:

..  Lincoln Choice Plus at a daily rate of .0038356% to .0050685% (1.40% to
   1.85% on an annual basis)
..  Lincoln Choice Plus II at a daily rate of .0034247% to .0050685% (1.25% to
   1.85% on an annual basis)
..  Lincoln Choice Plus Access at a daily rate of .0038356% to .0057534% (1.40%
   to 2.10% on an annual basis)
..  Lincoln Choice Plus II Access at a daily rate of .0038356% to
   .0057534% (1.40% to 2.10% on an annual basis)
..  Lincoln Choice Plus II Bonus at a daily rate of .0038356% to
   .0056164% (1.40% to 2.05% on an annual basis)
..  Lincoln Choice Plus II L-Share at a daily rate of .0038356% to
   .0058904% (1.40% to 2.15% on an annual basis)
..  Lincoln Choice Plus Assurance at a daily rate of .0036986% to
   .0052055% (1.35% to 1.90% on an annual basis)
..  Lincoln Choice Plus Assurance Access at a daily rate of .0038356% to
   .0057534% (1.40% to 2.10% on an annual basis)
..  Lincoln Choice Plus Assurance Bonus at a daily rate of .0038356% to
   .0056164% (1.40% to 2.05% on an annual basis)
..  Lincoln Choice Plus Assurance L-Share at a daily rate of .0038356% to
   .0058904% (1.40% to 2.15% on an annual basis)

In addition, $90,692 was retained by the Company for contract charges and surrender charges during 2004.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln New York Account N For Variable Annuities

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2004 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
  Lincoln Ch+ (1.40% Fee Rate)                                     $ 4.78     $ 5.11     156,493   $  798,988    6.72%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                    4.78       5.11       1,744        8,904    6.72%
  Lincoln Ch+ Acs (1.65% Fee Rate)                                   4.20       4.47      18,193       81,262    6.46%
AIM V.I. Growth Class II
  Lincoln Ch+ II (1.25% Fee Rate)                                   12.22      13.03       2,115       27,563    6.66%
  Lincoln Ch+ II (1.40% Fee Rate)                                    9.76      10.39       3,197       33,223    6.50%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)                                                 10.13      10.76       1,430       15,380    6.23%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.32      14.16       2,977       42,147    6.28%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.69      10.29       4,702       48,373    6.18%
AIM V.I. International Growth
  Lincoln Ch+ (1.40% Fee Rate)                                       7.17       8.76      50,972      446,625   22.28%
  Lincoln Ch+ Acs (1.65% Fee Rate)                    09/22/04       6.70       7.77         374        2,905   16.00%
AIM V.I. International Growth Class II
  Lincoln Ch+ II (1.40% Fee Rate)                                   11.16      13.62       3,669       49,963   21.99%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)                                                 11.74      14.28       1,623       23,181   21.68%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.48      15.21         329        4,998   21.87%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.33      16.23       7,053      114,460   21.74%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.09      13.48         249        3,364   21.62%
AIM V.I. Premier Equity
  Lincoln Ch+ (1.40% Fee Rate)                                       6.56       6.84     177,233    1,212,952    4.30%
  Lincoln Ch+ Acs (1.65% Fee Rate)                                   6.16       6.41      58,081      372,228    4.04%
AIM V.I. Premier Equity Class II
  Lincoln Ch+ II (1.40% Fee Rate)                                    9.55       9.93       4,258       42,312    4.03%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)                                                  9.94      10.32       1,195       12,333    3.76%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                12.74      13.23       2,251       29,772    3.82%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.48       9.83       1,232       12,119    3.71%
ABVPSF Growth and Income Class B
  Lincoln Ch+ II (1.25% Fee Rate)                     03/11/04      12.20      13.22       6,970       92,150    8.35%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                           10.54      11.56     241,986    2,796,630    9.68%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                               10.54      11.56         676        7,816    9.68%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   01/06/04      12.11      13.16       9,895      130,191    8.68%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 10.26      11.22      67,433      756,723    9.40%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.02      13.17      51,279      675,212    9.57%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.94      15.25     111,146    1,695,363    9.46%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.23      12.28      58,331      716,135    9.35%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.03      13.20       9,319      123,002    9.73%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.02      13.18      22,518      296,748    9.62%
ABVPSF Premier Growth Class B
  Lincoln Ch+ II (1.25% Fee Rate)                     06/10/04      11.72      12.32       3,399       41,885    5.13%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            5.81       6.21     253,668    1,575,279    6.84%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
AIM V.I. Growth                                          --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs (1.65% Fee Rate)
AIM V.I. Growth Class II                                 --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
AIM V.I. International Growth                          0.63%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Acs (1.65% Fee Rate)
AIM V.I. International Growth Class II                 0.55%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
AIM V.I. Premier Equity                                0.41%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Acs (1.65% Fee Rate)
AIM V.I. Premier Equity Class II                       0.31%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
ABVPSF Growth and Income Class B                       0.71%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
ABVPSF Premier Growth Class B                            --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                $ 5.19     $ 5.53      60,009   $  331,608    6.57%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 11.50      12.27       3,103       38,075    6.73%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                12.02      12.82      11,199      143,557    6.63%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.83      10.47      44,885      469,953    6.52%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    08/11/04      10.52      12.30          37          459   16.94%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/28/04      11.35      12.28         367        4,512    8.18%
ABVPSF Small Cap Value Class B
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           15.22      17.87      28,354      506,802   17.42%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                 15.13      17.73       2,163       38,334   17.13%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 13.13      15.40       7,211      111,075   17.30%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                16.04      18.80      20,479      385,003   17.18%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 15.11      17.69      10,862      192,188   17.07%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/11/04      13.89      15.44       2,012       31,064   11.15%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  13.13      15.42         532        8,209   17.37%
ABVPSF Technology Class B
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            4.59       4.76     213,525    1,015,349    3.63%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  3.94       4.08      40,490      165,049    3.37%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   07/09/04      12.05      13.45         246        3,303   11.66%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                15.57      16.10       3,708       59,699    3.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.38      10.72       6,027       64,615    3.32%
American Century VP Inflation Protection
 Class 2
  Lincon Ch+, Ch+ II (1.40% Fee Rate)                 05/26/04      10.01      10.42     110,128    1,147,512    4.07%
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)                               10/13/04      10.29      10.40       4,809       50,036    1.10%
  Lincoln Ch+ II Acs, Ch+ Asr Acs (1.55% Fee Rate)    08/13/04      10.27      10.41       8,533       88,839    1.33%
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)    05/24/04      10.00      10.41      95,688      996,440    4.13%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)                         06/09/04       9.91      10.41     194,403    2,023,263    5.07%
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)                                   06/30/04       9.99      10.40      49,896      518,978    4.07%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    05/26/04      10.01      10.42      58,283      607,476    4.10%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    06/01/04      10.04      10.42      18,540      193,122    3.77%
American Funds Global Growth Class 2
  Lincon Ch+, Ch+ II (1.40% Fee Rate)                 06/04/04      10.20      11.28       7,061       79,674   10.62%
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)                               09/23/04      10.11      11.27      19,793      222,995   11.46%
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)    08/27/04      10.02      11.28       1,187       13,387   12.55%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)                         07/09/04      10.22      11.27       9,537      107,475   10.32%
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)                                   06/23/04      10.29      11.26      20,187      227,362    9.41%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    09/16/04      10.14      11.29         547        6,174   11.31%
American Funds Global Small Capitalization
 Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     03/09/04      15.29      16.91         530        8,954   10.55%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            8.77      10.45      76,070      795,198   19.20%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 14.13      16.82       4,786       80,520   19.02%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
ABVPSF Small Cap Value Class B                         0.07%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
ABVPSF Technology Class B                                --
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
American Century VP Inflation Protection
 Class 2                                               2.15%
  Lincon Ch+, Ch+ II (1.40% Fee Rate)
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
American Funds Global Growth Class 2                   0.02%
  Lincon Ch+, Ch+ II (1.40% Fee Rate)
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
American Funds Global Small Capitalization
 Class 2                                                 --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                   Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
-------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                $ 8.49     $10.10       74,696  $   754,235   18.90%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   05/21/04      14.26      16.84       10,310      173,586   18.10%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                15.98      19.01       36,275      689,429   18.96%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 14.97      17.79       18,257      324,851   18.84%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  14.15      16.88        3,381       57,056   19.26%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  14.14      16.85       11,795      198,756   19.14%
American Funds Growth Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     01/21/04      12.95      13.71        9,587      131,439    5.87%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            8.05       8.93    1,176,822   10,513,673   10.93%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                                8.05       8.93          928        8,292   10.93%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 12.32      13.64       19,075      260,269   10.77%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  7.22       7.99      272,570    2,178,788   10.66%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.32      13.66      317,331    4,333,259   10.82%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                14.31      15.84      499,978    7,922,135   10.71%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 12.27      13.57      303,871    4,124,190   10.60%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.33      13.69       81,508    1,115,716   10.99%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.33      13.67       85,943    1,174,529   10.88%
American Funds Growth-Income Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     01/21/04      12.78      13.42       61,219      821,820    5.06%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                           11.08      12.06    1,030,367   12,421,790    8.84%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 12.29      13.36       20,644      275,785    8.68%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 11.02      11.96      252,286    3,017,257    8.57%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.30      13.37      291,957    3,903,481    8.73%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                14.17      15.40      518,274    7,979,431    8.62%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.81      12.82      367,033    4,704,906    8.51%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.31      13.40      111,650    1,496,392    8.89%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.30      13.38       74,483      996,654    8.79%
American Funds International Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     02/18/04      13.94      15.58        8,458      131,789   11.78%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            7.58       8.92      507,642    4,526,458   17.66%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                                7.58       8.92          846        7,546   17.66%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 13.20      15.51        4,082       63,300   17.48%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  6.85       8.05      139,677    1,123,714   17.37%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 13.20      15.52       56,691      879,791   17.54%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                14.45      16.97      166,373    2,823,462   17.43%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 12.01      14.09      120,037    1,691,214   17.31%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  13.22      15.56       37,824      588,426   17.72%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  13.21      15.53       34,865      541,522   17.60%
Delaware VIPT Diversified Income Service
 Class
  Lincoln Ch+ II (1.25% Fee Rate)                     11/10/04      10.65      10.90        1,876       20,444    2.33%
  Lincon Ch+, Ch+ II (1.40% Fee Rate)                 05/26/04      10.03      10.89       82,760      901,083    8.51%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
American Funds Growth Class 2                          0.22%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
American Funds Growth-Income Class 2                   1.11%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
American Funds International Class 2                   1.65%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Diversified Income Service
 Class                                                   --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincon Ch+, Ch+ II (1.40% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)                               07/19/04     $10.23     $10.87      19,220   $  208,956    6.26%
  Lincoln Ch+ II Acs, Ch+ Asr Acs (1.55% Fee Rate)    06/02/04      10.04      10.88      13,508      146,942    8.32%
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)    05/24/04      10.00      10.88      33,961      369,569    8.82%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)                         06/09/04      10.04      10.87      62,940      684,472    8.32%
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)                                   07/08/04      10.18      10.87      38,714      420,763    6.79%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    05/26/04      10.03      10.89      13,200      143,765    8.54%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    06/01/04      10.04      10.88      15,379      167,400    8.38%
Delaware VIPT Emerging Markets Service Class
  Lincon Ch+, Ch+ II (1.40% Fee Rate)                 05/26/04      10.10      13.58      11,808      160,400   34.45%
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)                               11/10/04      17.48      19.35         605       11,706   10.71%
  Lincoln Ch+ II Acs, Ch+ Asr Acs (1.55% Fee Rate)    11/24/04      12.72      13.57          76        1,034    6.70%
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)    08/27/04      10.84      13.58       9,939      134,934   25.27%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)                         07/26/04      10.48      13.57      19,425      263,564   29.44%
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)                                   06/30/04      10.39      13.56      11,893      161,267   30.52%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    06/08/04      10.39      13.59      10,201      138,609   30.76%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    06/02/04      10.27      13.58       3,212       43,618   32.22%
Delaware VIPT High Yield
  Lincoln Ch+ (1.40% Fee Rate)                                      10.92      12.30     177,136    2,178,515   12.66%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                   10.92      12.30         464        5,704   12.66%
Delaware VIPT High Yield Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     01/21/04      11.46      12.49       3,986       49,805    9.04%
  Lincoln Ch+ II (1.40% Fee Rate)                                   13.11      14.74      48,041      708,008   12.44%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 11.07      12.43       6,915       85,975   12.27%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 10.65      11.95      42,911      512,806   12.16%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 11.08      12.44      73,668      916,678   12.33%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                14.05      15.77     106,754    1,683,634   12.21%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 13.02      14.59      88,835    1,296,130   12.10%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  11.09      12.47      44,342      553,103   12.49%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  11.08      12.45      20,460      254,789   12.38%
Delaware VIPT REIT
  Lincoln Ch+ (1.40% Fee Rate)                                      17.08      22.13     128,768    2,849,213   29.55%
Delaware VIPT REIT Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     01/21/04      12.22      15.81       4,389       69,418   29.38%
  Lincoln Ch+ II (1.40% Fee Rate)                                   14.54      18.80      53,948    1,014,145   29.27%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 12.19      15.74       5,779       90,951   29.07%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 15.46      19.93      33,810      673,903   28.94%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.20      15.75      48,682      766,788   29.14%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                14.11      18.21     161,927    2,948,528   29.01%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 14.44      18.61      74,515    1,387,020   28.88%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.21      15.79      30,281      478,120   29.33%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.20      15.76      21,400      337,352   29.20%
Delaware VIPT Small Cap Value
  Lincoln Ch+ (1.40% Fee Rate)                                      16.65      19.94     176,641    3,523,043   19.79%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                   16.65      19.94         309        6,166   19.79%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Emerging Markets Service Class             --
  Lincon Ch+, Ch+ II (1.40% Fee Rate)
  Lincon Ch+, Ch+ Acs, Ch+ II Acs, Ch+ II, Ch+ Asr
   Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ L-Shr (1.60% Fee Rate)
  Lincoln Ch+ L-Shr, Ch+ Asr, Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT High Yield                               8.12%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
Delaware VIPT High Yield Service Class                 5.70%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT REIT                                     2.00%
  Lincoln Ch+ (1.40% Fee Rate)
Delaware VIPT REIT Service Class                       1.44%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Small Cap Value                          0.19%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     02/18/04     $13.81     $15.78       4,732   $   74,676   14.28%
  Lincoln Ch+ II (1.40% Fee Rate)                                   15.31      18.29      51,997      950,853   19.48%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 13.16      15.70       4,724       74,188   19.30%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 16.82      20.04      21,708      435,104   19.18%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 13.17      15.72      27,158      426,829   19.36%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                14.90      17.76      50,679      900,192   19.24%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 15.19      18.10      72,323    1,308,817   19.12%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  13.18      15.75      11,254      177,304   19.54%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  13.17      15.73       7,694      121,031   19.42%
Delaware VIPT Trend
  Lincoln Ch+ (1.40% Fee Rate)                                       8.13       9.03     228,348    2,061,060   11.04%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                    8.13       9.03       1,280       11,553   11.04%
Delaware VIPT Trend Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     04/08/04      13.83      13.94       3,907       54,479    0.85%
  Lincoln Ch+ II (1.40% Fee Rate)                                   13.37      14.81      13,672      202,472   10.75%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   01/06/04      12.79      13.87       6,579       91,284    8.50%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  6.70       7.40      69,446      513,655   10.48%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.55      13.89      47,887      664,954   10.64%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                14.62      16.16      51,268      828,666   10.53%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 13.27      14.65      53,987      790,955   10.42%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.56      13.92       9,394      130,762   10.81%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.55      13.90       7,702      107,037   10.70%
Delaware VIPT U.S. Growth Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     03/11/04      11.41      11.69       2,139       24,998    2.46%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            9.88      10.04       7,501       75,288    1.59%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   01/06/04      11.64      11.63       2,730       31,748   (0.05)%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 11.47      11.64      52,695      613,396    1.49%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                12.35      12.52      68,277      855,118    1.39%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.81       9.93      13,048      129,597    1.29%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  11.48      11.67      13,448      156,918    1.64%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  11.47      11.65      15,620      181,968    1.54%
Delaware VIPT Value
  Lincoln Ch+ (1.40% Fee Rate)                                      10.85      12.29      63,947      786,073   13.33%
Delaware VIPT Value Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                   11.21      12.67      18,472      234,003   12.99%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   07/09/04      12.19      13.59         951       12,923   11.48%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 10.98      12.37      10,277      127,177   12.71%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.05      13.60      12,145      165,185   12.88%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.47      15.18      34,816      528,678   12.77%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.14      12.55      31,628      396,916   12.66%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.06      13.63       8,704      118,670   13.05%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.05      13.61       9,734      132,499   12.94%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
Delaware VIPT Small Cap Value Service Class            0.02%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Trend                                      --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
Delaware VIPT Trend Service Class                        --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT U.S. Growth Service Class                  --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Value                                    1.57%
  Lincoln Ch+ (1.40% Fee Rate)
Delaware VIPT Value Service Class                      1.31%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                                  $12.28     $13.97      24,735   $  345,428   13.73%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           12.33      14.00      91,244    1,277,301   13.56%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 12.26      13.90      13,424      186,564   13.39%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                 12.25      13.88       8,194      113,731   13.27%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   01/12/04      12.40      13.91      16,462      228,967   12.13%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                12.59      14.27     102,739    1,465,633   13.33%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 12.24      13.85     125,967    1,745,246   13.22%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    04/01/04      12.79      13.94       1,393       19,421    9.00%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.26      13.92       7,279      101,327   13.50%
Fidelity VIP Equity-Income
  Lincoln Ch+ (1.40% Fee Rate)                                      10.65      11.72     184,469    2,161,361    9.98%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                   10.65      11.72       1,698       19,892    9.98%
Fidelity VIP Equity-Income Service Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     02/18/04      12.83      13.65       3,481       47,507    6.39%
  Lincoln Ch+ II (1.40% Fee Rate)                                   11.63      12.75      34,591      441,137    9.69%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 12.40      13.58       2,257       30,651    9.52%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 10.55      11.54      20,753      239,577    9.41%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.40      13.59      14,181      192,735    9.57%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.79      15.09      66,456    1,002,924    9.46%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.54      12.62      34,077      429,899    9.35%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    08/10/04      12.16      13.62       1,333       18,160   12.07%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    03/10/04      12.55      13.60       6,952       94,564    8.43%
Fidelity VIP Growth
  Lincoln Ch+ (1.40% Fee Rate)                                       6.88       7.01     110,633      775,676    1.94%
Fidelity VIP Growth Service Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     03/19/04      12.13      12.54         350        4,391    3.36%
  Lincoln Ch+ II (1.40% Fee Rate)                                   10.55      10.73      72,569      778,636    1.69%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 12.29      12.48       5,469       68,245    1.54%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  6.02       6.11       8,085       49,391    1.43%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   03/31/04      12.40      12.49       9,712      121,276    0.69%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.42      13.62      20,854      284,068    1.49%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.48      10.63      17,062      181,325    1.38%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    04/26/04      12.61      12.52       3,136       39,263   (0.73)%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    03/10/04      12.32      12.50       3,637       45,451    1.43%
Fidelity VIP Overseas
  Lincoln Ch+ (1.40% Fee Rate)                                       8.04       9.01      34,607      311,751   12.06%
Fidelity VIP Overseas Service Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     03/11/04      14.36      15.91         982       15,619   10.79%
  Lincoln Ch+ II (1.40% Fee Rate)                                   12.04      13.45      12,779      171,915   11.74%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   01/06/04      14.57      15.83       2,862       45,301    8.66%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  7.33       8.17       5,519       45,098   11.46%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 14.19      15.84      29,140      461,682   11.63%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                0.12%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Fidelity VIP Equity-Income                             1.57%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
Fidelity VIP Equity-Income Service Class 2             1.02%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Fidelity VIP Growth                                    0.33%
  Lincoln Ch+ (1.40% Fee Rate)
Fidelity VIP Growth Service Class 2                    0.10%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Fidelity VIP Overseas                                  1.04%
  Lincoln Ch+ (1.40% Fee Rate)
Fidelity VIP Overseas Service Class 2                  0.49%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                               $14.62     $16.30      56,801   $  926,039   11.52%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.94      13.31      11,492      152,922   11.40%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  14.21      15.88       9,450      150,083   11.79%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  14.20      15.86      10,025      158,965   11.68%
FTVIPT Franklin Small Cap Class 2
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            7.33       8.06     184,855    1,489,752    9.93%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                                7.33       8.06         686        5,531    9.93%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  6.35       6.96      55,022      382,972    9.65%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.96      14.23       2,438       34,679    9.82%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                15.58      17.10      29,994      512,816    9.71%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.61      12.78      20,780      265,566   10.09%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.97      14.26       9,864      140,679    9.99%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    04/13/04      13.51      14.24       7,054      100,433    5.37%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     07/02/04      13.14      14.57         898       13,075   10.87%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                           10.72      12.26     124,390    1,525,003   14.41%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 12.69      14.50       1,402       20,328   14.24%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 10.32      11.78       3,019       35,567   14.13%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   01/12/04      12.97      14.51       2,537       36,807   11.86%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.78      15.73      59,297      932,782   14.19%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.61      13.25      22,524      298,380   14.07%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.71      14.54       5,067       73,698   14.47%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    03/01/04      13.40      14.52       7,558      109,735    8.33%
Janus Aspen Series Balanced Service Shares
  Lincoln Ch+ II (1.25% Fee Rate)                     11/10/04      11.23      11.62       1,770       20,576    3.50%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           11.00      11.75      15,486      181,971    6.79%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                 10.94      11.65       1,408       16,407    6.52%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 10.85      11.57       2,177       25,192    6.68%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.34      12.08      35,306      426,625    6.57%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.93      11.63      20,430      237,642    6.47%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  10.86      11.60       5,115       59,351    6.84%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    04/08/04      11.04      11.58         992       11,494    4.91%
Janus Aspen Series Mid Cap Growth Service
 Shares
  Lincoln Ch+ II (1.25% Fee Rate)                     03/19/04      12.65      14.78       1,045       15,456   16.86%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           10.72      12.73      47,446      604,140   18.80%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   06/01/04      13.02      14.71       3,498       51,469   13.01%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                   03/17/04      10.96      12.64         446        5,630   15.25%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   05/07/04      12.60      14.72       3,605       53,083   16.87%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.57      16.09      17,634      283,651   18.57%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.65      12.61      41,660      525,504   18.45%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
FTVIPT Franklin Small Cap Class 2                        --
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
FTVIPT Templeton Growth Securities Class 2             1.16%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Janus Aspen Series Balanced Service Shares             2.45%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Janus Aspen Series Mid Cap Growth Service
 Shares                                                  --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                Unit Value Unit Value
                                                   Commencement Beginning  End of     Units                   Total
Subaccount                                         Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Asr (1.35% Fee Rate)                   02/20/04     $12.74     $14.76         943   $    13,914   15.84%
  Lincoln Ch+ Asr (1.45% Fee Rate)                   03/17/04      12.77      14.74       9,368       138,056   15.43%
Janus Aspen Series Worldwide Growth Service
 Shares
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                  05/07/04      11.85      12.58         473         5,949    6.16%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                               12.56      12.92       1,427        18,428    2.87%
Lincoln VIPT Aggressive Growth
  Lincoln Ch+ II Acs (1.55% Fee Rate)                09/17/04      12.41      13.82         404         5,579   11.34%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                06/04/04      12.81      13.83         254         3,505    7.96%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                13.54      15.15         965        14,620   11.86%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            11.08      12.38       1,450        17,956   11.75%
Lincoln VIPT Aggressive Growth Service Class
  Lincoln Ch+ (1.40% Fee Rate)                                     12.34      13.79         983        13,558   11.79%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                 12.34      13.80          82         1,134   11.83%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)               05/19/04      12.27      13.77       5,536        76,248   12.28%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                  09/16/04      12.32      13.75         455         6,263   11.61%
Lincoln VIPT Bond
  Lincoln Ch+ II (1.25% Fee Rate)                    02/18/04      10.23      10.45     150,338     1,571,537    2.23%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                          13.60      14.13     866,874    12,246,109    3.84%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                              13.60      14.13       2,629        37,142    3.84%
  Lincoln Ch+ II Acs (1.55% Fee Rate)                              10.03      10.40       2,885        30,007    3.68%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                  13.02      13.49      89,626     1,208,939    3.58%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                03/11/04      10.36      10.41      15,010       156,272    0.48%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                10.88      11.27     460,930     5,195,882    3.63%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            11.56      11.97     239,602     2,867,704    3.53%
Lincoln VIPT Bond Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                                 10.03      10.40     153,185     1,592,759    3.64%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                 10.03      10.38     106,369     1,104,201    3.54%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                             10.02      10.36      22,006       228,071    3.43%
  Lincoln Ch+ Asr Acs (1.65% Fee Rate)               02/05/04      10.09      10.35      23,358       241,694    2.55%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                             10.02      10.37     399,341     4,142,130    3.48%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                10.02      10.36     488,307     5,056,725    3.38%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                                10.01      10.34      88,397       913,899    3.28%
Lincoln VIPT Capital Appreciation
  Lincoln Ch+ II (1.25% Fee Rate)                    04/08/04      12.25      12.72         949        12,070    3.84%
  Lincoln Ch+ II (1.40% Fee Rate)                                  10.93      11.35       4,167        47,296    3.82%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                              10.87      11.25       1,911        21,504    3.56%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                05/07/04      11.79      12.67       4,894        62,021    7.50%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                13.25      13.72      17,951       246,359    3.61%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            10.85      11.23         357         4,009    3.51%
Lincoln VIPT Capital Appreciation Service Class
  Lincoln Ch+ (1.40% Fee Rate)                                     12.21      12.64       4,643        58,696    3.56%
  Lincoln Ch+ Asr (1.45% Fee Rate)                   12/15/04      12.51      12.63         364         4,598    0.94%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)               07/09/04      12.00      12.62       2,620        33,062    5.20%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                12.19      12.60       6,963        87,727    3.35%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                  09/30/04      11.49      12.58         396         4,987    9.48%
Lincoln VIPT Global Asset Allocation
  Lincoln Ch+ II (1.25% Fee Rate)                    08/09/04      11.15      12.77       2,476        31,614   14.53%
  Lincoln Ch+ II (1.40% Fee Rate)                                  11.30      12.66       1,186        15,012   11.97%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                              11.66      13.02       1,086        14,137   11.68%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                11/12/04      12.32      12.72       1,247        15,865    3.20%

                                                   Investment
                                                   Income
Subaccount                                         Ratio(3)
-------------------------------------------------------------
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Janus Aspen Series Worldwide Growth Service
 Shares                                               0.81%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
Lincoln VIPT Aggressive Growth                          --
  Lincoln Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Aggressive Growth Service Class            --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
Lincoln VIPT Bond                                     4.12%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Bond Service Class                       5.63%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs (1.65% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)
Lincoln VIPT Capital Appreciation                       --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Capital Appreciation Service Class         --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)
Lincoln VIPT Global Asset Allocation                  1.99%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                Unit Value Unit Value                                  Investment
                                                   Commencement Beginning  End of     Units                  Total     Income
Subaccount                                         Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                  02/06/04     $12.48     $13.73       2,054   $   28,192   10.02%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            11.23      12.53       7,845       98,318   11.63%
Lincoln VIPT Global Asset Allocation Service
 Class                                                                                                                    1.53%
  Lincoln Ch+ (1.40% Fee Rate)                                     11.36      12.69       1,677       21,287   11.69%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)               02/23/04      11.58      12.67         526        6,661    9.37%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                  03/31/04      11.52      12.65         444        5,616    9.78%
Lincoln VIPT International                                                                                                1.38%
  Lincoln Ch+ II (1.25% Fee Rate)                    03/11/04      13.06      15.74       3,613       56,887   20.55%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                          13.54      16.15      35,111      566,860   19.26%
  Lincoln Ch+ II Acs (1.55% Fee Rate)                02/03/04      13.35      15.67       1,261       19,759   17.36%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                  13.46      16.01       8,499      136,109   18.96%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                03/11/04      13.03      15.68       3,212       50,364   20.30%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                14.66      17.45      23,592      411,768   19.02%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            13.45      15.99       9,276      148,342   18.90%
Lincoln VIPT International Service Class                                                                                  1.38%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                 13.15      15.66      19,519      305,578   19.02%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                 13.15      15.63      21,751      339,965   18.91%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)               01/06/04      13.44      15.60       4,243       66,210   16.08%
  Lincoln Ch+ Asr Acs (1.65% Fee Rate)               05/28/04      13.11      15.58         850       13,241   18.88%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                             13.14      15.62      69,590    1,086,813   18.85%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                13.13      15.59      82,573    1,287,492   18.73%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                  04/08/04      13.57      15.57      19,293      300,334   14.71%
Lincoln VIPT Money Market                                                                                                 0.87%
  Lincoln Ch+ II (1.25% Fee Rate)                    03/11/04       9.95       9.92      21,559      213,889   (0.25)%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                          10.49      10.43     381,340    3,978,936   (0.52)%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                              10.49      10.43         886        9,244   (0.52)%
  Lincoln Ch+ II Acs (1.55% Fee Rate)                02/03/04       9.93       9.87       4,832       47,708   (0.58)%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                  10.32      10.24      10,365      106,176   (0.77)%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                03/11/04       9.93       9.88      10,047       99,284   (0.44)%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                 9.90       9.83      93,506      918,895   (0.72)%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                             9.89       9.81      28,171      276,296   (0.82)%
Lincoln VIPT Money Market Service Class                                                                                   0.77%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  9.94       9.87      14,172      139,811   (0.72)%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  9.93       9.85      38,153      375,792   (0.82)%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)               01/06/04       9.92       9.83       6,834       67,204   (0.90)%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                              9.93       9.84      83,617      822,922   (0.87)%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                 9.92       9.83     114,038    1,120,491   (0.97)%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                  05/13/04       9.87       9.81       7,404       72,637   (0.56)%
Lincoln VIPT Social Awareness                                                                                             1.16%
  Lincoln Ch+ II (1.25% Fee Rate)                    03/11/04      12.36      13.70       3,770       51,657   10.89%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                          11.49      12.77      14,134      180,513   11.14%
  Lincoln Ch+ II Acs (1.55% Fee Rate)                02/03/04      12.53      13.63       4,022       54,830    8.83%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                  12.01      13.32       8,265      110,076   10.86%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                03/11/04      12.33      13.64       2,690       36,700   10.65%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                13.63      15.12      35,611      538,349   10.91%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            11.41      12.64       2,631       33,264   10.80%
Lincoln VIPT Social Awareness Service Class                                                                               1.18%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                 12.28      13.62       8,985      122,399   10.91%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                 12.27      13.60      16,380      222,779   10.80%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)               01/06/04      12.37      13.58       4,572       62,079    9.74%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                             12.27      13.59      42,783      581,410   10.75%

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                $12.26     $13.57      67,207   $  911,843   10.64%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                   04/08/04      12.62      13.55       7,303       98,918    7.29%
MFS VIT Capital Opportunities Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     03/19/04      11.93      13.21         173        2,287   10.70%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           10.29      11.38       4,615       52,511   10.53%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 11.92      13.16       2,007       26,411   10.42%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.33      14.70       4,957       72,859   10.31%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.24      11.28       2,726       30,750   10.20%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    08/11/04      11.34      13.17         163        2,148   16.15%
MFS VIT Emerging Growth
  Lincoln Ch+ (1.40% Fee Rate)                                       5.01       5.59      80,210      448,038   11.39%
MFS VIT Emerging Growth Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                   10.13      11.26       2,263       25,477   11.15%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  4.42       4.90       4,640       22,748   10.87%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   05/07/04      11.92      13.17       2,088       27,500   10.55%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.04      14.47      12,374      179,011   10.93%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.07      11.15       2,818       31,437   10.82%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    09/22/04      11.54      13.21       1,914       25,270   14.39%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    03/10/04      12.13      13.18       3,321       43,780    8.65%
MFS VIT Total Return
  Lincoln Ch+ (1.40% Fee Rate)                                      11.89      13.05     287,897    3,756,194    9.77%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                   11.89      13.05         470        6,132    9.77%
MFS VIT Total Return Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                                   11.12      12.19      26,508      323,158    9.65%
  Lincoln Ch+ II (1.40% Fee Rate)                                   11.36      12.43     102,501    1,274,585    9.48%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                                 11.10      12.13      12,216      148,201    9.32%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 11.63      12.71      52,588      668,196    9.21%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 11.10      12.14      25,913      314,634    9.37%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.87      12.97     144,791    1,878,197    9.27%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 11.28      12.31     108,144    1,331,336    9.16%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  11.11      12.17      17,055      207,585    9.54%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    01/07/04      11.18      12.15       4,279       51,992    8.73%
MFS VIT Utilities
  Lincoln Ch+ (1.40% Fee Rate)                                       8.26      10.61     142,706    1,513,739   28.39%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                    8.26      10.61         645        6,842   28.39%
MFS VIT Utilities Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                                   11.96      15.33       5,082       77,918   28.23%
  Lincoln Ch+ II (1.40% Fee Rate)                                    9.99      12.80      11,028      141,134   28.04%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   06/02/04      12.27      15.26       1,745       26,632   24.39%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  7.44       9.50      18,447      175,198   27.72%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 11.94      15.27      18,355      280,303   27.91%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                15.18      19.40      18,276      354,634   27.79%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.94      12.69      11,050      140,220   27.66%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  11.95      15.31       1,659       25,393   28.10%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    02/26/04      12.47      15.28         610        9,329   22.55%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)
MFS VIT Capital Opportunities Service Class            0.17%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
MFS VIT Emerging Growth                                  --
  Lincoln Ch+ (1.40% Fee Rate)
MFS VIT Emerging Growth Service Class                    --
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
MFS VIT Total Return                                   1.73%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
MFS VIT Total Return Service Class                     1.41%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
MFS VIT Utilities                                      1.50%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
MFS VIT Utilities Service Class                        1.08%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth
  Lincoln Ch+ II (1.25% Fee Rate)                     03/19/04     $12.18     $13.98        167    $    2,337   14.78%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           10.55      12.10     87,614     1,060,367   14.69%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   04/28/04      12.41      13.91      5,810        80,825   12.10%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                 10.48      11.98      8,354       100,117   14.40%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.15      13.92     22,129       308,074   14.58%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                12.54      14.35     68,690       985,943   14.46%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.46      11.96     26,657       318,793   14.35%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.16      13.96      6,243        87,129   14.75%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.15      13.93      2,342        32,639   14.64%
NB AMT Regency
  Lincoln Ch+ II (1.25% Fee Rate)                     03/11/04      13.16      15.51      1,360        21,095   17.83%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           13.17      15.89     19,135       304,130   20.66%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   01/06/04      12.86      15.43      3,840        59,254   20.02%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                 13.10      15.76      2,254        35,533   20.36%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                                 12.81      15.44     44,916       693,627   20.54%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.98      16.83     81,686     1,375,115   20.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 13.09      15.74     12,132       191,005   20.30%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.82      15.48     20,393       315,687   20.72%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.82      15.46     12,215       188,785   20.60%
Putnam VT Growth & Income Class IB
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           10.90      11.95      1,296        15,486    9.56%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                13.54      14.81      4,575        67,752    9.35%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.82      11.82      1,867        22,080    9.24%
Putnam VT Health Sciences Class IB
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            9.69      10.23      8,581        87,829    5.63%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                  9.64      10.15        682         6,924    5.37%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   05/07/04      11.30      11.60        154         1,781    2.63%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.33      11.95      3,388        40,466    5.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.62      10.14      5,523        55,981    5.32%
Scudder VIT EAFE Equity Index
  Lincoln Ch+ II (1.25% Fee Rate)                     03/19/04      13.06      15.23      1,448        22,054   16.63%
  Lincoln Ch+ II (1.40% Fee Rate)                                   10.76      12.64      5,748        72,631   17.41%
  Lincoln Ch+ II Acs (1.55% Fee Rate)                 09/17/04      13.17      15.16        571         8,657   15.13%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                               10.72      12.55        550         6,898   17.12%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                 07/26/04      12.74      15.17         47           708   19.08%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                 13.68      16.03     10,257       164,395   17.18%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                             10.70      12.53      4,101        51,388   17.06%
Scudder VIT EAFE Equity Index Service Class
  Lincoln Ch+ (1.40% Fee Rate)                        02/11/04      13.34      15.11      1,961        29,639   13.30%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                  12.91      15.13     17,574       265,847   17.19%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                  12.90      15.10      6,716       101,427   17.08%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                06/30/04      13.28      15.08      1,111        16,753   13.52%
  Lincoln Ch+ Asr Acs, Ch+, and Ch+ Acs
   (1.65% Fee Rate)                                   01/05/04      13.15      15.05      5,387        81,090   14.49%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
NB AMT Mid-Cap Growth                                    --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
NB AMT Regency                                         0.03%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Putnam VT Growth & Income Class IB                     1.64%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
Putnam VT Health Sciences Class IB                     0.18%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
Scudder VIT EAFE Equity Index                          2.05%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Scudder VIT EAFE Equity Index Service Class            1.56%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs, Ch+, and Ch+ Acs
   (1.65% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                Unit Value Unit Value                                  Investment
                                                   Commencement Beginning  End of     Units                  Total     Income
Subaccount                                         Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                            $12.90     $15.09      16,711   $  252,181   17.02%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                12.89      15.07      15,492      233,400   16.90%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                  07/02/04      13.26      15.04       2,716       40,847   13.45%
Scudder VIT Equity 500 Index                                                                                              1.00%
  Lincoln Ch+ II (1.25% Fee Rate)                    03/19/04      12.06      13.19         170        2,244    9.41%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                           7.88       8.59     494,600    4,248,311    9.06%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                               7.88       8.59      77,325      664,172    9.06%
  Lincoln Ch+ II Acs (1.55% Fee Rate)                07/09/04      12.06      13.13       4,165       54,694    8.93%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                   7.48       8.14      43,182      351,288    8.78%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                07/26/04      11.75      13.14          51          664   11.83%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                13.19      14.35      45,203      648,807    8.84%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            10.83      11.78      65,207      768,105    8.73%
Scudder VIT Equity 500 Index Service Class                                                                                0.55%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                 12.05      13.12      39,246      514,775    8.84%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                 12.04      13.10      32,850      430,190    8.73%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)               01/02/04      12.00      13.07       7,599       99,349    8.91%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                             12.04      13.08      54,729      716,121    8.67%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                12.03      13.06      49,815      650,770    8.57%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                                12.03      13.04      35,212      459,258    8.46%
Scudder VIT Small Cap Index                                                                                               0.43%
  Lincoln Ch+ II (1.25% Fee Rate)                    03/19/04      13.89      15.80         150        2,362   13.71%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                          13.67      15.88      46,145      732,677   16.12%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                  13.59      15.74       7,760      122,169   15.83%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                07/26/04      12.92      15.74       2,832       44,570   21.76%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                15.96      18.49       6,476      119,769   15.89%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                            13.57      15.71       8,358      131,305   15.77%
Scudder VIT Small Cap Index Service Class                                                                                 0.09%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                 13.55      15.71       7,806      122,605   15.90%
  Lincoln Ch+ Asr (1.45% Fee Rate)                   02/11/04      14.48      15.68       2,131       33,409    8.28%
  Lincoln Ch+ Asr Acs (1.65% Fee Rate)               04/12/04      14.51      15.63       2,851       44,564    7.72%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)               03/05/04      14.53      15.67       7,196      112,755    7.84%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                                13.53      15.64       6,640      103,874   15.62%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                  04/30/04      13.53      15.62      14,890      232,551   15.46%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. Investment income ratios are not annualized.

Listed below are the abbreviations used for the product name in this footnote:

   CH+ -- Choice Plus
   ACS -- Access
   ASR -- Assurance
   BNS -- Bonus
   L-SHR -- L Share

Lincoln New York Account N For Variable Annuities

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
  Lincoln Ch+ (1.40% Fee Rate)                                     $ 3.70     $ 4.78     229,119   $1,096,114   29.42%
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve                                                3.70       4.78       2,965       14,187   29.42%
  Lincoln Ch+ Acs (1.65% Fee Rate)                                   3.25       4.20      15,104       63,372   29.09%
AIM V.I. Growth Class II
  Lincoln Ch+ II (1.25% Fee Rate)                     12/26/03      12.03      12.22       1,310       16,010    1.57%
  Lincoln Ch+ II (1.40% Fee Rate)                                    7.56       9.76       3,507       34,227   29.08%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)                                    3/11/03       7.26      10.13         948        9,604   39.57%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.34      13.32       3,194       42,604   28.81%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  7.53       9.69       1,858       18,003   28.66%
AIM V.I. International Growth
  Lincoln Ch+ (1.40% Fee Rate)                                       5.63       7.17      55,910      400,637   27.27%
AIM V.I. International Growth Class II
  Lincoln Ch+ II (1.40% Fee Rate)                                    8.80      11.16       2,947       32,923   26.84%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)                                                  9.28      11.74       1,771       20,782   26.50%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   11/20/03      11.53      12.48         354        4,413    8.30%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.53      13.33       2,352       31,356   26.58%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.77      11.09         249        2,766   26.45%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    12/19/03      12.14      12.48         622        7,768    2.85%
AIM V.I. Premier Equity
  Lincoln Ch+ (1.40% Fee Rate)                                       5.32       6.56     226,190    1,484,184   23.34%
  Lincoln Ch+ Acs (1.65% Fee Rate)                                   5.01       6.16      61,036      375,979   23.03%
AIM V.I. Premier Equity Class II
  Lincoln Ch+ II (1.40% Fee Rate)                                    7.76       9.55       4,101       39,184   23.06%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)                                     1/9/03       8.55       9.94       1,195       11,886   16.35%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.37      12.74       2,509       31,963   22.84%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                    11/4/03       9.09       9.48       1,239       11,748    4.36%
ABVPSF Growth and Income Class B
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            8.08      10.54     280,113    2,951,710   30.35%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  7.89      10.26      82,070      841,837   30.02%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/19/03      11.77      12.02         451        5,424    2.08%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   1/10/03      11.37      13.94      29,636      412,992   22.56%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.64      11.23      24,202      271,727   29.96%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/14/03      11.21      12.03       1,016       12,223    7.32%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      11.16      12.02       9,811      117,941    7.67%
ABVPSF Premier Growth Class B
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            4.78       5.81     282,988    1,644,878   21.65%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  4.27       5.19      67,034      347,583   21.35%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/11/03      11.17      11.50          93        1,065    2.96%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
AIM V.I. Growth                                          --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ Acs (1.65% Fee Rate)
AIM V.I. Growth Class II                                 --
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
AIM V.I. International Growth                          0.33%
  Lincoln Ch+ (1.40% Fee Rate)
AIM V.I. International Growth Class II                 0.43%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
AIM V.I. Premier Equity                                0.30%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Acs (1.65% Fee Rate)
AIM V.I. Premier Equity Class II                       0.29%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
ABVPSF Growth and Income Class B                       0.83%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
ABVPSF Premier Growth Class B                            --
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                   Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
-------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   1/16/03     $10.40     $12.02        1,677  $    20,156   15.61%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.10       9.83       21,269      209,068   21.29%
ABVPSF Small Cap Value Class B
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           10.96      15.22       19,241      292,903   38.94%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                    2/24/03      10.22      15.13        1,950       29,516   48.14%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/11/03      12.70      13.13           79        1,036    3.42%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.57      16.04        8,654      138,844   38.66%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.91      15.11        4,414       66,719   38.53%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    12/15/03      12.60      13.13          187        2,460    4.26%
ABVPSF Technology Class B
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            3.24       4.59      183,271      841,010   41.79%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  2.79       3.94       50,538      199,299   41.44%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                  11/26/03      15.40      15.57          833       12,976    1.12%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  7.34      10.38        4,166       43,223   41.38%
American Funds Global Small Capitalization
 Class 2
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            5.79       8.77       82,886      726,950   51.40%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   12/22/03      13.74      14.13          173        2,450    2.89%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  5.62       8.49        8,702       73,896   51.02%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.57      15.98       15,727      251,248   51.10%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.92      14.97        5,156       77,193   50.93%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/26/03      13.75      14.15        1,902       26,920    2.94%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    11/21/03      13.41      14.14        3,509       49,630    5.46%
American Funds Growth Class 2
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            5.97       8.05    1,211,513    9,756,891   34.91%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   11/18/03      11.57      12.32       11,122      136,999    6.46%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  5.37       7.22       94,329      681,410   34.57%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/4/03      11.87      12.32       35,799      441,108    3.78%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.63      14.31      187,555    2,684,272   34.64%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.12      12.27       93,787    1,150,890   34.50%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03      11.85      12.33       16,826      207,519    4.12%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      11.84      12.33       17,029      209,893    4.10%
American Funds Growth-Income Class 2
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            8.48      11.08      978,848   10,842,256   30.59%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   12/22/03      12.11      12.29        7,853       96,540    1.51%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  8.46      11.02      122,561    1,350,103   30.26%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03      11.67      12.30       19,373      238,216    5.35%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.88      14.17      197,585    2,800,564   30.33%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.07      11.81      138,346    1,634,281   30.20%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
ABVPSF Small Cap Value Class B                         0.53%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
ABVPSF Technology Class B                                --
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
American Funds Global Small Capitalization
 Class 2                                               0.45%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
American Funds Growth Class 2                          0.14%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
American Funds Growth-Income Class 2                   1.34%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03     $11.56     $12.31      34,270   $  421,787    6.43%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      11.56      12.30      17,108      210,429    6.41%
American Funds International Class 2
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            5.70       7.58     482,348    3,655,392   32.98%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                                5.70       7.58         389        2,945   32.98%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   12/24/03      12.99      13.20       2,944       38,856    1.64%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  5.17       6.85     100,279      687,376   32.65%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03      12.33      13.20       5,680       74,991    7.09%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.89      14.45      38,034      549,671   32.71%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.06      12.01      50,293      604,036   32.58%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03      12.43      13.22       4,061       53,662    6.35%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      12.42      13.21       8,475      111,926    6.33%
Delaware VIPT High Yield
  Lincoln Ch+ (1.40% Fee Rate)                                       8.60      10.92     299,682    3,271,555   26.96%
Delaware VIPT High Yield Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                   10.34      13.11      31,973      419,078   26.82%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   12/22/03      11.04      11.07         651        7,207    0.31%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  8.42      10.65      47,976      511,184   26.51%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03      10.75      11.08      11,728      129,925    3.03%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.10      14.05      38,788      545,152   26.57%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.29      13.02     113,824    1,481,460   26.44%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03      10.72      11.09      13,309      147,569    3.41%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    11/14/03      10.81      11.08       4,710       52,187    2.52%
Delaware VIPT Value
  Lincoln Ch+ (1.40% Fee Rate)                                       8.57      10.85      60,947      661,047   26.51%
Delaware VIPT Value Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                    8.87      11.21      18,972      212,738   26.33%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  8.71      10.98      15,426      169,366   26.01%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    12/8/03      11.61      12.05         710        8,550    3.79%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.68      13.47      14,541      195,800   26.07%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.85      11.14       5,348       59,574   25.94%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    12/19/03      11.80      12.06          65          784    2.21%
  Lincoln Ch+ Asr (1.45% Fee Rate)                     12/8/03      11.61      12.05       5,397       65,053    3.79%
Delaware VIPT REIT
  Lincoln Ch+ (1.40% Fee Rate)                                      12.92      17.08     119,622    2,043,061   32.16%
Delaware VIPT REIT Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                   11.03      14.54      43,388      630,973   31.87%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   11/18/03      11.72      12.19       9,849      120,090    4.01%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 11.75      15.46      19,360      299,262   31.54%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03      11.48      12.20       9,697      118,282    6.22%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.72      14.11      54,950      775,629   31.61%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.99      14.44      35,566      513,684   31.48%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
American Funds International Class 2                   1.74%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT High Yield                               6.80%
  Lincoln Ch+ (1.40% Fee Rate)
Delaware VIPT High Yield Service Class                 4.59%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Value                                    2.06%
  Lincoln Ch+ (1.40% Fee Rate)
Delaware VIPT Value Service Class                      1.03%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT REIT                                     2.52%
  Lincoln Ch+ (1.40% Fee Rate)
Delaware VIPT REIT Service Class                       1.68%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03     $11.39     $12.21       5,079   $   62,005    7.21%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    11/21/03      11.54      12.20       2,104       25,672    5.71%
Delaware VIPT Small Cap Value
  Lincoln Ch+ (1.40% Fee Rate)                                      11.89      16.65     174,498    2,905,234   40.01%
Delaware VIPT Small Cap Value Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                   10.96      15.31      37,612      575,730   39.70%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   11/18/03      12.39      13.16       4,595       60,487    6.25%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                 12.07      16.82      25,301      425,506   39.35%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/4/03      12.61      13.17       4,300       56,625    4.46%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.68      14.90      15,767      234,875   39.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.91      15.19      35,767      543,385   39.28%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    12/11/03      12.93      13.18       1,637       21,577    1.96%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    11/21/03      12.46      13.17         494        6,508    5.71%
Delaware VIPT Trend
  Lincoln Ch+ (1.40% Fee Rate)                                       6.10       8.13     251,614    2,045,260   33.22%
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve                                                6.10       8.13       1,115        9,060   33.22%
Delaware VIPT Trend Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                   10.06      13.37      12,290      164,333   32.92%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  5.05       6.70      78,084      522,797   32.59%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/12/03      12.27      12.55      14,629      183,590    2.26%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.02      14.62      10,086      147,494   32.66%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                 10.01      13.27      25,396      336,957   32.52%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/14/03      12.23      12.56       1,558       19,571    2.74%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      12.14      12.55       4,374       54,909    3.41%
Delaware VIPT U.S. Growth Service Class
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            8.13       9.88       2,404       23,752   21.59%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/18/03      11.25      11.47       2,904       33,306    1.95%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                    5/2/03      10.88      12.35      12,194      150,667   13.54%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.08       9.81       1,975       19,362   21.29%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/14/03      11.12      11.48       1,648       18,918    3.26%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      11.08      11.47       9,937      114,009    3.51%
Fidelity VIP Contrafund Service Class 2
  Lincoln Ch+ II (1.25% Fee Rate)                     12/26/03      12.09      12.28         653        8,017    1.53%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            9.75      12.33      15,026      185,230   26.41%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   11/18/03      11.57      12.26       4,309       52,813    5.96%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                  9.72      12.25       7,080       86,748   26.10%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                 9.98      12.59      40,200      506,066   26.16%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.71      12.24      26,068      318,994   26.04%
  Lincoln Ch+ Asr (1.45% Fee Rate)                     12/5/03      11.89      12.26       5,074       62,228    3.14%
Fidelity VIP Equity-Income
  Lincoln Ch+ (1.40% Fee Rate)                                       8.29      10.65     191,458    2,039,696   28.52%
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve                                                8.29      10.65       3,025       32,223   28.52%
Fidelity VIP Equity-Income Service Class 2
  Lincoln Ch+ II (1.40% Fee Rate)                                    9.07      11.63      28,647      333,099   28.22%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   12/22/03      12.18      12.40         197        2,438    1.82%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Small Cap Value                          0.37%
  Lincoln Ch+ (1.40% Fee Rate)
Delaware VIPT Small Cap Value Service Class            0.17%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT Trend                                      --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve
Delaware VIPT Trend Service Class                        --
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT U.S. Growth Service Class                0.01%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Fidelity VIP Contrafund Service Class 2                0.17%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Fidelity VIP Equity-Income                             1.85%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve
Fidelity VIP Equity-Income Service Class 2             1.18%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                $ 8.25     $10.55      18,834   $  198,712   27.90%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/19/03      12.11      12.40         174        2,152    2.40%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   1/16/03      11.14      13.79      12,806      176,559   23.72%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.02      11.54      18,799      216,873   27.84%
Fidelity VIP Growth
  Lincoln Ch+ (1.40% Fee Rate)                                       5.25       6.88     168,324    1,157,694   31.00%
Fidelity VIP Growth Service Class 2
  Lincoln Ch+ II (1.40% Fee Rate)                                    8.07      10.55      40,047      422,583   30.69%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   11/18/03      11.64      12.29       4,793       58,895    5.59%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  4.62       6.02       7,012       42,234   30.37%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   3/11/03       9.37      13.42       2,428       32,594   43.19%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.04      10.48      12,049      126,306   30.30%
Fidelity VIP Overseas
  Lincoln Ch+ (1.40% Fee Rate)                                       5.69       8.04      31,092      249,955   41.38%
Fidelity VIP Overseas Service Class 2
  Lincoln Ch+ II (1.40% Fee Rate)                                    8.54      12.04       8,046       96,877   41.04%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  5.21       7.33       6,636       48,650   40.69%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03      13.19      14.19         616        8,739    7.61%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   7/21/03      11.67      14.62       6,699       97,934   25.23%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.49      11.94       1,975       23,594   40.63%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/14/03      13.20      14.21       1,277       18,144    7.60%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      13.19      14.20       6,939       98,584    7.67%
FTVIPT Franklin Small Cap Class 2
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            5.42       7.33     210,351    1,542,208   35.34%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                                5.42       7.33       1,167        8,556   35.34%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  4.70       6.35       3,658       23,221   35.00%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    12/8/03      12.69      12.96         318        4,118    2.07%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.54      15.58      13,857      215,950   35.08%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.64      11.66      16,983      198,042   34.92%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/26/03      12.77      12.97         683        8,860    1.56%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                            8.22      10.72      89,355      957,492   30.30%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   12/22/03      12.39      12.69         193        2,448    2.43%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  7.94      10.32       1,904       19,653   29.98%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.59      13.78      29,034      399,993   30.04%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.94      11.61       7,996       92,860   29.91%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/28/03      11.98      12.71         602        7,653    6.05%
Janus Aspen Series Balanced Service Shares
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            9.81      11.00      13,797      151,814   12.14%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                  9.78      10.94       6,558       71,740   11.86%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
Fidelity VIP Growth                                    0.27%
  Lincoln Ch+ (1.40% Fee Rate)
Fidelity VIP Growth Service Class 2                    0.05%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
Fidelity VIP Overseas                                  0.44%
  Lincoln Ch+ (1.40% Fee Rate)
Fidelity VIP Overseas Service Class 2                  0.14%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
FTVIPT Franklin Small Cap Class 2                        --
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
FTVIPT Templeton Growth Securities Class 2             1.50%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
Janus Aspen Series Balanced Service Shares             2.48%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                   Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
-------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03     $10.52     $10.85         557   $     6,045    3.11%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                    2/6/03       9.86      11.34      15,182       172,184   14.96%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.77      10.93      11,093       121,197   11.81%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    12/11/03      10.65      10.86       2,139        23,224    1.96%
Janus Aspen Series Mid Cap Growth
 Service Shares
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            8.07      10.72       8,046        86,263   32.87%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   2/19/03       9.92      13.57       2,563        34,777   36.70%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                    11/4/03      10.34      10.65       1,153        12,281    3.01%
Janus Aspen Series Worldwide Growth Service
 Shares
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                    5/2/03      10.21      12.56         384         4,824   22.96%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.39      10.20         649         6,632   21.61%
Lincoln VIPT Aggressive Growth
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                    9/11/03      12.76      13.54         640         8,660    6.15%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                8/22/03      10.21      11.08       2,029        22,511    8.48%
Lincoln VIPT Aggressive Growth Service Class
  Lincoln Ch+ (1.40% Fee Rate)                        10/28/03      12.23      12.34       1,028        12,687    0.88%
  Lincoln Ch+ Asr (1.35% Fee Rate)                     12/4/03      12.28      12.34          82         1,017    0.49%
Lincoln VIPT Bond
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                           12.86      13.60     917,920    12,487,893    5.79%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                               12.86      13.60       3,088        42,016    5.79%
  Lincoln Ch+ II Acs (1.55% Fee Rate)                 12/22/03      10.05      10.03       1,199        12,031   (0.17)%
  Lincoln Ch+ Acs and Ch+ II Acs
   (1.65% Fee Rate)                                                 12.34      13.02     107,185     1,395,830    5.53%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                 10.30      10.88     315,851     3,435,716    5.58%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                             10.96      11.56     182,959     2,115,154    5.47%
Lincoln VIPT Bond Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03       9.86      10.03      23,083       231,583    1.79%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03       9.85      10.03      43,367       434,812    1.77%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                12/24/03      10.03      10.02       6,968        69,818   (0.06)%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                 11/3/03       9.85      10.02      54,408       545,386    1.78%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                    11/5/03       9.84      10.02      51,419       515,070    1.77%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                   12/11/03       9.97      10.01         101         1,007    0.39%
Lincoln VIPT Capital Appreciation
  Lincoln Ch+ II (1.40% Fee Rate)                                    8.37      10.93       3,166        34,615   30.65%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                                8.34      10.87       1,875        20,379   30.28%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                 10.16      13.25       5,557        73,664   30.37%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                11/4/03      10.45      10.85         359         3,894    3.85%
Lincoln VIPT Capital Appreciation Service Class
  Lincoln Ch+ (1.40% Fee Rate)                          6/4/03      10.67      12.21       5,733        70,004   14.42%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                   11/10/03      11.69      12.19       4,620        56,320    4.26%
Lincoln VIPT Global Asset Allocation
  Lincoln Ch+ II (1.40% Fee Rate)                      1/10/03       9.80      11.30         260         2,939   15.37%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                  9/22/03      11.03      11.66       1,086        12,675    5.74%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                              9.48      11.23         322         3,612   18.40%
Lincoln VIPT Global Asset Allocation
 Service Class
  Lincoln Ch+ (1.40% Fee Rate)                        10/28/03      10.94      11.36       1,759        19,978    3.82%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
Janus Aspen Series Mid Cap Growth
 Service Shares                                          --
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
Janus Aspen Series Worldwide Growth Service
 Shares                                                0.92%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
Lincoln VIPT Aggressive Growth                           --
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Aggressive Growth Service Class             --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
Lincoln VIPT Bond                                      4.45%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Bond Service Class                        1.02%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)
Lincoln VIPT Capital Appreciation                        --
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Capital Appreciation Service Class          --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
Lincoln VIPT Global Asset Allocation                   3.56%
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Global Asset Allocation
 Service Class                                         0.87%
  Lincoln Ch+ (1.40% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT International
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)               2/7/03     $ 9.29     $13.54      14,816   $  200,621   45.74%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                    9.66      13.46         649        8,738   39.32%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                    2/19/03      10.15      14.66       4,969       72,867   44.42%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                              9.66      13.45       3,649       49,084   39.26%
Lincoln VIPT International Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03      11.96      13.15       2,117       27,843    9.95%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      11.96      13.15      12,332      162,128    9.93%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                 12/5/03      12.56      13.14       6,017       79,075    4.62%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                    11/5/03      12.00      13.13       7,915      103,949    9.44%
Lincoln VIPT Money Market
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                           10.56      10.49     472,726    4,958,433   (0.72)%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                               10.56      10.49       1,582       16,596   (0.72)%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                   10.42      10.32      18,586      191,878   (0.97)%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                  9.99       9.90      75,880      751,107   (0.92)%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                              9.99       9.89      23,015      227,592   (1.02)%
Lincoln VIPT Money Market Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/14/03       9.95       9.94       5,966       59,286   (0.13)%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    11/14/03       9.95       9.93      10,985      109,090   (0.14)%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                 11/3/03       9.95       9.93      55,061      546,669   (0.19)%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                    11/6/03       9.94       9.92      41,739      414,133   (0.19)%
Lincoln VIPT Social Awareness
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)              5/16/03       9.54      11.49       9,171      105,396   20.50%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)      5/16/03       9.99      12.01       8,395      100,866   20.31%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                    6/11/03      12.08      13.63      13,541      184,579   12.80%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)               11/11/03      10.81      11.41         288        3,284    5.54%
Lincoln VIPT Social Awareness Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/14/03      11.72      12.28       1,232       15,132    4.82%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      11.62      12.27      10,005      122,829    5.61%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                12/11/03      11.93      12.27         525        6,441    2.83%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                   11/11/03      11.62      12.26       6,107       74,898    5.52%
MFS VIT Capital Opportunities Service Class
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            8.23      10.29       4,628       47,660   25.06%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/22/03      11.71      11.92         436        5,192    1.74%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   7/16/03      12.22      13.33       2,065       27,518    9.05%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.19      10.24       1,460       14,942   24.95%
MFS VIT Emerging Growth
  Lincoln Ch+ (1.40% Fee Rate)                                       3.90       5.01     114,072      572,038   28.42%
MFS VIT Emerging Growth Service Class
  Lincoln Ch+ II (1.40% Fee Rate)                                    7.90      10.13       4,135       41,880   28.14%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  3.46       4.42       5,965       26,373   27.82%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.20      13.04       7,471       97,461   27.88%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  7.88      10.07       2,684       27,019   27.75%
MFS VIT Total Return
  Lincoln Ch+ (1.40% Fee Rate)                                      10.36      11.89     327,608    3,893,732   14.71%
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve                                               10.36      11.89         799        9,498   14.71%
MFS VIT Total Return Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     12/26/03      11.02      11.12         721        8,016    0.87%
  Lincoln Ch+ II (1.40% Fee Rate)                                    9.93      11.36      84,789      963,031   14.39%
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)                                   12/22/03      10.99      11.10       8,544       94,821    1.00%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
Lincoln VIPT International                             4.50%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT International Service Class               0.16%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
Lincoln VIPT Money Market                              0.69%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Money Market Service Class                0.05%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
Lincoln VIPT Social Awareness                          1.04%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
Lincoln VIPT Social Awareness Service Class            0.04%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)
MFS VIT Capital Opportunities Service Class              --
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
MFS VIT Emerging Growth                                  --
  Lincoln Ch+ (1.40% Fee Rate)
MFS VIT Emerging Growth Service Class                    --
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
MFS VIT Total Return                                   1.63%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve
MFS VIT Total Return Service Class                     1.38%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs
   (1.55% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                  Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                $10.20     $11.63      56,150   $  653,291   14.11%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03      10.62      11.10       8,516       94,540    4.55%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                10.40      11.87      80,775      958,947   14.16%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.89      11.28      80,758      910,797   14.05%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/11/03      10.55      11.11       2,328       25,873    5.34%
MFS VIT Utilities
  Lincoln Ch+ (1.40% Fee Rate)                                       6.17       8.26     164,666    1,360,439   34.01%
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve                                                6.17       8.26       1,222       10,097   34.01%
MFS VIT Utilities Service Class
  Lincoln Ch+ II (1.25% Fee Rate)                     12/26/03      11.80      11.96         672        8,040    1.32%
  Lincoln Ch+ II (1.40% Fee Rate)                                    7.48       9.99      10,373      103,674   33.70%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                  5.58       7.44      20,102      149,480   33.35%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                    11/3/03      11.01      11.94       3,265       38,984    8.44%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                11.38      15.18      14,113      214,340   33.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  7.46       9.94       4,801       47,723   33.29%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    12/11/03      11.42      11.95         996       11,905    4.68%
NB AMT Mid-Cap Growth
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            8.36      10.55      53,322      562,709   26.29%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                  8.32      10.48      14,593      152,872   25.97%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/18/03      11.92      12.15       1,867       22,687    1.94%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                                 9.95      12.54      28,545      357,954   26.04%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.31      10.46      14,652      153,237   25.92%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    11/11/03      11.88      12.16         817        9,938    2.35%
  Lincoln Ch+ Asr (1.45% Fee Rate)                     12/9/03      11.71      12.15         423        5,142    3.77%
NB AMT Regency
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)               7/7/03      11.09      13.17         348        4,587   18.78%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                    2/24/03       9.41      13.10       3,277       42,908   39.12%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   12/19/03      12.56      12.81       3,265       41,829    1.98%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   3/19/03      10.13      13.98       7,235      101,160   37.99%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  9.79      13.09         298        3,895   33.65%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    10/30/03      11.95      12.82       2,570       32,954    7.32%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    10/30/03      11.94      12.82       7,034       90,143    7.30%
Putnam VT Growth & Income Class IB
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            8.68      10.90         957       10,430   25.60%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   3/11/03       9.64      13.54       3,597       48,746   40.46%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                    2/11/03       8.10      10.82       3,623       39,221   33.59%
Putnam VT Health Sciences Class IB
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            8.31       9.69       7,542       73,097   16.61%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                    3/11/03       7.83       9.64         445        4,283   23.04%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)                   7/16/03      10.81      11.33         985       11,166    4.80%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.27       9.62       4,928       47,430   16.39%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
MFS VIT Utilities                                      2.27%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate)
   -- Annuity Reserve
MFS VIT Utilities Service Class                        2.14%
  Lincoln Ch+ II (1.25% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
NB AMT Mid-Cap Growth                                    --
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
NB AMT Regency                                           --
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Putnam VT Growth & Income Class IB                     0.47%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
Putnam VT Health Sciences Class IB                     0.32%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                Unit Value Unit Value                                  Investment
                                                   Commencement Beginning  End of     Units                  Total     Income
Subaccount                                         Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                                                                             3.37%
  Lincoln Ch+ II (1.40% Fee Rate)                                 $ 8.19     $10.76       4,621   $   49,770   31.48%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                  2/3/03       7.94      10.72         550        5,890   34.93%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                10.42      13.68       1,848       25,285   31.25%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                             8.16      10.70         875        9,368   31.12%
Scudder VIT EAFE Equity Index Service Class                                                                                 --
  Lincoln Ch+ Asr (1.35% Fee Rate)                   11/26/03      11.96      12.91       2,962       38,249    7.90%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    12/8/03      12.23      12.90       1,497       19,316    5.44%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)               12/18/03      12.43      12.90       1,424       18,359    3.74%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                   11/5/03      11.79      12.89       1,066       13,743    9.36%
Scudder VIT Equity 500 Index                                                                                              0.85%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                           6.23       7.88     396,674    3,124,313   26.38%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
   -- Annuity Reserve                                               6.23       7.88      90,352      711,633   26.38%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                   5.93       7.48      37,610      281,259   26.06%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                                10.46      13.19       5,503       72,574   26.12%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                             8.60      10.83      22,185      240,345   26.00%
Scudder VIT Equity 500 Index Service Class                                                                                  --
  Lincoln Ch+ Asr (1.35% Fee Rate)                   10/30/03      11.35      12.05       4,869       58,681    6.16%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    12/8/03      11.59      12.04       2,810       33,846    3.93%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                11/3/03      11.47      12.04       6,480       78,026    5.00%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                   11/5/03      11.39      12.03       6,392       76,912    5.66%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr
   (1.70% Fee Rate)                                   12/4/03      11.57      12.03      11,661      140,267    3.90%
Scudder VIT Small Cap Index                                                                                               0.70%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                           9.47      13.67      31,053      424,622   44.39%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                   9.44      13.59       2,134       29,006   44.04%
  Lincoln Ch+ II Bns and Ch+ II L-Shr
   (1.60% Fee Rate)                                    5/9/03      11.92      15.96       1,182       18,860   33.88%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                             9.42      13.57       5,419       73,527   43.97%
Scudder VIT Small Cap Index Service Class                                                                                   --
  Lincoln Ch+ Asr (1.35% Fee Rate)                   11/26/03      13.27      13.55       1,992       27,018    2.13%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns
   (1.60% Fee Rate)                                  11/11/03      12.85      13.53         352        4,760    5.29%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. Investment income ratios are not annualized.

Listed below are the abbreviations used for the product name in this footnote:

   CH+ -- Choice Plus
   ACS -- Access
   ASR -- Assurance
   BNS -- Bonus
   L-SHR -- L Share

Lincoln New York Account N For Variable Annuities

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                  Unit Value Unit Value
                                                                  Beginning  End of     Units                  Total
Subaccount                                                        of Period  Period     Outstanding Net Assets Return(7)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Lincoln Choice Plus (1.40% Fee Rate)                              $ 6.99     $ 5.21     129,357   $  674,010  (25.41)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         5.98       4.45      14,436       64,201  (25.60)%
AIM V.I. Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                5.43       3.70     238,265      880,772  (31.93)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)            5.43       3.70       4,235       15,657  (31.93)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         4.79       3.25      13,911       45,211  (32.10)%
AIM V.I. Growth Class II
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.14       7.56          20          149  (32.12)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(1)                   10.94      10.34       2,031       21,016   (5.49)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.13       7.53          20          154  (32.32)%
AIM V.I. International Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                6.77       5.63     260,633    1,467,385  (16.85)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         6.05       5.02     231,118    1,159,558  (17.06)%
AIM V.I. International Growth Class II
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.62       8.80         978        8,610  (17.12)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.23       9.28       1,593       14,794  (17.37)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   10.48      10.53       1,853       19,527    0.50%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.61       8.77         249        2,187  (17.37)%
AIM V.I. Premier Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                7.74       5.32     265,641    1,413,163  (31.23)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         7.30       5.01      60,741      304,107  (31.40)%
AIM V.I. Premier Equity Class II
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.32       7.76       2,383       18,499  (31.48)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(5)                   10.76      10.37       1,949       20,226   (3.65)%
ABVPSF Growth Class B
  Lincoln Choice Plus (1.40% Fee Rate)                                6.78       4.80     114,207      548,101  (29.26)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         6.04       4.26       3,928       16,747  (29.44)%
ABVPSF Growth and Income Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)            10.55       8.08     320,431    2,590,404  (23.35)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.32       7.89      80,850      637,831  (23.54)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.32       8.64       3,597       31,076  (23.69)%
ABVPSF Premier Growth Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             7.01       4.78     296,657    1,417,415  (31.80)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.28       4.27      62,279      266,116  (31.97)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.95       8.10       9,845       79,786  (32.20)%
ABVPSF Small Cap Value Class B
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.89      10.96      10,841      118,799   (7.82)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(5)                   11.58      11.57       2,274       26,314   (0.11)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.88      10.91       2,301       25,107   (8.13)%
ABVPSF Technology Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             5.64       3.24     139,092      450,163  (42.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      4.87       2.79      42,884      119,566  (42.76)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.88       7.34       2,228       16,350  (43.01)%
American Funds Global Small Capitalization Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             7.26       5.79     163,033      944,364  (20.18)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.06       5.62     194,655    1,094,601  (20.38)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   10.74      10.57       3,666       38,763   (1.59)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.51       9.92          20          195  (20.68)%
American Funds Growth Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             8.01       5.97     702,860    4,195,822  (25.51)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.22       5.37      65,911      353,810  (25.69)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   11.20      10.63      31,743      337,426   (5.08)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.32       9.12      11,118      101,432  (25.92)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(8)
----------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                          --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
AIM V.I. Growth                                                        --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
AIM V.I. Growth Class II                                               --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
AIM V.I. International Growth                                        0.74%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
AIM V.I. International Growth Class II                               2.01%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
AIM V.I. Premier Equity                                              0.33%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
AIM V.I. Premier Equity Class II                                     1.47%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(5)
ABVPSF Growth Class B                                                  --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
ABVPSF Growth and Income Class B                                     0.55%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
ABVPSF Premier Growth Class B                                          --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
ABVPSF Small Cap Value Class B                                       0.04%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(5)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
ABVPSF Technology Class B                                              --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
American Funds Global Small Capitalization Class 2                   0.52%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
American Funds Growth Class 2                                        0.04%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                  Unit Value Unit Value
                                                                  Beginning  End of     Units                  Total
Subaccount                                                        of Period  Period     Outstanding Net Assets Return(7)
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)           $10.53     $ 8.48     647,577   $5,492,830  (19.48)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.53       8.46      81,469      688,962  (19.68)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   11.02      10.88      12,761      138,784   (1.32)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.32       9.07      32,000      290,343  (19.82)%
American Funds International Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             6.79       5.70     373,593    2,129,086  (16.03)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.17       5.17      63,222      326,706  (16.24)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                   10.96      10.89         921       10,032   (0.65)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.84       9.06       4,227       38,289  (16.44)%
Delaware VIPT Emerging Markets
  Lincoln Choice Plus (1.40% Fee Rate)                                9.19       9.53      10,156       96,854    3.72%
  Lincoln Choice Plus Access (1.90% Fee Rate)                        11.42       8.82       3,745       33,049  (22.73)%
Delaware VIPT High Yield
  Lincoln Choice Plus (1.40% Fee Rate)                                8.56       8.60     190,380    1,637,062    0.42%
Delaware VIPT High Yield Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.32      10.34       3,627       37,482    0.17%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      8.42       8.42      39,906      336,126   (0.02)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   10.64      11.10       6,927       76,920    4.38%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.31      10.29       8,503       87,526   (0.14)%
Delaware VIPT Value
  Lincoln Choice Plus (1.40% Fee Rate)                               10.69       8.57      67,002      574,433  (19.81)%
Delaware VIPT Value Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.11       8.87         428        3,796  (20.11)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.91       8.71      12,456      108,552  (20.14)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   10.87      10.68         100        1,071   (1.75)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.10       8.85         522        4,613  (20.30)%
Delaware VIPT REIT
  Lincoln Choice Plus (1.40% Fee Rate)                               12.54      12.92     101,282    1,308,859    3.07%
Delaware VIPT REIT Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.71      11.03       8,693       95,868    2.94%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     11.45      11.75      19,598      230,344    2.67%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   10.46      10.72       7,368       79,021    2.51%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.70      10.99       5,885       64,646    2.63%
Delaware VIPT Select Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                6.70       4.46     102,552      457,190  (33.47)%
Delaware VIPT Select Growth Service Class
  Lincoln Choice Plus Access (1.65% Fee Rate)                         5.60       3.71       5,361       19,911  (33.74)%
Delaware VIPT Small Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                               12.78      11.89     150,810    1,793,377   (6.92)%
Delaware VIPT Small Cap Value Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.81      10.96       8,174       89,560   (7.22)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     13.02      12.07      25,687      310,035   (7.27)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                   10.89      10.68         481        5,134   (1.85)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.80      10.91       3,911       42,660   (7.56)%
Delaware VIPT Social Awareness
  Lincoln Choice Plus (1.40% Fee Rate)                                8.34       6.35      11,354       72,079  (23.93)%
Delaware VIPT Social Awareness Service Class
  Lincoln Choice Plus Access (1.65% Fee Rate)                         7.80       5.91      12,707       75,091  (24.25)%
Delaware VIPT Trend
  Lincoln Choice Plus (1.40% Fee Rate)                                7.73       6.10     257,029    1,568,248  (21.05)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)            7.73       6.10       1,592        9,713  (21.05)%
Delaware VIPT Trend Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.80      10.06       1,196       12,029  (21.42)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.42       5.05      71,644      361,788  (21.38)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(5)                   11.28      11.02       1,630       17,973   (2.25)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.79      10.01       2,376       23,792  (21.74)%
Delaware VIPT U.S. Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.65       8.13         611        4,966  (30.27)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.64       8.08         405        3,272  (30.56)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(8)
----------------------------------------------------------------------------
American Funds Growth-Income Class 2                                 1.22%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
American Funds International Class 2                                 1.17%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Delaware VIPT Emerging Markets                                       1.57%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)
Delaware VIPT High Yield                                             9.31%
  Lincoln Choice Plus (1.40% Fee Rate)
Delaware VIPT High Yield Service Class                              10.14%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Delaware VIPT Value                                                  1.54%
  Lincoln Choice Plus (1.40% Fee Rate)
Delaware VIPT Value Service Class                                    1.37%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Delaware VIPT REIT                                                   1.69%
  Lincoln Choice Plus (1.40% Fee Rate)
Delaware VIPT REIT Service Class                                     1.60%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Delaware VIPT Select Growth                                            --
  Lincoln Choice Plus (1.40% Fee Rate)
Delaware VIPT Select Growth Service Class                              --
  Lincoln Choice Plus Access (1.65% Fee Rate)
Delaware VIPT Small Cap Value                                        0.47%
  Lincoln Choice Plus (1.40% Fee Rate)
Delaware VIPT Small Cap Value Service Class                          0.31%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Delaware VIPT Social Awareness                                       0.34%
  Lincoln Choice Plus (1.40% Fee Rate)
Delaware VIPT Social Awareness Service Class                         0.18%
  Lincoln Choice Plus Access (1.65% Fee Rate)
Delaware VIPT Trend                                                    --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
Delaware VIPT Trend Service Class                                      --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(5)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Delaware VIPT U.S. Growth Service Class                              0.20%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                  Unit Value Unit Value
                                                                  Beginning  End of     Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(7)
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                           $10.95     $ 9.75         726   $     7,082  (10.93)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     10.94       9.72       2,932        28,489  (11.17)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   10.02       9.98         234         2,335   (0.48)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.94       9.71       8,210        79,721  (11.23)%
Fidelity VIP Equity-Income
  Lincoln Choice Plus (1.40% Fee Rate)                               10.12       8.29     193,458     1,603,655  (18.10)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           10.12       8.29       4,404        36,509  (18.10)%
Fidelity VIP Equity-Income Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.11       9.07      13,842       125,540  (18.37)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.12       8.25      14,332       118,231  (18.52)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.10       9.02      11,251       101,530  (18.69)%
Fidelity VIP Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                7.62       5.25     194,722     1,022,304  (31.08)%
Fidelity VIP Growth Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.78       8.07       1,884        15,208  (31.48)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.74       4.62       7,363        34,038  (31.44)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.77       8.04         535         4,302  (31.67)%
Fidelity VIP Growth Opportunities
  Lincoln Choice Plus (1.40% Fee Rate)                                7.88       6.07      16,266        98,809  (22.94)%
Fidelity VIP Growth Opportunities Service Class 2
  Lincoln Choice Plus Access (1.90% Fee Rate)                        11.33       5.45       4,581        24,994  (51.88)%
Fidelity VIP Overseas
  Lincoln Choice Plus (1.40% Fee Rate)                                7.23       5.69     230,779     1,312,242  (21.39)%
Fidelity VIP Overseas Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.91       8.54       1,378        11,766  (21.75)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.66       5.21     202,363     1,054,434  (21.78)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.90       8.49         222         1,888  (22.08)%
Janus Aspen Series Mid Cap Growth Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.40       8.07       1,211         9,767  (29.21)%
Janus Aspen Series Balanced Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.67       9.81       6,019        59,077   (8.04)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     10.66       9.78       1,119        10,943   (8.28)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.66       9.77       1,577        15,411   (8.33)%
Janus Aspen Series Worldwide Growth Service Shares
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.51       8.39         188         1,575  (27.15)%
Liberty VIT Newport Tiger
  Lincoln Choice Plus (1.40% Fee Rate)                                7.46       6.11      21,696       132,620  (18.12)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         6.61       5.40       5,556        30,008  (18.33)%
Lincoln VIPT Bond
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)            11.84      12.86     930,105    11,961,004    8.63%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                  11.84      12.86       4,508        57,976    8.63%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     11.39      12.34     141,993     1,752,270    8.35%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(1)                   10.06      10.30      92,930       957,442    2.38%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.12      10.96      42,513       465,980    8.33%
Lincoln VIPT Capital Appreciation
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.63       8.37          18           150  (28.06)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.62       8.34       1,826        15,231  (28.24)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(4)                   11.09      10.16       1,742        17,712   (8.36)%
Lincoln VIPT Global Asset Allocation
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.97       9.48          24           227  (13.54)%
Lincoln VIPT International
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.03       9.66         515         4,982  (12.36)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.03       9.66         237         2,287  (12.39)%
Lincoln VIPT Money Market
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)            10.57      10.56     733,810     7,752,708    0.00%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                  10.57      10.56       2,306        24,365    0.00%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.45      10.42      48,930       510,085   (0.25)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   10.00       9.99      14,829       148,144   (0.07)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.02       9.99       7,862        78,546   (0.32)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(8)
----------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                              0.24%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Fidelity VIP Equity-Income                                           1.29%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
Fidelity VIP Equity-Income Service Class 2                           0.81%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Fidelity VIP Growth                                                  0.24%
  Lincoln Choice Plus (1.40% Fee Rate)
Fidelity VIP Growth Service Class 2                                  0.12%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Fidelity VIP Growth Opportunities                                    1.05%
  Lincoln Choice Plus (1.40% Fee Rate)
Fidelity VIP Growth Opportunities Service Class 2                    0.68%
  Lincoln Choice Plus Access (1.90% Fee Rate)
Fidelity VIP Overseas                                                0.31%
  Lincoln Choice Plus (1.40% Fee Rate)
Fidelity VIP Overseas Service Class 2                                0.05%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Janus Aspen Series Mid Cap Growth Service Shares                       --
  Lincoln Choice Plus II (1.40% Fee Rate)
Janus Aspen Series Balanced Service Shares                           4.87%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Janus Aspen Series Worldwide Growth Service Shares                   0.40%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Liberty VIT Newport Tiger                                            1.59%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
Lincoln VIPT Bond                                                    6.06%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Lincoln VIPT Capital Appreciation                                      --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(4)
Lincoln VIPT Global Asset Allocation                                 0.92%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Lincoln VIPT International                                           1.31%
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Lincoln VIPT Money Market                                            1.38%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                  Unit Value Unit Value
                                                                  Beginning  End of     Units                  Total
Subaccount                                                        of Period  Period     Outstanding Net Assets Return(7)
-------------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                           $11.90     $ 8.23         397   $    3,262  (30.85)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.89       8.19          74          605  (31.12)%
MFS VIT Emerging Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                5.98       3.90     119,005      464,714  (34.68)%
MFS VIT Emerging Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.14       7.90         690        5,455  (34.92)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      5.32       3.46       7,872       27,253  (34.95)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   10.71      10.20         282        2,880   (4.78)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.13       7.88         301        2,372  (35.07)%
MFS VIT Research
  Lincoln Choice Plus (1.40% Fee Rate)                                7.40       5.51      78,917      434,831  (25.59)%
MFS VIT Research Service Class
  Lincoln Choice Plus Access (1.90% Fee Rate)                        11.37       5.04       6,792       34,240  (55.69)%
MFS VIT Total Return
  Lincoln Choice Plus (1.40% Fee Rate)                               11.08      10.36     462,210    4,789,218   (6.49)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           11.08      10.36       1,141       11,827   (6.49)%
MFS VIT Total Return Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.65       9.93      30,965      307,441   (6.73)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.95      10.20      55,611      567,026   (6.90)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                   10.59      10.40       1,330       13,828   (1.84)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.64       9.89      20,223      199,974   (7.02)%
MFS VIT Utilities
  Lincoln Choice Plus (1.40% Fee Rate)                                8.09       6.17     159,645      984,246  (23.83)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)            8.09       6.17       1,822       11,234  (23.83)%
MFS VIT Utilities Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                             9.85       7.48       1,202        8,985  (24.13)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.35       5.58      20,717      115,546  (24.16)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)                   10.97      11.38       6,823       77,653    3.78%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                     9.85       7.46       1,035        7,718  (24.26)%
NB AMT Mid-Cap Growth
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.01       8.36       3,981       33,289  (30.44)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     12.01       8.32         835        6,944  (30.73)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   10.26       9.95         555        5,525   (3.01)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.00       8.31       2,984       24,782  (30.80)%
NB AMT Regency
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.15       9.79         102          998  (12.19)%
Putnam VT Growth & Income Class IB
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.87       8.68         928        8,057  (20.16)%
Putnam VT Health Sciences Class IB
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.58       8.31         140        1,162  (21.44)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.57       8.27       7,182       59,405  (21.74)%
Scudder VIT EAFE Equity Index
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.61       8.19         930        7,611  (22.82)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   10.43      10.42         105        1,089   (0.12)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.60       8.16          20          164  (22.96)%
Scudder VIT Equity 500 Index
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             8.14       6.23     197,753    1,232,460  (23.40)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                   8.14       6.23     103,888      647,461  (23.40)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.76       5.93      24,734      146,730  (23.59)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   10.75      10.46         101        1,058   (2.74)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.28       8.60         474        4,078  (23.78)%
Scudder VIT Small Cap Index
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.13       9.47       7,986       75,638  (21.91)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     12.12       9.44         279        2,632  (22.13)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.12       9.42       1,078       10,161  (22.22)%
FTVIPT Franklin Mutual Shares Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                               11.64      10.12     115,354    1,167,287  (13.04)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                        11.43       9.91      32,658      323,709  (13.26)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(8)
----------------------------------------------------------------------------
MFS VIT Capital Opportunities Service Class                            --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
MFS VIT Emerging Growth                                                --
  Lincoln Choice Plus (1.40% Fee Rate)
MFS VIT Emerging Growth Service Class                                  --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
MFS VIT Research                                                     0.26%
  Lincoln Choice Plus (1.40% Fee Rate)
MFS VIT Research Service Class                                       0.11%
  Lincoln Choice Plus Access (1.90% Fee Rate)
MFS VIT Total Return                                                 1.50%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
MFS VIT Total Return Service Class                                   1.11%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
MFS VIT Utilities                                                    2.80%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
MFS VIT Utilities Service Class                                      2.47%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(2)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
NB AMT Mid-Cap Growth                                                  --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
NB AMT Regency                                                       0.23%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Putnam VT Growth & Income Class IB                                   1.67%
  Lincoln Choice Plus II (1.40% Fee Rate)
Putnam VT Health Sciences Class IB                                     --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Scudder VIT EAFE Equity Index                                        2.14%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Scudder VIT Equity 500 Index                                         1.49%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
Scudder VIT Small Cap Index                                          3.45%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
FTVIPT Franklin Mutual Shares Securities Class 2                     1.01%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                  Unit Value Unit Value
                                                                  Beginning  End of     Units                  Total
Subaccount                                                        of Period  Period     Outstanding Net Assets Return(7)
-------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)           $ 7.70     $ 5.42     148,472   $  804,298  (29.68)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                   7.70       5.42       1,667        9,029  (29.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.70       4.70       3,366       15,827  (29.85)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   11.85      11.54          79          914   (2.62)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.30       8.64       7,118       61,523  (29.72)%
FTVIPT Templeton Foreign Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                                8.71       6.99     242,101    1,692,893  (19.70)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)            8.71       6.99         468        3,272  (19.70)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         7.99       6.40      15,906      101,849  (19.90)%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)            10.23       8.22      25,272      207,838  (19.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      9.91       7.94         994        7,892  (19.82)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)                   10.81      10.59          52          550   (2.02)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.17       8.94       1,270       11,358  (19.99)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(8)
----------------------------------------------------------------------------
FTVIPT Franklin Small Cap Class 2                                    0.26%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
FTVIPT Templeton Foreign Securities Class 2                          4.12%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
FTVIPT Templeton Growth Securities Class 2                           2.15%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)

(1) Reflects less than a full year of activity. Funds were first received in this option on 11/14/02.
(2) Reflects less than a full year of activity. Funds were first received in this option on 11/15/02.
(3) Reflects less than a full year of activity. Funds were first received in this option on 11/22/02.
(4) Reflects less than a full year of activity. Funds were first received in this option on 11/29/02.
(5) Reflects less than a full year of activity. Funds were first received in this option on 12/05/02.
(6) Reflects less than a full year of activity. Funds were first received in this option on 12/11/02.
(7) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(8) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. Investment income ratios are not annualized.

Lincoln New York Account N For Variable Annuities

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Lincoln Choice Plus (1.40% Fee Rate)                                 $ 9.23     $ 6.99     127,878   $  893,288  (24.35)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      12.13         100        1,213   21.34%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            7.92       5.98      13,056       78,038  (24.54)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      12.12         100        1,212   21.25%
AIM V.I. Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.33       5.43     211,566    1,148,987  (34.81)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               8.33       5.43       5,558       30,183  (34.81)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.13         100        1,113   11.34%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            7.36       4.79      12,366       59,195  (34.97)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      11.13         100        1,113   11.25%
AIM V.I. Growth Class II
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.14         100        1,119   11.38%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.13         100        1,118   11.29%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)                     10.00      11.62         100        1,162   16.22%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.12         100        1,118   11.20%
  Lincoln Choice Plus II II L-Share (1.70% Fee Rate)(1)                 10.00      11.13         100        1,118   11.28%
  Lincoln Choice Plus II II L-Share (1.95% Fee Rate)(1)                 10.00      11.12         100        1,117   11.19%
AIM V.I. International Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.98       6.77      54,842      371,351  (24.60)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      10.62         100        1,062    6.19%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.04       6.05       1,047        6,333  (24.78)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      10.61         100        1,061    6.14%
AIM V.I. International Growth Class II
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.62         100        1,066    6.21%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.61         100        1,066    6.13%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)                     10.00      11.23          96        1,082   12.29%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      10.61         100        1,066    6.08%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.61         100        1,066    6.12%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.60         100        1,066    6.04%
AIM V.I. Premier Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.97       7.74     235,339    1,820,511  (13.78)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.32         100        1,132   13.18%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.49       7.30      61,090      445,865  (14.00)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      11.31         100        1,131   13.10%
AIM V.I. Premier Equity Class II
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.32         100        1,136   13.24%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.32         100        1,137   13.16%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)                     10.00      11.85          95        1,133   18.46%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.31         100        1,136   13.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.31         100        1,136   13.15%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.31         100        1,137   13.06%
ABVPSF Growth Class B
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.01       6.78      96,616      655,525  (24.71)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.97         100        1,197   19.73%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.05       6.04       1,503        9,086  (24.90)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      11.96         100        1,196   19.65%
ABVPSF Growth and Income Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               10.68      10.55     230,065    2,426,377   (1.24)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      11.32         100        1,132   13.21%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.47      10.32      60,451      623,713   (1.49)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.31         100        1,131   13.12%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.32         100        1,132   13.22%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.31         100        1,131   13.13%
ABVPSF Premier Growth Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                8.60       7.01     237,867    1,666,558  (18.55)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      11.95         100        1,195   19.52%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                             --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
AIM V.I. Growth                                                         0.31%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
AIM V.I. Growth Class II                                                0.25%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II II L-Share (1.95% Fee Rate)(1)
AIM V.I. International Growth                                           0.36%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
AIM V.I. International Growth Class II                                  0.36%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
AIM V.I. Premier Equity                                                 0.19%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
AIM V.I. Premier Equity Class II                                        0.14%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
ABVPSF Growth Class B                                                   0.05%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
ABVPSF Growth and Income Class B                                        0.49%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
ABVPSF Premier Growth Class B                                             --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)

Lincoln New York Account N For Variable Annuities

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)       $ 7.73     $ 6.28      52,595   $  330,370  (18.75)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.94         100        1,194   19.43%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.95         100        1,195   19.53%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.95         100        1,195   19.46%
ABVPSF Small Cap Value Class B
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.89         100        1,191   18.86%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.88         100        1,193   18.77%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.88         100        1,193   18.77%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.87         100        1,193   18.68%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.88         100        1,193   18.76%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.87         100        1,193   18.67%
ABVPSF Technology Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                7.67       5.64     163,442      921,846  (26.49)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      12.87         100        1,287   28.74%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         6.64       4.87      33,799      164,642  (26.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      12.86         100        1,286   28.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.88         100        1,288   28.77%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.87         100        1,287   28.68%
American Funds Global Small Capitalization Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                8.45       7.26      21,405      155,369  (14.09)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      12.50         100        1,250   25.02%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.24       7.06       5,674       40,074  (14.30)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      12.49         100        1,249   24.94%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.51         100        1,251   25.07%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.50         100        1,250   24.98%
American Funds Growth Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                9.93       8.01     350,155    2,806,011  (19.29)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      12.31         100        1,231   23.14%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.97       7.22      59,179      427,509  (19.50)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      12.31         100        1,231   23.06%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.32         100        1,232   23.16%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.31         100        1,231   23.08%
American Funds Growth-Income Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               10.42      10.53     365,911    3,854,573    1.13%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      11.31         100        1,131   13.15%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.44      10.53      42,792      450,551    0.88%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.31         100        1,131   13.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.32         100        1,132   13.16%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.31         100        1,131   13.08%
American Funds International Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                8.59       6.79     114,239      775,315  (21.00)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      10.84         100        1,084    8.40%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         7.83       6.17      59,963      369,933  (21.20)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      10.83         100        1,083    8.34%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.84         100        1,084    8.41%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.83         100        1,083    8.34%
Delaware VIPT Emerging Markets
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.85       9.19       1,438       13,233    3.82%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.42         100        1,142   14.23%
Delaware VIPT Emerging Markets Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        8.27       8.57         200        1,714    3.62%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.26       8.54       1,123        9,614    3.37%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      11.42         100        1,142   14.18%
Delaware VIPT High Yield
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.05       8.56     120,756    1,033,988   (5.43)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      10.33         100        1,033    3.29%
Delaware VIPT High Yield Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.32         100        1,032    3.17%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.31         100        1,031    3.09%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.96       8.45         200        1,691   (5.69)%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
ABVPSF Small Cap Value Class B                                            --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
ABVPSF Technology Class B                                                 --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
American Funds Global Small Capitalization Class 2                      0.76%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
American Funds Growth Class 2                                           0.45%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
American Funds Growth-Income Class 2                                    1.61%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
American Funds International Class 2                                    0.78%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Delaware VIPT Emerging Markets                                          0.31%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT Emerging Markets Service Class                            0.29%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
Delaware VIPT High Yield                                                2.19%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT High Yield Service Class                                  4.33%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)       $ 8.96     $ 8.42      39,441   $  332,285   (5.93)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      10.30         100        1,030    3.03%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.31         100        1,031    3.08%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.30         100        1,030    3.02%
Delaware VIPT Value
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.28      10.69      55,334      591,591   (5.22)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.10         100        1,110   11.04%
Delaware VIPT Value Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.11         100        1,111   11.08%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.10         100        1,110   10.99%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.57      10.95         200        2,190   (5.41)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        11.56      10.91      10,139      110,653   (5.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.09         100        1,109   10.91%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.10         100        1,110   10.98%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.09         100        1,109   10.90%
Delaware VIPT REIT
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.69      12.54      34,738      435,560    7.28%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      10.71         100        1,071    7.12%
Delaware VIPT REIT Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.71         100        1,071    7.13%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.70         100        1,070    7.04%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     10.72      11.49         200        2,297    7.14%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.71      11.45      11,066      126,706    6.87%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      10.70         100        1,070    6.97%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.70         100        1,070    7.03%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.70         100        1,070    6.97%
Delaware VIPT Select Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.92       6.70     131,660      882,251  (24.85)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      12.22         100        1,222   22.22%
Delaware VIPT Select Growth Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        7.51       5.62         200        1,124  (25.13)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            7.50       5.60       4,524       25,374  (25.31)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      12.22         100        1,222   22.22%
Delaware VIPT Small Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.58      12.78      87,165    1,113,536   10.29%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.80         100        1,180   18.03%
Delaware VIPT Small Cap Value Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.81         100        1,181   18.10%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.80         100        1,180   18.00%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.86      13.06         200        2,613   10.13%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        11.85      13.02      13,401      174,462    9.86%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.79         100        1,179   17.89%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.80         100        1,180   18.00%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.79         100        1,179   17.91%
Delaware VIPT Social Awareness
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.35       8.34       8,716       72,738  (10.77)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.53         100        1,153   15.34%
Delaware VIPT Social Awareness Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        8.80       7.83         200        1,565  (11.03)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.79       7.80      10,077       78,622  (11.25)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      11.53         100        1,153   15.27%
Delaware VIPT Trend
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.26       7.73     170,057    1,314,273  (16.52)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               9.26       7.73       2,089       16,144  (16.52)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      12.79         100        1,279   27.93%
Delaware VIPT Trend Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      12.80         100        1,280   28.03%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      12.79         100        1,279   27.94%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Delaware VIPT Value                                                     0.12%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT Value Service Class                                       0.01%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Delaware VIPT REIT                                                      0.88%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT REIT Service Class                                        0.17%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Delaware VIPT Select Growth                                               --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT Select Growth Service Class                                 --
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
Delaware VIPT Small Cap Value                                           0.39%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT Small Cap Value Service Class                             0.19%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Delaware VIPT Social Awareness                                          0.03%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT Social Awareness Service Class                            0.02%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
Delaware VIPT Trend                                                       --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Delaware VIPT Trend Service Class                                         --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)

Lincoln New York Account N For Variable Annuities

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                    $ 7.76     $ 6.45         200   $    1,289  (16.94)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         7.75       6.42      52,095      334,606  (17.16)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      12.78         100        1,278   27.81%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.79         100        1,279   27.93%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.78         100        1,278   27.85%
Delaware VIPT U.S. Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.65         100        1,169   16.53%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.64         100        1,169   16.43%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.64         100        1,169   16.43%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.63         100        1,171   16.35%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.64         100        1,169   16.43%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.63         100        1,169   16.34%
Fidelity VIP Contrafund Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.95         100        1,099    9.48%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.94         100        1,099    9.39%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      10.94         100        1,099    9.39%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      10.93         100        1,099    9.32%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.94         100        1,099    9.38%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.93         100        1,098    9.30%
Fidelity VIP Equity-Income
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.80      10.12     103,782    1,050,453   (6.28)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              10.80      10.12       5,841       59,119   (6.28)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.11         100        1,111   11.05%
Fidelity VIP Equity-Income Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.11         100        1,111   11.09%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.10         100        1,110   10.99%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     10.88      10.16         200        2,032   (6.57)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.86      10.12       6,423       65,058   (6.80)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.09         100        1,109   10.91%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.10         100        1,110   10.99%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.09         100        1,109   10.90%
Fidelity VIP Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.38       7.62     183,131    1,394,997  (18.80)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.78         100        1,178   17.80%
Fidelity VIP Growth Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.78         100        1,178   17.83%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.78         100        1,178   17.76%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.36       6.76         200        1,353  (19.12)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.35       6.74       6,662       44,929  (19.33)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.77         100        1,177   17.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.77         100        1,177   17.73%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.77         100        1,177   17.66%
Fidelity VIP Growth Opportunities
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.34       7.88      15,782      124,398  (15.62)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.35         100        1,135   13.49%
Fidelity VIP Growth Opportunities Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        8.49       7.14         200        1,427  (15.93)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.48       7.11       3,908       27,818  (16.15)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      11.33         100        1,133   13.34%
Fidelity VIP Overseas
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.31       7.23      23,408      169,325  (22.27)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      10.90         100        1,090    9.03%
Fidelity VIP Overseas Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.91         100        1,091    9.10%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.90         100        1,090    9.01%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.61       6.69         200        1,337  (22.32)%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Delaware VIPT U.S. Growth Service Class                                   --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Fidelity VIP Contrafund Service Class 2                                   --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Fidelity VIP Equity-Income                                              0.83%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Fidelity VIP Equity-Income Service Class 2                              0.29%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Fidelity VIP Growth                                                     0.04%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Fidelity VIP Growth Service Class 2                                     0.01%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Fidelity VIP Growth Opportunities                                       0.25%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Fidelity VIP Growth Opportunities Service Class 2                       0.12%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
Fidelity VIP Overseas                                                   2.15%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
Fidelity VIP Overseas Service Class 2                                   0.93%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)       $ 8.60     $ 6.66       6,188   $   41,269  (22.52)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      10.89         100        1,089    8.94%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.90         100        1,090    9.00%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.89         100        1,089    8.92%
Janus Aspen Series Mid Cap Growth Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.40         100        1,144   13.96%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.39         100        1,144   13.86%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.39         100        1,144   13.86%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.38         100        1,143   13.77%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.38         100        1,143   13.85%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.38         100        1,143   13.77%
Janus Aspen Series Balanced Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.67         100        1,071    6.70%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.66         100        1,071    6.62%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      10.66         100        1,071    6.62%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      10.65         100        1,072    6.55%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.66         100        1,071    6.59%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.65         100        1,069    6.52%
Janus Aspen Series Worldwide Growth Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.52         100        1,156   15.22%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.51         100        1,156   15.13%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.51         100        1,156   15.13%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.50         100        1,158   15.04%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.51         100        1,156   15.12%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.50         100        1,155   15.03%
Liberty VIT Newport Tiger
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.29       7.46      12,747       95,186  (19.63)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      12.01         100        1,201   20.06%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.25       6.61       3,487       23,061  (19.84)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      12.00         100        1,200   20.00%
Lincoln VIPT Aggressive Growth
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      12.42         100        1,247   24.22%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      12.41         100        1,247   24.14%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      12.41         100        1,246   24.14%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      12.41         100        1,247   24.05%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.41         100        1,247   24.12%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.40         100        1,245   24.03%
Lincoln VIPT Bond
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               11.00      11.84     380,988    4,510,399    7.63%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.00      11.84       5,987       70,873    7.63%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      10.12         100        1,012    1.17%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.61      11.39     129,227    1,471,800    7.36%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      10.11         100        1,011    1.13%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.12         100        1,012    1.18%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.11         100        1,011    1.12%
Lincoln VIPT Capital Appreciation
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.63         100        1,168   16.32%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.62         100        1,167   16.24%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.62         100        1,167   16.24%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.62         100        1,168   16.15%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.62         100        1,167   16.22%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.61         100        1,167   16.14%
Lincoln VIPT Global Asset Allocation
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.98         100        1,102    9.78%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.97         100        1,102    9.68%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)                     10.00      11.38          94        1,070   13.79%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      10.96         100        1,101    9.62%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.97         100        1,102    9.68%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.96         100        1,101    9.59%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Janus Aspen Series Mid Cap Growth Service Shares                          --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Janus Aspen Series Balanced Service Shares                              0.88%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Janus Aspen Series Worldwide Growth Service Shares                      0.08%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Liberty VIT Newport Tiger                                               1.21%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
Lincoln VIPT Aggressive Growth                                            --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Lincoln VIPT Bond                                                       7.57%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Lincoln VIPT Capital Appreciation                                         --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Lincoln VIPT Global Asset Allocation                                    0.42%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)

Lincoln New York Account N For Variable Annuities

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT International
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                           $10.00     $11.04         100   $    1,108   10.35%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.03         100        1,108   10.26%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.03         100        1,108   10.26%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.02         100        1,107   10.18%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.03         100        1,108   10.25%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.02         100        1,105   10.16%
Lincoln VIPT Money Market
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               10.30      10.57     820,940    8,673,367    2.57%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                     10.30      10.57       3,060       32,329    2.57%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      10.02         100        1,002    0.21%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)(3)                                                  10.22      10.44          --           --    2.13%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.21      10.45     626,583    6,548,255    2.32%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      10.02         100        1,002    0.17%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.02         100        1,002    0.22%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.02         100        1,002    0.16%
Lincoln VIPT Social Awareness
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.52         100        1,157   15.21%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.51         100        1,156   15.12%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)                     10.00      12.11          95        1,153   21.07%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.50         100        1,156   15.03%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.51         100        1,156   15.11%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.50         100        1,156   15.03%
MFS VIT Capital Opportunities -- Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.90         100        1,195   19.03%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.89         100        1,195   18.94%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.89         100        1,194   18.94%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.88         100        1,194   18.85%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.89         100        1,194   18.93%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.88         100        1,194   18.84%
MFS VIT Emerging Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.12       5.98     111,475      666,456  (34.41)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      12.13         100        1,213   21.35%
MFS VIT Emerging Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      12.14         100        1,214   21.44%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      12.14         100        1,214   21.36%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.17       5.34         200        1,067  (34.69)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.16       5.32       8,124       43,243  (34.86)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      12.13         100        1,213   21.25%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.13         100        1,213   21.34%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.13         100        1,213   21.27%
MFS VIT Research
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.54       7.40      76,081      563,353  (22.35)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      11.38         100        1,138   13.76%
MFS VIT Research Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        8.83       6.83         200        1,366  (22.63)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.82       6.81       6,825       46,471  (22.83)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      11.37         100        1,137   13.72%
MFS VIT Total Return
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.21      11.08     227,270    2,518,240   (1.15)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              11.21      11.08       1,498       16,596   (1.15)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      10.64         100        1,064    6.45%
MFS VIT Total Return Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.65         100        1,065    6.45%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.64         100        1,064    6.36%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.15      10.99         200        2,198   (1.37)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        11.13      10.95      32,175      352,403   (1.62)%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
Lincoln VIPT International                                              0.95%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Lincoln VIPT Money Market                                               3.52%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Lincoln VIPT Social Awareness                                           0.72%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(2)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
MFS VIT Capital Opportunities -- Service Class                            --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
MFS VIT Emerging Growth                                                   --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
MFS VIT Emerging Growth Service Class                                     --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
MFS VIT Research                                                        0.01%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
MFS VIT Research Service Class                                            --
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
MFS VIT Total Return                                                    1.38%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
MFS VIT Total Return Service Class                                      0.70%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)

Lincoln New York Account N For Variable Annuities

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)    $10.00     $10.63         100   $    1,063    6.31%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.64         100        1,064    6.35%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.63         100        1,063    6.28%
MFS VIT Utilities
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.83       8.09     176,273    1,426,797  (25.26)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00       9.86         100          986   (1.39)%
MFS VIT Utilities Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00       9.85         100          985   (1.46)%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00       9.85         100          985   (1.51)%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      9.91       7.38         200        1,476  (25.53)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         9.90       7.35      17,852      131,314  (25.72)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00       9.84         100          984   (1.58)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00       9.85         100          985   (1.54)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00       9.84         100          984   (1.59)%
NB AMT Mid-Cap Growth
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      12.01         100        1,205   20.13%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      12.01         100        1,206   20.05%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      12.01         100        1,206   20.05%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      12.00         100        1,205   19.97%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.00         100        1,205   20.03%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.00         100        1,206   19.95%
NB AMT Regency
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      11.16         100        1,120   11.61%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      11.15         100        1,120   11.53%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      11.15         100        1,120   11.53%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      11.15         100        1,121   11.46%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.15         100        1,120   11.52%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.14         100        1,119   11.45%
Putnam VT Growth & Income Class IB
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.87         100        1,092    8.71%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.86         100        1,091    8.62%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      10.86         100        1,091    8.62%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      10.86         100        1,092    8.56%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.86         100        1,091    8.61%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.85         100        1,090    8.53%
Putnam VT Health Sciences Class IB
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.58         100        1,061    5.76%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.57         100        1,062    5.67%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      10.57         100        1,062    5.67%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      10.56         100        1,061    5.60%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.57         100        1,062    5.66%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.56         100        1,061    5.57%
Scudder VIT EAFE Equity Index
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                            10.00      10.61         100        1,064    6.07%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      10.60         100        1,065    5.98%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      10.60         100        1,065    5.98%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      10.59         100        1,064    5.92%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      10.60         100        1,065    5.97%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      10.59         100        1,064    5.88%
Scudder VIT Equity 500 Index
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                9.40       8.14     132,198    1,075,576  (13.40)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                      9.40       8.14     118,175      961,456  (13.40)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      11.28         100        1,128   12.81%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.99       7.76      12,944      100,488  (13.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.27         100        1,127   12.73%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.28         100        1,128   12.81%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.27         100        1,127   12.73%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
MFS VIT Utilities                                                       2.86%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
MFS VIT Utilities Service Class                                         1.76%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
NB AMT Mid-Cap Growth                                                     --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
NB AMT Regency                                                            --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Putnam VT Growth & Income Class IB                                        --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Putnam VT Health Sciences Class IB                                        --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Scudder VIT EAFE Equity Index                                             --
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
Scudder VIT Equity 500 Index                                            2.75%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)

Lincoln New York Account N For Variable Annuities

                                                                     Unit Value Unit Value
                                                                     Beginning  End of     Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
  Lincoln Choice Plus II (1.40% Fee Rate)(1)                           $10.00     $12.13        100     $  1,216    21.27%
  Lincoln Choice Plus II (1.65% Fee Rate)(1)                            10.00      12.12        100        1,217    21.19%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)                     10.00      12.12        100        1,217    21.19%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)                     10.00      12.11        100        1,217    21.10%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.12        100        1,217    21.17%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.11        100        1,217    21.09%
FTVIPT Franklin Mutual Shares Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.02      11.64     57,400      667,937     5.56%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      10.75        100        1,075     7.49%
  Lincoln Choice Plus Access (1.65% Fee Rate)                           10.85      11.43     22,677      259,128     5.29%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      10.74        100        1,074     7.45%
FTVIPT Franklin Small Cap Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                9.22       7.70     67,253      518,090   (16.43)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                      9.22       7.70      2,187       16,849   (16.43)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      12.30        100        1,230    22.95%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.04       6.70      2,757       18,481   (16.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      12.29        100        1,229    22.88%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      12.30        100        1,230    22.99%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      12.29        100        1,229    22.91%
FTVIPT Templeton Foreign Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.51       8.71     56,082      488,361   (17.17)%
  Lincoln Choice Plus (1.65% Fee Rate)(1)                               10.00      10.88        100        1,088     8.79%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            9.67       7.99     10,868       86,872   (17.38)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)                        10.00      10.87        100        1,087     8.73%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               10.51      10.23     11,634      119,081    (2.68)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                     10.51      10.23        628        6,430    (2.68)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)            10.00      11.17        100        1,117    11.71%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.20       9.91        200        1,981    (2.92)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)     10.00      11.16        100        1,116    11.64%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)                    10.00      11.17        100        1,117    11.73%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)                    10.00      11.16        100        1,116    11.63%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(4)
-------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                             0.64%
  Lincoln Choice Plus II (1.40% Fee Rate)(1)
  Lincoln Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(1)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
FTVIPT Franklin Mutual Shares Securities Class 2                        1.64%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
FTVIPT Franklin Small Cap Class 2                                       0.38%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)
FTVIPT Templeton Foreign Securities Class 2                             2.38%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)(1)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)(1)
FTVIPT Templeton Growth Securities Class 2                              2.02%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(1)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(1)

(1) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 9/21/2001.
(3) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. Investment income ratios are not annualized.

Lincoln New York Account N For Variable Annuities

A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                      Unit Value Unit Value
                                                                      Beginning  End of     Units                  Total
Subaccount                                                            of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Lincoln Choice Plus (1.40% Fee Rate)(1)                               $10.00     $ 9.23      43,962   $  405,947   (7.66)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       7.93         200        1,586  (20.70)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       7.92         200        1,584  (20.79)%
AIM V.I. Growth
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.33      51,188      426,435  (16.70)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       7.37         200        1,474  (26.30)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       7.36         200        1,472  (26.39)%
AIM V.I. International Growth
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.98      11,808      106,058  (10.20)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.05         200        1,610  (19.49)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.04         200        1,608  (19.58)%
AIM V.I. Premier Equity
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.97      70,289      630,653  (10.28)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.50         200        1,699  (15.05)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.49         200        1,697  (15.14)%
ABVPSF Growth Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.01      24,431      220,208   (9.88)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.06         200        1,611  (19.44)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.05         200        1,609  (19.53)%
ABVPSF Growth and Income Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      10.68      30,066      321,102    6.79%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.48         200        2,097    4.85%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      10.47         200        2,095    4.74%
ABVPSF Premier Growth Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.60      56,002      481,742  (13.98)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       7.74         200        1,548  (22.60)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       7.73         200        1,546  (22.69)%
ABVPSF Technology Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       7.67      77,193      592,319  (23.27)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       6.65         200        1,330  (33.49)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       6.64         200        1,329  (33.56)%
American Funds Global Small Capitalization Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.45       1,999       16,914  (15.53)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.25         200        1,650  (17.50)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.24         200        1,648  (17.59)%
American Funds Growth Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.93     104,573    1,038,365   (0.71)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.98         200        1,797  (10.17)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.97         200        1,795  (10.26)%
American Funds Growth-Income Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      10.42      31,378      326,873    4.16%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.45         200        2,089    4.47%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      10.44         200        2,087    4.37%
American Funds International Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.59      21,383      183,737  (14.09)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       7.84         200        1,568  (21.62)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       7.83         200        1,566  (21.71)%
Delaware VIPT Emerging Markets
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.85         814        7,223  (11.46)%
Delaware VIPT Emerging Markets Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.27         200        1,677  (17.31)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.26         200        1,652  (17.40)%
Delaware VIPT High Yield
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.05       5,841       52,909   (9.45)%

Lincoln New York Account N For Variable Annuities

                                                                      Unit Value Unit Value
                                                                      Beginning  End of     Units                  Total
Subaccount                                                            of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)    $10.00     $ 8.96        200     $  1,818   (10.36)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.96        200        1,791   (10.45)%
Delaware VIPT Value
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.28      9,479      106,935    12.80%
Delaware VIPT Value Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      11.57        200        2,343    15.74%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      11.56        200        2,312    15.62%
Delaware VIPT REIT
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.69      5,077       59,354    16.88%
Delaware VIPT REIT Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.72        200        2,170     7.21%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      10.71        200        2,142     7.10%
Delaware VIPT Select Growth
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.92     45,119      402,294   (10.84)%
Delaware VIPT Select Growth Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       7.51        200        1,526   (24.92)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       7.50        200        1,500   (25.00)%
Delaware VIPT Small Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.58      4,184       48,469    15.84%
Delaware VIPT Small Cap Value Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      11.86        200        2,400    18.61%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      11.85        200        2,369    18.47%
Delaware VIPT Social Awareness
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.35        200        1,888    (6.48)%
Delaware VIPT Social Awareness Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.80        200        1,759   (12.03)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.79        200        1,783   (12.12)%
Delaware VIPT Trend
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.26     65,788      609,025    (7.43)%
Delaware VIPT Trend Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       7.76        200        1,552   (22.39)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       7.75        200        1,575   (22.48)%
Fidelity VIP Equity-Income
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      10.80     19,521      210,832     8.00%
Fidelity VIP Equity-Income Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.88        200        2,175     8.75%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      10.86        200        2,199     8.63%
Fidelity VIP Growth
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.38     47,187      442,641    (6.19)%
Fidelity VIP Growth Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.36        200        1,672   (16.38)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.35        200        1,696   (16.47)%
Fidelity VIP Growth Opportunities
  Lincoln Choice Plus (1.40% Fee Rate)(2)                                10.00       9.34      3,895       36,383    (6.60)%
Fidelity VIP Growth Opportunities Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.49        200        1,698   (15.12)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.48        200        1,720   (15.22)%
Fidelity VIP Overseas
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.31      7,463       69,460    (6.95)%
Fidelity VIP Overseas Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.61        200        1,721   (13.94)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.60        200        1,744   (14.03)%
Liberty VIT Newport Tiger
  Lincoln Choice Plus (1.40% Fee Rate)(2)                                10.00       9.29      5,803       53,917    (7.13)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.26        200        1,652   (17.42)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.25        200        1,650   (17.51)%
Lincoln VIPT Bond
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.00     66,954      736,420     9.99%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.62        200        2,124     6.19%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      10.61        200        2,149     6.08%

Lincoln New York Account N For Variable Annuities

                                                                      Unit Value Unit Value
                                                                      Beginning  End of     Units                  Total
Subaccount                                                            of Period  Period     Outstanding Net Assets Return(3)
----------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Money Market
  Lincoln Choice Plus (1.40% Fee Rate)(1)                               $10.00     $10.30     339,773   $3,499,825    3.00%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.22         200        2,045    2.23%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      10.21         200        2,069    2.14%
MFS VIT Emerging Growth
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.12      36,727      334,780   (8.85%
MFS VIT Emerging Growth Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.17         200        1,634  (18.28)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.16         200        1,658  (18.37)%
MFS VIT Research
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.54      30,691      292,652   (4.65)%
MFS VIT Research Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.83         200        1,766  (11.72)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.82         200        1,789  (11.82)%
MFS VIT Total Return
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.21      29,780      333,795   12.09%
MFS VIT Total Return Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      11.15         200        2,229   11.45%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      11.13         200        2,254   11.33%
MFS VIT Utilities
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      10.83      42,189      456,897    8.30%
MFS VIT Utilities Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       9.91         200        1,982   (0.90)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       9.90         200        2,005   (1.01)%
Scudder VIT Equity 500 Index
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.40      21,256      199,744   (6.05)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       9.00         200        1,799  (10.03)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.99         200        1,798  (10.12)%
FTVIPT Franklin Mutual Shares Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.02       8,797       97,013   10.24%
  Lincoln Choice Plus (1.65% Fee Rate)(2)                                10.00      10.85         200        2,173    8.53%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.86         200        2,171    8.63%
FTVIPT Franklin Small Cap Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.22      15,518      143,067   (7.83)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       8.05         200        1,610  (19.50)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       8.04         200        1,608  (19.59)%
FTVIPT Templeton Foreign Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      10.51      19,408      204,051    5.12%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00       9.68         200        1,937   (3.15)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00       9.67         200        1,935   (3.25)%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      10.51       1,132       11,934    5.14%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(2)     10.00      10.22         200        2,043    2.15%
  Lincoln Choice Plus Access (1.65% Fee Rate)(2)                         10.00      10.20         200        2,041    2.04%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/22/2000.
(2) Reflects less than a full year of activity. Funds were first received in this option on 7/24/2000.
(3) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln New York Account N For Variable Annuities

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2004.

                                                      Aggregate   Aggregate
                                                      Cost of     Proceeds
   Subaccount                                         Purchases   from Sales
   -------------------------------------------------------------------------
   AIM V.I. Growth                                    $    21,771 $  367,712
   AIM V.I. Growth Class II                                73,145     38,808
   AIM V.I. International Growth                           68,737    109,409
   AIM V.I. International Growth Class II                 130,648     72,621
   AIM V.I. Premier Equity                                 23,598    376,088
   AIM V.I. Premier Equity Class II                        18,516     21,112
   ABVPSF Growth and Income Class B                     3,122,110  1,114,972
   ABVPSF Premier Growth Class B                          565,794    383,258
   ABVPSF Small Cap Value Class B                         654,525     55,232
   ABVPSF Technology Class B                              361,943    223,730
   American Century VP Inflation Protection Class 2     5,762,842     88,247
   American Funds Global Growth Class 2                   610,297      3,404
   American Funds Global Small Capitalization Class 2   1,873,805    480,317
   American Funds Growth Class 2                       16,029,563  2,720,934
   American Funds Growth-Income Class 2                18,165,684  2,857,946
   American Funds International Class 2                 5,982,700    989,504
   Delaware VIPT Diversified Income Service Class       3,037,023    125,205
   Delaware VIPT Emerging Markets Service Class           810,443     16,593
   Delaware VIPT High Yield                               818,216  1,958,559
   Delaware VIPT High Yield Service Class               4,401,632  1,916,688
   Delaware VIPT REIT                                     492,817    257,863
   Delaware VIPT REIT Service Class                     4,526,331    582,810
   Delaware VIPT Small Cap Value                        1,142,351  1,065,788
   Delaware VIPT Small Cap Value Service Class          3,045,815  1,138,440
   Delaware VIPT Trend                                    234,530    470,401
   Delaware VIPT Trend Service Class                    2,004,627    369,805
   Delaware VIPT U.S. Growth Service Class              1,997,101    391,637
   Delaware VIPT Value                                    142,318    107,531
   Delaware VIPT Value Service Class                    1,128,215    293,769
   Fidelity VIP Contrafund Service Class 2              4,108,603    331,266
   Fidelity VIP Equity-Income                             243,283    322,140
   Fidelity VIP Equity-Income Service Class 2           1,600,851    225,582
   Fidelity VIP Growth                                      5,117    402,498
   Fidelity VIP Growth Service Class 2                    921,175     88,892
   Fidelity VIP Overseas                                   90,925     63,080
   Fidelity VIP Overseas Service Class 2                1,793,140    276,816
   FTVIPT Franklin Small Cap Class 2                    1,287,665    659,118
   FTVIPT Templeton Growth Securities Class 2           1,406,809    202,724
   Janus Aspen Series Balanced Service Shares             945,787    561,682
   Janus Aspen Series Mid Cap Growth Service Shares     1,426,815     89,719
   Janus Aspen Series Worldwide Growth Service Shares      54,953     39,169
   Lincoln VIPT Aggressive Growth                          18,116     11,964
   Lincoln VIPT Aggressive Growth Service Class            80,185      7,354
   Lincoln VIPT Bond                                    9,664,437  5,745,853
   Lincoln VIPT Bond Service Class                     13,856,524  2,212,058
   Lincoln VIPT Capital Appreciation                      290,620     60,058
   Lincoln VIPT Capital Appreciation Service Class        156,510     99,058
   Lincoln VIPT Global Asset Allocation                   172,154        877
   Lincoln VIPT Global Asset Allocation Service Class      11,475      1,414
   Lincoln VIPT International                             951,625     75,898
   Lincoln VIPT International Service Class             2,981,793    386,562
   Lincoln VIPT Money Market                            5,450,340  6,077,248
   Lincoln VIPT Money Market Service Class              3,875,829  2,353,764
   Lincoln VIPT Social Awareness                          570,739     60,739
   Lincoln VIPT Social Awareness Service Class          1,839,695    224,926
   MFS VIT Capital Opportunities Service Class             86,002     12,661
   MFS VIT Emerging Growth                                 44,521    222,317
   MFS VIT Emerging Growth Service Class                  266,216    143,135
   MFS VIT Total Return                                   240,978    710,916
   MFS VIT Total Return Service Class                   2,596,883    579,394
   MFS VIT Utilities                                       70,881    271,791
   MFS VIT Utilities Service Class                        591,152    168,889
   NB AMT Mid-Cap Growth                                1,569,311    243,998
   NB AMT Regency                                       2,791,449    320,438
   Putnam VT Growth & Income Class IB                      22,833     24,292
   Putnam VT Health Sciences Class IB                      67,334     22,410
   Scudder VIT EAFE Equity Index                          242,853     41,135
   Scudder VIT EAFE Equity Index Service Class            869,777     54,315
   Scudder VIT Equity 500 Index                         2,755,514  1,002,032
   Scudder VIT Equity 500 Index Service Class           2,501,211    234,779
   Scudder VIT Small Cap Index                            572,452    114,321
   Scudder VIT Small Cap Index Service Class              562,576     25,563

Lincoln New York Account N For Variable Annuities

5. Investments
The following is a summary of investments owned at December 31, 2004.

                                                             Net
                                                   Shares    Asset
Subaccount                                         Owned     Value  Value of Shares Cost of Shares
--------------------------------------------------------------------------------------------------
AIM V.I. Growth                                       55,401 $16.05   $   889,189    $ 1,027,073
AIM V.I. Growth Class II                              10,464  15.93       166,693        142,447
AIM V.I. International Growth                         22,739  19.77       449,547        282,620
AIM V.I. International Growth Class II                 9,973  19.65       195,974        149,953
AIM V.I. Premier Equity                               74,425  21.30     1,585,243      1,769,867
AIM V.I. Premier Equity Class II                       4,558  21.18        96,540         80,033
ABVPSF Growth and Income Class B                     304,341  23.87     7,264,629      6,494,015
ABVPSF Premier Growth Class B                        112,741  23.11     2,605,435      2,696,255
ABVPSF Small Cap Value Class B                        75,803  16.79     1,272,728      1,011,917
ABVPSF Technology Class B                             86,742  15.08     1,308,067      1,514,322
American Century VP Inflation Protection Class 2     542,933  10.55     5,727,944      5,675,663
American Funds Global Growth Class 2                  38,135  17.23       657,068        607,014
American Funds Global Small Capitalization Class 2   181,013  17.02     3,080,849      2,402,880
American Funds Growth Class 2                        620,813  51.10    31,723,566     27,349,645
American Funds Growth-Income Class 2                 970,914  36.64    35,574,295     31,070,216
American Funds International Class 2                 783,929  15.79    12,378,231      9,688,342
Delaware VIPT Diversified Income Service Class       324,541   9.41     3,053,934      2,913,994
Delaware VIPT Emerging Markets Service Class          63,009  14.48       912,366        795,121
Delaware VIPT High Yield                             357,496   6.11     2,184,303      1,844,633
Delaware VIPT High Yield Service Class               991,660   6.10     6,049,124      5,463,617
Delaware VIPT REIT                                   149,336  19.08     2,849,322      1,883,965
Delaware VIPT REIT Service Class                     406,672  19.06     7,751,174      6,122,441
Delaware VIPT Small Cap Value                        115,906  30.45     3,529,345      2,485,931
Delaware VIPT Small Cap Value Service Class          146,583  30.39     4,454,672      3,562,818
Delaware VIPT Trend                                   67,449  30.73     2,072,693      1,691,938
Delaware VIPT Trend Service Class                    111,130  30.46     3,385,018      2,912,929
Delaware VIPT U.S. Growth Service Class              304,006   6.81     2,070,284      1,943,981
Delaware VIPT Value                                   42,584  18.46       786,103        643,661
Delaware VIPT Value Service Class                     92,690  18.43     1,708,279      1,494,566
Fidelity VIP Contrafund Service Class 2              208,116  26.35     5,483,852      4,860,284
Fidelity VIP Equity-Income                            85,981  25.37     2,181,337      1,848,327
Fidelity VIP Equity-Income Service Class 2            98,934  25.09     2,482,251      2,171,894
Fidelity VIP Growth                                   24,233  32.01       775,706        825,119
Fidelity VIP Growth Service Class 2                   49,431  31.64     1,563,992      1,474,261
Fidelity VIP Overseas                                 17,795  17.52       311,763        201,600
Fidelity VIP Overseas Service Class 2                121,012  17.39     2,104,407      1,866,455
FTVIPT Franklin Small Cap Class 2                    150,498  19.43     2,924,172      2,496,079
FTVIPT Templeton Growth Securities Class 2           235,786  12.83     3,025,141      2,519,730
Janus Aspen Series Balanced Service Shares            38,800  25.24       979,300        916,012
Janus Aspen Series Mid Cap Growth Service Shares      66,677  25.36     1,690,933      1,458,831
Janus Aspen Series Worldwide Growth Service Shares       916  26.62        24,378         22,761
Lincoln VIPT Aggressive Growth                         4,227   9.86        41,662         36,271
Lincoln VIPT Aggressive Growth Service Class           9,902   9.82        97,207         86,697
Lincoln VIPT Bond                                  1,795,687  12.97    23,282,884     23,283,918
Lincoln VIPT Bond Service Class                    1,024,003  12.97    13,277,229     13,430,983
Lincoln VIPT Capital Appreciation                     21,968  17.68       388,400        347,367
Lincoln VIPT Capital Appreciation Service Class       10,738  17.61       189,078        177,659
Lincoln VIPT Global Asset Allocation                  14,325  14.18       203,147        189,199
Lincoln VIPT Global Asset Allocation Service Class     2,368  14.18        33,565         29,592
Lincoln VIPT International                            84,572  16.30     1,378,859      1,169,085
Lincoln VIPT International Service Class             208,441  16.30     3,396,970      2,962,752
Lincoln VIPT Money Market                            552,142  10.00     5,521,419      5,521,419
Lincoln VIPT Money Market Service Class              259,897  10.00     2,598,966      2,598,966
Lincoln VIPT Social Awareness                         34,112  29.03       990,408        861,619
Lincoln VIPT Social Awareness Service Class           68,901  29.02     1,999,513      1,832,534
MFS VIT Capital Opportunities Service Class           13,871  13.48       186,974        158,285
MFS VIT Emerging Growth                               25,574  17.52       448,055        400,863
MFS VIT Emerging Growth Service Class                 20,451  17.37       355,238        311,207
MFS VIT Total Return                                 175,570  21.43     3,762,470      3,170,911
MFS VIT Total Return Service Class                   291,546  21.25     6,195,359      5,448,028
MFS VIT Utilities                                     74,359  20.45     1,520,639      1,267,533
MFS VIT Utilities Service Class                       60,572  20.32     1,230,820        961,437
NB AMT Mid-Cap Growth                                165,893  17.83     2,957,878      2,476,683
NB AMT Regency                                       214,481  14.79     3,172,168      2,785,702
Putnam VT Growth & Income Class IB                     4,140  25.44       105,323         85,417
Putnam VT Health Sciences Class IB                    16,453  11.73       192,989        171,527
Scudder VIT EAFE Equity Index                         34,250   9.54       326,745        276,044
Scudder VIT EAFE Equity Index Service Class          107,158   9.53     1,021,220        901,694
Scudder VIT Equity 500 Index                         529,344  12.73     6,738,556      5,783,486
Scudder VIT Equity 500 Index Service Class           225,674  12.72     2,870,571      2,642,392
Scudder VIT Small Cap Index                           80,341  14.35     1,152,899        925,969
Scudder VIT Small Cap Index Service Class             45,313  14.34       649,786        569,087

Lincoln New York Account N For Variable Annuities

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                   Units     Units     Net Increase
Subaccount                                         Issued    Redeemed  (Decrease)
-----------------------------------------------------------------------------------
AIM V.I. Growth                                        5,316  (76,073)    (70,757)
AIM V.I. Growth Class II                               6,556   (2,954)      3,602
AIM V.I. International Growth                          8,823  (13,387)     (4,564)
AIM V.I. International Growth Class II                 9,633   (5,007)      4,626
AIM V.I. Premier Equity                                2,836  (54,750)    (51,914)
AIM V.I. Premier Equity Class II                       1,462   (1,569)       (107)
ABVPSF Growth and Income Class B                     257,507 (105,252)    152,255
ABVPSF Premier Growth Class B                         65,382  (61,776)      3,606
ABVPSF Small Cap Value Class B                        41,041   (3,953)     37,088
ABVPSF Technology Class B                             66,528  (41,341)     25,187
American Century VP Inflation Protection Class 2     563,495  (23,215)    540,280
American Funds Global Growth Class 2                  59,026     (713)     58,313
American Funds Global Small Capitalization Class 2   165,669  (47,624)    118,045
American Funds Growth Class 2                      1,425,543 (325,890)  1,099,653
American Funds Growth-Income Class 2               1,497,201 (285,232)  1,211,969
American Funds International Class 2                 505,678 (121,682)    383,996
Delaware VIPT Diversified Income Service Class       294,897  (13,338)    281,559
Delaware VIPT Emerging Markets Service Class          68,576   (1,417)     67,159
Delaware VIPT High Yield                              55,039 (177,121)   (122,082)
Delaware VIPT High Yield Service Class               333,936 (160,981)    172,955
Delaware VIPT REIT                                    22,154  (13,008)      9,146
Delaware VIPT REIT Service Class                     300,445  (45,706)    254,739
Delaware VIPT Small Cap Value                         65,774  (63,321)      2,453
Delaware VIPT Small Cap Value Service Class          204,275  (77,478)    126,797
Delaware VIPT Trend                                   32,189  (55,289)    (23,100)
Delaware VIPT Trend Service Class                    154,197  (36,772)    117,425
Delaware VIPT U.S. Growth Service Class              182,482  (38,088)    144,394
Delaware VIPT Value                                   12,344   (9,344)      3,000
Delaware VIPT Value Service Class                     92,292  (26,024)     66,268
Fidelity VIP Contrafund Service Class 2              319,187  (26,159)    293,028
Fidelity VIP Equity-Income                            19,709  (28,024)     (8,315)
Fidelity VIP Equity-Income Service Class 2           124,070  (19,445)    104,625
Fidelity VIP Growth                                      363  (58,054)    (57,691)
Fidelity VIP Growth Service Class 2                   81,415   (6,869)     74,546
Fidelity VIP Overseas                                 11,032   (7,517)      3,515
Fidelity VIP Overseas Service Class 2                128,841  (21,980)    106,861
FTVIPT Franklin Small Cap Class 2                    143,285  (79,610)     63,675
FTVIPT Templeton Growth Securities Class 2           115,553  (17,945)     97,608
Janus Aspen Series Balanced Service Shares            82,908  (49,549)     33,359
Janus Aspen Series Mid Cap Growth Service Shares     120,749   (6,867)    113,882
Janus Aspen Series Worldwide Growth Service Shares     4,818   (3,952)        866
Lincoln VIPT Aggressive Growth                         1,440   (1,036)        404
Lincoln VIPT Aggressive Growth Service Class           6,488     (543)      5,945
Lincoln VIPT Bond                                    749,332 (449,640)    299,692
Lincoln VIPT Bond Service Class                    1,347,242 (245,624)  1,101,618
Lincoln VIPT Capital Appreciation                     23,840   (4,568)     19,272
Lincoln VIPT Capital Appreciation Service Class       12,978   (8,345)      4,633
Lincoln VIPT Global Asset Allocation                  14,228       (1)     14,227
Lincoln VIPT Global Asset Allocation Service Class       972      (84)        888
Lincoln VIPT International                            65,497   (5,015)     60,482
Lincoln VIPT International Service Class             219,455  (30,019)    189,436
Lincoln VIPT Money Market                            564,416 (605,500)    (41,084)
Lincoln VIPT Money Market Service Class              400,297 (249,830)    150,467
Lincoln VIPT Social Awareness                         44,234   (4,508)     39,726
Lincoln VIPT Social Awareness Service Class          147,026  (17,666)    129,360
MFS VIT Capital Opportunities Service Class            6,954     (902)      6,052
MFS VIT Emerging Growth                                9,554  (43,416)    (33,862)
MFS VIT Emerging Growth Service Class                 21,628  (12,466)      9,162
MFS VIT Total Return                                  17,085  (57,125)    (40,040)
MFS VIT Total Return Service Class                   222,438  (51,027)    171,411

Lincoln New York Account N For Variable Annuities

The change in units outstanding for the year ended December 31, 2004 is as follows:

                                               Units   Units     Net Increase
   Subaccount                                  Issued  Redeemed  (Decrease)
   --------------------------------------------------------------------------
   MFS VIT Utilities                             5,929  (28,466)   (22,537)
   MFS VIT Utilities Service Class              44,198  (12,268)    31,930
   NB AMT Mid-Cap Growth                       135,032  (21,245)   113,787
   NB AMT Regency                              198,447  (24,541)   173,906
   Putnam VT Growth & Income Class IB            1,700   (2,138)      (438)
   Putnam VT Health Sciences Class IB            6,525   (2,099)     4,426
   Scudder VIT EAFE Equity Index                17,876   (3,049)    14,827
   Scudder VIT EAFE Equity Index Service Class  65,722   (5,004)    60,718
   Scudder VIT Equity 500 Index                297,783 (120,206)   177,577
   Scudder VIT Equity 500 Index Service Class  206,938  (19,700)   187,238
   Scudder VIT Small Cap Index                  39,904   (7,971)    31,933
   Scudder VIT Small Cap Index Service Class    41,158   (1,988)    39,170

Lincoln New York Account N For Variable Annuities

The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                   Units     Units       Net Increase
Subaccount                                         Issued    Redeemed    (Decrease)
-------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          6,493   (150,286)   (143,793)
AIM V.I. Growth                                        5,564    (14,787)     (9,223)
AIM V.I. Growth Class II                              44,341    (35,594)      8,747
AIM V.I. International Growth                      1,739,334 (2,175,176)   (435,841)
AIM V.I. International Growth Class II                33,219    (29,598)      3,622
AIM V.I. Premier Equity                                8,302    (47,457)    (39,154)
AIM V.I. Premier Equity Class II                       5,279       (568)      4,711
ABVPSF Growth and Income Class B                     112,441    (90,021)     22,421
ABVPSF Growth Class B                                    281   (118,415)   (118,134)
ABVPSF Premier Growth Class B                         61,156    (56,877)      4,279
ABVPSF Small Cap Value Class B                        20,312     (1,203)     19,110
ABVPSF Technology Class B                             85,246    (30,641)     54,605
American Funds Global Small Capitalization Class 2   792,060 (1,035,379)   (243,320)
American Funds Growth Class 2                        974,678   (118,349)    856,328
American Funds Growth-Income Class 2                 867,351   (125,215)    742,136
American Funds International Class 2               1,417,493 (1,166,954)    250,539
Delaware VIPT Emerging Markets                         1,546    (11,703)    (10,156)
Delaware VIPT Emerging Markets Service Class               9     (3,754)     (3,745)
Delaware VIPT High Yield                             337,511   (228,209)    109,302
Delaware VIPT High Yield Service Class               246,884    (42,889)    203,995
Delaware VIPT Value                                   30,198    (36,253)     (6,055)
Delaware VIPT Value Service Class                     48,465     (1,511)     46,954
Delaware VIPT REIT                                    25,545     (7,204)     18,341
Delaware VIPT REIT Service Class                     147,200     (8,750)    138,449
Delaware VIPT Select Growth                            3,187   (105,739)   (102,552)
Delaware VIPT Select Growth Service Class                 --     (5,361)     (5,361)
Delaware VIPT Small Cap Value                         45,199    (21,511)     23,688
Delaware VIPT Small Cap Value Service Class           92,853     (5,632)     87,221
Delaware VIPT Social Awareness                         1,226    (12,579)    (11,354)
Delaware VIPT Social Awareness Service Class             209    (12,916)    (12,707)
Delaware VIPT Trend                                   28,678    (34,570)     (5,892)
Delaware VIPT Trend Service Class                     78,362     (8,793)     69,570
Delaware VIPT U.S. Growth Service Class               36,335     (6,290)     30,046
Fidelity VIP Contrafund Service Class 2               91,326     (5,019)     86,307
Fidelity VIP Equity-Income                            22,297    (25,677)     (3,380)
Fidelity VIP Equity-Income Service Class 2            51,895    (11,865)     40,030
Fidelity VIP Growth                                   34,183    (60,580)    (26,397)
Fidelity VIP Growth Service Class 2                   66,194     (9,646)     56,549
Fidelity VIP Growth Opportunities                        947    (17,213)    (16,266)
Fidelity VIP Growth Opportunities Service Class 2         15     (4,596)     (4,581)
Fidelity VIP Overseas                              1,723,366 (1,923,053)   (199,687)
Fidelity VIP Overseas Service Class 2                 65,766   (237,540)   (171,774)
FTVIPT Franklin Small Cap Class 2                    119,075    (32,760)     86,315
FTVIPT Franklin Mutual Shares Securities Class 2      13,590   (161,602)   (148,012)
FTVIPT Templeton Foreign Securities Class 2        1,398,835 (1,657,310)   (258,476)
FTVIPT Templeton Growth Securities Class 2           110,221     (8,725)    101,496
Janus Aspen Series Balanced Service Shares            45,838     (5,228)     40,610
Janus Aspen Series Mid Cap Growth Service Shares      13,259     (2,707)     10,552
Janus Aspen Series Worldwide Growth Service Shares    21,795    (20,949)        846
Liberty VIT Newport Tiger                              3,023    (30,275)    (27,252)
Lincoln VIPT Aggressive Growth                         2,669         --       2,669
Lincoln VIPT Aggressive Growth Service Class           1,153        (42)      1,111
Lincoln VIPT Bond                                    847,772   (531,618)    316,154
Lincoln VIPT Bond Service Class                      188,367     (9,021)    179,346
Lincoln VIPT Capital Appreciation                      7,380         (9)      7,371
Lincoln VIPT Capital Apprec Service Class             10,404        (51)     10,353
Lincoln VIPT Global Asset Allocation                   1,644         --       1,644
Lincoln VIPT Global Asset Allocation Service Class     1,834        (75)      1,759
Lincoln VIPT International                            37,212    (13,881)     23,331
Lincoln VIPT International Service Class              28,764       (382)     28,382

Lincoln New York Account N For Variable Annuities

The change in units outstanding for the year ended December 31, 2003 is as follows:

                                             Units     Units       Net Increase
 Subaccount                                  Issued    Redeemed    (Decrease)
 ------------------------------------------------------------------------------
 Lincoln VIPT Money Market                   4,912,005 (5,127,953)   (215,948)
 Lincoln VIPT Money Market Service Class       154,839    (41,089)    113,751
 Lincoln VIPT Social Awareness                  38,729     (7,334)     31,395
 Lincoln VIPT Social Awareness Service Class    17,870         --      17,870
 MFS VIT Capital Opportunities Service Class    10,344     (2,225)      8,118
 MFS VIT Emerging Growth                        12,316    (17,249)     (4,933)
 MFS VIT Emerging Growth Service Class          13,469     (2,358)     11,111
 MFS VIT Research                                4,615    (83,532)    (78,917)
 MFS VIT Research Service Class                    102     (6,894)     (6,792)
 MFS VIT Total Return                           45,810   (180,754)   (134,944)
 MFS VIT Total Return Service Class            242,213    (27,758)    214,455
 MFS VIT Utilities                              16,717    (12,296)      4,421
 MFS VIT Utilities Service Class                30,306     (5,761)     24,546
 NB AMT Mid-Cap Growth                         108,739     (2,874)    105,865
 NB AMT Regency                                 28,674     (4,749)     23,925
 Putnam VT Growth & Income Class IB              7,249         --       7,249
 Putnam VT Health Sciences Class IB             17,062    (10,484)      6,578
 Scudder VIT EAFE Equity Index                  18,036    (11,196)      6,840
 Scudder VIT EAFE Equity Index Service Class     6,977        (28)      6,949
 Scudder VIT Equity 500 Index                  495,526   (270,152)    225,373
 Scudder VIT Equity 500 Index Service Class     32,275        (63)     32,212
 Scudder VIT Small Cap Index                    31,513     (1,068)     30,445
 Scudder VIT Small Cap Index Service Class       2,344         --       2,344

Lincoln New York Account N For Variable Annuities

7. New Investment Funds And Fund Name Changes
During 2003, the Lincoln VIPT Aggressive Growth Service Class Fund, the Lincoln VIPT Global Asset Allocation Service Class Fund, the Lincoln VIPT Capital Appreciation Service Class Fund, the Lincoln VIPT International Fund, the Lincoln VIPT Money Market Service Class Fund, the Lincoln VIPT Social Awareness Service Class Fund, the Lincoln VIPT Bond Service Class Fund, the Scudder VIT EAFE Equity Index Service Class Fund, the Scudder VIT Equity 500 Index Service Class Fund and the Scudder VIT Small Cap Index Service Class Fund became available as investment options for Variable Account contract owners. Accordingly, the 2003 statement of operations and statement of changes in the net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from commencement of operations to December 31, 2003.

During 2004, the American Century VP Inflation Protection Class 2 Portfolio, the American Funds Global Growth Class 2 Fund, the Delaware VIPT Diversified Income Service Class Series, the Delaware VIPT Emerging Markets Service Class Series, the M Fund Brandes International Equity Fund, the M Fund Business Opportunity Value Fund, the M Fund Frontier Capital Appreciation Fund and the M Fund Turner Core Growth Fund became available as investment options for Variable Account Contract owners. Accordingly, the 2004 statement of operations and statement of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

Also during 2004, the Delaware VIPT Large Cap Value Series changed its name to the Delaware VIPT Value Series and the Delaware VIPT Large Cap Value Service Class Series changed its name to the Delaware VIPT Value Service Class Series.

8. Fund Closing
During 2003, the AIM V.I. Capital Appreciation Fund, the ABVPSF Growth Class B Fund, the Delaware VIPT Emerging Markets Series, the Delaware VIPT Emerging Markets Service Class Series, the Delaware VIPT Select Growth Series, the Delaware VIPT Select Growth Service Class Series, the Delaware VIPT Social Awareness Series, the Delaware VIPT Social Awareness Service Class Series, the Fidelity VIP Growth Opportunities Portfolio, the Fidelity Growth Opportunities Service Class Portfolio, the FTVIPT Franklin Mutual Shares Securities Class 2 Fund, the FTVIPT Templeton Foreign Securities Class 2 Fund, the Liberty VIT Newport Tiger Fund, the MFS VIT Research Series, the MFS VIT Research Service Class Series ceased to be available as investment options to Variable Account contract owners.

Report of Independent Registered Public Accounting Firm

Board of Directors of Lincoln Life & Annuity Company of New York
   and
Contract Owners of Lincoln New York Account N for Variable Annuities

We have audited the accompanying statement of assets and liabilities of Lincoln New York Account N for Variable Annuities ("Variable Account") comprised of the subaccounts described in Note 1 and Note 8, as of December 31, 2004, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln New York Account N for Variable Annuities at December 31, 2004, the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2005

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                        December 31
                                                                     2004        2003
                                                                  ----------  ----------
                                                                      (000s omitted)
                                                                  ----------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2004 -- $1,958,675; 2003 -- $1,908,926)  $2,065,144  $2,019,991
------------------------------------------------------------------
   Equity (cost: 2004 -- $2,515; 2003 -- $2,515)                       2,760       2,607
------------------------------------------------------------------
 Mortgage loans on real estate                                       168,765     145,784
------------------------------------------------------------------
 Policy loans                                                        157,975     161,605
------------------------------------------------------------------
 Other investments                                                     2,047         258
                                                                  ----------  ----------
------------------------------------------------------------------
Total Investments                                                  2,396,691   2,330,245
------------------------------------------------------------------
Cash and invested cash                                                49,757      36,373
------------------------------------------------------------------
Property and equipment                                                   153         494
------------------------------------------------------------------
Deferred acquisition costs                                            81,980      55,745
------------------------------------------------------------------
Premiums and fees receivable                                             297         539
------------------------------------------------------------------
Accrued investment income                                             31,087      30,232
------------------------------------------------------------------
Assets held in separate accounts                                     816,829     523,728
------------------------------------------------------------------
Amounts recoverable from reinsurers                                   87,337      73,198
------------------------------------------------------------------
Goodwill                                                             109,512     109,512
------------------------------------------------------------------
Other intangible assets                                              130,689     144,301
------------------------------------------------------------------
Other assets                                                          31,216      25,357
                                                                  ----------  ----------
------------------------------------------------------------------
Total Assets                                                      $3,735,548  $3,329,724
                                                                  ==========  ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                              $1,125,098  $1,099,848
------------------------------------------------------------------
 Contractholder funds                                              1,074,817   1,042,574
------------------------------------------------------------------
 Liabilities related to separate accounts                            816,829     523,728
                                                                  ----------  ----------
------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                3,016,744   2,666,150
------------------------------------------------------------------
Federal income taxes                                                  45,898      42,127
------------------------------------------------------------------
Other liabilities                                                     90,347      66,849
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities                                                  3,152,989   2,775,126
------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $100 par value,
  authorized, issued and outstanding shares -- 20,000
  (owned by The Lincoln National Life Insurance Company)               2,000       2,000
                                                                  ----------  ----------
------------------------------------------------------------------
Retained earnings                                                    542,990     512,783
------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Net unrealized gain on securities available-for-sale                 37,613      39,820
------------------------------------------------------------------
 Minimum pension liability adjustment                                    (44)         (5)
                                                                  ----------  ----------
------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                          37,569      39,815
                                                                  ----------  ----------
------------------------------------------------------------------
Total Shareholder's Equity                                           582,559     554,598
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                        $3,735,548  $3,329,724
                                                                  ==========  ==========
------------------------------------------------------------------

See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                                  Year Ended December 31
                                                                                 2004      2003      2002
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Revenue:
Insurance premiums                                                             $ 11,281  $ 12,392  $ 13,185
-------------------------------------------------------------------------------
Insurance fees                                                                   69,519    64,087    59,664
-------------------------------------------------------------------------------
Net investment income                                                           138,691   136,654   134,938
-------------------------------------------------------------------------------
Realized gain (loss) on investments                                              (4,643)    7,145   (11,308)
-------------------------------------------------------------------------------
Other revenue and fees                                                              744     2,741       663
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Revenue                                                                   215,592   223,019   197,142
-------------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                        118,203   121,551   118,552
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          52,148    57,647    48,210
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Benefits and Expenses                                                     170,351   179,198   166,762
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Federal Income Taxes and Cumulative Effect of Accounting Changes   45,241    43,821    30,380
-------------------------------------------------------------------------------
Federal income taxes                                                             15,284    14,286    10,291
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                            29,957    29,535    20,089
-------------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)                91      (232)       --
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                     $ 30,048  $ 29,303  $ 20,089
------------------------------------------------------------------------------ ========  ========  ========




See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                         Year Ended December 31
                                                                                        2004      2003      2002
                                                                                      --------  --------  --------
                                                                                             (000s omitted)
                                                                                      ----------------------------
Common Stock:
Balance at beginning and end-of-year                                                  $  2,000  $  2,000  $  2,000
--------------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                           512,783   483,219   463,099
--------------------------------------------------------------------------------------
Comprehensive income                                                                    27,802    29,276    53,885
--------------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Net unrealized (loss) gain on securities available-for-sale, net of reclassification
   adjustment                                                                           (2,207)      (22)   33,796
--------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                      (39)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Net Income                                                                              30,048    29,303    20,089
--------------------------------------------------------------------------------------
Stock compensation/issued for benefit plans                                                159       261        31
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                 542,990   512,783   483,219
--------------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale
Balance at beginning-of-year                                                            39,820    39,842     6,046
--------------------------------------------------------------------------------------
Change during the year                                                                  (2,207)      (22)   33,796
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                  37,613    39,820    39,842
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                                (5)       --        --
--------------------------------------------------------------------------------------
Change during the year                                                                     (39)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                     (44)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                             $582,559  $554,598  $525,061
------------------------------------------------------------------------------------- ========  ========  ========


See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                       Year Ended December 31
                                                                                     2004       2003       2002
                                                                                  ---------  ---------  ---------
                                                                                           (000s omitted)
                                                                                  -------------------------------
Cash Flows from Operating Activities:
Net income                                                                        $  30,048  $  29,303  $  20,089
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                                         (26,183)   (26,459)   (29,152)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (30,763)   (34,001)   (35,796)
----------------------------------------------------------------------------------
 Contractholder funds                                                                47,112     48,472     49,611
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                (14,139)      (621)       186
----------------------------------------------------------------------------------
 Federal income taxes                                                                 4,642     20,716      7,491
----------------------------------------------------------------------------------
 Amortization of other intangible assets                                             13,592     12,048     13,030
----------------------------------------------------------------------------------
 Realized loss on investments and derivative instruments                              4,643      2,542     11,308
----------------------------------------------------------------------------------
 Other                                                                               (6,314)    31,530     13,989
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Adjustments                                                                      (7,410)    54,227     30,667
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                            22,638     83,530     50,756
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (308,239)  (595,799)  (502,822)
----------------------------------------------------------------------------------
 Sales                                                                               88,488    279,218    180,443
----------------------------------------------------------------------------------
 Maturities                                                                         164,207    177,687    127,618
----------------------------------------------------------------------------------
Purchase of other investments                                                       (54,189)   (56,209)   (36,677)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                32,957     32,398     81,465
----------------------------------------------------------------------------------
Other                                                                                30,233      9,005    (18,052)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Used in Investing Activities                                               (46,543)  (153,700)  (168,025)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     246,242    284,899    277,633
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (165,059)  (148,585)  (145,307)
----------------------------------------------------------------------------------
Investment contract transfers                                                       (43,749)   (45,015)   (15,517)
----------------------------------------------------------------------------------
Common stock issued for benefit plans                                                  (145)        --         --
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                  --         --         53
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Financing Activities                                            37,289     91,299    116,862
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                                    13,384     21,129       (407)
----------------------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                                          36,373     15,244     15,651
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                             $  49,757  $  36,373  $  15,244
--------------------------------------------------------------------------------- =========  =========  =========


See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996, under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of available-for-sale fixed maturity securities portfolio, the Company recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as realized gain
(loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments and net gain (loss) on reinsurance embedded derivative. See Note 3 for additional detail. Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
The Company recognizes all derivative instruments as either assets or liabilities in the Balance Sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. The Company did have derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133").

The Company has certain modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based

Lincoln Life & Annuity Company of New York fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fees revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs ("DAC") being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and excess interest credited on dollar cost averaging contracts are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2002 through 2004 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the

Lincoln Life & Annuity Company of New York

"present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by the Company includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2004 and 2003 participating policies comprised 3.8%, and 4.1% of the face amount of insurance in-force, and dividend expenses were $5.8 million, $4.8 million, and $4.9 million for the years ended December 31, 2004, 2003, and 2002, respectively.

Reinsurance.
The Company enters into reinsurance agreements with other companies in the normal course of its business. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
The Company accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, the Company implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to the Company's employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

The Company adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

Lincoln Life & Annuity Company of New York
Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


Statement of Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP").

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts. The Company implemented the provisions of the SOP as of January 1, 2004. Adjustments arising from implementation were not material and have been recorded in net income as a cumulative effect of accounting change.

FASB Staff Position No. FAS 97-1 -- Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.
In June of 2004, the Financial Accounting Standards Board ("FASB") issued Financial Staff Position FAS 97-1 ("FSP 97-1"), which was effective for the third quarter 2004. FSP 97-1 clarifies that the SOP did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of Statement of Accounting Standards No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" to only those situations where profits are followed by expected losses. The Company implemented the requirements of FSP 97-1, and they did not have any effect on the Company's results of operations.

Accounting for Share-Based Payment.
In December 2004, the FASB issued Statement No. 123 (revised 2004), Share-Based Payment ("FAS 123(r)"), which is a revision of FAS 123. FAS 123(r) requires all share-based payments to employees to be recognized in the income statement based on their fair values. As discussed in Note 1, the Company had previously adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

LNC currently uses the Black-Scholes formula to estimate the value of stock options granted to employees of the Company and expects to continue to use this acceptable option valuation model upon the required adoption of FAS 123(r) on July 1, 2005. FAS 123(r) also requires that the benefits of tax deductions in excess of recognized compensation cost be reported as financing cash flow, rather than as an operating cash flow as currently required. The Company does not anticipate that adoption for FAS 123(r) will have a material effect on results of operations, operating cash flows or its financial position.

On December 31, 2002, the FASB issued FAS 148, which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. The Company adopted the fair value method of accounting under FAS 123 with the retroactive restatement method, as amended by FAS 148, as of January 1, 2003 and restated its financial statements for the years 2002, 2001, and 2000.

FASB Financial Staff Position No. FAS -- 106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003 and FASB Staff Position No. FAS -- 106-2 -- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in LNC's retiree medical benefit plan in which the Company retiree's participate. These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, the Company does not currently expect that the Medicare Act would have a material affect on future net income due to the cost containment measures already in place under LNC's retiree medical benefit plans for the Company retiree participants.

Due to these uncertainties and expected immaterial impact, the Company elected to defer accounting for the effects of the Medicare Act in 2003. In May 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-2 ("FSP 106-2"), which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004.

The Company completed its analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in third quarter of 2004. The implementation did not have a material effect on the Company's results of operations. For additional information, see Note 7.

Due to uncertainties about how the Company participants in LNC's post-retirement plan will elect to participate in the

Lincoln Life & Annuity Company of New York

Medicare Act's benefits, and the various uncertainties created by the current lack of guidelines for applying the Medicare Act's provisions, the Company's assessment of the effects of the provisions of the Medicare Act could change. Any change would be included in the financial statements in the period the change occurs. Any change is not expected to have a material effect on the Company.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.
In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. EITF 03-1 indicated that, although not presumptive, a pattern of selling investments prior to the forecasted recovery may call into question an investor's intent to hold the security until it recovers in value. The application of EITF 03-1 was to be effective for reporting periods beginning after June 15, 2004. However, in September 2004, the FASB directed the FASB staff to develop a staff position ("FSP") providing further guidance on this topic. On September 30, 2004, the FASB issued FSP EITF 03-1-1 delaying the effective date of the accounting and measurement provisions of EITF 03-1 until further guidance is finalized, and it is not known what the effective date of the final FSP will be. The Company will continue to monitor developments concerning EITF 03-1 and is currently unable to estimate the potential effects of implementing EITF 03-1 on its financial condition or results of operations.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. The Company adopted the final FIN 46 rules on December 31, 2003.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, the Company implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for the Company was the October 1, 2003 start date of the fourth quarter. At the time of adoption, the Company recorded a charge to net income of $0.4 million, pre-tax ($0.2 million, after-tax) as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements. In conjunction with recording the above charge, the Company also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

Effective with the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative as measured by the changes in the fair value of available-for-sale securities supporting these reinsurance arrangements, flows through net income.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNC adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 12 for information on Restructuring charges.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost Gains  Losses  Fair Value
                                             -------------- ------ ------  ----------
                                                          (in millions)
                                             ----------------------------------------
December 31, 2004:
  Corporate bonds...........................    $1,518.3... $ 91.7 $ (5.6)  $1,604.4.
  U.S. government bonds.....................        11.4...    0.8      --      12.2.
  Foreign government bonds..................        17.6...    2.3      --      19.9.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        43.9...    1.7   (0.1)      45.5.
    Collateralized mortgage obligations.....       131.9...    2.5   (0.3)     134.1.
    Commercial mortgage backed securities...       199.4...   11.5   (0.5)     210.4.
    Other asset-backed securities...........        12.8...    0.6      --      13.4.
  State and municipal bonds.................        20.8...    1.1      --      21.9.
  Redeemable preferred stocks...............         2.6...    0.7      --       3.3.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,958.7...  112.9   (6.5)   2,065.1.
Equity securities...........................         2.5...    0.3      --       2.8.
                                                --------    ------ ------   --------
Total.......................................    $1,961.2... $113.2 $ (6.5)  $2,067.9.
                                                ========    ====== ======   ========
December 31, 2003:
  Corporate bonds...........................    $1,491.1... $ 98.0 $ (9.2)  $1,579.9.
  U.S. government bonds.....................        17.1...    1.2   (0.1)      18.2.
  Foreign government bonds..................        17.5...    2.2   (0.1)      19.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        32.4...    1.7   (0.1)      34.0.
    Collateralized mortgage obligations.....       148.7...    3.4   (0.2)     151.9.
    Commercial mortgage backed securities...       166.7...   12.6   (0.6)     178.7.
    Other asset-backed securities...........        15.6...    0.6      --      16.2.
  State and municipal bonds.................        17.2...    1.2      --      18.4.
  Redeemable preferred stocks...............         2.6...    0.5      --       3.1.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,908.9...  121.4  (10.3)   2,020.0.
Equity securities...........................         2.5...    0.1      --       2.6.
                                                --------    ------ ------   --------
Total.......................................    $1,911.4... $121.5 $(10.3)  $2,022.6.
                                                ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2004
           Due in one year or less..........    $   94.7     $   95.7
           Due after one year through five
            years...........................       407.7        427.0
           Due after five years through ten
            years...........................       624.2        657.3
           Due after ten years..............       444.1        481.7
                                                --------     --------
           Subtotal.........................     1,570.7      1,661.7
           Asset and mortgage-backed
            securities......................       388.0        403.4
                                                --------     --------
           Total............................    $1,958.7     $2,065.1
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2004
               Below 5%.......  $ 16.4       $ 16.4       $ 16.3
               5%-6%..........   135.8        135.4        138.0
               6%-7%..........   113.9        114.4        118.5
               Above 7%.......   119.5        121.8        130.6
                                ------       ------       ------
               Total..........  $385.6       $388.0       $403.4
                                ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

            NAIC        Rating Agency            December 31, 2004
            Designation Equivalent Designation Fair Value  % of Total
            ----------- ---------------------- ----------  ----------
                                               (in millions, except %)
                                               ----------------------
                 1        AAA / AA / A........  $1,328.0      64.3%
                 2        BBB.................     673.9      32.6
                 3        BB..................      40.9       2.0
                 4        B...................      14.3       0.7
                 5        CCC and lower.......       2.1       0.1
                 6        In or near default..       5.9       0.3
                                                --------     -----
                          Total...............  $2,065.1     100.0%
                                                ========     =====

The major categories of net investment income are as follows:

                                             Year Ended December 31
                                              2004     2003   2002
                                             ------   ------ ------
                                                (in millions)
                                             --------------------
               Fixed maturity securities
                available-for-sale.......... $120.0   $119.0 $115.2
               Equity securities............    0.2      0.2     --
               Mortgage loans on real estate   10.7      9.7   10.8
               Policy loans.................    9.0      9.3    9.7
               Invested cash................     --       --    0.7
               Other investments............    0.8      0.6    0.1
                                             ------   ------ ------
               Investment revenue...........  140.7    138.8  136.5
               Investment expense...........    2.0      2.1    1.6
                                             ------   ------ ------
               Net investment income........ $138.7   $136.7 $134.9
                                             ======   ====== ======

The detail of the net realized gain (loss) on investments and derivative instruments is as follows:

                                                Year Ended December 31
                                                 2004   2003    2002
                                                -----  ------  ------
                                                    (in millions)
                                                ---------------------
          Fixed maturity securities
           available-for-sale
            Gross gain......................... $ 3.0  $ 24.3  $  4.1
            Gross loss.........................  (5.6)  (12.2)  (21.6)
          Other investments....................   0.1     0.5    (0.4)
          Associated restoration (amortization)
           of deferred acquisition costs and
           provision for policyholder
           commitments.........................  (1.8)   (5.0)    6.7
          Investment expenses..................  (0.3)   (0.3)   (0.3)
                                                -----  ------  ------
          Total realized gain (loss) on
           investments.........................  (4.6)    7.3   (11.5)
          Gain (loss) on derivative instruments
           net of associated (amortization)
           restoration of deferred acquisition
           costs...............................    --    (0.2)    0.2
                                                -----  ------  ------
          Total realized gain (loss) on
           investments and derivative
           instruments......................... $(4.6) $  7.1  $(11.3)
                                                =====  ======  ======

Write-downs for other than temporary declines in fair value of fixed maturity securities and net changes in allowances for loss on mortgage loans, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                              Year Ended December 31
                                               2004    2003   2002
                                               -----   ----   -----
                                                (in millions)
                                              ----------------------
                Fixed maturity securities
                 available-for-sale.......... $ 4.5    $7.8   $11.2
                Mortgage loans on real estate  (0.1)    0.2     0.1
                                               -----    ----  -----
                Total........................ $ 4.4    $8.0   $11.3
                                               =====    ====  =====

Lincoln Life & Annuity Company of New York

The change in net unrealized gains (losses) on investments in fixed maturity securities available-for-sale is as follows:

                                            Year Ended December 31
                                             2004    2003   2002
                                             -----   ----   -----
                                              (in millions)
                                            ----------------------
                  Fixed maturity securities $(4.6)   $8.2   $87.0
                  Equity securities........   0.2     0.1      --
                                             -----    ----  -----
                  Total.................... $(4.4)   $8.3   $87.0
                                             =====    ====  =====

For total traded and private securities held by the Company at December 31, 2004 and 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                        %               %
                                          %    Amor-  Amor-  Unreal- Unreal-
                                 Fair   Fair   tized  tized   ized    ized
                                 Value  Value  Cost   Cost    Loss    Loss
                                 ------ -----  ------ -----  ------- -------
                                                (in millions)
                                 ------------------------------------------
      2004
   (less or =)90 days........... $131.0  43.0% $132.0  42.4% $ (1.0)   15.4%
   90 days but
    (less or =)180 days.........   21.7   7.1%   22.1   7.1%   (0.4)    6.2%
   180 days but
    (less or =)270 days.........   49.2  16.2%   50.2  16.1%   (1.0)   15.4%
   270 days but
    (less or =)1 year...........   25.1   8.2%   25.7   8.3%   (0.6)    9.2%
   1 year or
    greater.....................   77.6  25.5%   81.1  26.1%   (3.5)   53.8%
                                 ------ -----  ------ -----  ------   -----
     Total...................... $304.6 100.0% $311.1 100.0% $ (6.5)  100.0%
                                 ====== =====  ====== =====  ======   =====
      2003
   (less or =)90 days........... $121.6  44.9% $122.9  43.8% $ (1.3)   12.6%
   90 days but (less or =)180
    days........................   72.5  26.8%   74.6  26.5%   (2.1)   20.4%
   180 days but
    (less or =)270 days.........   25.6   9.5%   26.9   9.6%   (1.3)   12.6%
   270 days but
    (less or =)1 year...........    2.5   0.9%    2.7   1.0%   (0.2)    2.0%
   1 year or
    greater.....................   48.4  17.9%   53.8  19.1%   (5.4)   52.4%
                                 ------ -----  ------ -----  ------   -----
     Total...................... $270.6 100.0% $280.9 100.0% $(10.3)  100.0%
                                 ====== =====  ====== =====  ======   =====

The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by the Company in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline,
2) the Company's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9--Fair Value of Financial Instruments to the Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                       2004   2003
                                                      -----  -----
                                                      (in millions)
                                                      ------------
             Impaired loans with allowance for losses $ 1.0  $ 2.7
             Allowance for losses....................  (0.3)  (0.4)
                                                      -----  -----
             Net impaired loans...................... $ 0.7  $ 2.3
                                                      =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                            Year Ended December 31
                                             2004     2003   2002
                                            -----    -----  -----
                                               (in millions)
                                            -------------------
               Balance at beginning-of-year $ 0.4    $ 0.2  $ 0.1
               Provisions for losses.......    --      0.3    0.2
               Releases due to principal
                paydowns...................  (0.1)    (0.1)  (0.1)
                                            -----    -----  -----
               Balance at end-of-year...... $ 0.3    $ 0.4  $ 0.2
                                            =====    =====  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                Year Ended December 31
                                                2004    2003    2002
                                                ----    ----    ----
                                                (in millions)
                                                ----------------------
                 Average recorded investment in
                  impaired loans............... $1.3    $2.1    $2.1
                 Interest income recognized on
                  impaired loans...............  0.2     0.1     0.3

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2004 and 2003, the Company had no mortgage loans on non-accrual status and no mortgage loans past due 90 days on which interest was still being accrued.

Lincoln Life & Annuity Company of New York

The Company had restructured mortgage loans of $1.5 million at both December 31, 2004 and 2003. The Company recorded $0.1 million of interest income on these restructured mortgage loans in both 2004 and 2003. Interest income in the amount of $0.1 million would have been recorded in both 2004 and 2003 on these mortgage loans according to their original terms. As of December 31, 2004 and 2003, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2004 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $7.9 million. As of December 31, 2004 the Company had no standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $7.4 million and $6.6 million at December 31, 2004 and 2003, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                        Year Ended December 31
                                        2004     2003   2002
                                         -----  -----   -----
                                          (in millions)
                                        ----------------------
                      Current.......... $13.5   $(2.2)  $  --
                      Deferred.........   1.8    16.5    10.3
                                         -----  -----   -----
                      Total tax expense $15.3   $14.3   $10.3
                                         =====  =====   =====

The effective tax rate on pre-tax income from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                             Year Ended December 31
                                              2004     2003   2002
                                             -----    -----  -----
                                                (in millions)
                                             -------------------
               Tax rate times pre-tax income
                from continuing operations.. $15.8    $15.3  $10.6
               Effect of:
                 Tax-preferred investment
                  income....................  (0.4)      --   (0.2)
                 Other items................  (0.1)    (1.0)  (0.1)
                                             -----    -----  -----
               Provision for income taxes... $15.3    $14.3  $10.3
                                             =====    =====  =====
               Effective tax rate...........    34%      33%    34%

The Federal income tax liability is as follows:

                                                    December 31
                                                    2004   2003
                                                    -----  -----
                                                    (in millions)
                                                    -------------
                 Current........................... $ 9.2  $ 5.6
                 Deferred..........................  36.7   36.5
                                                    -----  -----
                 Total Federal income tax liability $45.9  $42.1
                                                    =====  =====

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                     2004   2003
                                                    ------ ------
                                                    (in millions)
                                                    -------------
              Deferred tax assets:
                Insurance and investment contract
                 liabilities....................... $ 62.4 $ 55.0
                Net capital loss carryforwards.....     --    4.5
                Investment related.................    1.6    2.7
                Ceding commission asset............    2.8    3.3
                Compensation related...............    0.5    0.5
                Other..............................     --    0.1
                                                    ------ ------
              Total deferred tax assets               67.3   66.1
                                                    ------ ------
              Deferred tax liabilities:
                Deferred acquisition costs.........   19.2    7.8
                Net unrealized gain on securities
                 available-for-sale................   37.4   38.9
                Present value of business in-force.   45.7   50.5
                Other..............................    1.7    5.4
                                                    ------ ------
              Total deferred tax liabilities.......  104.0  102.6
                                                    ------ ------
              Net deferred tax liability........... $ 36.7 $ 36.5
                                                    ====== ======

In 2002, the Company was able to file as part of a consolidated Federal income tax filing with its common parent, LNC. Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. Net cash paid to LNC for Federal income taxes in 2004 was $9.7 million. Net cash received for Federal income taxes in 2003 was $5.8 million due to the carry forward of pre-consolidation tax losses and carry back of 2002 tax losses. In 2002, the Company received a $1.3 million refund from the Internal Revenue Service ("IRS") for its 2001 tax return.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2004 and 2003, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2004 and 2003.

The LNC consolidated return group is subject to annual tax examinations from the IRS. The audits from tax years through 1995 have been completed and these years are closed. The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. LNC believes a portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. The Company does not anticipate that any adjustments that might result from such audits would be material to the Company's results of operations or financial condition.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                           Year Ended December 31
                                            2004    2003    2002
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
              Insurance assumed........... $   --  $   --  $   --
              Insurance ceded.............  (38.2)  (32.2)  (28.0)
                                           ------  ------  ------
              Net reinsurance premiums and
               fees....................... $(38.2) $(32.2) $(28.0)
                                           ======  ======  ======

The income statement caption, "Benefits," is net of reinsurance recoveries of $57.4 million; $25.0 million and $21.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

A reconciliation of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                     Year Ended December 31
                                                      2004        2003
                                                       ------      -----
                                                     (in millions)
                                                     ---------------------
            Balance at beginning-of-year............ $ 55.7      $42.9
            Deferral................................   40.9       34.4
            Amortization............................  (14.7)      (9.6)
            Adjustment related to realized losses
             on securities available-for-sale.......   (1.9)      (4.5)
            Adjustment related to unrealized
             (gains) losses on securities available-
             for-sale...............................    1.9       (7.5)
            Cumulative effect of accounting
             change.................................    0.1         --
                                                       ------      -----
            Balance at end-of-year.................. $ 82.0      $55.7
                                                       ======      =====

Realized losses on investments and derivative instruments on the Statements of Income for the years ended December 31, 2004, 2003 and 2002 are net of amounts restored (amortized) against deferred acquisition costs of $(1.9) million, $(4.5) million and $6.3 million, respectively. In addition, realized gains and losses are net of adjustments made to policyholder reserves, which were not material for the year ended December 31, 2004, and were $(0.5) million and $0.4 million in 2003 and 2002, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                              Year Ended December 31
                                               2004    2003    2002
                                              ------  ------  ------
                                                   (in millions)
                                              ----------------------
          Commissions........................ $ 23.0  $ 21.4  $ 18.4
          Other volume related expenses......   24.0    20.9     6.9
          Operating and administrative
           expenses..........................   13.2    22.1    29.2
          Deferred acquisition costs net of
           amortization......................  (26.2)  (24.8)  (23.1)
          Restructuring charges..............    0.4     0.5      --
          Other intangibles amortization, net
           of unlocking......................   13.6    12.0    13.0
          Taxes, licenses and fees...........    4.1     5.5     3.8
                                              ------  ------  ------
          Total.............................. $ 52.1  $ 57.6  $ 48.2
                                              ======  ======  ======

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2004   2003
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $ 92.8 $ 92.8
                        Lincoln Retirement   16.7   16.7
                                           ------ ------
                            Total......... $109.5 $109.5
                                           ====== ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                          As of             As of
                                     December 31, 2004 December 31, 2003
                                     ----------------  ----------------
                                               Accumu-           Accumu-
                                      Gross     lated   Gross     lated
                                     Carrying  Amorti- Carrying  Amorti-
                                      Amount   zation   Amount   zation
                                     --------  ------- --------  -------
                                               (in millions)
                                     ---------------------------------
         Amortized Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement.....  $ 48.1    $20.9   $ 48.1    $17.8
             Life Insurance.........   167.3     63.8    167.3     53.3
                                      ------    -----   ------    -----
         Total......................  $215.4    $84.7   $215.4    $71.1
                                      ======    =====   ======    =====

Lincoln Life & Annuity Company of New York

Future estimated amortization of present value of in-force is as follows (in millions):

                     2005-$11.8 2006-$ 9.3      2007-$11.9
                     2008- 12.0 2009- 12.2 Thereafter-73.5

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                  December 31
                                             2004    2003    2002
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning of year... $144.3  $156.3  $169.3
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    4.4     5.4     5.9
            Amortization...................  (18.0)  (17.4)  (18.9)
                                            ------  ------  ------
                Balance at end-of-year      $130.7  $144.3  $156.3
                                            ======  ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                     2004     2003
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Premium deposit funds.................. $1,018.7 $  988.6
           Undistributed earnings on participating
            business..............................     10.0     10.8
           Other..................................     46.1     43.2
                                                   -------- --------
               Total.............................. $1,074.8 $1,042.6
                                                   ======== ========

The balance sheet caption "Property and Equipment," includes an allowance for depreciation of $0.1 million and $0.3 million at December 31, 2004 and 2003, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts that include various types of GMDB features and a GMWB feature. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                   December 31
                                                  2004       2003
                                                  ------     ------
                                                 In the Event of Death
                                                 --------------------
                                                  (in millions)
                                                 --------------------
                Return of net deposit
                  Account value................. $809.0     $659.7
                  Net amount at risk............    0.8        1.9
                  Average attained age of
                   contractholders..............     48         47
                Return of net deposits plus a
                 minimum return
                  Account value................. $  0.2     $  0.3
                  Net amount at risk............    0.1        0.1
                  Average attained age of
                   contractholders..............     74         73
                  Guaranteed minimum return.....      5%         5%
                Highest specified anniversary
                 account value minus withdrawals
                 post anniversary
                  Account value................. $453.9     $307.7
                  Net amount at risk............    5.0        8.3
                  Average attained age of
                   contractholders..............     63         62

Approximately $154.0 million and $17.1 million of separate account values at December 31, 2004 and 2003, respectively, were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under FAS 133 resulting in the guarantees being recognized at fair value, with changes in fair value being reported in net income.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        December 31
                                                       2004    2003
                                                      ------  ------
                                                       (in millions)
                                                      --------------
           Asset Type
             Domestic equity......................... $332.1  $164.4
             International equity....................   44.4    17.6
             Bonds...................................   91.4    52.2
                                                      ------  ------
               Total.................................  467.9   234.2
             Money market............................   62.6    36.8
                                                      ------  ------
               Total................................. $530.5  $271.0
                                                      ======  ======
           Percent of total variable annuity separate
            account values...........................   51.7%   41.3%
                                                      ======  ======

The following summarizes the liabilities for GMDB guarantees on variable contracts reflected in the general account:

                                                            GMDB
                                                         2004   2003
                                                        -----  -----
                                                        (in millions)
                                                        ------------
          Balance at January 1......................... $ 0.3  $ 0.6
            Cumulative effect of implementation of SOP
             03-1......................................  (0.3)    --
            Changes in reserves........................   0.3   (0.1)
            Benefits paid..............................  (0.2)  (0.2)
                                                        -----  -----
          Balance at December 31....................... $ 0.1  $ 0.3
                                                        =====  =====

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
7. Benefit Plans


Pension and Other Post-retirement Benefit Plans

LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employee's post-retirement plan was changed such that employees and agents not attaining age 50 by that date are not eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of less than $0.1 million pre tax. Life insurance benefits for retirees are noncontributory for employees that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire.

The Company uses a December 31 measurement date for its pension and post-retirement plans.

Plan Cash Flows.

The Company does not expect to contribute to LNC's defined benefit pension plans in 2005. In addition, the Company's funding requirements for its unfunded not-qualified defined benefit pension plan and post-retirement benefit plan in 2005 thru 2014 are not expected to be material.

401(k) and Profit Sharing Plans.
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contribution to the 401(k) plans is equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. The Company's expense for the 401 (k) plan amounted to $0.2 million in 2004, 2003 and 2002.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million in 2004, 2003 and 2002.

The Company's total liabilities associated with these plans were $0.5 million and $0.6 million at December 31, 2004 and 2003, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. The Company awarded 1,650 and 2,795 performance share units in 2004 and 2003, respectively, that could result in the issuance of LNC shares. As of December 31, 2004, all awarded

Lincoln Life & Annuity Company of New York performance share units were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of each three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for the Company's incentive plans involving performance vesting was less than $0.1 million for 2004 and 2003. All expense calculations for performance shares that were granted in 2004 and 2003 have been based upon the fair value at date of grant and an estimate of performance achievement over the three-year performance measurement periods. The estimated cost for each award cycle is expensed over the performance period. As the three-year performance periods progress, LNC refines its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNC's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNC adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNC accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. For more information, see
Note 2 in the Notes to Financial Statements.

The compensation expense resulting from incentive plans involving stock options granted to the Company employees was not material.



--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions

Net income as determined in accordance with statutory accounting practices for the Company was $20.8 million, $16.9 million and $16.6 million for 2004, 2003 and 2002, respectively.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company was $266.8 million and $251.0 million for December 31, 2004 and 2003, respectively.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna, Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2004, 2003 or 2002.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, the Company has received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. The Company is in the process of responding to these inquiries and continues to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2004, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have been reinsured on a Modco basis with other companies to limit the

Lincoln Life & Annuity Company of New York company's exposure to interest rate risks. At December 31, 2004, the reserves associated with these reinsurance arrangements totaled $15.2 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying Financial Statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

As a result of indemnity reinsurance transactions entered into by the Company to purchase business from Aetna, Inc. and CIGNA Corporation insurance companies, the Company assumes insurance from these companies. Other amounts of insurance are assumed as a result of smaller purchases made by the Company.

Vulnerability from Concentrations

At December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2004, 25.7% of such mortgages, or $43.5 million, involved properties located in California, Illinois and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.9 million. Also at December 31, 2004, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2004 and 2003, the Company's derivative instruments consisted principally of the reinsurance related embedded derivative attributable to Modco and CFW arrangements. See Notes 1 and 3 for additional information.

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale.

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.
Mortgage Loans on Real Estate.

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Lincoln Life & Annuity Company of New York

Derivative Instruments.

Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash.

The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.

The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments.

Fair values for commitments to make investments in fixed maturity securities (primarily private placements) and mortgage loans on real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2004         2004         2003         2003
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................    $2,065.1    $ 2,065.1     $2,020.0     $2,020.0
  Equity securities...........................................         2.8          2.8          2.6          2.6
  Mortgage loans on real estate...............................       168.8        179.2        145.8        155.8
  Policy loans................................................       158.0        167.9        161.6        174.5
  Other investments...........................................         2.0          2.0          0.3          0.3
  Cash and invested cash......................................        49.8         49.8         36.4         36.4
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.      (990.2)    (1,008.0)      (954.4)      (978.8)
  Remaining guaranteed interest and similar contracts.........        (0.2)        (0.2)        (0.2)        (0.2)
Investment commitments........................................          --          0.1           --         (0.1)
Derivative instruments*.......................................         0.3          0.3         (0.3)        (0.3)

--------
*Total derivative instruments for 2004 and 2003 represent reinsurance related embedded derivatives.

As of December 31, 2004 and 2003, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $27.7 million and $33.2 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Segment Information


The Company has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through LNC's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNC's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Financial data by segment for 2002 through 2004 is as follows:

                                            Year Ended December 31
                                             2004    2003    2002
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Revenue:
              Lincoln Retirement........... $ 77.2  $ 74.1  $ 72.9
              Life Insurance...............  142.4   141.6   135.0
                                            ------  ------  ------
                Segment Operating
                 Revenue...................  219.6   215.7   207.9
              Other Operations.............   12.7     7.1     9.3
              Consolidating
               adjustments.................  (12.1)   (6.9)   (8.8)
              Net realized investment
               results/(1)/................   (4.6)    7.1   (11.3)
                                            ------  ------  ------
                Total......................  215.6   223.0   197.1
                                            ------  ------  ------
            Net Income:
              Lincoln Retirement...........    7.7     3.7     4.8
              Life Insurance...............   22.3    22.2    22.3
                                            ------  ------  ------
                Segment Income from
                 Operations................   30.0    25.9    27.1
              Other Operations.............    3.2    (0.7)    0.3
              Other Items/(2)/.............   (0.3)   (0.3)     --
              Net realized investment
               results/(3)/................   (3.0)    4.6    (7.3)
                                            ------  ------  ------
                Income before cumulative
                 effect of accounting
                 change....................   29.9    29.5    20.1
              Cumulative effect of
               accounting change...........    0.1    (0.2)     --
                                            ------  ------  ------
            Net Income..................... $ 30.0  $ 29.3  $ 20.1
                                            ======  ======  ======

                                             December 31
                                            2004      2003
                                          --------- --------
                                            (in millions)
                                          ------------------
                    Assets:
                      Lincoln Retirement.  $2,034.9 $1,705.3
                      Life Insurance.....   1,628.8  1,556.4
                      Other Operations...      71.8     68.0
                                          --------- --------
                    Total................ $ 3,735.5 $3,329.7
                                          ========= ========

--------
/(1)/Includes realized gains (losses) on investments of $(4.6) million, $7.3 million and $(11.5) million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(0.2) million and $0.2 million for 2003 and 2002, respectively.
/(2)/Includes restructuring charges.
/(3)/Includes realized gains (losses) on investments of $(3.0) million, $4.7 million and $(7.4) million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(0.1) million and $0.1 million for 2003 and 2002, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
11. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by LNL.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2004      2003
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $2,067.9  $2,022.6
           Cost of securities available-for-sale  1,961.2   1,911.4
                                                 --------  --------
           Unrealized gain......................    106.7     111.2
           Adjustments to deferred acquisition
            costs...............................    (42.4)    (44.4)
           Amounts required to satisfy
            policyholder commitments............     (4.2)     (3.6)
           Deferred income taxes................    (22.5)    (23.4)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   37.6  $   39.8
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the deferred acquisition costs asset line and included within the insurance policy and claim reserve line on the Balance Sheets, respectively.

Details underlying the change in net unrealized gain on securities available-for-sale, net of reclassification adjustment shown on the Statements of Shareholder's Equity are as follows:

                                                Year Ended December 31
                                                 2004   2003    2002
                                                -----   -----  -----
                                                   (in millions)
                                                ---------------------
             Unrealized gains on securities
              available-for-sale arising during
              the year......................... $ 0.8   $20.1  $47.7
             Less:
               Reclassification adjustment for
                gains (losses) included in net
                income/(1)/....................   2.1    19.5   (6.1)
               Federal income tax expense on
                reclassification...............   0.9     0.6   20.0
                                                -----   -----  -----
             Net change in unrealized gain
              (loss) on securities
              available-for-sale, net of
              reclassifications and Federal
              income tax expense............... $(2.2)  $  --  $33.8
                                                =====   =====  =====

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.
--------------------------------------------------------------------------------
12. Restructuring Charges

The following provides details on the Company's restructuring charges.

All restructuring charges recorded by the Company are included in underwriting, acquisition, insurance and other expenses on the Statements of Income in the years incurred.

2003 Restructuring Plan.
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization has significantly reduced operating expenses while positioning LNL for future growth. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations.
The total Life Insurance and Retirement restructuring cost to the Company was $0.4 million and $0.3 million for 2004 and

2003, respectively. Additional amounts expended that do not qualify as restructuring charges were $0.7 million for 2004.

2001 Restructuring Plan.
During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.7 million ($1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce ongoing operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
13. Transactions with Affiliates



The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them, and was $12.9 million, $8.0 million and $8.8 million in 2004, 2003, and 2002, respectively.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. The management of these investments is priced on an "at cost" basis. The Company paid fees paid of $2.4 million, $2.6 million and $2.0 million to DMH for investment management services in 2004, 2003 and 2002, respectively.

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $24.8 million, $16.8 million and $13.5 million in 2004, 2003 and 2002, respectively. The Company's related accounts payable to affiliates was $22.8 million and $32.9 million as of December 31, 2004 and 2003, respectively.

The Company cedes business to one affiliated company, LNL. During the fourth quarter of 2004, the Company entered into an additional arrangement with Lincoln National Reinsurance Company Limited relating to certain risks for certain universal life policies, which resulted from recent actuarial reserving guidelines. The caption insurance premiums, in the accompanying Statements of Income has been reduced by $6.9 million, $5.6 million and $4.9 million for premiums paid on these contracts in 2004, 2003, and 2002, respectively. The captions insurance policy and claim reserves and contractholder funds have been reduced by $7.5 million and $4.9 million related to reserve credits taken on these contracts as of December 31, 2004 and 2003, respectively.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of The Lincoln Life & Annuity Company of New York ("Company") as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln Life & Annuity Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 31, 2005

               Lincoln New York Account N for Variable Annuities

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2004

     Statement of Operations - Year ended December 31, 2004

     Statements of Changes in Net Assets - Years ended December 31, 2004 and
     2003

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:

     Balance Sheets - Years ended December 31, 2004 and 2003

     Statements of Income - Years ended December 31, 2004, 2003, and 2002

     Statements of Shareholder's Equity - Years ended December 31, 2004, 2003, and 2002

     Statements of Cash Flows - Years ended December 31, 2004, 2003, and 2002

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

   (1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

     (b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

     (c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.

     (2) Not Applicable

   (3)(a) Amended and Restated Principal Underwriting Agreement between
        Lincoln Financial Advisors and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

       (i) Amendment to Amended and Restated Principal Underwriting Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.

     (b) Wholesaling Agreement between Lincoln Life & Annuity Company of New York, Lincoln Financial Advisors, and Delaware Distributors, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

       (i) Amendment to Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

     (c) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

     (d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

     (e) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

   (4)(a) ChoicePlus II Bonus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

     (b) Persistency Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

     (c) Bonus Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

     (d) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

     (e) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

     (f) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

     (g) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-98112) filed on April 17, 2003.

     (h) Principal Security Benefit (GMWB) Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.

     (i) ChoicePlus Assurance (Bonus) Variable Annuity Contract (30070 BN5) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

     (j) ChoicePlus Assurance (Bonus) Contract Specifications (CD NY CPAN) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

     (k) ChoicePlus II Bonus Contract Specifications (CDNYCP2N) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

     (l) DCA Fixed Account Allocations (NYNGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

     (m) Form of Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

     (n) Form of Contract Specifications Page for Account Value Death Benefit (CDNYCPAN 6/05)

     (o) Form of Variable Annuity Rider for GIB (I4LA-NQ-PR-NY 6/04)

     (p) Form of Variable Annuity Rider for GIB (I4LA-Q-PR-NY 6/04)

     (q) Form of Contract Benefit Data for GIB - Choice Plus II Bonus (CBNY-CP2BO-NQ-PR 6/04)

     (r) Form of Contract Benefit Data for GIB - Assurance (CBNY-CPABO-NQ-PR
      6/04)

     (s) Form of Contract Benefit Data for GIB - Choice Plus II Bonus (CBNY-CP2BO-Q-PR 6/04)

     (t) Form of Contract Benefit Data for GIB - Assurance (CBNY-CPABO-Q-PR
    6/04)

   (5)(a) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

     (b) ChoicePlus Assurance (Bonus) Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

   (6) Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

     (7) Not Applicable

   (8)(a)Administrative Services Agreement between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company dtd 1/1/98 incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

       (i) Amendment to Service Agreement incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.


                                      B-2

     (b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

       (i) AIM Variable Insurance Funds, Inc.

       (ii) American Funds Insurance Series

       (iii) Delaware VIP Trust

       (iv) Fidelity Variable Insurance Products Fund

       (v) Franklin Templeton Variable Insurance Products Trust

       (vi) MFS Variable Insurance Trust

       (vii) AllianceBernstein Variable Products Series Fund

       (viii) Scudder Investments VIT Funds

       (ix) Lincoln Variable Insurance Products Trust

       (x) Neuberger Berman Advisers Management Trust

       (xi) Putnam Variable Insurance Trust

       (xii) Janus Aspen Series

       (xiii) American Century Variable Products

   (9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

     (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed April 17, 2003.

     (10) Consent of Independent Registered Public Accounting Firm

     (11) Not Applicable

     (12) Not Applicable

     (13) Not Applicable

     (14) Not Applicable

   (15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-05827) filed on April 13, 2005.

   (16) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-10805) filed on April 12, 2005.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.


                                      B-3


Name                                Positions and Offices with Depositor
---------------------------------   -----------------------------------------------------------------------
J. Patrick Barrett                  Director
Chairman and CEO
Carpat Investments
4605 Watergap
Manlius, NY 13104
Robert D. Bond**                    Director
Jon A. Boscia***                    Director
Donna D. DeRosa****                 Director and Assistant Secretary
Christine S. Frederick****          Second Vice President and Chief Compliance Officer
John H. Gotta****                   President, Assistant Secretary and Director
Barbara S. Kowalczyk***             Director and Chairperson of the Investment Committee
M. Leanne Lachman                   Director
President
Lachman Associates LLC
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Skytop Office Building
Skytop Road
Syracuse, NY 13244-5300
Gary W. Parker****                  Second Vice President and Director
Ron J. Ponder                       Director
Executive Vice President and CIO
WellPoint Health Networks, Inc.
120 Monument Circle
Indianapolis, IN 46204
Jill S. Ruckelshaus                 Director
1015 Evergreen Point Road
Post Office Box 76
Medina, WA 98039
Robert O. Sheppard*                 Second Vice President and General Counsel
Michael S. Smith**                  Director
Eldon J. Summers**                  Treasurer
Rise' C.M. Taylor**                 Second Vice President and Assistant Treasurer
Peter L. Witkewiz**                 Second Vice President, Chief Financial Officer and Assistant Treasurer
C. Suzanne Womack***                Secretary

   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

        ** Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

        *** Principal business address is Center Square West Tower, 1500 Market Street, Suite 2900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2005 there were 2,779 contract owners under Account N.

                                      B-4

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Advisors Corporation currently serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors


Name                        Positions and Offices with Underwriter
-------------------------   --------------------------------------------------
Robert W. Dineen*           Chief Executive Officer, President and Director
Casey Trumble*              Senior Vice President and Chief Financial Officer
Sanford B. Axelroth*        Senior Vice President and Director
Susan J. Scanlon**          Vice President and Chief Compliance Officer
Duane L. Bernt***           Vice President and Treasurer
Patricia A. Daly*           Vice President and General Counsel
Marilyn K. Ondecker****     Secretary
Lucy D. Gase****            Vice President, Assistant Secretary and Director

  * Principal Business address is 2005 Market Street, 34th Floor, Philadelphia, PA 19103

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

              *** Principal Business address is 1500 Market Street, Suite 3900, Philadelphia, PA 19102

       **** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (Lincoln Life), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has


                                      B-5

entered into an agreement with Delaware Management Holdings, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 22nd day of April, 2005.


      Lincoln New York Account N for Variable Annuities (Registrant)
      Lincoln ChoicePlus II Bonus and Lincoln ChoicePlus Assurance
      (Bonus)
      By:   /s/Rise' C. M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            Second Vice President, Lincoln Life & Annuity Company of
            New York
                                        (Title)
      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Peter L. Witkewiz
            ------------------------------------
            Peter L. Witkewiz
            (Signature-Officer of Depositor)
            Second Vice President, Lincoln Life & Annuity Company of
            New York
                                        (Title)

                                      B-6

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 22, 2005.


Signature                        Title
*                                President and Director
------------------------------
                                 (Principal Executive Officer)
John A. Gotta
/s/ Peter L. Witkewiz            Second Vice President and Chief Financial Officer
 ---------------------------     (Principal Financial Officer and Principal Accounting
  Peter L. Witkewiz              Officer)
*                                Director
------------------------------
J. Patrick Barrett
*                                Director
------------------------------
Robert D. Bond
*                                Director
------------------------------
Jon A. Boscia
*                                Director
------------------------------
Donna D. DeRosa
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Gary W. Parker
*                                Director
------------------------------
Ron J. Ponder
*                                Director
------------------------------
Jill S. Ruckelshaus
*                                Director
------------------------------
Michael S. Smith
*By:/s/ Rise' C. M. Taylor       Pursuant to a Power of Attorney
 ---------------------------
  Rise' C. M. Taylor


                                      B-7